UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-23762

Fidelity Greenwood Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® SAI Alternative Risk Premia Strategy Fund Fidelity® SAI Alternative Risk Premia Strategy Fund : FRPCX

This annual shareholder report contains information about Fidelity® SAI Alternative Risk Premia Strategy Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Alternative Risk Premia Strategy Fund	$ 49	0.50%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2025, the fund, which provides currency exposure through investments in various alternative risk premia factors, underperformed its benchmark, the Bloomberg U.S. 3-Month Treasury Bellwether Index.
•The portfolio's exposure to sentiment strategies was the largest detractor versus the benchmark for the fiscal year, especially long positions in the U.S. dollar in an environment of sustained weakness in the currency.
•Elsewhere, the fund's investment in intraday currency strategies hurt, primarily due to fundamental and sustained shifts in intraday currency behavior.
•In contrast, long exposure to currencies deemed to be undervalued versus their fair value, as measured by purchasing-power parity, and short positions in currencies considered overvalued by the same measure contributed most to relative performance.
•Late in the reporting period, the fund benefited from selling volatility via options on emerging-markets currencies, while also taking advantage of mean-reverting behavior in certain currency cross positions.
•Lastly, carry trade investments, particularly those focused on emerging markets, fared well and generated a strong result, especially in the first half of 2025.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 14, 2023 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Alternative Risk Premia Strategy Fund	-4.76%	-2.40%
Bloomberg US 3 Month Treasury Bellwether Index	4.62%	4.93%
Bloomberg U.S. Aggregate Bond Index	3.38%	3.39%
A   From December 14, 2023

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$42,554,154
Number of Holdings	10
Total Advisory Fee	$209,485
Portfolio Turnover	0%
What did the Fund invest in?
(as of July 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	669.6

ASSET ALLOCATION (% of Fund's Total Exposure)

Swaps - 87.0
Short-Term Investments and Net Other Assets (Liabilities) - 13.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	89.8
89.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913580.101    7564-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund : FRPDX

This annual shareholder report contains information about Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund	$ 52	0.50%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2025, the fund, which provides exposure to commodities through investments in various alternative risk premia factors, outperformed its benchmark, the Bloomberg U.S. 3-Month Treasury Bellwether Index.
•The largest contributor to performance versus the benchmark for the fiscal year was the congestion/liquidity strategy, which benefited from dynamic positioning across the curve, as well as intramonth timing (pre-roll versus post-roll).
•Value-oriented strategies that seek to capture mean reversion in time spreads were aided by long spread positions in Brent and West Texas Intermediate crude, both of which rallied amid military conflict in the Middle East.
•Fundamentals-based trend strategies helped relative performance, given their long positioning in soybean oil, which rallied in the first quarter of 2025, as well as positions in certain softs, including cotton.
•In contrast, the portfolio's price-trend-following strategy was the largest relative detractor, as whipsawing market patterns in energy, grains and metals prevented trends from persisting.
•Lastly, an allocation to a curve carry strategy hurt in the first half of the reporting period, due to weather-related factors and an unusually cold winter, before delivering positive performance from January through midyear.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 14, 2023 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund	7.13%	3.48%
Bloomberg U.S. 3-Month Treasury Bellwether Index	4.62%	4.93%
Bloomberg U.S. Aggregate Bond Index	3.38%	3.39%
A   From December 14, 2023

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$83,150,564
Number of Holdings	12
Total Advisory Fee	$400,559
Portfolio Turnover	0%
What did the Fund invest in?
(as of July 31, 2025)
COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets)

Agriculture - 28.7
Energy - 28.3
Precious Metals - 22.5
Industrial Metals - 14.7
Livestock - 5.8

DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	483.0

ASSET ALLOCATION (% of Fund's Total Exposure)

Swaps - 82.8
Short-Term Investments and Net Other Assets (Liabilities) - 17.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913581.101    7565-TSRA-0925

Item 2.

Code of Ethics

As of the end of the period, July 31, 2025, Fidelity Greenwood Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Jennifer M. Birmingham is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Birmingham is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity SAI Alternative Risk Premia Commodity Strategy Fund and Fidelity SAI Alternative Risk Premia Strategy Fund (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	$76,300	$-	$12,100	$3,900
Fidelity SAI Alternative Risk Premia Strategy Fund	$68,800	$-	$9,800	$3,500

July 31, 2024 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	$400	$-	$-	$2,100
Fidelity SAI Alternative Risk Premia Strategy Fund	$100	$-	$-	$1,900

A Amounts may reflect rounding.

B Fidelity SAI Alternative Risk Premia Commodity Strategy Fund and Fidelity SAI

  Alternative Risk Premia Strategy Fund commenced operations on December 14, 2023.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Diversifying Solutions LLC ("FDS") and entities controlling, controlled by, or under common control with FDS (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2025A	July 31, 2024A,B
Audit-Related Fees	$125,000	$200,000
Tax Fees	$-	$-
All Other Fees	$2,970,400	$1,929,500

A Amounts may reflect rounding.

B May include amounts billed prior to Fidelity SAI Alternative Risk Premia Commodity Strategy Fund and Fidelity SAI Alternative Risk Premia Strategy Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FDS (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	July 31, 2025A	July 31, 2024A,B
Deloitte Entities	$3,461,500	$4,952,500

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity SAI Alternative Risk Premia Commodity Strategy Fund and Fidelity SAI Alternative Risk Premia Strategy Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FDS’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund

Annual Report
July 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund
Consolidated Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
U.S. Treasury Obligations - 88.5%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 9/11/2025 (c) (Cost $73,542,567)	4.26 to 4.30	73,900,000	73,539,147

Money Market Funds - 10.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $8,508,562)	4.33	8,506,861	8,508,562

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $82,051,129)	82,047,709
NET OTHER ASSETS (LIABILITIES) - 1.3%	1,102,855
NET ASSETS - 100.0%	83,150,564

Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
BABXFMR2 Index	1.14%	Return of Index	At Maturity	Bank of America, N.A.	September 2025	35,213,365	568,330	568,330
The following table(s) represent disclosures associated with the underlying components of the total return index at period end. Strategy: Long/short commodity futures related to contract selection and valuation.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
SOYBEAN OIL FUTR JAN26 BOF6	14,605,851	01/26	8,011,309	22.75
SOYBEAN OIL FUTR DEC25 BOZ5	(14,635,202)	12/25	(8,011,309)	(22.75)
CORN FUTURE SEP25 C U5	(2,137,446)	09/25	(8,421,542)	(23.92)
CORN FUTURE DEC25 C Z5	2,035,417	12/25	8,421,542	23.92
WTI CRUDE FUTURE SEP25 CLU5	(348,228)	09/25	(24,118,273)	(68.49)
WTI CRUDE FUTURE NOV25 CLX5	358,263	11/25	24,118,273	68.49
COTTON NO.2 FUTR MAR26 CTH6	4,040,769	03/26	2,771,974	7.87
COTTON NO.2 FUTR DEC25 CTZ5	(4,121,885)	12/25	(2,771,974)	(7.87)
NY HARB ULSD FUT SEP25 HOU5	(1,615,534)	09/25	(3,870,658)	(10.99)
NY HARB ULSD FUT NOV25 HOX5	1,629,065	11/25	3,870,658	10.99
COFFEE 'C' FUTURE SEP25 KCU5	(1,629,108)	09/25	(4,818,911)	(13.68)
COFFEE 'C' FUTURE DEC25 KCZ5	1,669,173	12/25	4,818,911	13.68
KC HRW WHEAT FUT SEP25 KWU5	(575,616)	09/25	(3,029,186)	(8.6)
KC HRW WHEAT FUT DEC25 KWZ5	556,067	12/25	3,029,186	8.6
LME PRI ALUM FUTR SEP25 LAU25	(2,931)	09/25	(7,513,928)	(21.34)
LME PRI ALUM FUTR NOV25 LAX25	2,927	11/25	7,513,928	21.34
LIVE CATTLE FUTR FEB26 LCG6	3,292,904	02/26	7,385,992	20.97
LIVE CATTLE FUTR OCT25 LCV5	(3,309,874)	10/25	(7,385,992)	(20.97)
LEAN HOGS FUTURE FEB26 LHG6	4,073,093	02/26	3,419,368	9.71
LEAN HOGS FUTURE DEC25 LHZ5	(4,183,985)	12/25	(3,419,368)	(9.71)
LME LEAD FUTURE SEP25 LLU5	(838)	09/25	(1,635,005)	(4.64)
LME LEAD FUTURE NOV25 LLX5	827	11/25	1,635,005	4.64
LME NICKEL FUTURE SEP25 LNU5	(275)	09/25	(4,084,102)	(11.6)
LME NICKEL FUTURE NOV25 LNX5	273	11/25	4,084,102	11.6
LME COPPER FUTURE SEP25 LPU25	(1,306)	09/25	(12,527,722)	(35.58)
LME COPPER FUTURE NOV25 LPX25	1,302	11/25	12,527,722	35.58
LME ZINC FUTURE SEP25 LXU5	(1,395)	09/25	(3,854,152)	(10.95)
LME ZINC FUTURE NOV25 LXX5	1,393	11/25	3,854,152	10.95
NATURAL GAS FUT NOV25 NGX25	(3,158,934)	11/25	(11,267,912)	(32)
NATURAL GAS FUT DEC25 NGZ25	2,700,196	12/25	11,267,912	32
LOW SU GASOIL G FUT SEP25 QSU5	(7,022)	09/25	(4,912,018)	(13.95)
LOW SU GASOIL G FUT NOV25 QSX5	7,163	11/25	4,912,018	13.95
SOYBEAN FUTURE JAN26 S F6	1,035,096	01/26	10,428,585	29.62
SOYBEAN FUTURE NOV25 S X5	(1,054,192)	11/25	(10,428,585)	(29.62)
SOYBEAN MEAL FUTR JAN26 SMF6	19,977	01/26	5,587,656	15.87
SOYBEAN MEAL FUTR DEC25 SMZ5	(20,245)	12/25	(5,587,656)	(15.87)
WHEAT FUTURE(CBT) SEP25 W U5	(912,516)	09/25	(4,774,727)	(13.56)
WHEAT FUTURE(CBT) DEC25 W Z5	880,136	12/25	4,774,727	13.56
GASOLINE RBOB FUT SEP25 XBU5	(1,831,101)	09/25	(3,980,627)	(11.3)
GASOLINE RBOB FUT NOV25 XBX5	2,011,537	11/25	3,980,627	11.3
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
MLCIMRLB Index	0.15%	Return of Index	At Maturity	Bank of America, N.A.	September 2025	18,595,784	(422,641)	(422,641)
The following table(s) represent disclosures associated with the underlying components of the total return index at period end. Strategy: Long/short commodity futures and fx forwards to hedge market movements.

Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
USD	EUR	08/25	(2,014,822)	(10.83)
GBP	USD	08/25	2,014,822	10.83
Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
SOYBEAN OIL FUTR DEC25 BOZ5	(3,680,754)	12/25	(2,014,822)	(10.83)
MILL WHEAT EURO FUT SEP25 CAU5	(2,936)	09/25	(657,662)	(3.54)
MILL WHEAT EURO FUT DEC25 CAZ5	(5,871)	12/25	(1,357,221)	(7.3)
COCOA FUTURE SEP25 CCU5	(237)	09/25	(2,014,822)	(10.83)
WTI CRUDE FUTURE SEP25 CLU5	(9,399)	09/25	(650,954)	(3.5)
BRENT CRUDE FUTR OCT25 COV5	45,394	10/25	3,254,769	17.5
CATTLE FEEDER FUT SEP25 FCU5	(607,705)	09/25	(2,014,822)	(10.83)
COPPER FUT SEP25 HGU5	(462,704)	09/25	(2,014,822)	(10.83)
NY HARB ULSD FUT SEP25 HOU5	271,693	09/25	650,954	3.5
KC HRW WHEAT FUT SEP25 KWU5	382,868	09/25	2,014,822	10.83
LEAN HOGS FUTURE OCT25 LHV5	2,249,339	10/25	2,014,822	10.83
LME COPPER FUTURE SEP25 LPU25	210	09/25	2,014,822	10.83
COCOA FUTURE - IC SEP25 QCU5	91	09/25	682,971	3.67
COCOA FUTURE - IC DEC25 QCZ5	183	12/25	1,331,912	7.16
WHITE SUGAR (ICE) FUT OCT25 QWV5	(4,307)	10/25	(2,014,822)	(10.83)
SUGAR #11 (WORLD) FUT OCT25 SBV5	12,323,211	10/25	2,014,822	10.83
SOYBEAN MEAL FUTR DEC25 SMZ5	7,300	12/25	2,014,822	10.83
GASOLINE RBOB FUT SEP25 XBU5	(1,497,194)	09/25	(3,254,769)	(17.5)
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
BXIIFMR1 Index	(0.15)%	Return of Index	At Maturity	Barclays Bank PLC	September 2025	11,934,084	(68,080)	(68,080)
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to recent price history.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
SOYBEAN OIL FUTR DEC25 BOZ5	6,307	12/25	345,265	2.89
CORN FUTURE SEP25 C U5	(1,279)	09/25	(503,976)	(4.22)
COCOA FUTURE DEC25 CCZ5	18	12/25	137,314	1.15
WTI CRUDE FUTURE JAN26 CLF6	5,242	01/26	346,554	2.9
BRENT CRUDE FUTR JAN26 COF6	5,531	01/26	385,077	3.23
COTTON NO.2 FUTR DEC25 CTZ5	(8,022)	12/25	(539,456)	(4.52)
GOLD 100 OZ FUTR DEC25 GCZ5	168	12/25	561,857	4.71
COPPER FUTURE DEC25 HGZ5	786	12/25	347,795	2.91
NY HARB ULSD FUT JAN26 HOF6	1,612	01/26	377,642	3.16
COFFEE 'C' FUTURE DEC25 KCZ5	965	12/25	278,709	2.34
KC HRW WHEAT FUT SEP25 KWU5	(634)	09/25	(333,677)	(2.8)
LME PRI ALUM FUTR JAN26 LAF26	196	01/26	503,081	4.22
LIVE CATTLE FUTR DEC25 LCZ5	3,694	12/25	827,199	6.93
LEAN HOGS FUTURE DEC25 LHZ5	5,721	12/25	467,530	3.92
LME NICKEL FUTURE SEP25 LNU5	(28)	09/25	(417,502)	(3.5)
LME COPPER FUTURE JAN26 LPF26	58	01/26	554,911	4.65
LME ZINC FUTURE JAN26 LXF6	163	01/26	451,741	3.79
NATURAL GAS FUT SEP25 NGU25	(58,141)	09/25	(180,587)	(1.51)
LOW SU GASOIL G FUT JAN26 QSF6	460	01/26	307,446	2.58
SOYBEAN FUTURE NOV25 S X5	(522)	11/25	(516,531)	(4.33)
SUGAR #11 (WORLD) FUT OCT25 SBV5	(17,567)	10/25	(287,218)	(2.41)
SILVER FUTURE SEP25 SIU5	9,183	09/25	337,126	2.82
SOYBEAN MEAL FUTR DEC25 SMZ5	(1,597)	12/25	(440,702)	(3.69)
WHEAT FUTURE(CBT) SEP25 W U5	(737)	09/25	(385,829)	(3.23)
GASOLINE RBOB FUT JAN26 XBF6	2,000	01/26	385,519	3.23
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
GSCOFMR1 Index	(0.17)%	Return of Index	At Maturity	Goldman Sachs International	September 2025	33,813,198	225,597	225,597
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to market movements and flows.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
COCOA FUTURE SEP25 CCU5	-	09/25	(9)	-
WTI CRUDE FUTURE SEP25 CLU5	(429,774)	09/25	(29,766,178)	(88.03)
WTI CRUDE FUTURE OCT25 CLV5	435,758	10/25	29,718,698	87.89
CORN FUTURE DEC25 C Z5	1	12/25	4	-
CATTLE FEEDER FUT SEP25 FCU5	(6,254,214)	09/25	(20,735,847)	(61.32)
CATTLE FEEDER FUT OCT25 FCV5	6,277,265	10/25	20,725,961	61.3
GOLD 100 OZ FUTR DEC25 GCZ5	-	12/25	(3)	-
NY HARB ULSD FUT SEP25 HOU5	(11,689,907)	09/25	(28,007,849)	(82.83)
NY HARB ULSD FUT OCT25 HOV5	11,746,295	10/25	28,083,042	83.05
KC HRW WHEAT FUT DEC25 KWZ5	2	12/25	9	-
BRENT CRUDE FUTR OCT25 COV5	(415,009)	10/25	(29,756,141)	(88)
BRENT CRUDE FUTR NOV25 COX5	419,434	11/25	29,695,952	87.82
LIVE CATTLE FUTR OCT25 LCV5	5	10/25	11	-
LEAN HOGS FUTURE APR26 LHJ6	3	04/26	3	-
LME PRI ALUM FUTR SEP25 LAU25	(7,705)	09/25	(19,754,152)	(58.42)
LME PRI ALUM FUTR OCT25 LAV25	7,703	10/25	19,754,104	58.42
LME COPPER FUTURE SEP25 LPU25	(2,073)	09/25	(19,885,378)	(58.81)
LME COPPER FUTURE OCT25 LPV25	2,071	10/25	19,895,777	58.84
LME NICKEL FUTURE MAR26 LNH6	(157)	03/26	(2,381,630)	(7.04)
LME NICKEL FUTURE APR26 LNJ6	156	04/26	2,381,699	7.04
LME NICKEL FUTURE SEP25 LNU5	(374)	09/25	(5,556,563)	(16.43)
LME NICKEL FUTURE OCT25 LNV5	373	10/25	5,557,131	16.43
LME LEAD FUTURE JAN26 LLF6	2,389	01/26	4,761,483	14.08
LME LEAD FUTURE SEP25 LLU5	(5,066)	09/25	(9,888,436)	(29.24)
LME LEAD FUTURE OCT25 LLV5	5,041	10/25	9,899,212	29.28
LME LEAD FUTURE DEC25 LLZ5	(2,398)	12/25	(4,759,267)	(14.08)
LME ZINC FUTURE SEP25 LXU5	(7,173)	09/25	(19,811,988)	(58.59)
LME ZINC FUTURE OCT25 LXV5	7,174	10/25	19,824,441	58.63
NATURAL GAS FUTR JAN26 NGF26	4,096,822	01/26	18,423,407	54.49
NATURAL GAS FUT DEC25 NGZ25	(4,410,737)	12/25	(18,406,003)	(54.43)
GASOLINE RBOB FUT SEP25 XBU5	(13,424,734)	09/25	(29,184,029)	(86.31)
GASOLINE RBOB FUT OCT25 XBV5	14,404,044	10/25	29,194,117	86.34
SUGAR #11 (WORLD) FUT MAR26 SBH6	6	03/26	1	-
SOYBEAN FUTURE MAR26 S H6	(1,902,524)	03/26	(19,481,848)	(57.62)
SOYBEAN FUTURE MAY26 S K6	1,877,244	05/26	19,499,874	57.67
WHEAT FUTURE(CBT) MAR26 W H6	(3,464,529)	03/26	(19,427,346)	(57.45)
WHEAT FUTURE(CBT) MAY26 W K6	3,395,339	05/26	19,438,315	57.49
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
GSCOFMR2 Index	0.65%	Return of Index	At Maturity	Goldman Sachs International	September 2025	50,704,396	413,922	413,922
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to fundamentals.
Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
SOYBEAN OIL FUTR JAN26 BOF6	(5,019,630)	01/26	(2,753,267)	(5.43)
SOYBEAN OIL FUTR JUL26 BON6	5,121,718	07/26	2,760,606	5.44
WTI CRUDE FUTURE JAN26 CLF6	24,181	01/26	1,598,590	3.15
WTI CRUDE FUTURE JUL26 CLN6	(62,463)	07/26	(4,045,120)	(7.98)
WTI CRUDE FUTURE NOV25 CLX5	36,271	11/25	2,441,772	4.82
CORN FUTURE JUL26 C N6	664,044	07/26	2,968,278	5.85
COTTON NO.2 FUTR MAR26 CTH6	841,167	03/26	577,041	1.14
COTTON NO.2 FUTR JUL26 CTN6	560,778	07/26	395,741	0.78
COTTON NO.2 FUTR DEC25 CTZ5	(1,445,811)	12/25	(972,308)	(1.92)
CORN FUTURE DEC25 C Z5	(719,214)	12/25	(2,975,746)	(5.87)
COPPER FUTURE MAR26 HGH6	774,472	03/26	3,471,570	6.85
COPPER FUTURE DEC25 HGZ5	(779,881)	12/25	(3,449,803)	(6.8)
NY HARB ULSD FUT MAR26 HOH6	119,727	03/26	276,173	0.54
NY HARB ULSD FUT MAY26 HOK6	239,453	05/26	540,230	1.07
NY HARB ULSD FUT JUL26 HON6	(361,032)	07/26	(808,495)	(1.59)
NY HARB ULSD FUT SEP25 HOU5	(240,688)	09/25	(576,664)	(1.14)
NY HARB ULSD FUT NOV25 HOX5	239,453	11/25	568,941	1.12
COFFEE 'C' FUTURE MAR26 KCH6	481,851	03/26	1,358,819	2.68
COFFEE 'C' FUTURE JUL26 KCN6	(627,551)	07/26	(1,704,742)	(3.36)
COFFEE 'C' FUTURE DEC25 KCZ5	120,463	12/25	347,776	0.69
KC HRW WHEAT FUT JUL26 KWN6	(182,304)	07/26	(1,066,022)	(2.1)
KC HRW WHEAT FUT DEC25 KWZ5	196,676	12/25	1,071,395	2.11
LIVE CATTLE FUTR FEB26 LCG6	(226,431)	02/26	(507,885)	(1)
BRENT CRUDE FUTR JAN26 COF6	38,946	01/26	2,711,423	5.35
BRENT CRUDE FUTR MAY26 COK6	(26,620)	05/26	(1,828,514)	(3.61)
BRENT CRUDE FUTR JUL26 CON6	(26,620)	07/26	(1,819,729)	(3.59)
BRENT CRUDE FUTR SEP26 COU6	(13,310)	09/26	(906,005)	(1.79)
BRENT CRUDE FUTR NOV25 COX5	25,964	11/25	1,838,253	3.63
LIVE CATTLE FUTR OCT25 LCV5	1,131,950	10/25	2,525,947	4.98
LIVE CATTLE FUTR DEC25 LCZ5	(905,725)	12/25	(2,028,146)	(4)
LOW SU GASOIL G FUT MAR26 QSH6	1,042	03/26	686,682	1.35
LOW SU GASOIL G FUT MAY26 QSK6	(1,572)	05/26	(1,021,175)	(2.01)
LOW SU GASOIL G FUT SEP25 QSU5	(1,048)	09/25	(733,192)	(1.45)
LOW SU GASOIL G FUT NOV25 QSX5	1,564	11/25	1,072,240	2.11
LEAN HOGS FUTURE APR26 LHJ6	(854,157)	04/26	(745,039)	(1.47)
LEAN HOGS FUTURE OCT25 LHV5	1,349,607	10/25	1,208,911	2.38
LEAN HOGS FUTURE DEC25 LHZ5	(569,438)	12/25	(465,373)	(0.92)
LME PRI ALUM FUTR MAR26 LAH26	(202)	03/26	(519,761)	(1.03)
LME PRI ALUM FUTR MAY26 LAK26	(403)	05/26	(1,043,452)	(2.06)
LME PRI ALUM FUTR JUL26 LAN26	(403)	07/26	(1,046,777)	(2.06)
LME PRI ALUM FUTR NOV25 LAX25	1,016	11/25	2,608,786	5.15
LME NICKEL FUTURE MAR26 LNH6	56	03/26	852,433	1.68
LME NICKEL FUTURE MAY26 LNK6	(19)	05/26	(293,639)	(0.58)
LME NICKEL FUTURE JUL26 LNN6	37	07/26	576,897	1.14
LME NICKEL FUTURE SEP25 LNU5	(77)	09/25	(1,135,879)	(2.24)
LME LEAD FUTURE JAN26 LLF6	113	01/26	225,966	0.45
LME LEAD FUTURE MAR26 LLH6	57	03/26	113,862	0.22
LME LEAD FUTURE JUL26 LLN6	113	07/26	229,764	0.45
LME LEAD FUTURE SEP25 LLU5	(116)	09/25	(225,848)	(0.45)
LME LEAD FUTURE NOV25 LLX5	(174)	11/25	(343,097)	(0.68)
LME ZINC FUTURE MAY26 LXK6	(483)	05/26	(1,342,838)	(2.65)
LME ZINC FUTURE JUL26 LXN6	97	07/26	269,939	0.53
LME ZINC FUTURE NOV25 LXX5	388	11/25	1,074,475	2.12
NATURAL GAS FUTR MAR26 NGH26	1,278,637	03/26	4,847,313	9.56
NATURAL GAS FUT SEP25 NGU25	(890,856)	09/25	(2,766,998)	(5.46)
NATURAL GAS FUT NOV25 NGX25	(593,904)	11/25	(2,118,455)	(4.18)
GASOLINE RBOB FUT MAR26 XBH6	570,193	03/26	1,113,245	2.2
GASOLINE RBOB FUT MAY26 XBK6	142,548	05/26	305,068	0.6
GASOLINE RBOB FUT NOV25 XBX5	(715,783)	11/25	(1,416,464)	(2.79)
SUGAR #11 (WORLD) FUT MAR26 SBH6	5,548,703	03/26	941,615	1.86
SUGAR #11 (WORLD) FUT MAY26 SBK6	(9,328,264)	05/26	(1,555,022)	(3.07)
SUGAR #11 (WORLD) FUT JUL26 SBN6	3,699,136	07/26	612,207	1.21
SOYBEAN MEAL FUTR JAN26 SMF6	5,672	01/26	1,586,518	3.13
SOYBEAN MEAL FUTR MAR26 SMH6	(5,574)	03/26	(1,593,634)	(3.14)
SOYBEAN MEAL FUTR DEC25 SMZ5	25	12/25	6,770	0.01
SOYBEAN FUTURE JUL26 S N6	347,935	07/26	3,652,445	7.2
SOYBEAN FUTURE NOV25 S X5	(368,725)	11/25	(3,647,614)	(7.19)
WHEAT FUTURE(CBT) MAY26 W K6	(292,354)	05/26	(1,673,726)	(3.3)
WHEAT FUTURE(CBT) DEC25 W Z5	308,872	12/25	1,675,630	3.3
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
JCOPFMR2 Index	0.45%	Return of Index	At Maturity	JPMorgan Chase Bank, N.A.	September 2025	23,072,752	(100,366)	(100,366)
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to market movements driven by fundamental factors.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
WTI CRUDE FUTURE SEP25 CLU5	18,128	09/25	1,255,532	5.44
COTTON NO.2 FUTR DEC25 CTZ5	4,303,442	12/25	2,894,065	12.54
NY HARB ULSD FUT SEP25 HOU5	(502,199)	09/25	(1,203,218)	(5.21)
LME PRI ALUM FUTR SEP25 LAU25	(275)	09/25	(705,885)	(3.06)
LEAN HOGS FUTURE OCT25 LHV5	489,427	10/25	438,404	1.9
LME LEAD FUTURE SEP25 LLU5	(916)	09/25	(1,787,580)	(7.74)
LME NICKEL FUTURE SEP25 LNU5	(3)	09/25	(49,464)	(0.21)
LME COPPER FUTURE SEP25 LPU25	(104)	09/25	(998,202)	(4.32)
LME ZINC FUTURE SEP25 LXU5	(325)	09/25	(897,810)	(3.89)
GASOLINE RBOB FUT SEP25 XBU5	150,908	09/25	328,058	1.42
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
JMABCCVP Index	0.55%	Return of Index	At Maturity	JPMorgan Chase Bank, N.A.	September 2025	104,969,730	654,821	654,821
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to recent price history.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
SOYBEAN OIL FUTR DEC25 BOZ5	(14,166,504)	12/25	(7,754,744)	(7.38)
SOYBEAN OIL FUTR JAN26 BOF6	14,278,859	01/26	7,831,954	7.46
CORN FUTURE SEP25 C U5	3,005,817	09/25	11,842,919	11.27
CORN FUTURE DEC25 C Z5	(2,961,777)	12/25	(12,254,351)	(11.67)
COCOA FUTURE SEP25 CCU5	383	09/25	3,258,214	3.1
COCOA FUTURE DEC25 CCZ5	(503)	12/25	(3,897,071)	(3.71)
COPPER FUT SEP25 HGU5	(6,516)	09/25	(28,374)	(0.03)
COPPER FUTURE DEC25 HGZ5	6,497	12/25	28,740	0.03
NY HARB ULSD FUT SEP25 HOU5	(3,949,485)	09/25	(9,462,570)	(9.01)
NY HARB ULSD FUT DEC25 HOZ5	5,306,126	12/25	12,484,783	11.89
KC HRW WHEAT FUT SEP25 KWU5	1,830,013	09/25	9,630,443	9.17
KC HRW WHEAT FUT DEC25 KWZ5	(1,906,195)	12/25	(10,383,999)	(9.89)
LME LEAD FUTURE SEP25 LLU5	(1,248)	09/25	(2,435,541)	(2.32)
LME LEAD FUTURE DEC25 LLZ5	1,320	12/25	2,619,794	2.49
LME NICKEL FUTURE SEP25 LNU5	(798)	09/25	(11,840,737)	(11.27)
LME NICKEL FUTURE DEC25 LNZ5	812	12/25	12,212,793	11.63
LOW SU GASOIL G FUT SEP25 QSU5	(14,467)	09/25	(10,119,392)	(9.63)
LOW SU GASOIL G FUT DEC25 QSZ5	18,454	12/25	12,433,460	11.84
SOYBEAN FUTURE NOV25 S X5	260,302	11/25	2,575,042	2.45
SOYBEAN FUTURE JAN26 S F6	(260,648)	01/26	(2,626,032)	(2.5)
SUGAR #11 (WORLD) FUT OCT25 SBV5	65,015,429	10/25	10,630,023	10.12
SUGAR #11 (WORLD) FUT MAR26 SBH6	(71,864,227)	03/26	(12,195,359)	(11.61)
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
VMACBK3P Index	0.20%	Return of Index	At Maturity	Macquarie Bank Ltd.	September 2025	26,189,069	(108,291)	(108,291)
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short Commodity Futures and Commodity Options related to market volatility.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
COCOA FUTURE SEP25 CCU5	(51)	09/25	(432,503)	(1.65)
COCOA FUTURE DEC25 CCZ5	(28)	12/25	(219,518)	(0.84)
BRENT CRUDE FUTR OCT25 COV5	72,914	10/25	5,227,951	19.94
BRENT CRUDE FUTR NOV25 COX5	7,132	11/25	504,944	1.93
GOLD 100 OZ FUTR APR26 GCJ6	(124)	04/26	(420,615)	(1.6)
GOLD 100 OZ FUTR OCT25 GCV5	1,291	10/25	4,288,617	16.36
GOLD 100 OZ FUTR DEC25 GCZ5	7	12/25	24,520	0.09
NY HARB ULSD FUT SEP25 HOU5	31,742	09/25	76,051	0.29
NY HARB ULSD FUT OCT25 HOV5	(6,859)	10/25	(16,398)	(0.06)
COFFEE 'C' FUTURE SEP25 KCU5	(581,427)	09/25	(1,719,863)	(6.56)
COFFEE 'C' FUTURE DEC25 KCZ5	(105,396)	12/25	(304,278)	(1.16)
LME PRI ALUM FUTR AUG25 LAQ25	111	08/25	284,320	1.08
LME PRI ALUM FUTR SEP25 LAU25	(105)	09/25	(270,288)	(1.03)
LME LEAD FUTURE JAN26 LLF6	(10)	01/26	(19,273)	(0.07)
LME LEAD FUTURE FEB26 LLG6	(12)	02/26	(23,226)	(0.09)
LME LEAD FUTURE AUG25 LLQ5	(16)	08/25	(31,207)	(0.12)
LME LEAD FUTURE SEP25 LLU5	(19)	09/25	(37,383)	(0.14)
LME LEAD FUTURE OCT25 LLV5	(28)	10/25	(54,395)	(0.21)
LME LEAD FUTURE NOV25 LLX5	1	11/25	1,076	-
LME LEAD FUTURE DEC25 LLZ5	(6)	12/25	(11,543)	(0.04)
LME COPPER FUTURE AUG25 LPQ25	(228)	08/25	(2,186,734)	(8.34)
LME COPPER FUTURE SEP25 LPU25	(221)	09/25	(2,123,850)	(8.1)
LME ZINC FUTURE AUG25 LXQ5	231	08/25	636,149	2.43
LME ZINC FUTURE SEP25 LXU5	(31)	09/25	(84,516)	(0.32)
GASOLINE RBOB FUT OCT25 XBV5	(2,640)	10/25	(5,350)	(0.02)
Options Description	Number of Contracts	Notional Value ($)	Exercise Price	Expiration Date	Weight (%)
COCOA FUTURE SEP25 CCU5 CALL 10000 08/08/2025	(8)	(62)	10000	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 10150 08/08/2025	(3)	(17)	10150	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 10200 08/08/2025	(7)	(34)	10200	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 10250 08/08/2025	(5)	(23)	10250	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 10300 08/08/2025	(8)	(32)	10300	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 10400 08/08/2025	(2)	(8)	10400	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 10450 08/08/2025	(4)	(12)	10450	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 10700 08/08/2025	(2)	(4)	10700	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 10750 08/08/2025	(2)	(5)	10750	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 10800 08/08/2025	(4)	(9)	10800	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 10850 08/08/2025	(4)	(8)	10850	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 10900 08/08/2025	(3)	(6)	10900	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 10950 08/08/2025	(7)	(14)	10950	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 11000 08/08/2025	(4)	(9)	11000	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 11050 08/08/2025	(2)	(5)	11050	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 11100 08/08/2025	(5)	(10)	11100	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 11150 08/08/2025	(5)	(11)	11150	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 11200 08/08/2025	(2)	(2)	11200	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 11250 08/08/2025	(2)	(2)	11250	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 11350 08/08/2025	(6)	(6)	11350	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 11500 08/08/2025	(7)	(7)	11500	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 12000 08/08/2025	(9)	(9)	12000	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 12250 08/08/2025	(2)	(2)	12250	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 12500 08/08/2025	(2)	(2)	12500	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 12750 08/08/2025	(3)	(3)	12750	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 13250 08/08/2025	(2)	(2)	13250	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 13500 08/08/2025	(3)	(3)	13500	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 13750 08/08/2025	(1)	(1)	13750	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 8500 08/08/2025	(3)	(836)	8500	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 8550 08/08/2025	(3)	(743)	8550	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 8650 08/08/2025	(3)	(609)	8650	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 8800 08/08/2025	(3)	(442)	8800	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 8850 08/08/2025	(3)	(373)	8850	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 8900 08/08/2025	(3)	(345)	8900	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 9000 08/08/2025	(3)	(253)	9000	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 9050 08/08/2025	(3)	(224)	9050	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 9150 08/08/2025	(3)	(180)	9150	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 9200 08/08/2025	(3)	(139)	9200	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 9500 08/08/2025	(8)	(197)	9500	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 9550 08/08/2025	(2)	(44)	9550	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 9600 08/08/2025	(5)	(102)	9600	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 9650 08/08/2025	(10)	(173)	9650	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 9700 08/08/2025	(5)	(80)	9700	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 9750 08/08/2025	(7)	(91)	9750	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 9900 08/08/2025	(2)	(23)	9900	08/25	-
COCOA FUTURE SEP25 CCU5 CALL 9950 08/08/2025	(5)	(46)	9950	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 10050 08/08/2025	(2)	(2990)	10050	08/25	(0.01)
COCOA FUTURE SEP25 CCU5 PUT 10100 08/08/2025	(4)	(5612)	10100	08/25	(0.02)
COCOA FUTURE SEP25 CCU5 PUT 10150 08/08/2025	(2)	(2891)	10150	08/25	(0.01)
COCOA FUTURE SEP25 CCU5 PUT 6400 08/08/2025	(5)	(10)	6400	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 6650 08/08/2025	(9)	(38)	6650	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 6700 08/08/2025	(9)	(46)	6700	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 6800 08/08/2025	(5)	(27)	6800	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 6850 08/08/2025	(5)	(27)	6850	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 6950 08/08/2025	(4)	(36)	6950	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 7000 08/08/2025	(5)	(41)	7000	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 7100 08/08/2025	(8)	(92)	7100	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 7200 08/08/2025	(8)	(111)	7200	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 7250 08/08/2025	(4)	(59)	7250	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 7300 08/08/2025	(8)	(141)	7300	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 7350 08/08/2025	(14)	(287)	7350	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 7400 08/08/2025	(4)	(85)	7400	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 7450 08/08/2025	(11)	(286)	7450	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 7500 08/08/2025	(11)	(311)	7500	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 7550 08/08/2025	(4)	(117)	7550	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 7600 08/08/2025	(7)	(253)	7600	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 7650 08/08/2025	(7)	(291)	7650	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 7700 08/08/2025	(7)	(310)	7700	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 7750 08/08/2025	(3)	(168)	7750	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 7850 08/08/2025	(6)	(393)	7850	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 7900 08/08/2025	(9)	(650)	7900	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 7950 08/08/2025	(8)	(696)	7950	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 8050 08/08/2025	(3)	(305)	8050	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 8100 08/08/2025	(6)	(725)	8100	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 8150 08/08/2025	(3)	(367)	8150	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 8200 08/08/2025	(3)	(421)	8200	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 8300 08/08/2025	(8)	(1473)	8300	08/25	(0.01)
COCOA FUTURE SEP25 CCU5 PUT 8350 08/08/2025	(16)	(3172)	8350	08/25	(0.01)
COCOA FUTURE SEP25 CCU5 PUT 8400 08/08/2025	(3)	(583)	8400	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 8450 08/08/2025	(3)	(603)	8450	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 8550 08/08/2025	(8)	(2308)	8550	08/25	(0.01)
COCOA FUTURE SEP25 CCU5 PUT 8600 08/08/2025	(3)	(825)	8600	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 8700 08/08/2025	(6)	(2104)	8700	08/25	(0.01)
COCOA FUTURE SEP25 CCU5 PUT 8750 08/08/2025	(3)	(1045)	8750	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 8800 08/08/2025	(5)	(2311)	8800	08/25	(0.01)
COCOA FUTURE SEP25 CCU5 PUT 8850 08/08/2025	(2)	(1003)	8850	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 8900 08/08/2025	(2)	(764)	8900	08/25	-
COCOA FUTURE SEP25 CCU5 PUT 8950 08/08/2025	(8)	(4414)	8950	08/25	(0.02)
COCOA FUTURE SEP25 CCU5 PUT 9100 08/08/2025	(4)	(2334)	9100	08/25	(0.01)
COCOA FUTURE SEP25 CCU5 PUT 9200 08/08/2025	(2)	(1624)	9200	08/25	(0.01)
COCOA FUTURE SEP25 CCU5 PUT 9250 08/08/2025	(2)	(1702)	9250	08/25	(0.01)
COCOA FUTURE SEP25 CCU5 PUT 9500 08/08/2025	(2)	(2060)	9500	08/25	(0.01)
COCOA FUTURE SEP25 CCU5 PUT 9550 08/08/2025	(2)	(2178)	9550	08/25	(0.01)
COCOA FUTURE DEC25 CCZ5 CALL 10000 11/14/2025	(4)	(951)	10000	11/25	-
COCOA FUTURE DEC25 CCZ5 CALL 10050 11/14/2025	(2)	(474)	10050	11/25	-
COCOA FUTURE DEC25 CCZ5 CALL 10100 11/14/2025	(6)	(1332)	10100	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 CALL 10150 11/14/2025	(2)	(460)	10150	11/25	-
COCOA FUTURE DEC25 CCZ5 CALL 10300 11/14/2025	(4)	(832)	10300	11/25	-
COCOA FUTURE DEC25 CCZ5 CALL 10450 11/14/2025	(4)	(703)	10450	11/25	-
COCOA FUTURE DEC25 CCZ5 CALL 10750 11/14/2025	(4)	(624)	10750	11/25	-
COCOA FUTURE DEC25 CCZ5 CALL 11000 11/14/2025	(10)	(1386)	11000	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 CALL 11250 11/14/2025	(2)	(236)	11250	11/25	-
COCOA FUTURE DEC25 CCZ5 CALL 11500 11/14/2025	(4)	(413)	11500	11/25	-
COCOA FUTURE DEC25 CCZ5 CALL 11750 11/14/2025	(7)	(689)	11750	11/25	-
COCOA FUTURE DEC25 CCZ5 CALL 12250 11/14/2025	(3)	(255)	12250	11/25	-
COCOA FUTURE DEC25 CCZ5 CALL 7600 11/14/2025	(3)	(2254)	7600	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 CALL 7950 11/14/2025	(2)	(1799)	7950	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 CALL 8050 11/14/2025	(2)	(1659)	8050	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 CALL 8200 11/14/2025	(5)	(2972)	8200	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 CALL 8300 11/14/2025	(4)	(2670)	8300	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 CALL 8350 11/14/2025	(5)	(2677)	8350	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 CALL 8400 11/14/2025	(4)	(2582)	8400	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 CALL 8450 11/14/2025	(2)	(1337)	8450	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 CALL 8550 11/14/2025	(5)	(2383)	8550	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 CALL 8600 11/14/2025	(7)	(3570)	8600	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 CALL 8750 11/14/2025	(5)	(2134)	8750	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 CALL 8800 11/14/2025	(4)	(2010)	8800	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 CALL 8850 11/14/2025	(2)	(984)	8850	11/25	-
COCOA FUTURE DEC25 CCZ5 CALL 8950 11/14/2025	(5)	(1911)	8950	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 CALL 9150 11/14/2025	(2)	(869)	9150	11/25	-
COCOA FUTURE DEC25 CCZ5 CALL 9200 11/14/2025	(2)	(867)	9200	11/25	-
COCOA FUTURE DEC25 CCZ5 CALL 9250 11/14/2025	(2)	(749)	9250	11/25	-
COCOA FUTURE DEC25 CCZ5 CALL 9300 11/14/2025	(7)	(2365)	9300	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 CALL 9350 11/14/2025	(7)	(2214)	9350	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 CALL 9400 11/14/2025	(4)	(1422)	9400	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 CALL 9450 11/14/2025	(2)	(713)	9450	11/25	-
COCOA FUTURE DEC25 CCZ5 CALL 9500 11/14/2025	(4)	(1335)	9500	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 CALL 9600 11/14/2025	(9)	(2548)	9600	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 CALL 9650 11/14/2025	(2)	(617)	9650	11/25	-
COCOA FUTURE DEC25 CCZ5 CALL 9700 11/14/2025	(2)	(618)	9700	11/25	-
COCOA FUTURE DEC25 CCZ5 CALL 9750 11/14/2025	(2)	(558)	9750	11/25	-
COCOA FUTURE DEC25 CCZ5 CALL 9850 11/14/2025	(4)	(1101)	9850	11/25	-
COCOA FUTURE DEC25 CCZ5 CALL 9950 11/14/2025	(4)	(1000)	9950	11/25	-
COCOA FUTURE DEC25 CCZ5 PUT 5800 11/14/2025	(4)	(536)	5800	11/25	-
COCOA FUTURE DEC25 CCZ5 PUT 6100 11/14/2025	(4)	(717)	6100	11/25	-
COCOA FUTURE DEC25 CCZ5 PUT 6150 11/14/2025	(4)	(761)	6150	11/25	-
COCOA FUTURE DEC25 CCZ5 PUT 6250 11/14/2025	(4)	(860)	6250	11/25	-
COCOA FUTURE DEC25 CCZ5 PUT 6300 11/14/2025	(4)	(900)	6300	11/25	-
COCOA FUTURE DEC25 CCZ5 PUT 6350 11/14/2025	(11)	(2842)	6350	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 PUT 6400 11/14/2025	(4)	(976)	6400	11/25	-
COCOA FUTURE DEC25 CCZ5 PUT 6450 11/14/2025	(14)	(4030)	6450	11/25	(0.02)
COCOA FUTURE DEC25 CCZ5 PUT 6500 11/14/2025	(21)	(6288)	6500	11/25	(0.02)
COCOA FUTURE DEC25 CCZ5 PUT 6550 11/14/2025	(6)	(1996)	6550	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 PUT 6650 11/14/2025	(10)	(3453)	6650	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 PUT 6750 11/14/2025	(4)	(1329)	6750	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 PUT 6800 11/14/2025	(3)	(1337)	6800	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 PUT 6850 11/14/2025	(4)	(1475)	6850	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 PUT 6900 11/14/2025	(6)	(2365)	6900	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 PUT 6950 11/14/2025	(3)	(1561)	6950	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 PUT 7000 11/14/2025	(10)	(4795)	7000	11/25	(0.02)
COCOA FUTURE DEC25 CCZ5 PUT 7050 11/14/2025	(10)	(5009)	7050	11/25	(0.02)
COCOA FUTURE DEC25 CCZ5 PUT 7100 11/14/2025	(6)	(3084)	7100	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 PUT 7150 11/14/2025	(7)	(3577)	7150	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 PUT 7200 11/14/2025	(5)	(2886)	7200	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 PUT 7250 11/14/2025	(12)	(6768)	7250	11/25	(0.03)
COCOA FUTURE DEC25 CCZ5 PUT 7300 11/14/2025	(8)	(4656)	7300	11/25	(0.02)
COCOA FUTURE DEC25 CCZ5 PUT 7350 11/14/2025	(7)	(4438)	7350	11/25	(0.02)
COCOA FUTURE DEC25 CCZ5 PUT 7400 11/14/2025	(5)	(3327)	7400	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 PUT 7450 11/14/2025	(13)	(8566)	7450	11/25	(0.03)
COCOA FUTURE DEC25 CCZ5 PUT 7550 11/14/2025	(3)	(1836)	7550	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 PUT 7700 11/14/2025	(3)	(2021)	7700	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 PUT 7850 11/14/2025	(5)	(4394)	7850	11/25	(0.02)
COCOA FUTURE DEC25 CCZ5 PUT 7900 11/14/2025	(3)	(2364)	7900	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 PUT 8050 11/14/2025	(5)	(4935)	8050	11/25	(0.02)
COCOA FUTURE DEC25 CCZ5 PUT 8100 11/14/2025	(5)	(5142)	8100	11/25	(0.02)
COCOA FUTURE DEC25 CCZ5 PUT 8200 11/14/2025	(5)	(5430)	8200	11/25	(0.02)
COCOA FUTURE DEC25 CCZ5 PUT 8250 11/14/2025	(2)	(2719)	8250	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 PUT 8300 11/14/2025	(2)	(2808)	8300	11/25	(0.01)
COCOA FUTURE DEC25 CCZ5 PUT 8350 11/14/2025	(5)	(5677)	8350	11/25	(0.02)
COCOA FUTURE DEC25 CCZ5 PUT 8550 11/14/2025	(5)	(6255)	8550	11/25	(0.02)
BRENT CRUDE FUTR JAN26 COF6 CALL 96 11/25/2025	1,151	622	96	11/25	-
BRENT CRUDE FUTR JAN26 COF6 PUT 32.50 11/25/2025	9,176	734	33	11/25	-
BRENT CRUDE FUTR OCT25 COV5 CALL 68.25 08/26/2025	(5,380)	(24424)	68	08/25	(0.09)
BRENT CRUDE FUTR OCT25 COV5 CALL 68.50 08/26/2025	(21,399)	(93513)	69	08/25	(0.36)
BRENT CRUDE FUTR OCT25 COV5 CALL 68.75 08/26/2025	(5,330)	(22388)	69	08/25	(0.09)
BRENT CRUDE FUTR OCT25 COV5 CALL 69.50 08/26/2025	(8,816)	(32707)	70	08/25	(0.12)
BRENT CRUDE FUTR OCT25 COV5 CALL 69.75 08/26/2025	(14,170)	(50445)	70	08/25	(0.19)
BRENT CRUDE FUTR OCT25 COV5 CALL 70.25 08/26/2025	(9,400)	(30737)	70	08/25	(0.12)
BRENT CRUDE FUTR OCT25 COV5 CALL 70.50 08/26/2025	(9,220)	(28857)	71	08/25	(0.11)
BRENT CRUDE FUTR OCT25 COV5 CALL 70.75 08/26/2025	(9,563)	(28689)	71	08/25	(0.11)
BRENT CRUDE FUTR OCT25 COV5 CALL 70 08/26/2025	(4,127)	(14075)	70	08/25	(0.05)
BRENT CRUDE FUTR OCT25 COV5 CALL 71.25 08/26/2025	(9,324)	(25640)	71	08/25	(0.1)
BRENT CRUDE FUTR OCT25 COV5 CALL 71.75 08/26/2025	(4,683)	(11755)	72	08/25	(0.04)
BRENT CRUDE FUTR OCT25 COV5 CALL 72.25 08/26/2025	(11,305)	(25889)	72	08/25	(0.1)
BRENT CRUDE FUTR OCT25 COV5 CALL 72.50 08/26/2025	(26,821)	(58739)	73	08/25	(0.22)
BRENT CRUDE FUTR OCT25 COV5 CALL 72.75 08/26/2025	(9,634)	(20231)	73	08/25	(0.08)
BRENT CRUDE FUTR OCT25 COV5 CALL 72 08/26/2025	(10,014)	(24034)	72	08/25	(0.09)
BRENT CRUDE FUTR OCT25 COV5 CALL 73.25 08/26/2025	(9,936)	(18978)	73	08/25	(0.07)
BRENT CRUDE FUTR OCT25 COV5 CALL 73.50 08/26/2025	(4,699)	(8598)	74	08/25	(0.03)
BRENT CRUDE FUTR OCT25 COV5 CALL 73.75 08/26/2025	(5,294)	(9211)	74	08/25	(0.04)
BRENT CRUDE FUTR OCT25 COV5 CALL 73 08/26/2025	(5,168)	(10336)	73	08/25	(0.04)
BRENT CRUDE FUTR OCT25 COV5 CALL 74.25 08/26/2025	(5,280)	(8396)	74	08/25	(0.03)
BRENT CRUDE FUTR OCT25 COV5 CALL 74.50 08/26/2025	(5,081)	(7723)	75	08/25	(0.03)
BRENT CRUDE FUTR OCT25 COV5 CALL 74.75 08/26/2025	(10,434)	(15129)	75	08/25	(0.06)
BRENT CRUDE FUTR OCT25 COV5 CALL 75.25 08/26/2025	(4,687)	(6187)	75	08/25	(0.02)
BRENT CRUDE FUTR OCT25 COV5 CALL 78.50 08/26/2025	2,303	1704	79	08/25	0.01
BRENT CRUDE FUTR OCT25 COV5 CALL 80.50 08/26/2025	2,303	1267	81	08/25	-
BRENT CRUDE FUTR OCT25 COV5 CALL 80 08/26/2025	1,151	679	80	08/25	-
BRENT CRUDE FUTR OCT25 COV5 CALL 81.50 08/26/2025	2,304	1083	82	08/25	-
BRENT CRUDE FUTR OCT25 COV5 CALL 81 08/26/2025	9,214	4699	81	08/25	0.02
BRENT CRUDE FUTR OCT25 COV5 CALL 82.50 08/26/2025	3,456	1451	83	08/25	0.01
BRENT CRUDE FUTR OCT25 COV5 CALL 82 08/26/2025	1,152	507	82	08/25	-
BRENT CRUDE FUTR OCT25 COV5 CALL 83 08/26/2025	1,152	449	83	08/25	-
BRENT CRUDE FUTR OCT25 COV5 CALL 84 08/26/2025	1,152	403	84	08/25	-
BRENT CRUDE FUTR OCT25 COV5 PUT 20 08/26/2025	9,264	93	20	08/25	-
BRENT CRUDE FUTR OCT25 COV5 PUT 24 08/26/2025	18,589	186	24	08/25	-
BRENT CRUDE FUTR OCT25 COV5 PUT 25 08/26/2025	18,538	185	25	08/25	-
BRENT CRUDE FUTR OCT25 COV5 PUT 26 08/26/2025	9,245	92	26	08/25	-
BRENT CRUDE FUTR OCT25 COV5 PUT 27 08/26/2025	9,243	92	27	08/25	-
BRENT CRUDE FUTR OCT25 COV5 PUT 28 08/26/2025	9,234	92	28	08/25	-
BRENT CRUDE FUTR OCT25 COV5 PUT 29 08/26/2025	9,229	92	29	08/25	-
BRENT CRUDE FUTR OCT25 COV5 PUT 30 08/26/2025	46,101	461	30	08/25	-
BRENT CRUDE FUTR OCT25 COV5 PUT 31 08/26/2025	36,877	369	31	08/25	-
BRENT CRUDE FUTR OCT25 COV5 PUT 32 08/26/2025	18,438	184	32	08/25	-
BRENT CRUDE FUTR OCT25 COV5 PUT 33 08/26/2025	9,218	92	33	08/25	-
BRENT CRUDE FUTR OCT25 COV5 PUT 60.01 08/26/2025	(7,146)	(1072)	60	08/25	-
BRENT CRUDE FUTR OCT25 COV5 PUT 60.50 08/26/2025	(7,277)	(1164)	61	08/25	-
BRENT CRUDE FUTR OCT25 COV5 PUT 60.75 08/26/2025	(7,111)	(1209)	61	08/25	-
BRENT CRUDE FUTR OCT25 COV5 PUT 61.25 08/26/2025	(6,643)	(1262)	61	08/25	-
BRENT CRUDE FUTR OCT25 COV5 PUT 61.50 08/26/2025	(6,820)	(1364)	62	08/25	(0.01)
BRENT CRUDE FUTR OCT25 COV5 PUT 61 08/26/2025	(6,812)	(1226)	61	08/25	-
BRENT CRUDE FUTR OCT25 COV5 PUT 62.50 08/26/2025	(6,527)	(1632)	63	08/25	(0.01)
BRENT CRUDE FUTR OCT25 COV5 PUT 62.75 08/26/2025	(6,348)	(1651)	63	08/25	(0.01)
BRENT CRUDE FUTR OCT25 COV5 PUT 63.25 08/26/2025	(6,254)	(1876)	63	08/25	(0.01)
BRENT CRUDE FUTR OCT25 COV5 PUT 63.50 08/26/2025	(5,751)	(1840)	64	08/25	(0.01)
BRENT CRUDE FUTR OCT25 COV5 PUT 63.75 08/26/2025	(17,747)	(6034)	64	08/25	(0.02)
BRENT CRUDE FUTR OCT25 COV5 PUT 63 08/26/2025	(6,606)	(1850)	63	08/25	(0.01)
BRENT CRUDE FUTR OCT25 COV5 PUT 64.25 08/26/2025	(17,290)	(6570)	64	08/25	(0.03)
BRENT CRUDE FUTR OCT25 COV5 PUT 64.50 08/26/2025	(23,080)	(9232)	65	08/25	(0.04)
BRENT CRUDE FUTR OCT25 COV5 PUT 64.75 08/26/2025	(16,769)	(7211)	65	08/25	(0.03)
BRENT CRUDE FUTR OCT25 COV5 PUT 64 08/26/2025	(11,138)	(4010)	64	08/25	(0.02)
BRENT CRUDE FUTR OCT25 COV5 PUT 65.75 08/26/2025	(5,199)	(2912)	66	08/25	(0.01)
BRENT CRUDE FUTR OCT25 COV5 PUT 65 08/26/2025	(5,381)	(2475)	65	08/25	(0.01)
BRENT CRUDE FUTR OCT25 COV5 PUT 66.25 08/26/2025	(19,929)	(12754)	66	08/25	(0.05)
BRENT CRUDE FUTR OCT25 COV5 PUT 66.50 08/26/2025	(9,124)	(6205)	67	08/25	(0.02)
BRENT CRUDE FUTR OCT25 COV5 PUT 66.75 08/26/2025	(4,859)	(3547)	67	08/25	(0.01)
BRENT CRUDE FUTR OCT25 COV5 PUT 67.25 08/26/2025	(13,195)	(10952)	67	08/25	(0.04)
BRENT CRUDE FUTR OCT25 COV5 PUT 67.50 08/26/2025	(9,974)	(8877)	68	08/25	(0.03)
BRENT CRUDE FUTR OCT25 COV5 PUT 67.75 08/26/2025	(4,571)	(4342)	68	08/25	(0.02)
BRENT CRUDE FUTR OCT25 COV5 PUT 67 08/26/2025	(4,967)	(3874)	67	08/25	(0.01)
BRENT CRUDE FUTR NOV25 COX5 CALL 101 09/25/2025	1,162	325	101	09/25	-
BRENT CRUDE FUTR NOV25 COX5 CALL 105 09/25/2025	1,165	291	105	09/25	-
BRENT CRUDE FUTR NOV25 COX5 CALL 113 09/25/2025	3,518	668	113	09/25	-
BRENT CRUDE FUTR NOV25 COX5 CALL 120 09/25/2025	1,178	188	120	09/25	-
BRENT CRUDE FUTR NOV25 COX5 CALL 69.50 09/25/2025	(5,856)	(24418)	70	09/25	(0.09)
BRENT CRUDE FUTR NOV25 COX5 CALL 69.75 09/25/2025	(5,750)	(23229)	70	09/25	(0.09)
BRENT CRUDE FUTR NOV25 COX5 CALL 70.25 09/25/2025	(5,685)	(21545)	70	09/25	(0.08)
BRENT CRUDE FUTR NOV25 COX5 CALL 71.25 09/25/2025	(5,409)	(17957)	71	09/25	(0.07)
BRENT CRUDE FUTR NOV25 COX5 CALL 73.25 09/25/2025	(6,329)	(16076)	73	09/25	(0.06)
BRENT CRUDE FUTR NOV25 COX5 CALL 73.50 09/25/2025	(6,076)	(14946)	74	09/25	(0.06)
BRENT CRUDE FUTR NOV25 COX5 CALL 73.75 09/25/2025	(5,094)	(12124)	74	09/25	(0.05)
BRENT CRUDE FUTR NOV25 COX5 CALL 73 09/25/2025	(6,130)	(16121)	73	09/25	(0.06)
BRENT CRUDE FUTR NOV25 COX5 CALL 74.50 09/25/2025	(4,937)	(10614)	75	09/25	(0.04)
BRENT CRUDE FUTR NOV25 COX5 CALL 75 09/25/2025	(5,885)	(11888)	75	09/25	(0.05)
BRENT CRUDE FUTR NOV25 COX5 CALL 77.50 09/25/2025	(5,492)	(8018)	78	09/25	(0.03)
BRENT CRUDE FUTR NOV25 COX5 CALL 78.50 09/25/2025	(5,395)	(6959)	79	09/25	(0.03)
BRENT CRUDE FUTR NOV25 COX5 CALL 80.50 09/25/2025	1,151	1174	81	09/25	-
BRENT CRUDE FUTR NOV25 COX5 CALL 81.50 09/25/2025	1,151	1047	82	09/25	-
BRENT CRUDE FUTR NOV25 COX5 CALL 82 09/25/2025	2,302	2003	82	09/25	0.01
BRENT CRUDE FUTR NOV25 COX5 CALL 83 09/25/2025	4,604	3637	83	09/25	0.01
BRENT CRUDE FUTR NOV25 COX5 CALL 84.50 09/25/2025	2,301	1588	85	09/25	0.01
BRENT CRUDE FUTR NOV25 COX5 CALL 84 09/25/2025	2,303	1658	84	09/25	0.01
BRENT CRUDE FUTR NOV25 COX5 CALL 86 09/25/2025	1,151	691	86	09/25	-
BRENT CRUDE FUTR NOV25 COX5 CALL 93 09/25/2025	1,155	450	93	09/25	-
BRENT CRUDE FUTR NOV25 COX5 CALL 94 09/25/2025	1,155	427	94	09/25	-
BRENT CRUDE FUTR NOV25 COX5 CALL 96 09/25/2025	1,156	393	96	09/25	-
BRENT CRUDE FUTR NOV25 COX5 PUT 28 09/25/2025	9,216	92	28	09/25	-
BRENT CRUDE FUTR NOV25 COX5 PUT 29 09/25/2025	18,426	369	29	09/25	-
BRENT CRUDE FUTR NOV25 COX5 PUT 30 09/25/2025	27,624	552	30	09/25	-
BRENT CRUDE FUTR NOV25 COX5 PUT 31 09/25/2025	27,616	552	31	09/25	-
BRENT CRUDE FUTR NOV25 COX5 PUT 32 09/25/2025	36,808	736	32	09/25	-
BRENT CRUDE FUTR NOV25 COX5 PUT 33 09/25/2025	9,202	276	33	09/25	-
BRENT CRUDE FUTR NOV25 COX5 PUT 34 09/25/2025	27,604	828	34	09/25	-
BRENT CRUDE FUTR NOV25 COX5 PUT 35 09/25/2025	18,404	736	35	09/25	-
BRENT CRUDE FUTR NOV25 COX5 PUT 36 09/25/2025	27,597	1104	36	09/25	-
BRENT CRUDE FUTR NOV25 COX5 PUT 62.50 09/25/2025	(7,291)	(6198)	63	09/25	(0.02)
BRENT CRUDE FUTR NOV25 COX5 PUT 62.75 09/25/2025	(7,327)	(6521)	63	09/25	(0.02)
BRENT CRUDE FUTR NOV25 COX5 PUT 63.25 09/25/2025	(7,342)	(7121)	63	09/25	(0.03)
BRENT CRUDE FUTR NOV25 COX5 PUT 63.75 09/25/2025	(7,303)	(7741)	64	09/25	(0.03)
BRENT CRUDE FUTR NOV25 COX5 PUT 65.50 09/25/2025	(6,198)	(8925)	66	09/25	(0.03)
BRENT CRUDE FUTR NOV25 COX5 PUT 65.75 09/25/2025	(13,036)	(19684)	66	09/25	(0.08)
BRENT CRUDE FUTR NOV25 COX5 PUT 66.25 09/25/2025	(12,745)	(21029)	66	09/25	(0.08)
BRENT CRUDE FUTR NOV25 COX5 PUT 67.25 09/25/2025	(5,601)	(11034)	67	09/25	(0.04)
BRENT CRUDE FUTR NOV25 COX5 PUT 69.25 09/25/2025	(5,555)	(15333)	69	09/25	(0.06)
BRENT CRUDE FUTR NOV25 COX5 PUT 70 09/25/2025	(5,216)	(16221)	70	09/25	(0.06)
BRENT CRUDE FUTR DEC25 COZ5 CALL 85 10/28/2025	344	3031	85	10/25	0.01
BRENT CRUDE FUTR DEC25 COZ5 CALL 86 10/28/2025	460	3770	86	10/25	0.01
BRENT CRUDE FUTR DEC25 COZ5 CALL 87 10/28/2025	689	5239	87	10/25	0.02
BRENT CRUDE FUTR DEC25 COZ5 CALL 89.50 10/28/2025	115	748	90	10/25	-
BRENT CRUDE FUTR DEC25 COZ5 CALL 89 10/28/2025	575	3853	89	10/25	0.01
BRENT CRUDE FUTR DEC25 COZ5 CALL 90 10/28/2025	115	725	90	10/25	-
BRENT CRUDE FUTR DEC25 COZ5 CALL 92 10/28/2025	115	656	92	10/25	-
BRENT CRUDE FUTR DEC25 COZ5 CALL 93 10/28/2025	115	622	93	10/25	-
BRENT CRUDE FUTR DEC25 COZ5 CALL 94 10/28/2025	115	598	94	10/25	-
BRENT CRUDE FUTR DEC25 COZ5 PUT 29 10/28/2025	1,840	736	29	10/25	-
BRENT CRUDE FUTR DEC25 COZ5 PUT 30 10/28/2025	2,759	1379	30	10/25	0.01
BRENT CRUDE FUTR DEC25 COZ5 PUT 31 10/28/2025	8,271	4136	31	10/25	0.02
BRENT CRUDE FUTR DEC25 COZ5 PUT 32 10/28/2025	5,511	3307	32	10/25	0.01
BRENT CRUDE FUTR DEC25 COZ5 PUT 33 10/28/2025	918	551	33	10/25	-
BRENT CRUDE FUTR DEC25 COZ5 PUT 34 10/28/2025	918	642	34	10/25	-
BRENT CRUDE FUTR DEC25 COZ5 PUT 35 10/28/2025	918	734	35	10/25	-
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3540 03/26/2026	(61)	(7019)	3540	03/26	(0.03)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3560 03/26/2026	(32)	(3493)	3560	03/26	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3565 03/26/2026	(29)	(3153)	3565	03/26	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3570 03/26/2026	(89)	(9482)	3570	03/26	(0.04)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3580 03/26/2026	(29)	(2994)	3580	03/26	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3590 03/26/2026	(60)	(6033)	3590	03/26	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3600 03/26/2026	(57)	(5613)	3600	03/26	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3610 03/26/2026	(86)	(8236)	3610	03/26	(0.03)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3615 03/26/2026	(56)	(5274)	3615	03/26	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3620 03/26/2026	(28)	(2576)	3620	03/26	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3730 03/26/2026	(34)	(2348)	3730	03/26	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3745 03/26/2026	(31)	(2085)	3745	03/26	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3750 03/26/2026	(33)	(2191)	3750	03/26	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3760 03/26/2026	(34)	(2162)	3760	03/26	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3770 03/26/2026	(92)	(5702)	3770	03/26	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3780 03/26/2026	(30)	(1829)	3780	03/26	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3790 03/26/2026	(63)	(3738)	3790	03/26	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3800 03/26/2026	(60)	(3458)	3800	03/26	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3820 03/26/2026	(30)	(1635)	3820	03/26	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3825 03/26/2026	(60)	(3249)	3825	03/26	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 CALL 3830 03/26/2026	(91)	(4834)	3830	03/26	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3125 03/26/2026	(39)	(2247)	3125	03/26	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3145 03/26/2026	(39)	(2426)	3145	03/26	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3155 03/26/2026	(42)	(2748)	3155	03/26	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3165 03/26/2026	(79)	(5393)	3165	03/26	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3170 03/26/2026	(113)	(7943)	3170	03/26	(0.03)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3175 03/26/2026	(39)	(2774)	3175	03/26	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3180 03/26/2026	(78)	(5712)	3180	03/26	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3185 03/26/2026	(153)	(11455)	3185	03/26	(0.04)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3195 03/26/2026	(74)	(5770)	3195	03/26	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3200 03/26/2026	(37)	(2935)	3200	03/26	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3310 03/26/2026	(31)	(3810)	3310	03/26	(0.01)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3325 03/26/2026	(34)	(4324)	3325	03/26	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3330 03/26/2026	(31)	(4032)	3330	03/26	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3335 03/26/2026	(34)	(4539)	3335	03/26	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3340 03/26/2026	(31)	(4207)	3340	03/26	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3345 03/26/2026	(31)	(4239)	3345	03/26	(0.02)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3350 03/26/2026	(64)	(9022)	3350	03/26	(0.03)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3360 03/26/2026	(95)	(13847)	3360	03/26	(0.05)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3365 03/26/2026	(61)	(9066)	3365	03/26	(0.03)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3370 03/26/2026	(61)	(9173)	3370	03/26	(0.03)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3380 03/26/2026	(61)	(9490)	3380	03/26	(0.04)
GOLD 100 OZ FUTR APR26 GCJ6 PUT 3385 03/26/2026	(30)	(4730)	3385	03/26	(0.02)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 2820 09/25/2025	(41)	(20309)	2820	09/25	(0.08)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 2835 09/25/2025	(82)	(39865)	2835	09/25	(0.15)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 2845 09/25/2025	(40)	(19000)	2845	09/25	(0.07)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 2850 09/25/2025	(41)	(19224)	2850	09/25	(0.07)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 2855 09/25/2025	(80)	(37234)	2855	09/25	(0.14)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 2865 09/25/2025	(39)	(17765)	2865	09/25	(0.07)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 2875 09/25/2025	(79)	(35123)	2875	09/25	(0.13)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 2885 09/25/2025	(39)	(17099)	2885	09/25	(0.07)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 2890 09/25/2025	(39)	(16832)	2890	09/25	(0.06)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 2895 09/25/2025	(39)	(16459)	2895	09/25	(0.06)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 2925 09/25/2025	(37)	(14835)	2925	09/25	(0.06)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 2950 09/25/2025	(42)	(15679)	2950	09/25	(0.06)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 2970 09/25/2025	(44)	(15400)	2970	09/25	(0.06)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 2985 09/25/2025	(85)	(28687)	2985	09/25	(0.11)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 2990 09/25/2025	(44)	(14593)	2990	09/25	(0.06)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 2995 09/25/2025	(43)	(14105)	2995	09/25	(0.05)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3000 09/25/2025	(42)	(13772)	3000	09/25	(0.05)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3005 09/25/2025	(43)	(13609)	3005	09/25	(0.05)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3010 09/25/2025	(43)	(13656)	3010	09/25	(0.05)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3015 09/25/2025	(42)	(13176)	3015	09/25	(0.05)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3025 09/25/2025	(42)	(12606)	3025	09/25	(0.05)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3030 09/25/2025	(42)	(12501)	3030	09/25	(0.05)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3035 09/25/2025	(41)	(11796)	3035	09/25	(0.05)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3040 09/25/2025	(41)	(11626)	3040	09/25	(0.04)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3050 09/25/2025	(42)	(11539)	3050	09/25	(0.04)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3080 09/25/2025	(39)	(9799)	3080	09/25	(0.04)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3085 09/25/2025	(84)	(20501)	3085	09/25	(0.08)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3105 09/25/2025	(88)	(19855)	3105	09/25	(0.08)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3110 09/25/2025	(42)	(9378)	3110	09/25	(0.04)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3140 09/25/2025	(44)	(8629)	3140	09/25	(0.03)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3195 09/25/2025	(41)	(6213)	3195	09/25	(0.02)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3200 09/25/2025	(41)	(6042)	3200	09/25	(0.02)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3235 09/25/2025	(118)	(14703)	3235	09/25	(0.06)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3240 09/25/2025	(88)	(10708)	3240	09/25	(0.04)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3260 09/25/2025	(45)	(4860)	3260	09/25	(0.02)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3270 09/25/2025	(44)	(4567)	3270	09/25	(0.02)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3275 09/25/2025	(46)	(4589)	3275	09/25	(0.02)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3285 09/25/2025	(45)	(4217)	3285	09/25	(0.02)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3310 09/25/2025	(44)	(3578)	3310	09/25	(0.01)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3315 09/25/2025	(44)	(3485)	3315	09/25	(0.01)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3335 09/25/2025	(44)	(3091)	3335	09/25	(0.01)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3360 09/25/2025	(85)	(5033)	3360	09/25	(0.02)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3390 09/25/2025	(84)	(4051)	3390	09/25	(0.02)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3400 09/25/2025	(42)	(1913)	3400	09/25	(0.01)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3430 09/25/2025	(48)	(1768)	3430	09/25	(0.01)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3440 09/25/2025	(47)	(1600)	3440	09/25	(0.01)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3445 09/25/2025	(52)	(1703)	3445	09/25	(0.01)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3455 09/25/2025	(51)	(1580)	3455	09/25	(0.01)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3465 09/25/2025	(147)	(4190)	3465	09/25	(0.02)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3470 09/25/2025	(48)	(1329)	3470	09/25	(0.01)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3475 09/25/2025	(145)	(3858)	3475	09/25	(0.01)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3480 09/25/2025	(48)	(1228)	3480	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3495 09/25/2025	(37)	(851)	3495	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3500 09/25/2025	(46)	(1020)	3500	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3505 09/25/2025	(49)	(1030)	3505	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3510 09/25/2025	(48)	(991)	3510	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3530 09/25/2025	(95)	(1668)	3530	09/25	(0.01)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3535 09/25/2025	(140)	(2373)	3535	09/25	(0.01)
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3540 09/25/2025	(49)	(801)	3540	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3545 09/25/2025	(83)	(1299)	3545	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3585 09/25/2025	(99)	(1135)	3585	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3600 09/25/2025	(97)	(998)	3600	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3605 09/25/2025	(106)	(1048)	3605	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3615 09/25/2025	(54)	(496)	3615	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3620 09/25/2025	(55)	(482)	3620	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3625 09/25/2025	(107)	(911)	3625	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3655 09/25/2025	(94)	(651)	3655	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3660 09/25/2025	(52)	(346)	3660	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3675 09/25/2025	(148)	(889)	3675	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3680 09/25/2025	(51)	(296)	3680	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3690 09/25/2025	(102)	(552)	3690	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3710 09/25/2025	(54)	(260)	3710	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3740 09/25/2025	(50)	(198)	3740	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3800 09/25/2025	64	192	3800	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3825 09/25/2025	192	499	3825	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3850 09/25/2025	64	154	3850	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3900 09/25/2025	192	384	3900	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3925 09/25/2025	513	923	3925	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3950 09/25/2025	128	218	3950	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 CALL 3975 09/25/2025	192	308	3975	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 CALL 4000 09/25/2025	513	770	4000	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 CALL 4050 09/25/2025	192	250	4050	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 CALL 4100 09/25/2025	257	308	4100	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 CALL 4150 09/25/2025	193	212	4150	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 CALL 4250 09/25/2025	64	58	4250	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 CALL 4300 09/25/2025	65	58	4300	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2520 09/25/2025	(52)	(21)	2520	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2525 09/25/2025	(54)	(22)	2525	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2530 09/25/2025	(52)	(26)	2530	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2545 09/25/2025	(156)	(78)	2545	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2550 09/25/2025	(52)	(26)	2550	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2560 09/25/2025	(51)	(26)	2560	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2565 09/25/2025	(103)	(52)	2565	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2570 09/25/2025	(51)	(25)	2570	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2575 09/25/2025	(51)	(25)	2575	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2585 09/25/2025	(50)	(30)	2585	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2605 09/25/2025	(50)	(30)	2605	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2635 09/25/2025	(55)	(38)	2635	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2650 09/25/2025	(44)	(35)	2650	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2660 09/25/2025	(44)	(35)	2660	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2665 09/25/2025	(97)	(77)	2665	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2675 09/25/2025	(43)	(39)	2675	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2680 09/25/2025	(85)	(77)	2680	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2685 09/25/2025	(43)	(38)	2685	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2695 09/25/2025	(42)	(38)	2695	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2700 09/25/2025	(42)	(42)	2700	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2705 09/25/2025	(41)	(41)	2705	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2710 09/25/2025	(40)	(40)	2710	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2715 09/25/2025	(41)	(41)	2715	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2720 09/25/2025	(41)	(41)	2720	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2750 09/25/2025	(90)	(109)	2750	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2765 09/25/2025	(56)	(73)	2765	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2775 09/25/2025	(45)	(58)	2775	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2785 09/25/2025	(54)	(76)	2785	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2790 09/25/2025	(54)	(75)	2790	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2805 09/25/2025	(44)	(66)	2805	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2835 09/25/2025	128	218	2835	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2845 09/25/2025	64	115	2845	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2850 09/25/2025	64	115	2850	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2855 09/25/2025	64	122	2855	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2860 09/25/2025	(53)	(100)	2860	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2870 09/25/2025	76	152	2870	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2890 09/25/2025	64	141	2890	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2895 09/25/2025	(42)	(97)	2895	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2900 09/25/2025	13	31	2900	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2905 09/25/2025	(97)	(234)	2905	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2910 09/25/2025	14	35	2910	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2915 09/25/2025	128	333	2915	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2920 09/25/2025	64	167	2920	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2925 09/25/2025	20	53	2925	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2930 09/25/2025	84	236	2930	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2935 09/25/2025	64	186	2935	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2945 09/25/2025	64	198	2945	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2950 09/25/2025	64	205	2950	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2955 09/25/2025	(58)	(192)	2955	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2960 09/25/2025	(58)	(196)	2960	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2965 09/25/2025	128	461	2965	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2970 09/25/2025	64	237	2970	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2975 09/25/2025	64	244	2975	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2980 09/25/2025	(114)	(457)	2980	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2990 09/25/2025	128	550	2990	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 2995 09/25/2025	64	281	2995	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3000 09/25/2025	72	331	3000	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3010 09/25/2025	86	429	3010	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3015 09/25/2025	(42)	(217)	3015	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3020 09/25/2025	64	345	3020	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3035 09/25/2025	64	396	3035	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3045 09/25/2025	64	428	3045	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3050 09/25/2025	3	21	3050	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3055 09/25/2025	64	473	3055	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3060 09/25/2025	64	492	3060	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3065 09/25/2025	128	1022	3065	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3070 09/25/2025	64	537	3070	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3075 09/25/2025	64	562	3075	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3095 09/25/2025	(47)	(503)	3095	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3105 09/25/2025	(46)	(537)	3105	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3125 09/25/2025	(46)	(649)	3125	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3130 09/25/2025	(46)	(685)	3130	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3145 09/25/2025	(174)	(2974)	3145	09/25	(0.01)
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3150 09/25/2025	(66)	(1175)	3150	09/25	-
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3170 09/25/2025	(65)	(1397)	3170	09/25	(0.01)
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3180 09/25/2025	(185)	(4395)	3180	09/25	(0.02)
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3185 09/25/2025	(60)	(1502)	3185	09/25	(0.01)
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3195 09/25/2025	(65)	(1768)	3195	09/25	(0.01)
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3200 09/25/2025	(123)	(3508)	3200	09/25	(0.01)
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3215 09/25/2025	(62)	(2014)	3215	09/25	(0.01)
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3220 09/25/2025	(62)	(2115)	3220	09/25	(0.01)
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3230 09/25/2025	(60)	(2235)	3230	09/25	(0.01)
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3235 09/25/2025	(58)	(2265)	3235	09/25	(0.01)
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3240 09/25/2025	(57)	(2328)	3240	09/25	(0.01)
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3245 09/25/2025	(58)	(2474)	3245	09/25	(0.01)
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3270 09/25/2025	(57)	(2984)	3270	09/25	(0.01)
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3275 09/25/2025	(101)	(5476)	3275	09/25	(0.02)
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3285 09/25/2025	(107)	(6232)	3285	09/25	(0.02)
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3305 09/25/2025	(103)	(7014)	3305	09/25	(0.03)
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3310 09/25/2025	(101)	(7066)	3310	09/25	(0.03)
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3315 09/25/2025	(99)	(7190)	3315	09/25	(0.03)
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3335 09/25/2025	(102)	(8525)	3335	09/25	(0.03)
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3350 09/25/2025	(52)	(4815)	3350	09/25	(0.02)
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3355 09/25/2025	(51)	(4834)	3355	09/25	(0.02)
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3360 09/25/2025	(50)	(4880)	3360	09/25	(0.02)
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3365 09/25/2025	(48)	(4875)	3365	09/25	(0.02)
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3370 09/25/2025	(95)	(9866)	3370	09/25	(0.04)
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3375 09/25/2025	(39)	(4166)	3375	09/25	(0.02)
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3380 09/25/2025	(47)	(5227)	3380	09/25	(0.02)
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3410 09/25/2025	(48)	(6223)	3410	09/25	(0.02)
GOLD 100 OZ FUTR OCT25 GCV5 PUT 3420 09/25/2025	(38)	(5271)	3420	09/25	(0.02)
GOLD 100 OZ FUTR DEC25 GCZ5 CALL 3240 11/24/2025	(34)	(5726)	3240	11/25	(0.02)
GOLD 100 OZ FUTR DEC25 GCZ5 CALL 3250 11/24/2025	(73)	(11962)	3250	11/25	(0.05)
GOLD 100 OZ FUTR DEC25 GCZ5 CALL 3255 11/24/2025	(38)	(6187)	3255	11/25	(0.02)
GOLD 100 OZ FUTR DEC25 GCZ5 CALL 3290 11/24/2025	(38)	(5349)	3290	11/25	(0.02)
GOLD 100 OZ FUTR DEC25 GCZ5 CALL 3420 11/24/2025	(37)	(3059)	3420	11/25	(0.01)
GOLD 100 OZ FUTR DEC25 GCZ5 CALL 3425 11/24/2025	(41)	(3327)	3425	11/25	(0.01)
GOLD 100 OZ FUTR DEC25 GCZ5 CALL 3430 11/24/2025	(77)	(6135)	3430	11/25	(0.02)
GOLD 100 OZ FUTR DEC25 GCZ5 CALL 3475 11/24/2025	(40)	(2669)	3475	11/25	(0.01)
GOLD 100 OZ FUTR DEC25 GCZ5 CALL 3500 11/24/2025	(78)	(4596)	3500	11/25	(0.02)
GOLD 100 OZ FUTR DEC25 GCZ5 CALL 3515 11/24/2025	(84)	(4651)	3515	11/25	(0.02)
GOLD 100 OZ FUTR DEC25 GCZ5 CALL 3530 11/24/2025	(53)	(2748)	3530	11/25	(0.01)
GOLD 100 OZ FUTR DEC25 GCZ5 CALL 3565 11/24/2025	(75)	(3324)	3565	11/25	(0.01)
GOLD 100 OZ FUTR DEC25 GCZ5 CALL 3570 11/24/2025	(34)	(1503)	3570	11/25	(0.01)
GOLD 100 OZ FUTR DEC25 GCZ5 CALL 3640 11/24/2025	(45)	(1428)	3640	11/25	(0.01)
GOLD 100 OZ FUTR DEC25 GCZ5 CALL 3655 11/24/2025	(44)	(1315)	3655	11/25	(0.01)
GOLD 100 OZ FUTR DEC25 GCZ5 CALL 3660 11/24/2025	(83)	(2410)	3660	11/25	(0.01)
GOLD 100 OZ FUTR DEC25 GCZ5 CALL 3675 11/24/2025	(57)	(1555)	3675	11/25	(0.01)
GOLD 100 OZ FUTR DEC25 GCZ5 CALL 3710 11/24/2025	(43)	(1005)	3710	11/25	-
GOLD 100 OZ FUTR DEC25 GCZ5 CALL 3740 11/24/2025	(74)	(1504)	3740	11/25	(0.01)
GOLD 100 OZ FUTR DEC25 GCZ5 CALL 3850 11/24/2025	64	804	3850	11/25	-
GOLD 100 OZ FUTR DEC25 GCZ5 CALL 3875 11/24/2025	128	1455	3875	11/25	0.01
GOLD 100 OZ FUTR DEC25 GCZ5 CALL 3925 11/24/2025	319	2970	3925	11/25	0.01
GOLD 100 OZ FUTR DEC25 GCZ5 CALL 3950 11/24/2025	192	1629	3950	11/25	0.01
GOLD 100 OZ FUTR DEC25 GCZ5 CALL 3975 11/24/2025	256	1968	3975	11/25	0.01
GOLD 100 OZ FUTR DEC25 GCZ5 CALL 4000 11/24/2025	320	2269	4000	11/25	0.01
GOLD 100 OZ FUTR DEC25 GCZ5 CALL 4050 11/24/2025	128	767	4050	11/25	-
GOLD 100 OZ FUTR DEC25 GCZ5 CALL 4100 11/24/2025	64	326	4100	11/25	-
GOLD 100 OZ FUTR DEC25 GCZ5 PUT 2885 11/24/2025	(88)	(601)	2885	11/25	-
GOLD 100 OZ FUTR DEC25 GCZ5 PUT 2895 11/24/2025	(101)	(725)	2895	11/25	-
GOLD 100 OZ FUTR DEC25 GCZ5 PUT 2930 11/24/2025	(50)	(437)	2930	11/25	-
GOLD 100 OZ FUTR DEC25 GCZ5 PUT 2960 11/24/2025	64	671	2960	11/25	-
GOLD 100 OZ FUTR DEC25 GCZ5 PUT 2975 11/24/2025	64	735	2975	11/25	-
GOLD 100 OZ FUTR DEC25 GCZ5 PUT 2995 11/24/2025	64	836	2995	11/25	-
GOLD 100 OZ FUTR DEC25 GCZ5 PUT 3005 11/24/2025	128	1787	3005	11/25	0.01
GOLD 100 OZ FUTR DEC25 GCZ5 PUT 3010 11/24/2025	255	3676	3010	11/25	0.01
GOLD 100 OZ FUTR DEC25 GCZ5 PUT 3015 11/24/2025	128	1902	3015	11/25	0.01
GOLD 100 OZ FUTR DEC25 GCZ5 PUT 3025 11/24/2025	191	3044	3025	11/25	0.01
GOLD 100 OZ FUTR DEC25 GCZ5 PUT 3030 11/24/2025	255	4211	3030	11/25	0.02
GOLD 100 OZ FUTR DEC25 GCZ5 PUT 3035 11/24/2025	64	1085	3035	11/25	-
GOLD 100 OZ FUTR DEC25 GCZ5 PUT 3040 11/24/2025	(36)	(641)	3040	11/25	-
GOLD 100 OZ FUTR DEC25 GCZ5 PUT 3045 11/24/2025	28	502	3045	11/25	-
GOLD 100 OZ FUTR DEC25 GCZ5 PUT 3050 11/24/2025	(41)	(766)	3050	11/25	-
GOLD 100 OZ FUTR DEC25 GCZ5 PUT 3055 11/24/2025	24	466	3055	11/25	-
GOLD 100 OZ FUTR DEC25 GCZ5 PUT 3070 11/24/2025	64	1371	3070	11/25	0.01
GOLD 100 OZ FUTR DEC25 GCZ5 PUT 3090 11/24/2025	(39)	(969)	3090	11/25	-
GOLD 100 OZ FUTR DEC25 GCZ5 PUT 3095 11/24/2025	64	1620	3095	11/25	0.01
GOLD 100 OZ FUTR DEC25 GCZ5 PUT 3175 11/24/2025	(45)	(1945)	3175	11/25	(0.01)
GOLD 100 OZ FUTR DEC25 GCZ5 PUT 3205 11/24/2025	(52)	(2699)	3205	11/25	(0.01)
GOLD 100 OZ FUTR DEC25 GCZ5 PUT 3210 11/24/2025	(45)	(2365)	3210	11/25	(0.01)
GOLD 100 OZ FUTR DEC25 GCZ5 PUT 3215 11/24/2025	(53)	(2894)	3215	11/25	(0.01)
GOLD 100 OZ FUTR DEC25 GCZ5 PUT 3220 11/24/2025	(97)	(5464)	3220	11/25	(0.02)
GOLD 100 OZ FUTR DEC25 GCZ5 PUT 3235 11/24/2025	(67)	(4093)	3235	11/25	(0.02)
GOLD 100 OZ FUTR DEC25 GCZ5 PUT 3260 11/24/2025	(51)	(3595)	3260	11/25	(0.01)
GOLD 100 OZ FUTR DEC25 GCZ5 PUT 3320 11/24/2025	(37)	(3568)	3320	11/25	(0.01)
GOLD 100 OZ FUTR DEC25 GCZ5 PUT 3335 11/24/2025	(44)	(4623)	3335	11/25	(0.02)
GOLD 100 OZ FUTR DEC25 GCZ5 PUT 3350 11/24/2025	(86)	(9664)	3350	11/25	(0.04)
GOLD 100 OZ FUTR DEC25 GCZ5 PUT 3365 11/24/2025	(91)	(11068)	3365	11/25	(0.04)
GOLD 100 OZ FUTR DEC25 GCZ5 PUT 3375 11/24/2025	(37)	(4638)	3375	11/25	(0.02)
GOLD 100 OZ FUTR DEC25 GCZ5 PUT 3395 11/24/2025	(42)	(5805)	3395	11/25	(0.02)
NY HARB ULSD FUT SEP25 HOU5 CALL 233 08/26/2025	(13,686)	(1781)	233	08/25	(0.01)
NY HARB ULSD FUT SEP25 HOU5 CALL 235 08/26/2025	(39,190)	(4687)	235	08/25	(0.02)
NY HARB ULSD FUT SEP25 HOU5 CALL 240 08/26/2025	(15,822)	(1525)	240	08/25	(0.01)
NY HARB ULSD FUT SEP25 HOU5 CALL 242 08/26/2025	(22,047)	(1947)	242	08/25	(0.01)
NY HARB ULSD FUT SEP25 HOU5 CALL 245 08/26/2025	(54,576)	(4219)	245	08/25	(0.02)
NY HARB ULSD FUT SEP25 HOU5 CALL 248 08/26/2025	(64,617)	(4355)	248	08/25	(0.02)
NY HARB ULSD FUT SEP25 HOU5 CALL 250 08/26/2025	(31,342)	(1928)	250	08/25	(0.01)
NY HARB ULSD FUT SEP25 HOU5 CALL 251 08/26/2025	(36,302)	(2131)	251	08/25	(0.01)
NY HARB ULSD FUT SEP25 HOU5 CALL 255 08/26/2025	(77,629)	(3819)	255	08/25	(0.01)
NY HARB ULSD FUT SEP25 HOU5 CALL 260 08/26/2025	(74,734)	(3027)	260	08/25	(0.01)
NY HARB ULSD FUT SEP25 HOU5 CALL 265 08/26/2025	(35,064)	(1199)	265	08/25	-
NY HARB ULSD FUT SEP25 HOU5 CALL 270 08/26/2025	(11,210)	(327)	270	08/25	-
NY HARB ULSD FUT SEP25 HOU5 PUT 200 08/26/2025	(19,584)	(127)	200	08/25	-
NY HARB ULSD FUT SEP25 HOU5 PUT 210 08/26/2025	(49,233)	(615)	210	08/25	-
NY HARB ULSD FUT SEP25 HOU5 PUT 213 08/26/2025	(18,041)	(272)	213	08/25	-
NY HARB ULSD FUT SEP25 HOU5 PUT 215 08/26/2025	(18,244)	(312)	215	08/25	-
NY HARB ULSD FUT SEP25 HOU5 PUT 218 08/26/2025	(61,006)	(1269)	218	08/25	-
NY HARB ULSD FUT SEP25 HOU5 PUT 220 08/26/2025	(76,597)	(1831)	220	08/25	(0.01)
NY HARB ULSD FUT SEP25 HOU5 PUT 222 08/26/2025	(57,690)	(1598)	222	08/25	(0.01)
NY HARB ULSD FUT SEP25 HOU5 PUT 225 08/26/2025	(48,062)	(1682)	225	08/25	(0.01)
NY HARB ULSD FUT SEP25 HOU5 PUT 230 08/26/2025	(60,417)	(3124)	230	08/25	(0.01)
NY HARB ULSD FUT SEP25 HOU5 PUT 233 08/26/2025	(66,384)	(4275)	233	08/25	(0.02)
NY HARB ULSD FUT SEP25 HOU5 PUT 235 08/26/2025	(38,437)	(2837)	235	08/25	(0.01)
NY HARB ULSD FUT SEP25 HOU5 PUT 240 08/26/2025	(30,740)	(3089)	240	08/25	(0.01)
NY HARB ULSD FUT OCT25 HOV5 CALL 245 09/25/2025	(13,555)	(1539)	245	09/25	(0.01)
NY HARB ULSD FUT OCT25 HOV5 CALL 248 09/25/2025	(13,954)	(1439)	248	09/25	(0.01)
NY HARB ULSD FUT OCT25 HOV5 CALL 250 09/25/2025	(35,017)	(3386)	250	09/25	(0.01)
NY HARB ULSD FUT OCT25 HOV5 CALL 265 09/25/2025	(43,347)	(2592)	265	09/25	(0.01)
NY HARB ULSD FUT OCT25 HOV5 CALL 270 09/25/2025	(30,910)	(1583)	270	09/25	(0.01)
NY HARB ULSD FUT OCT25 HOV5 PUT 220 09/25/2025	(68,943)	(3661)	220	09/25	(0.01)
NY HARB ULSD FUT OCT25 HOV5 PUT 225 09/25/2025	(13,294)	(909)	225	09/25	-
NY HARB ULSD FUT OCT25 HOV5 PUT 230 09/25/2025	(30,038)	(2628)	230	09/25	(0.01)
NY HARB ULSD FUT OCT25 HOV5 PUT 235 09/25/2025	(41,096)	(4619)	235	09/25	(0.02)
COFFEE 'C' FUTURE SEP25 KCU5 CALL 357.50 08/08/2025	(5,723)	(17)	358	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 360 08/08/2025	(5,876)	(16)	360	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 362.50 08/08/2025	(11,579)	(30)	363	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 367.50 08/08/2025	(12,592)	(29)	368	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 370 08/08/2025	(6,957)	(15)	370	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 372.50 08/08/2025	(5,508)	(11)	373	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 375 08/08/2025	(5,048)	(10)	375	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 377.50 08/08/2025	(5,288)	(10)	378	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 380 08/08/2025	(12,059)	(20)	380	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 382.50 08/08/2025	(17,026)	(27)	383	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 385 08/08/2025	(12,461)	(17)	385	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 387.50 08/08/2025	(29,959)	(39)	388	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 390 08/08/2025	(6,169)	(7)	390	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 392.50 08/08/2025	(17,569)	(19)	393	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 395 08/08/2025	(11,992)	(13)	395	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 397.50 08/08/2025	(29,662)	(30)	398	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 400 08/08/2025	(5,782)	(5)	400	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 402.50 08/08/2025	(11,639)	(9)	403	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 405 08/08/2025	(5,617)	(4)	405	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 407.50 08/08/2025	(29,730)	(21)	408	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 410 08/08/2025	(18,484)	(13)	410	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 412.50 08/08/2025	(17,384)	(10)	413	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 415 08/08/2025	(11,383)	(7)	415	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 417.50 08/08/2025	(12,643)	(8)	418	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 422.50 08/08/2025	(18,685)	(9)	423	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 425 08/08/2025	(17,698)	(9)	425	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 427.50 08/08/2025	(22,812)	(11)	428	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 430 08/08/2025	(6,038)	(2)	430	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 432.50 08/08/2025	(19,015)	(8)	433	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 435 08/08/2025	(24,864)	(10)	435	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 440 08/08/2025	(5,702)	(2)	440	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 445 08/08/2025	(18,077)	(5)	445	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 450 08/08/2025	(29,587)	(9)	450	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 470 08/08/2025	(22,837)	(5)	470	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 CALL 480 08/08/2025	(5,143)	(1)	480	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 PUT 292.50 08/08/2025	(10,089)	(606)	293	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 PUT 295 08/08/2025	(10,597)	(762)	295	08/25	-
COFFEE 'C' FUTURE SEP25 KCU5 PUT 305 08/08/2025	(10,118)	(1338)	305	08/25	(0.01)
COFFEE 'C' FUTURE SEP25 KCU5 PUT 307.50 08/08/2025	(16,236)	(2442)	308	08/25	(0.01)
COFFEE 'C' FUTURE SEP25 KCU5 PUT 310 08/08/2025	(25,789)	(4374)	310	08/25	(0.02)
COFFEE 'C' FUTURE SEP25 KCU5 PUT 312.50 08/08/2025	(7,980)	(1515)	313	08/25	(0.01)
COFFEE 'C' FUTURE SEP25 KCU5 PUT 315 08/08/2025	(7,914)	(1668)	315	08/25	(0.01)
COFFEE 'C' FUTURE SEP25 KCU5 PUT 317.50 08/08/2025	(18,980)	(4417)	318	08/25	(0.02)
COFFEE 'C' FUTURE SEP25 KCU5 PUT 320 08/08/2025	(15,623)	(3985)	320	08/25	(0.02)
COFFEE 'C' FUTURE SEP25 KCU5 PUT 322.50 08/08/2025	(48,392)	(13458)	323	08/25	(0.05)
COFFEE 'C' FUTURE SEP25 KCU5 PUT 325 08/08/2025	(34,038)	(10259)	325	08/25	(0.04)
COFFEE 'C' FUTURE SEP25 KCU5 PUT 327.50 08/08/2025	(31,973)	(10395)	328	08/25	(0.04)
COFFEE 'C' FUTURE SEP25 KCU5 PUT 330 08/08/2025	(20,514)	(7159)	330	08/25	(0.03)
COFFEE 'C' FUTURE SEP25 KCU5 PUT 332.50 08/08/2025	(21,722)	(8107)	333	08/25	(0.03)
COFFEE 'C' FUTURE SEP25 KCU5 PUT 335 08/08/2025	(38,051)	(15125)	335	08/25	(0.06)
COFFEE 'C' FUTURE SEP25 KCU5 PUT 337.50 08/08/2025	(24,068)	(10154)	338	08/25	(0.04)
COFFEE 'C' FUTURE SEP25 KCU5 PUT 340 08/08/2025	(30,465)	(13603)	340	08/25	(0.05)
COFFEE 'C' FUTURE SEP25 KCU5 PUT 342.50 08/08/2025	(7,339)	(3457)	343	08/25	(0.01)
COFFEE 'C' FUTURE SEP25 KCU5 PUT 345 08/08/2025	(30,658)	(15200)	345	08/25	(0.06)
COFFEE 'C' FUTURE SEP25 KCU5 PUT 347.50 08/08/2025	(33,502)	(17441)	348	08/25	(0.07)
COFFEE 'C' FUTURE SEP25 KCU5 PUT 350 08/08/2025	(25,286)	(13791)	350	08/25	(0.05)
COFFEE 'C' FUTURE SEP25 KCU5 PUT 352.50 08/08/2025	(14,323)	(8165)	353	08/25	(0.03)
COFFEE 'C' FUTURE SEP25 KCU5 PUT 355 08/08/2025	(20,459)	(12169)	355	08/25	(0.05)
COFFEE 'C' FUTURE SEP25 KCU5 PUT 357.50 08/08/2025	(19,306)	(11962)	358	08/25	(0.05)
COFFEE 'C' FUTURE SEP25 KCU5 PUT 360 08/08/2025	(18,834)	(12137)	360	08/25	(0.05)
COFFEE 'C' FUTURE SEP25 KCU5 PUT 365 08/08/2025	(6,613)	(4590)	365	08/25	(0.02)
COFFEE 'C' FUTURE SEP25 KCU5 PUT 367.50 08/08/2025	(19,327)	(13894)	368	08/25	(0.05)
COFFEE 'C' FUTURE SEP25 KCU5 PUT 370 08/08/2025	(19,319)	(14369)	370	08/25	(0.05)
COFFEE 'C' FUTURE SEP25 KCU5 PUT 372.50 08/08/2025	(6,267)	(4818)	373	08/25	(0.02)
COFFEE 'C' FUTURE SEP25 KCU5 PUT 380 08/08/2025	(25,045)	(21120)	380	08/25	(0.08)
COFFEE 'C' FUTURE SEP25 KCU5 PUT 390 08/08/2025	(6,013)	(5670)	390	08/25	(0.02)
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 297.50 11/12/2025	(6,873)	(1421)	298	11/25	(0.01)
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 302.50 11/12/2025	(6,864)	(1290)	303	11/25	-
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 305 11/12/2025	(13,527)	(2424)	305	11/25	(0.01)
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 307.50 11/12/2025	(7,204)	(1230)	308	11/25	-
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 310 11/12/2025	(19,923)	(3238)	310	11/25	(0.01)
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 312.50 11/12/2025	(26,814)	(4148)	313	11/25	(0.02)
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 315 11/12/2025	(12,962)	(1908)	315	11/25	(0.01)
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 317.50 11/12/2025	(12,185)	(1706)	318	11/25	(0.01)
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 320 11/12/2025	(6,297)	(839)	320	11/25	-
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 322.50 11/12/2025	(19,949)	(2526)	323	11/25	(0.01)
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 325 11/12/2025	(13,151)	(1582)	325	11/25	(0.01)
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 327.50 11/12/2025	(19,573)	(2237)	328	11/25	(0.01)
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 330 11/12/2025	(7,330)	(796)	330	11/25	-
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 332.50 11/12/2025	(7,176)	(740)	333	11/25	-
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 335 11/12/2025	(6,915)	(677)	335	11/25	-
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 337.50 11/12/2025	(26,643)	(2478)	338	11/25	(0.01)
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 340 11/12/2025	(13,050)	(1152)	340	11/25	-
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 342.50 11/12/2025	(32,826)	(2751)	343	11/25	(0.01)
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 345 11/12/2025	(6,836)	(543)	345	11/25	-
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 347.50 11/12/2025	(25,828)	(1950)	348	11/25	(0.01)
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 352.50 11/12/2025	(24,930)	(1693)	353	11/25	(0.01)
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 355 11/12/2025	(6,596)	(424)	355	11/25	-
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 357.50 11/12/2025	(12,567)	(767)	358	11/25	-
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 360 11/12/2025	(12,907)	(745)	360	11/25	-
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 362.50 11/12/2025	(13,497)	(738)	363	11/25	-
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 367.50 11/12/2025	(6,472)	(319)	368	11/25	-
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 372.50 11/12/2025	(12,463)	(556)	373	11/25	-
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 375 11/12/2025	(6,370)	(270)	375	11/25	-
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 377.50 11/12/2025	(12,890)	(521)	378	11/25	-
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 382.50 11/12/2025	(6,071)	(223)	383	11/25	-
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 385 11/12/2025	(6,696)	(236)	385	11/25	-
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 392.50 11/12/2025	(6,219)	(192)	393	11/25	-
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 397.50 11/12/2025	(6,688)	(190)	398	11/25	-
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 405 11/12/2025	(6,202)	(156)	405	11/25	-
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 412.50 11/12/2025	(6,340)	(144)	413	11/25	-
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 415 11/12/2025	(6,085)	(134)	415	11/25	-
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 420 11/12/2025	(6,119)	(125)	420	11/25	-
COFFEE 'C' FUTURE DEC25 KCZ5 CALL 425 11/12/2025	(6,006)	(116)	425	11/25	-
COFFEE 'C' FUTURE DEC25 KCZ5 PUT 240 11/12/2025	(10,537)	(626)	240	11/25	-
COFFEE 'C' FUTURE DEC25 KCZ5 PUT 245 11/12/2025	(20,593)	(1456)	245	11/25	(0.01)
COFFEE 'C' FUTURE DEC25 KCZ5 PUT 247.50 11/12/2025	(20,125)	(1552)	248	11/25	(0.01)
COFFEE 'C' FUTURE DEC25 KCZ5 PUT 250 11/12/2025	(20,678)	(1733)	250	11/25	(0.01)
COFFEE 'C' FUTURE DEC25 KCZ5 PUT 252.50 11/12/2025	(19,230)	(1750)	253	11/25	(0.01)
COFFEE 'C' FUTURE DEC25 KCZ5 PUT 255 11/12/2025	(27,191)	(2678)	255	11/25	(0.01)
COFFEE 'C' FUTURE DEC25 KCZ5 PUT 257.50 11/12/2025	(27,876)	(2969)	258	11/25	(0.01)
COFFEE 'C' FUTURE DEC25 KCZ5 PUT 260 11/12/2025	(46,233)	(5312)	260	11/25	(0.02)
COFFEE 'C' FUTURE DEC25 KCZ5 PUT 262.50 11/12/2025	(37,760)	(4675)	263	11/25	(0.02)
COFFEE 'C' FUTURE DEC25 KCZ5 PUT 265 11/12/2025	(17,054)	(2270)	265	11/25	(0.01)
COFFEE 'C' FUTURE DEC25 KCZ5 PUT 267.50 11/12/2025	(9,822)	(1403)	268	11/25	(0.01)
COFFEE 'C' FUTURE DEC25 KCZ5 PUT 270 11/12/2025	(17,917)	(2741)	270	11/25	(0.01)
COFFEE 'C' FUTURE DEC25 KCZ5 PUT 272.50 11/12/2025	(22,984)	(3760)	273	11/25	(0.01)
COFFEE 'C' FUTURE DEC25 KCZ5 PUT 275 11/12/2025	(15,205)	(2656)	275	11/25	(0.01)
COFFEE 'C' FUTURE DEC25 KCZ5 PUT 277.50 11/12/2025	(31,914)	(5942)	278	11/25	(0.02)
COFFEE 'C' FUTURE DEC25 KCZ5 PUT 280 11/12/2025	(30,929)	(6127)	280	11/25	(0.02)
COFFEE 'C' FUTURE DEC25 KCZ5 PUT 282.50 11/12/2025	(6,656)	(1402)	283	11/25	(0.01)
COFFEE 'C' FUTURE DEC25 KCZ5 PUT 285 11/12/2025	(29,013)	(6481)	285	11/25	(0.02)
COFFEE 'C' FUTURE DEC25 KCZ5 PUT 287.50 11/12/2025	(31,093)	(7360)	288	11/25	(0.03)
COFFEE 'C' FUTURE DEC25 KCZ5 PUT 290 11/12/2025	(21,925)	(5490)	290	11/25	(0.02)
COFFEE 'C' FUTURE DEC25 KCZ5 PUT 292.50 11/12/2025	(16,157)	(4274)	293	11/25	(0.02)
COFFEE 'C' FUTURE DEC25 KCZ5 PUT 297.50 11/12/2025	(25,860)	(7600)	298	11/25	(0.03)
COFFEE 'C' FUTURE DEC25 KCZ5 PUT 300 11/12/2025	(16,784)	(5190)	300	11/25	(0.02)
COFFEE 'C' FUTURE DEC25 KCZ5 PUT 302.50 11/12/2025	(9,259)	(3007)	303	11/25	(0.01)
COFFEE 'C' FUTURE DEC25 KCZ5 PUT 307.50 11/12/2025	(7,509)	(2681)	308	11/25	(0.01)
COFFEE 'C' FUTURE DEC25 KCZ5 PUT 310 11/12/2025	(7,104)	(2654)	310	11/25	(0.01)
COFFEE 'C' FUTURE DEC25 KCZ5 PUT 317.50 11/12/2025	(7,384)	(3142)	318	11/25	(0.01)
COFFEE 'C' FUTURE DEC25 KCZ5 PUT 325 11/12/2025	(7,127)	(3422)	325	11/25	(0.01)
COFFEE 'C' FUTURE DEC25 KCZ5 PUT 330 11/12/2025	(14,010)	(7257)	330	11/25	(0.03)
COFFEE 'C' FUTURE DEC25 KCZ5 PUT 332.50 11/12/2025	(6,971)	(3746)	333	11/25	(0.01)
COFFEE 'C' FUTURE DEC25 KCZ5 PUT 337.50 11/12/2025	(6,677)	(3852)	338	11/25	(0.01)
LME PRI ALUM FUTR AUG25 LAQ25 CALL 2500 08/06/2025	(12)	(817)	2500	08/25	-
LME PRI ALUM FUTR AUG25 LAQ25 CALL 2525 08/06/2025	(47)	(2182)	2525	08/25	(0.01)
LME PRI ALUM FUTR AUG25 LAQ25 CALL 2550 08/06/2025	(34)	(948)	2550	08/25	-
LME PRI ALUM FUTR AUG25 LAQ25 CALL 2575 08/06/2025	(52)	(781)	2575	08/25	-
LME PRI ALUM FUTR AUG25 LAQ25 CALL 2600 08/06/2025	(95)	(745)	2600	08/25	-
LME PRI ALUM FUTR AUG25 LAQ25 CALL 2625 08/06/2025	(55)	(223)	2625	08/25	-
LME PRI ALUM FUTR AUG25 LAQ25 CALL 2650 08/06/2025	(75)	(166)	2650	08/25	-
LME PRI ALUM FUTR AUG25 LAQ25 CALL 2675 08/06/2025	(45)	(57)	2675	08/25	-
LME PRI ALUM FUTR AUG25 LAQ25 CALL 2700 08/06/2025	(47)	(33)	2700	08/25	-
LME PRI ALUM FUTR AUG25 LAQ25 CALL 2725 08/06/2025	(10)	(4)	2725	08/25	-
LME PRI ALUM FUTR AUG25 LAQ25 PUT 2325 08/06/2025	(14)	(1)	2325	08/25	-
LME PRI ALUM FUTR AUG25 LAQ25 PUT 2350 08/06/2025	(16)	(1)	2350	08/25	-
LME PRI ALUM FUTR AUG25 LAQ25 PUT 2375 08/06/2025	(58)	(8)	2375	08/25	-
LME PRI ALUM FUTR AUG25 LAQ25 PUT 2400 08/06/2025	(71)	(20)	2400	08/25	-
LME PRI ALUM FUTR AUG25 LAQ25 PUT 2425 08/06/2025	(37)	(20)	2425	08/25	-
LME PRI ALUM FUTR AUG25 LAQ25 PUT 2450 08/06/2025	(76)	(77)	2450	08/25	-
LME PRI ALUM FUTR AUG25 LAQ25 PUT 2475 08/06/2025	(93)	(181)	2475	08/25	-
LME PRI ALUM FUTR AUG25 LAQ25 PUT 2500 08/06/2025	(42)	(155)	2500	08/25	-
LME PRI ALUM FUTR AUG25 LAQ25 PUT 2525 08/06/2025	(37)	(269)	2525	08/25	-
LME PRI ALUM FUTR AUG25 LAQ25 PUT 2550 08/06/2025	(43)	(602)	2550	08/25	-
LME PRI ALUM FUTR AUG25 LAQ25 PUT 2575 08/06/2025	(17)	(441)	2575	08/25	-
LME PRI ALUM FUTR SEP25 LAU25 CALL 2625 09/03/2025	(55)	(1438)	2625	09/25	(0.01)
LME PRI ALUM FUTR SEP25 LAU25 CALL 2650 09/03/2025	(84)	(1685)	2650	09/25	(0.01)
LME PRI ALUM FUTR SEP25 LAU25 CALL 2675 09/03/2025	(57)	(864)	2675	09/25	-
LME PRI ALUM FUTR SEP25 LAU25 CALL 2700 09/03/2025	(124)	(1437)	2700	09/25	(0.01)
LME PRI ALUM FUTR SEP25 LAU25 CALL 2725 09/03/2025	(60)	(536)	2725	09/25	-
LME PRI ALUM FUTR SEP25 LAU25 CALL 2750 09/03/2025	(78)	(544)	2750	09/25	-
LME PRI ALUM FUTR SEP25 LAU25 CALL 2775 09/03/2025	(26)	(143)	2775	09/25	-
LME PRI ALUM FUTR SEP25 LAU25 PUT 2450 09/03/2025	(13)	(183)	2450	09/25	-
LME PRI ALUM FUTR SEP25 LAU25 PUT 2475 09/03/2025	(100)	(1871)	2475	09/25	(0.01)
LME PRI ALUM FUTR SEP25 LAU25 PUT 2500 09/03/2025	(60)	(1508)	2500	09/25	(0.01)
LME PRI ALUM FUTR SEP25 LAU25 PUT 2525 09/03/2025	(52)	(1704)	2525	09/25	(0.01)
LME PRI ALUM FUTR SEP25 LAU25 PUT 2550 09/03/2025	(147)	(6291)	2550	09/25	(0.02)
LME PRI ALUM FUTR SEP25 LAU25 PUT 2575 09/03/2025	(76)	(4204)	2575	09/25	(0.02)
LME PRI ALUM FUTR SEP25 LAU25 PUT 2600 09/03/2025	(32)	(2244)	2600	09/25	(0.01)
LME PRI ALUM FUTR SEP25 LAU25 PUT 2625 09/03/2025	(39)	(3397)	2625	09/25	(0.01)
LME LEAD FUTURE JAN26 LLF6 CALL 2075 01/07/2026	(1)	(64)	2075	01/26	-
LME LEAD FUTURE JAN26 LLF6 CALL 2100 01/07/2026	(11)	(532)	2100	01/26	-
LME LEAD FUTURE JAN26 LLF6 CALL 2125 01/07/2026	(7)	(313)	2125	01/26	-
LME LEAD FUTURE JAN26 LLF6 CALL 2150 01/07/2026	(8)	(288)	2150	01/26	-
LME LEAD FUTURE JAN26 LLF6 CALL 2200 01/07/2026	(6)	(158)	2200	01/26	-
LME LEAD FUTURE JAN26 LLF6 CALL 2225 01/07/2026	(11)	(260)	2225	01/26	-
LME LEAD FUTURE JAN26 LLF6 CALL 2250 01/07/2026	(6)	(120)	2250	01/26	-
LME LEAD FUTURE JAN26 LLF6 CALL 2275 01/07/2026	(4)	(68)	2275	01/26	-
LME LEAD FUTURE JAN26 LLF6 PUT 1850 01/07/2026	(12)	(399)	1850	01/26	-
LME LEAD FUTURE JAN26 LLF6 PUT 1875 01/07/2026	(10)	(387)	1875	01/26	-
LME LEAD FUTURE JAN26 LLF6 PUT 1900 01/07/2026	(7)	(330)	1900	01/26	-
LME LEAD FUTURE JAN26 LLF6 PUT 1925 01/07/2026	(7)	(376)	1925	01/26	-
LME LEAD FUTURE JAN26 LLF6 PUT 1950 01/07/2026	(8)	(526)	1950	01/26	-
LME LEAD FUTURE JAN26 LLF6 PUT 1975 01/07/2026	(9)	(742)	1975	01/26	-
LME LEAD FUTURE JAN26 LLF6 PUT 2000 01/07/2026	(6)	(539)	2000	01/26	-
LME LEAD FUTURE JAN26 LLF6 PUT 2025 01/07/2026	(5)	(516)	2025	01/26	-
LME LEAD FUTURE FEB26 LLG6 CALL 2075 02/04/2026	(1)	(80)	2075	02/26	-
LME LEAD FUTURE FEB26 LLG6 CALL 2100 02/04/2026	(4)	(226)	2100	02/26	-
LME LEAD FUTURE FEB26 LLG6 CALL 2125 02/04/2026	(9)	(452)	2125	02/26	-
LME LEAD FUTURE FEB26 LLG6 CALL 2150 02/04/2026	(7)	(306)	2150	02/26	-
LME LEAD FUTURE FEB26 LLG6 CALL 2175 02/04/2026	(6)	(248)	2175	02/26	-
LME LEAD FUTURE FEB26 LLG6 CALL 2200 02/04/2026	(4)	(142)	2200	02/26	-
LME LEAD FUTURE FEB26 LLG6 CALL 2225 02/04/2026	(6)	(193)	2225	02/26	-
LME LEAD FUTURE FEB26 LLG6 CALL 2250 02/04/2026	(8)	(213)	2250	02/26	-
LME LEAD FUTURE FEB26 LLG6 CALL 2275 02/04/2026	(3)	(66)	2275	02/26	-
LME LEAD FUTURE FEB26 LLG6 CALL 2300 02/04/2026	(7)	(141)	2300	02/26	-
LME LEAD FUTURE FEB26 LLG6 PUT 1850 02/04/2026	(3)	(126)	1850	02/26	-
LME LEAD FUTURE FEB26 LLG6 PUT 1875 02/04/2026	(10)	(463)	1875	02/26	-
LME LEAD FUTURE FEB26 LLG6 PUT 1900 02/04/2026	(10)	(532)	1900	02/26	-
LME LEAD FUTURE FEB26 LLG6 PUT 1925 02/04/2026	(10)	(627)	1925	02/26	-
LME LEAD FUTURE FEB26 LLG6 PUT 1950 02/04/2026	(3)	(234)	1950	02/26	-
LME LEAD FUTURE FEB26 LLG6 PUT 1975 02/04/2026	(6)	(498)	1975	02/26	-
LME LEAD FUTURE FEB26 LLG6 PUT 2000 02/04/2026	(10)	(915)	2000	02/26	-
LME LEAD FUTURE FEB26 LLG6 PUT 2025 02/04/2026	(8)	(895)	2025	02/26	-
LME LEAD FUTURE FEB26 LLG6 PUT 2050 02/04/2026	(4)	(492)	2050	02/26	-
LME LEAD FUTURE AUG25 LLQ5 CALL 1975 08/06/2025	(2)	(7)	1975	08/25	-
LME LEAD FUTURE AUG25 LLQ5 CALL 2000 08/06/2025	(7)	(11)	2000	08/25	-
LME LEAD FUTURE AUG25 LLQ5 CALL 2025 08/06/2025	(3)	(2)	2025	08/25	-
LME LEAD FUTURE AUG25 LLQ5 CALL 2050 08/06/2025	(6)	(1)	2050	08/25	-
LME LEAD FUTURE AUG25 LLQ5 CALL 2075 08/06/2025	(12)	(1)	2075	08/25	-
LME LEAD FUTURE AUG25 LLQ5 CALL 2100 08/06/2025	(11)	-	2100	08/25	-
LME LEAD FUTURE AUG25 LLQ5 CALL 2125 08/06/2025	(9)	-	2125	08/25	-
LME LEAD FUTURE AUG25 LLQ5 CALL 2150 08/06/2025	(2)	-	2150	08/25	-
LME LEAD FUTURE AUG25 LLQ5 CALL 2175 08/06/2025	(3)	-	2175	08/25	-
LME LEAD FUTURE AUG25 LLQ5 CALL 2200 08/06/2025	(8)	-	2200	08/25	-
LME LEAD FUTURE AUG25 LLQ5 CALL 2225 08/06/2025	(4)	-	2225	08/25	-
LME LEAD FUTURE AUG25 LLQ5 CALL 2250 08/06/2025	(9)	-	2250	08/25	-
LME LEAD FUTURE AUG25 LLQ5 CALL 2275 08/06/2025	(4)	-	2275	08/25	-
LME LEAD FUTURE AUG25 LLQ5 PUT 1775 08/06/2025	(6)	-	1775	08/25	-
LME LEAD FUTURE AUG25 LLQ5 PUT 1800 08/06/2025	(12)	-	1800	08/25	-
LME LEAD FUTURE AUG25 LLQ5 PUT 1825 08/06/2025	(15)	(1)	1825	08/25	-
LME LEAD FUTURE AUG25 LLQ5 PUT 1850 08/06/2025	(14)	(4)	1850	08/25	-
LME LEAD FUTURE AUG25 LLQ5 PUT 1875 08/06/2025	(6)	(6)	1875	08/25	-
LME LEAD FUTURE AUG25 LLQ5 PUT 1900 08/06/2025	(12)	(37)	1900	08/25	-
LME LEAD FUTURE AUG25 LLQ5 PUT 1925 08/06/2025	(12)	(106)	1925	08/25	-
LME LEAD FUTURE AUG25 LLQ5 PUT 1950 08/06/2025	(11)	(226)	1950	08/25	-
LME LEAD FUTURE AUG25 LLQ5 PUT 1975 08/06/2025	(5)	(205)	1975	08/25	-
LME LEAD FUTURE SEP25 LLU5 CALL 2075 09/03/2025	(3)	(16)	2075	09/25	-
LME LEAD FUTURE SEP25 LLU5 CALL 2100 09/03/2025	(7)	(28)	2100	09/25	-
LME LEAD FUTURE SEP25 LLU5 CALL 2125 09/03/2025	(9)	(26)	2125	09/25	-
LME LEAD FUTURE SEP25 LLU5 CALL 2150 09/03/2025	(6)	(11)	2150	09/25	-
LME LEAD FUTURE SEP25 LLU5 CALL 2200 09/03/2025	(6)	(5)	2200	09/25	-
LME LEAD FUTURE SEP25 LLU5 CALL 2225 09/03/2025	(7)	(4)	2225	09/25	-
LME LEAD FUTURE SEP25 LLU5 CALL 2250 09/03/2025	(6)	(2)	2250	09/25	-
LME LEAD FUTURE SEP25 LLU5 CALL 2275 09/03/2025	(6)	(2)	2275	09/25	-
LME LEAD FUTURE SEP25 LLU5 CALL 2300 09/03/2025	(1)	-	2300	09/25	-
LME LEAD FUTURE SEP25 LLU5 PUT 1825 09/03/2025	(7)	(33)	1825	09/25	-
LME LEAD FUTURE SEP25 LLU5 PUT 1850 09/03/2025	(10)	(73)	1850	09/25	-
LME LEAD FUTURE SEP25 LLU5 PUT 1875 09/03/2025	(8)	(96)	1875	09/25	-
LME LEAD FUTURE SEP25 LLU5 PUT 1900 09/03/2025	(7)	(121)	1900	09/25	-
LME LEAD FUTURE SEP25 LLU5 PUT 1925 09/03/2025	(2)	(51)	1925	09/25	-
LME LEAD FUTURE SEP25 LLU5 PUT 1950 09/03/2025	(8)	(282)	1950	09/25	-
LME LEAD FUTURE SEP25 LLU5 PUT 1975 09/03/2025	(9)	(465)	1975	09/25	-
LME LEAD FUTURE SEP25 LLU5 PUT 2000 09/03/2025	(7)	(503)	2000	09/25	-
LME LEAD FUTURE OCT25 LLV5 CALL 2050 10/01/2025	(3)	(60)	2050	10/25	-
LME LEAD FUTURE OCT25 LLV5 CALL 2075 10/01/2025	(1)	(24)	2075	10/25	-
LME LEAD FUTURE OCT25 LLV5 CALL 2100 10/01/2025	(1)	(17)	2100	10/25	-
LME LEAD FUTURE OCT25 LLV5 CALL 2125 10/01/2025	(7)	(77)	2125	10/25	-
LME LEAD FUTURE OCT25 LLV5 CALL 2150 10/01/2025	(6)	(49)	2150	10/25	-
LME LEAD FUTURE OCT25 LLV5 CALL 2175 10/01/2025	(6)	(37)	2175	10/25	-
LME LEAD FUTURE OCT25 LLV5 CALL 2200 10/01/2025	(9)	(40)	2200	10/25	-
LME LEAD FUTURE OCT25 LLV5 CALL 2225 10/01/2025	(1)	(4)	2225	10/25	-
LME LEAD FUTURE OCT25 LLV5 CALL 2250 10/01/2025	(6)	(17)	2250	10/25	-
LME LEAD FUTURE OCT25 LLV5 CALL 2275 10/01/2025	(5)	(11)	2275	10/25	-
LME LEAD FUTURE OCT25 LLV5 CALL 2300 10/01/2025	(7)	(10)	2300	10/25	-
LME LEAD FUTURE OCT25 LLV5 CALL 2325 10/01/2025	(6)	(7)	2325	10/25	-
LME LEAD FUTURE OCT25 LLV5 CALL 2350 10/01/2025	(1)	(1)	2350	10/25	-
LME LEAD FUTURE OCT25 LLV5 PUT 1825 10/01/2025	(2)	(23)	1825	10/25	-
LME LEAD FUTURE OCT25 LLV5 PUT 1850 10/01/2025	(4)	(54)	1850	10/25	-
LME LEAD FUTURE OCT25 LLV5 PUT 1875 10/01/2025	(10)	(197)	1875	10/25	-
LME LEAD FUTURE OCT25 LLV5 PUT 1900 10/01/2025	(8)	(213)	1900	10/25	-
LME LEAD FUTURE OCT25 LLV5 PUT 1925 10/01/2025	(8)	(284)	1925	10/25	-
LME LEAD FUTURE OCT25 LLV5 PUT 1950 10/01/2025	(9)	(429)	1950	10/25	-
LME LEAD FUTURE OCT25 LLV5 PUT 1975 10/01/2025	(6)	(344)	1975	10/25	-
LME LEAD FUTURE OCT25 LLV5 PUT 2000 10/01/2025	(8)	(581)	2000	10/25	-
LME LEAD FUTURE OCT25 LLV5 PUT 2025 10/01/2025	(7)	(598)	2025	10/25	-
LME LEAD FUTURE OCT25 LLV5 PUT 2050 10/01/2025	(6)	(702)	2050	10/25	-
LME LEAD FUTURE OCT25 LLV5 PUT 2075 10/01/2025	(2)	(299)	2075	10/25	-
LME LEAD FUTURE NOV25 LLX5 CALL 1975 11/05/2025	(1)	(79)	1975	11/25	-
LME LEAD FUTURE NOV25 LLX5 CALL 2000 11/05/2025	(1)	(81)	2000	11/25	-
LME LEAD FUTURE NOV25 LLX5 CALL 2025 11/05/2025	(1)	(59)	2025	11/25	-
LME LEAD FUTURE NOV25 LLX5 CALL 2075 11/05/2025	(1)	(38)	2075	11/25	-
LME LEAD FUTURE NOV25 LLX5 CALL 2100 11/05/2025	(4)	(108)	2100	11/25	-
LME LEAD FUTURE NOV25 LLX5 CALL 2150 11/05/2025	(1)	(25)	2150	11/25	-
LME LEAD FUTURE NOV25 LLX5 CALL 2200 11/05/2025	(1)	(16)	2200	11/25	-
LME LEAD FUTURE NOV25 LLX5 CALL 2225 11/05/2025	(1)	(12)	2225	11/25	-
LME LEAD FUTURE NOV25 LLX5 PUT 1750 11/05/2025	(3)	(25)	1750	11/25	-
LME LEAD FUTURE NOV25 LLX5 PUT 1775 11/05/2025	(2)	(18)	1775	11/25	-
LME LEAD FUTURE NOV25 LLX5 PUT 1825 11/05/2025	(2)	(31)	1825	11/25	-
LME LEAD FUTURE NOV25 LLX5 PUT 1850 11/05/2025	(5)	(99)	1850	11/25	-
LME LEAD FUTURE NOV25 LLX5 PUT 1900 11/05/2025	(1)	(46)	1900	11/25	-
LME LEAD FUTURE NOV25 LLX5 PUT 1950 11/05/2025	(3)	(141)	1950	11/25	-
LME LEAD FUTURE DEC25 LLZ5 CALL 2050 12/03/2025	(7)	(335)	2050	12/25	-
LME LEAD FUTURE DEC25 LLZ5 CALL 2075 12/03/2025	(6)	(248)	2075	12/25	-
LME LEAD FUTURE DEC25 LLZ5 CALL 2100 12/03/2025	(8)	(278)	2100	12/25	-
LME LEAD FUTURE DEC25 LLZ5 CALL 2125 12/03/2025	(5)	(144)	2125	12/25	-
LME LEAD FUTURE DEC25 LLZ5 CALL 2150 12/03/2025	(6)	(151)	2150	12/25	-
LME LEAD FUTURE DEC25 LLZ5 CALL 2175 12/03/2025	(6)	(137)	2175	12/25	-
LME LEAD FUTURE DEC25 LLZ5 CALL 2200 12/03/2025	(7)	(121)	2200	12/25	-
LME LEAD FUTURE DEC25 LLZ5 CALL 2225 12/03/2025	(7)	(103)	2225	12/25	-
LME LEAD FUTURE DEC25 LLZ5 CALL 2250 12/03/2025	(1)	(17)	2250	12/25	-
LME LEAD FUTURE DEC25 LLZ5 PUT 1800 12/03/2025	(5)	(89)	1800	12/25	-
LME LEAD FUTURE DEC25 LLZ5 PUT 1825 12/03/2025	(8)	(180)	1825	12/25	-
LME LEAD FUTURE DEC25 LLZ5 PUT 1850 12/03/2025	(10)	(270)	1850	12/25	-
LME LEAD FUTURE DEC25 LLZ5 PUT 1875 12/03/2025	(8)	(277)	1875	12/25	-
LME LEAD FUTURE DEC25 LLZ5 PUT 1900 12/03/2025	(3)	(144)	1900	12/25	-
LME LEAD FUTURE DEC25 LLZ5 PUT 1925 12/03/2025	(8)	(385)	1925	12/25	-
LME LEAD FUTURE DEC25 LLZ5 PUT 1950 12/03/2025	(8)	(494)	1950	12/25	-
LME LEAD FUTURE DEC25 LLZ5 PUT 1975 12/03/2025	(9)	(652)	1975	12/25	-
LME LEAD FUTURE DEC25 LLZ5 PUT 2000 12/03/2025	(1)	(59)	2000	12/25	-
LME COPPER FUTURE AUG25 LPQ25 CALL 10000 08/06/2025	(48)	(227)	10000	08/25	-
LME COPPER FUTURE AUG25 LPQ25 CALL 10050 08/06/2025	(79)	(275)	10050	08/25	-
LME COPPER FUTURE AUG25 LPQ25 CALL 10100 08/06/2025	(131)	(335)	10100	08/25	-
LME COPPER FUTURE AUG25 LPQ25 CALL 10150 08/06/2025	(72)	(134)	10150	08/25	-
LME COPPER FUTURE AUG25 LPQ25 CALL 10200 08/06/2025	(103)	(142)	10200	08/25	-
LME COPPER FUTURE AUG25 LPQ25 CALL 10250 08/06/2025	(50)	(50)	10250	08/25	-
LME COPPER FUTURE AUG25 LPQ25 CALL 10300 08/06/2025	(65)	(48)	10300	08/25	-
LME COPPER FUTURE AUG25 LPQ25 CALL 10350 08/06/2025	(96)	(52)	10350	08/25	-
LME COPPER FUTURE AUG25 LPQ25 CALL 9825 08/06/2025	(23)	(325)	9825	08/25	-
LME COPPER FUTURE AUG25 LPQ25 CALL 9850 08/06/2025	(67)	(826)	9850	08/25	-
LME COPPER FUTURE AUG25 LPQ25 CALL 9875 08/06/2025	(134)	(1402)	9875	08/25	(0.01)
LME COPPER FUTURE AUG25 LPQ25 CALL 9900 08/06/2025	(19)	(174)	9900	08/25	-
LME COPPER FUTURE AUG25 LPQ25 CALL 9925 08/06/2025	(46)	(349)	9925	08/25	-
LME COPPER FUTURE AUG25 LPQ25 CALL 9950 08/06/2025	(24)	(158)	9950	08/25	-
LME COPPER FUTURE AUG25 LPQ25 PUT 9175 08/06/2025	(62)	(325)	9175	08/25	-
LME COPPER FUTURE AUG25 LPQ25 PUT 9225 08/06/2025	(57)	(415)	9225	08/25	-
LME COPPER FUTURE AUG25 LPQ25 PUT 9250 08/06/2025	(30)	(256)	9250	08/25	-
LME COPPER FUTURE AUG25 LPQ25 PUT 9275 08/06/2025	(85)	(872)	9275	08/25	-
LME COPPER FUTURE AUG25 LPQ25 PUT 9300 08/06/2025	(109)	(1305)	9300	08/25	-
LME COPPER FUTURE AUG25 LPQ25 PUT 9325 08/06/2025	(29)	(410)	9325	08/25	-
LME COPPER FUTURE AUG25 LPQ25 PUT 9350 08/06/2025	(78)	(1313)	9350	08/25	(0.01)
LME COPPER FUTURE AUG25 LPQ25 PUT 9400 08/06/2025	(25)	(590)	9400	08/25	-
LME COPPER FUTURE AUG25 LPQ25 PUT 9475 08/06/2025	(25)	(1037)	9475	08/25	-
LME COPPER FUTURE AUG25 LPQ25 PUT 9500 08/06/2025	(49)	(2385)	9500	08/25	(0.01)
LME COPPER FUTURE AUG25 LPQ25 PUT 9525 08/06/2025	(67)	(3809)	9525	08/25	(0.01)
LME COPPER FUTURE AUG25 LPQ25 PUT 9550 08/06/2025	(115)	(7690)	9550	08/25	(0.03)
LME COPPER FUTURE AUG25 LPQ25 PUT 9575 08/06/2025	(114)	(8979)	9575	08/25	(0.03)
LME COPPER FUTURE AUG25 LPQ25 PUT 9600 08/06/2025	(24)	(2246)	9600	08/25	(0.01)
LME COPPER FUTURE AUG25 LPQ25 PUT 9625 08/06/2025	(65)	(6991)	9625	08/25	(0.03)
LME COPPER FUTURE AUG25 LPQ25 PUT 9650 08/06/2025	(25)	(3031)	9650	08/25	(0.01)
LME COPPER FUTURE AUG25 LPQ25 PUT 9775 08/06/2025	(21)	(4596)	9775	08/25	(0.02)
LME COPPER FUTURE AUG25 LPQ25 PUT 9800 08/06/2025	(19)	(4714)	9800	08/25	(0.02)
LME COPPER FUTURE AUG25 LPQ25 PUT 9825 08/06/2025	(39)	(10419)	9825	08/25	(0.04)
LME COPPER FUTURE SEP25 LPU25 CALL 10000 09/03/2025	(24)	(1530)	10000	09/25	(0.01)
LME COPPER FUTURE SEP25 LPU25 CALL 10050 09/03/2025	(90)	(5049)	10050	09/25	(0.02)
LME COPPER FUTURE SEP25 LPU25 CALL 10100 09/03/2025	(119)	(5757)	10100	09/25	(0.02)
LME COPPER FUTURE SEP25 LPU25 CALL 10150 09/03/2025	(149)	(6301)	10150	09/25	(0.02)
LME COPPER FUTURE SEP25 LPU25 CALL 10200 09/03/2025	(26)	(954)	10200	09/25	-
LME COPPER FUTURE SEP25 LPU25 CALL 10250 09/03/2025	(103)	(3322)	10250	09/25	(0.01)
LME COPPER FUTURE SEP25 LPU25 CALL 10300 09/03/2025	(47)	(1319)	10300	09/25	(0.01)
LME COPPER FUTURE SEP25 LPU25 CALL 10350 09/03/2025	(76)	(1895)	10350	09/25	(0.01)
LME COPPER FUTURE SEP25 LPU25 CALL 10400 09/03/2025	(28)	(623)	10400	09/25	-
LME COPPER FUTURE SEP25 LPU25 CALL 10450 09/03/2025	(28)	(547)	10450	09/25	-
LME COPPER FUTURE SEP25 LPU25 CALL 10550 09/03/2025	(28)	(416)	10550	09/25	-
LME COPPER FUTURE SEP25 LPU25 CALL 10600 09/03/2025	(29)	(378)	10600	09/25	-
LME COPPER FUTURE SEP25 LPU25 CALL 9800 09/03/2025	(23)	(2635)	9800	09/25	(0.01)
LME COPPER FUTURE SEP25 LPU25 CALL 9825 09/03/2025	(67)	(7030)	9825	09/25	(0.03)
LME COPPER FUTURE SEP25 LPU25 CALL 9850 09/03/2025	(23)	(2230)	9850	09/25	(0.01)
LME COPPER FUTURE SEP25 LPU25 CALL 9875 09/03/2025	(50)	(4553)	9875	09/25	(0.02)
LME COPPER FUTURE SEP25 LPU25 CALL 9925 09/03/2025	(85)	(6740)	9925	09/25	(0.03)
LME COPPER FUTURE SEP25 LPU25 CALL 9975 09/03/2025	(23)	(1559)	9975	09/25	(0.01)
LME COPPER FUTURE SEP25 LPU25 PUT 9125 09/03/2025	(32)	(1574)	9125	09/25	(0.01)
LME COPPER FUTURE SEP25 LPU25 PUT 9175 09/03/2025	(29)	(1683)	9175	09/25	(0.01)
LME COPPER FUTURE SEP25 LPU25 PUT 9200 09/03/2025	(29)	(1798)	9200	09/25	(0.01)
LME COPPER FUTURE SEP25 LPU25 PUT 9225 09/03/2025	(60)	(4035)	9225	09/25	(0.02)
LME COPPER FUTURE SEP25 LPU25 PUT 9250 09/03/2025	(60)	(4381)	9250	09/25	(0.02)
LME COPPER FUTURE SEP25 LPU25 PUT 9325 09/03/2025	(32)	(2925)	9325	09/25	(0.01)
LME COPPER FUTURE SEP25 LPU25 PUT 9375 09/03/2025	(84)	(8877)	9375	09/25	(0.03)
LME COPPER FUTURE SEP25 LPU25 PUT 9400 09/03/2025	(58)	(6577)	9400	09/25	(0.03)
LME COPPER FUTURE SEP25 LPU25 PUT 9450 09/03/2025	(104)	(13604)	9450	09/25	(0.05)
LME COPPER FUTURE SEP25 LPU25 PUT 9475 09/03/2025	(82)	(11513)	9475	09/25	(0.04)
LME COPPER FUTURE SEP25 LPU25 PUT 9500 09/03/2025	(75)	(11294)	9500	09/25	(0.04)
LME COPPER FUTURE SEP25 LPU25 PUT 9525 09/03/2025	(81)	(13007)	9525	09/25	(0.05)
LME COPPER FUTURE SEP25 LPU25 PUT 9550 09/03/2025	(51)	(8733)	9550	09/25	(0.03)
LME COPPER FUTURE SEP25 LPU25 PUT 9575 09/03/2025	(21)	(3889)	9575	09/25	(0.01)
LME COPPER FUTURE SEP25 LPU25 PUT 9650 09/03/2025	(69)	(15312)	9650	09/25	(0.06)
LME COPPER FUTURE SEP25 LPU25 PUT 9675 09/03/2025	(67)	(15994)	9675	09/25	(0.06)
LME COPPER FUTURE SEP25 LPU25 PUT 9700 09/03/2025	(27)	(6786)	9700	09/25	(0.03)
LME COPPER FUTURE SEP25 LPU25 PUT 9725 09/03/2025	(22)	(5874)	9725	09/25	(0.02)
LME COPPER FUTURE SEP25 LPU25 PUT 9750 09/03/2025	(21)	(6045)	9750	09/25	(0.02)
LME COPPER FUTURE SEP25 LPU25 PUT 9775 09/03/2025	(22)	(6768)	9775	09/25	(0.03)
LME COPPER FUTURE SEP25 LPU25 PUT 9800 09/03/2025	(48)	(15225)	9800	09/25	(0.06)
LME COPPER FUTURE SEP25 LPU25 PUT 9850 09/03/2025	(27)	(9505)	9850	09/25	(0.04)
LME ZINC FUTURE AUG25 LXQ5 CALL 2675 08/06/2025	(36)	(3163)	2675	08/25	(0.01)
LME ZINC FUTURE AUG25 LXQ5 CALL 2700 08/06/2025	(78)	(5214)	2700	08/25	(0.02)
LME ZINC FUTURE AUG25 LXQ5 CALL 2725 08/06/2025	(50)	(2351)	2725	08/25	(0.01)
LME ZINC FUTURE AUG25 LXQ5 CALL 2750 08/06/2025	(49)	(1515)	2750	08/25	(0.01)
LME ZINC FUTURE AUG25 LXQ5 CALL 2775 08/06/2025	(97)	(1847)	2775	08/25	(0.01)
LME ZINC FUTURE AUG25 LXQ5 CALL 2800 08/06/2025	(83)	(964)	2800	08/25	-
LME ZINC FUTURE AUG25 LXQ5 CALL 2825 08/06/2025	(75)	(500)	2825	08/25	-
LME ZINC FUTURE AUG25 LXQ5 CALL 2850 08/06/2025	(15)	(55)	2850	08/25	-
LME ZINC FUTURE AUG25 LXQ5 CALL 2875 08/06/2025	(40)	(81)	2875	08/25	-
LME ZINC FUTURE AUG25 LXQ5 CALL 2900 08/06/2025	(24)	(26)	2900	08/25	-
LME ZINC FUTURE AUG25 LXQ5 PUT 2500 08/06/2025	(29)	(1)	2500	08/25	-
LME ZINC FUTURE AUG25 LXQ5 PUT 2525 08/06/2025	(144)	(13)	2525	08/25	-
LME ZINC FUTURE AUG25 LXQ5 PUT 2550 08/06/2025	(15)	(3)	2550	08/25	-
LME ZINC FUTURE AUG25 LXQ5 PUT 2575 08/06/2025	(92)	(30)	2575	08/25	-
LME ZINC FUTURE AUG25 LXQ5 PUT 2600 08/06/2025	(130)	(81)	2600	08/25	-
LME ZINC FUTURE AUG25 LXQ5 PUT 2625 08/06/2025	(30)	(35)	2625	08/25	-
LME ZINC FUTURE AUG25 LXQ5 PUT 2650 08/06/2025	(87)	(187)	2650	08/25	-
LME ZINC FUTURE AUG25 LXQ5 PUT 2675 08/06/2025	(24)	(94)	2675	08/25	-
LME ZINC FUTURE AUG25 LXQ5 PUT 2700 08/06/2025	(13)	(89)	2700	08/25	-
LME ZINC FUTURE AUG25 LXQ5 PUT 2725 08/06/2025	(12)	(149)	2725	08/25	-
LME ZINC FUTURE AUG25 LXQ5 PUT 2750 08/06/2025	(9)	(201)	2750	08/25	-
LME ZINC FUTURE SEP25 LXU5 CALL 2750 09/03/2025	(28)	(1956)	2750	09/25	(0.01)
LME ZINC FUTURE SEP25 LXU5 CALL 2775 09/03/2025	(52)	(2992)	2775	09/25	(0.01)
LME ZINC FUTURE SEP25 LXU5 CALL 2800 09/03/2025	(40)	(1925)	2800	09/25	(0.01)
LME ZINC FUTURE SEP25 LXU5 CALL 2825 09/03/2025	(68)	(2665)	2825	09/25	(0.01)
LME ZINC FUTURE SEP25 LXU5 CALL 2850 09/03/2025	(37)	(1194)	2850	09/25	-
LME ZINC FUTURE SEP25 LXU5 CALL 2875 09/03/2025	(95)	(2484)	2875	09/25	(0.01)
LME ZINC FUTURE SEP25 LXU5 CALL 2900 09/03/2025	(78)	(1661)	2900	09/25	(0.01)
LME ZINC FUTURE SEP25 LXU5 CALL 2925 09/03/2025	(63)	(1077)	2925	09/25	-
LME ZINC FUTURE SEP25 LXU5 CALL 2950 09/03/2025	(25)	(335)	2950	09/25	-
LME ZINC FUTURE SEP25 LXU5 CALL 2975 09/03/2025	(40)	(432)	2975	09/25	-
LME ZINC FUTURE SEP25 LXU5 CALL 3000 09/03/2025	(24)	(210)	3000	09/25	-
LME ZINC FUTURE SEP25 LXU5 PUT 2550 09/03/2025	(16)	(135)	2550	09/25	-
LME ZINC FUTURE SEP25 LXU5 PUT 2575 09/03/2025	(34)	(384)	2575	09/25	-
LME ZINC FUTURE SEP25 LXU5 PUT 2600 09/03/2025	(102)	(1487)	2600	09/25	(0.01)
LME ZINC FUTURE SEP25 LXU5 PUT 2625 09/03/2025	(49)	(921)	2625	09/25	-
LME ZINC FUTURE SEP25 LXU5 PUT 2650 09/03/2025	(29)	(693)	2650	09/25	-
LME ZINC FUTURE SEP25 LXU5 PUT 2675 09/03/2025	(69)	(2110)	2675	09/25	(0.01)
LME ZINC FUTURE SEP25 LXU5 PUT 2700 09/03/2025	(99)	(3771)	2700	09/25	(0.01)
LME ZINC FUTURE SEP25 LXU5 PUT 2725 09/03/2025	(54)	(2561)	2725	09/25	(0.01)
LME ZINC FUTURE SEP25 LXU5 PUT 2750 09/03/2025	(49)	(2864)	2750	09/25	(0.01)
LME ZINC FUTURE SEP25 LXU5 PUT 2775 09/03/2025	(37)	(2639)	2775	09/25	(0.01)
LME ZINC FUTURE SEP25 LXU5 PUT 2800 09/03/2025	(36)	(3037)	2800	09/25	(0.01)
LME ZINC FUTURE SEP25 LXU5 PUT 2825 09/03/2025	(23)	(2391)	2825	09/25	(0.01)
GASOLINE RBOB FUT OCT25 XBV5 CALL 225 09/25/2025	(21,488)	(724)	225	09/25	-
GASOLINE RBOB FUT OCT25 XBV5 PUT 190 09/25/2025	(14,507)	(741)	190	09/25	-
GASOLINE RBOB FUT OCT25 XBV5 PUT 205 09/25/2025	(6,483)	(742)	205	09/25	-
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
UBCMFMR1 Index	0.40%	Return of Index	At Maturity	UBS AG	September 2025	44,902,619	7,254	7,254
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to recent price history.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
SOYBEAN OIL FUTR JAN26 BOF6	7,146,777	01/26	3,920,007	8.73
SOYBEAN OIL FUTR MAR26 BOH6	3,589,387	03/26	1,961,241	4.37
SOYBEAN OIL FUTR DEC25 BOZ5	(10,741,231)	12/25	(5,879,750)	(13.09)
COPPER FUTURE MAR26 HGH6	(339,756)	03/26	(1,522,957)	(3.39)
COPPER FUT SEP25 HGU5	1,038,561	09/25	4,522,415	10.07
COPPER FUTURE DEC25 HGZ5	(684,213)	12/25	(3,026,617)	(6.74)
BRENT CRUDE FUTR JAN26 COF6	(15,042)	01/26	(1,047,232)	(2.33)
BRENT CRUDE FUTR MAY26 COK6	(7,552)	05/26	(518,730)	(1.16)
BRENT CRUDE FUTR NOV25 COX5	22,355	11/25	1,582,701	3.52
LOW SU GASOIL G FUT JAN26 QSF6	(4,609)	01/26	(3,081,157)	(6.86)
LOW SU GASOIL G FUT MAR26 QSH6	(2,339)	03/26	(1,541,076)	(3.43)
LOW SU GASOIL G FUT SEP25 QSU5	6,476	09/25	4,529,693	10.09
LME PRI ALUM FUTR JAN26 LAF26	379	01/26	974,586	2.17
LME PRI ALUM FUTR MAR26 LAH26	189	03/26	487,421	1.09
LME PRI ALUM FUTR SEP25 LAU25	(570)	09/25	(1,460,527)	(3.25)
GASOLINE RBOB FUT JAN26 XBF6	(1,066,983)	01/26	(2,056,822)	(4.58)
GASOLINE RBOB FUT MAR26 XBH6	(525,255)	03/26	(1,025,508)	(2.28)
GASOLINE RBOB FUT SEP25 XBU5	1,429,668	09/25	3,107,955	6.92
SUGAR #11 (WORLD) FUT MAR26 SBH6	17,786,410	03/26	3,018,354	6.72
SUGAR #11 (WORLD) FUT OCT25 SBV5	(18,485,201)	10/25	(3,022,330)	(6.73)
SOYBEAN MEAL FUTR JAN26 SMF6	17,550	01/26	4,908,755	10.93
SOYBEAN MEAL FUTR MAR26 SMH6	8,597	03/26	2,457,935	5.47
SOYBEAN MEAL FUTR DEC25 SMZ5	(26,662)	12/25	(7,358,615)	(16.39)
WHEAT FUTURE(CBT) MAR26 W H6	260,379	03/26	1,460,074	3.25
WHEAT FUTURE(CBT) SEP25 W U5	(837,009)	09/25	(4,379,651)	(9.75)
WHEAT FUTURE(CBT) DEC25 W Z5	538,015	12/25	2,918,731	6.5
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
UBCSQAF1 Index	0.90%	Return of Index	At Maturity	UBS AG	September 2025	52,260,854	6,157	6,157
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to recent price history.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
MILL WHEAT EURO FUT DEC25 CAZ5	(11,555)	12/25	(2,684,523)	(5.14)
SOYBEAN OIL FUTR DEC25 BOZ5	2,268,481	12/25	1,241,766	2.38
COCOA FUTURE SEP25 CCU5	(139)	09/25	(1,179,639)	(2.26)
RAPESEED EURO FUT NOV25 IJX5	1,760	11/25	963,219	1.84
CORN FUTURE SEP25 C U5	753,206	09/25	2,967,631	5.68
CATTLE FEEDER FUT SEP25 FCU5	1,149,250	09/25	3,816,325	7.3
KC HRW WHEAT FUT SEP25 KWU5	367,776	09/25	1,935,420	3.7
COCOA FUTURE - IC DEC25 QCZ5	(227)	12/25	(1,651,632)	(3.16)
LIVE CATTLE FUTR OCT25 LCV5	1,593,533	10/25	3,555,969	6.8
RED WHEAT FUT MGE DEC25 MWZ5	466,740	12/25	2,803,704	5.36
CANOLA FUTR (WCE) NOV25 RSX5	3,723	11/25	1,872,596	3.58
SOYBEAN MEAL FUTR DEC25 SMZ5	(4,292)	12/25	(1,184,608)	(2.27)
SOYBEAN FUTURE NOV25 S X5	58,104	11/25	574,789	1.1
WHEAT FUTURE(CBT) SEP25 W U5	381,609	09/25	1,996,768	3.82

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $10,542,269.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	12,954,011	91,450,180	95,895,629	450,943	-	-	8,508,562	8,506,861	0.0%
Total	12,954,011	91,450,180	95,895,629	450,943	-	-	8,508,562

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	73,539,147	-	73,539,147	-

Money Market Funds	8,508,562	8,508,562	-	-
Total Investments in Securities:	82,047,709	8,508,562	73,539,147	-
Derivative Instruments:

Assets
Swaps	1,876,081	-	1,876,081	-
Total Assets	1,876,081	-	1,876,081	-

Liabilities
Swaps	(699,378)	-	(699,378)	-
Total Liabilities	(699,378)	-	(699,378)	-
Total Derivative Instruments:	1,176,703	-	1,176,703	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Swaps (a)	1,876,081	(699,378)
Total Commodity Risk	1,876,081	(699,378)
Total Value of Derivatives	1,876,081	(699,378)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Bank of America, N.A.	568,330	(422,641)	-	-	145,689
Barclays Bank PLC	-	(68,080)	-	-	(68,080)
Goldman Sachs International	639,519	-	-	-	639,519
JPMorgan Chase Bank, N.A.	654,821	(100,366)	-	-	554,455
Macquarie Bank Ltd.	-	(108,291)	-	-	(108,291)
UBS AG	13,411	-	-	-	13,411
Total	$1,876,081	$(699,378)	$-	$-	$1,176,703

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $73,542,567)	$73,539,147
Fidelity Central Funds (cost $8,508,562)	8,508,562

Total Investment in Securities (cost $82,051,129)		$82,047,709
Cash		1
Distributions receivable from Fidelity Central Funds		29,042
Bi-lateral OTC swaps, at value		1,876,081
Prepaid expenses		4,287
Receivable from investment adviser for expense reductions		12,224
Total assets		83,969,344
Liabilities
Bi-lateral OTC swaps, at value	$699,378
Accrued management fee	30,259
Audit fee payable	77,705
Other payables and accrued expenses	11,438
Total liabilities		818,780
Net Assets		$83,150,564
Net Assets consist of:
Paid in capital		$78,150,688
Total accumulated earnings (loss)		4,999,876
Net Assets		$83,150,564
Net Asset Value, offering price and redemption price per share ($83,150,564 ÷ 8,111,972 shares)		$10.25
Consolidated Statement of Operations
Year ended July 31, 2025
Investment Income
Interest		$3,737,533
Income from Fidelity Central Funds		450,943
Total income		4,188,476
Expenses
Management fee	$400,559
Custodian fees and expenses	13,224
Independent trustees' fees and expenses	38,609
Registration fees	28,295
Audit fees	107,520
Legal	7,610
Miscellaneous	12,973
Total expenses before reductions	608,790
Expense reductions	(162,248)
Total expenses after reductions		446,542
Net Investment income (loss)		3,741,934
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	10,711
Swaps	377,916
Total net realized gain (loss)		388,627
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,911
Swaps	(40,120)
Total change in net unrealized appreciation (depreciation)		(38,209)
Net gain (loss)		350,418
Net increase (decrease) in net assets resulting from operations		$4,092,352
Consolidated Statement of Changes in Net Assets

	Year ended July 31, 2025	For the period December 14, 2023 (commencement of operations) through July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,741,934	$3,666,299
Net realized gain (loss)	388,627	(6,629,251)
Change in net unrealized appreciation (depreciation)	(38,209)	1,211,492
Net increase (decrease) in net assets resulting from operations	4,092,352	(1,751,460)
Distributions to shareholders	(3,229,112)	-

Share transactions
Proceeds from sales of shares	30,892,479	127,000,299
Reinvestment of distributions	3,229,112	-
Cost of shares redeemed	(77,082,806)	(300)

Net increase (decrease) in net assets resulting from share transactions	(42,961,215)	126,999,999
Total increase (decrease) in net assets	(42,097,975)	125,248,539

Net Assets
Beginning of period	125,248,539	-
End of period	$83,150,564	$125,248,539

Other Information
Shares
Sold	3,050,305	12,688,125
Issued in reinvestment of distributions	344,554	-
Redeemed	(7,970,982)	(30)
Net increase (decrease)	(4,576,123)	12,688,095

Consolidated Financial Highlights
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund

Years ended July 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$9.87	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.40	.31
Net realized and unrealized gain (loss)	.27	(.44)
Total from investment operations	.67	(.13)
Distributions from net investment income	(.29)	-
Total distributions	(.29)	-
Net asset value, end of period	$10.25	$9.87
Total Return D,E	7.13%	(1.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.68%	.68% H
Expenses net of fee waivers, if any	.50%	.50% H
Expenses net of all reductions, if any	.50%	.50% H
Net investment income (loss)	4.18%	4.93% H
Supplemental Data
Net assets, end of period (000 omitted)	$83,151	$125,249
Portfolio turnover rate I	0%	0%

AFor the period December 14, 2023 (commencement of operations) through July 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund (the Fund) is a non-diversified fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary ($)	% of Fund's Total Assets
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	Fidelity SAI Alternative Risk Premia Commodity Strategy Fund Cayman Ltd.	19,384,767	23.1

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to controlled foreign corporations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,570,399
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$1,570,399
Tax Cost	$81,654,013

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$3,429,477
Net unrealized appreciation (depreciation) on securities and other investments	$1,570,399

The tax character of distributions paid was as follows:

	July 31, 2025	July 31, 2024A
Ordinary Income	$3,229,112	$-
Total	$3,229,112	$-

A For the period December 14, 2023 (commencement of operations) through July 31, 2024.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were primarily used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. Upon entering into a swap, a fund is required to post an initial collateral amount (referred to as "Independent Amount"), as defined in the ISDA Master Agreement. A fund is required to post additional collateral for the benefit of counterparties to meet the counterparty's unrealized appreciation on outstanding swap contracts and any such posted collateral is identified on the Consolidated Schedule of Investments. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Consolidated Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps", and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	258,770,746

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency.

The Fund enters into total return basket swap contracts to obtain exposure to a portfolio of long and/or short positions in order to create and adjust the fund's investment exposure, to enhance total return, to hedge risks, to manage certain investment risk, and to manage volatility. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions.
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	67
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .50% of average net assets. This reimbursement will remain in place through November 30, 2026. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $161,449.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $799.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Alternatives Fund	Strategic Advisers Fidelity Alternatives Fund
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	62%	38%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	100%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Greenwood Street Trust and the Shareholders of Fidelity SAI Alternative Risk Premia Commodity Strategy Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Fidelity SAI Alternative Risk Premia Commodity Strategy Fund (the "Fund"), a fund of Fidelity Greenwood Street Trust, including the consolidated schedule of investments, as of July 31, 2025, the related consolidated statement of operations for the year then ended, statements of changes in net assets and financial highlights for the year then ended and for the period from December 14, 2023 (commencement of operations) through July 31, 2024, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period from December 14, 2023 (commencement of operations) through July 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 16, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 95.91% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $3,229,112 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9910544.101
COA-ANN-0925
Fidelity® SAI Alternative Risk Premia Strategy Fund

(to be renamed Fidelity® SAI Alternative Risk Premia Currency Strategy Fund effective December 11, 2025)

Annual Report
July 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Alternative Risk Premia Strategy Fund
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
U.S. Treasury Obligations - 89.8%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 9/11/2025 (c) (Cost $38,214,372)	4.26 to 4.30	38,400,000	38,212,494

Money Market Funds - 9.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $3,992,372)	4.33	3,991,574	3,992,372

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $42,206,744)	42,204,866
NET OTHER ASSETS (LIABILITIES) - 0.8%	349,288
NET ASSETS - 100.0%	42,554,154

Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
MLFIVWDM Index	0.15%	Return of Index	At Maturity	Bank of America, N.A.	September 2025	65,434,324	(93,134)	(93,134)
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short FX Forwards related to market volatility.
Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
USD	AUD	09/25	(5,156,540)	(7.88)
CAD	USD	09/25	6,476,516	9.9
USD	CHF	09/25	(13,221,456)	(20.2)
EUR	USD	09/25	9,669,133	14.78
USD	GBP	09/25	(1,343,927)	(2.05)
JPY	USD	09/25	13,211,063	20.19
NOK	USD	09/25	1,545,019	2.36
USD	NZD	09/25	(355,639)	(0.54)
SEK	USD	09/25	2,053,849	3.14
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
MLFIVWEP Index	0.20%	Return of Index	At Maturity	Bank of America, N.A.	September 2025	38,614,618	(138,348)	(138,348)
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short FX Forwards related to market volatility.
Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
USD	BRL	09/25	(180,261)	(0.47)
USD	CLP	09/25	(901,890)	(2.34)
USD	CNH	09/25	(854,114)	(2.21)
COP	USD	09/25	1,777,987	4.6
USD	CZK	09/25	(3,390,369)	(8.78)
USD	HUF	09/25	(2,223,510)	(5.76)
IDR	USD	09/25	4,401,295	11.4
INR	USD	09/25	6,378,301	16.52
USD	KRW	09/25	(2,518,375)	(6.52)
USD	MXN	09/25	(2,442,168)	(6.32)
USD	PEN	09/25	(1,245,119)	(3.22)
PHP	USD	09/25	2,792,430	7.23
USD	PLN	09/25	(1,798,505)	(4.66)
USD	SGD	09/25	(3,507,025)	(9.08)
THB	USD	09/25	3,433,749	8.89
USD	TWD	09/25	(273,176)	(0.71)
ZAR	USD	09/25	504,730	1.31
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
BPFXMRGU Index	0.20%	Return of Index	At Maturity	BNP Paribas SA	September 2025	40,069,095	283,758	283,758
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short FX Forwards related to market volatility.
Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
USD	CHF	08/25	6	(1.39)
USD	CHF	08/25	6	(1.39)
USD	CHF	08/25	6	(1.39)
USD	CHF	08/25	6	(1.39)
USD	CHF	08/25	6	(1.39)
USD	CHF	08/25	6	(1.39)
USD	CHF	08/25	6	(1.39)
USD	CHF	08/25	6	(1.39)
USD	CHF	08/25	6	(1.39)
USD	CHF	08/25	6	(1.39)
USD	CHF	08/25	6	(1.38)
USD	CHF	08/25	6	(1.38)
USD	CHF	08/25	6	(1.38)
USD	CHF	08/25	6	(1.38)
USD	CHF	08/25	6	(1.39)
USD	CHF	08/25	6	(1.39)
USD	CHF	08/25	6	(1.39)
USD	CHF	08/25	6	(1.39)
USD	CHF	08/25	6	(1.39)
USD	CHF	09/25	24	(2.76)
USD	CHF	09/25	6	(1.39)
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
GSFXCA23 Index	0.49%	Return of Index	At Maturity	Goldman Sachs International	September 2025	21,206,748	48,990	48,990
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short FX Forwards related to market volatility.
Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
BRL	USD	08/25	188,412	0.89
BRL	USD	09/25	384,793	1.81
BRL	USD	08/25	188,228	0.89
BRL	USD	08/25	187,677	0.88
BRL	USD	08/25	187,594	0.88
BRL	USD	08/25	188,591	0.89
BRL	USD	08/25	188,492	0.89
BRL	USD	08/25	189,171	0.89
BRL	USD	08/25	191,465	0.9
BRL	USD	08/25	191,873	0.9
BRL	USD	08/25	191,376	0.9
BRL	USD	08/25	191,515	0.9
BRL	USD	08/25	191,978	0.91
BRL	USD	08/25	192,414	0.91
BRL	USD	08/25	191,972	0.91
BRL	USD	08/25	192,176	0.91
BRL	USD	08/25	192,662	0.91
BRL	USD	08/25	191,868	0.9
BRL	USD	08/25	190,929	0.9
BRL	USD	08/25	191,565	0.9
BRL	USD	08/25	192,482	0.91
USD	CLP	09/25	(39,608)	(0.19)
USD	CLP	08/25	(35,091)	(0.17)
USD	CNH	08/25	(190,405)	(0.9)
USD	CNH	09/25	(192,036)	(0.91)
USD	CNH	09/25	(192,450)	(0.91)
USD	CNH	08/25	(190,442)	(0.9)
USD	CNH	08/25	(191,081)	(0.9)
USD	CNH	08/25	(190,903)	(0.9)
USD	CNH	08/25	(191,207)	(0.9)
USD	CNH	08/25	(191,309)	(0.9)
USD	CNH	08/25	(191,962)	(0.91)
USD	CNH	08/25	(191,351)	(0.9)
USD	CNH	08/25	(190,561)	(0.9)
USD	CNH	08/25	(190,764)	(0.9)
USD	CNH	08/25	(191,420)	(0.9)
USD	CNH	08/25	(191,585)	(0.9)
USD	CNH	08/25	(191,904)	(0.9)
USD	CNH	08/25	(192,170)	(0.91)
USD	CNH	08/25	(191,919)	(0.9)
USD	CNH	08/25	(192,174)	(0.91)
USD	CNH	08/25	(191,658)	(0.9)
USD	CNH	08/25	(191,608)	(0.9)
USD	CNH	08/25	(192,088)	(0.91)
USD	CNH	08/25	(191,878)	(0.9)
HUF	USD	08/25	109,205	0.51
HUF	USD	09/25	143,798	0.68
HUF	USD	09/25	95,513	0.45
HUF	USD	08/25	115,504	0.54
HUF	USD	08/25	104,086	0.49
HUF	USD	08/25	80,749	0.38
HUF	USD	08/25	60,999	0.29
HUF	USD	08/25	68,181	0.32
HUF	USD	08/25	63,818	0.3
HUF	USD	08/25	86,249	0.41
HUF	USD	08/25	85,538	0.4
HUF	USD	08/25	90,557	0.43
HUF	USD	08/25	56,420	0.27
HUF	USD	08/25	50,292	0.24
HUF	USD	08/25	60,505	0.29
HUF	USD	08/25	63,110	0.3
HUF	USD	08/25	37,433	0.18
HUF	USD	08/25	70,034	0.33
HUF	USD	08/25	73,290	0.35
HUF	USD	08/25	109,848	0.52
HUF	USD	08/25	116,963	0.55
HUF	USD	08/25	135,103	0.64
IDR	USD	08/25	88,146	0.42
IDR	USD	09/25	8,610	0.04
IDR	USD	08/25	10,626	0.05
IDR	USD	08/25	69,139	0.33
IDR	USD	08/25	73,674	0.35
IDR	USD	08/25	84,430	0.4
IDR	USD	08/25	2,362	0.01
IDR	USD	08/25	88,846	0.42
IDR	USD	08/25	90,042	0.42
IDR	USD	08/25	75,079	0.35
IDR	USD	08/25	75,000	0.35
IDR	USD	08/25	70,554	0.33
IDR	USD	08/25	89,734	0.42
IDR	USD	08/25	92,468	0.44
IDR	USD	08/25	48,626	0.23
IDR	USD	08/25	16,752	0.08
USD	ILS	09/25	(30,862)	(0.15)
USD	ILS	09/25	(1)	-
USD	ILS	08/25	(12,219)	(0.06)
USD	KRW	08/25	(185,203)	(0.87)
USD	KRW	09/25	(96,470)	(0.45)
USD	KRW	09/25	(77,072)	(0.36)
USD	KRW	08/25	(140,321)	(0.66)
USD	KRW	08/25	(140,544)	(0.66)
USD	KRW	08/25	(141,174)	(0.67)
USD	KRW	08/25	(141,591)	(0.67)
USD	KRW	08/25	(142,261)	(0.67)
USD	KRW	08/25	(142,174)	(0.67)
USD	KRW	08/25	(143,243)	(0.68)
USD	KRW	08/25	(142,463)	(0.67)
USD	KRW	08/25	(142,548)	(0.67)
USD	KRW	08/25	(286,760)	(1.35)
USD	KRW	08/25	(143,998)	(0.68)
USD	KRW	08/25	(144,879)	(0.68)
USD	KRW	08/25	(145,350)	(0.69)
USD	KRW	08/25	(193,051)	(0.91)
USD	KRW	08/25	(145,018)	(0.68)
USD	KRW	08/25	(144,093)	(0.68)
USD	KRW	08/25	(142,963)	(0.67)
USD	KRW	08/25	(144,096)	(0.68)
MXN	USD	08/25	191,235	0.9
MXN	USD	09/25	192,954	0.91
MXN	USD	09/25	192,543	0.91
MXN	USD	08/25	192,046	0.91
MXN	USD	08/25	191,558	0.9
MXN	USD	08/25	191,107	0.9
MXN	USD	08/25	191,149	0.9
MXN	USD	08/25	191,737	0.9
MXN	USD	08/25	190,799	0.9
MXN	USD	08/25	191,299	0.9
MXN	USD	08/25	190,977	0.9
MXN	USD	08/25	191,676	0.9
MXN	USD	08/25	192,048	0.91
MXN	USD	08/25	191,929	0.91
MXN	USD	08/25	192,387	0.91
MXN	USD	08/25	192,329	0.91
MXN	USD	08/25	191,638	0.9
MXN	USD	08/25	191,484	0.9
MXN	USD	08/25	191,233	0.9
MXN	USD	08/25	190,683	0.9
MXN	USD	08/25	190,761	0.9
MXN	USD	08/25	191,448	0.9
PHP	USD	08/25	59,338	0.28
PHP	USD	08/25	89,958	0.42
PHP	USD	08/25	81,580	0.38
PHP	USD	08/25	183,498	0.87
PHP	USD	08/25	71,508	0.34
PHP	USD	08/25	67,949	0.32
PHP	USD	08/25	25,366	0.12
USD	SGD	08/25	(188,102)	(0.89)
USD	SGD	09/25	(191,509)	(0.9)
USD	SGD	09/25	(192,098)	(0.91)
USD	SGD	08/25	(188,247)	(0.89)
USD	SGD	08/25	(188,947)	(0.89)
USD	SGD	08/25	(188,749)	(0.89)
USD	SGD	08/25	(189,223)	(0.89)
USD	SGD	08/25	(189,663)	(0.89)
USD	SGD	08/25	(190,205)	(0.9)
USD	SGD	08/25	(189,685)	(0.89)
USD	SGD	08/25	(189,090)	(0.89)
USD	SGD	08/25	(189,468)	(0.89)
USD	SGD	08/25	(190,258)	(0.9)
USD	SGD	08/25	(190,429)	(0.9)
USD	SGD	08/25	(190,848)	(0.9)
USD	SGD	08/25	(191,003)	(0.9)
USD	SGD	08/25	(142,826)	(0.67)
USD	SGD	08/25	(190,513)	(0.9)
USD	SGD	08/25	(190,175)	(0.9)
USD	SGD	08/25	(190,149)	(0.9)
USD	SGD	08/25	(190,904)	(0.9)
USD	SGD	08/25	(190,957)	(0.9)
USD	TWD	08/25	(183,004)	(0.86)
USD	TWD	09/25	(189,470)	(0.89)
USD	TWD	09/25	(191,517)	(0.9)
USD	TWD	08/25	(184,695)	(0.87)
USD	TWD	08/25	(184,551)	(0.87)
USD	TWD	08/25	(183,981)	(0.87)
USD	TWD	08/25	(183,808)	(0.87)
USD	TWD	08/25	(185,417)	(0.87)
USD	TWD	08/25	(185,643)	(0.88)
USD	TWD	08/25	(186,254)	(0.88)
USD	TWD	08/25	(186,529)	(0.88)
USD	TWD	08/25	(186,141)	(0.88)
USD	TWD	08/25	(186,331)	(0.88)
USD	TWD	08/25	(187,629)	(0.88)
USD	TWD	08/25	(187,957)	(0.89)
USD	TWD	08/25	(189,160)	(0.89)
USD	TWD	08/25	(189,359)	(0.89)
USD	TWD	08/25	(189,912)	(0.9)
USD	TWD	08/25	(189,460)	(0.89)
USD	TWD	08/25	(188,879)	(0.89)
USD	TWD	08/25	(188,196)	(0.89)
USD	TWD	08/25	(189,617)	(0.89)
ZAR	USD	08/25	148,342	0.7
ZAR	USD	09/25	191,294	0.9
ZAR	USD	09/25	191,300	0.9
ZAR	USD	08/25	144,423	0.68
ZAR	USD	08/25	150,993	0.71
ZAR	USD	08/25	163,943	0.77
ZAR	USD	08/25	176,249	0.83
ZAR	USD	08/25	175,291	0.83
ZAR	USD	08/25	178,586	0.84
ZAR	USD	08/25	169,655	0.8
ZAR	USD	08/25	171,293	0.81
ZAR	USD	08/25	170,845	0.81
ZAR	USD	08/25	187,016	0.88
ZAR	USD	08/25	190,617	0.9
ZAR	USD	08/25	190,401	0.9
ZAR	USD	08/25	189,238	0.89
ZAR	USD	08/25	189,528	0.89
ZAR	USD	08/25	188,186	0.89
ZAR	USD	08/25	187,751	0.89
ZAR	USD	08/25	170,950	0.81
ZAR	USD	08/25	171,745	0.81
ZAR	USD	08/25	188,414	0.89
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
GSFXFMR1 Index	0.00%	Return of Index	At Maturity	Goldman Sachs International	September 2025	14,349,512	119,672	119,672
The following table(s) represent disclosures associated with the underlying components of the total return index at period end. Strategy: Long/short FX Forwards related to interest rates.
Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
USD	AUD	08/25	(95,198)	(0.66)
USD	AUD	09/25	(96,723)	(0.67)
USD	AUD	09/25	(97,570)	(0.68)
USD	AUD	08/25	(95,305)	(0.66)
USD	AUD	08/25	(95,505)	(0.67)
USD	AUD	08/25	(95,774)	(0.67)
USD	AUD	08/25	(96,437)	(0.67)
USD	AUD	08/25	(96,505)	(0.67)
USD	AUD	08/25	(96,288)	(0.67)
USD	AUD	08/25	(95,699)	(0.67)
USD	AUD	08/25	(95,355)	(0.66)
USD	AUD	08/25	(95,701)	(0.67)
USD	AUD	08/25	(96,353)	(0.67)
USD	AUD	08/25	(96,666)	(0.67)
USD	AUD	08/25	(97,232)	(0.68)
USD	AUD	08/25	(96,402)	(0.67)
USD	AUD	08/25	(96,380)	(0.67)
USD	AUD	08/25	(96,022)	(0.67)
USD	AUD	08/25	(95,237)	(0.66)
USD	AUD	08/25	(95,115)	(0.66)
USD	AUD	08/25	(96,053)	(0.67)
USD	AUD	08/25	(96,370)	(0.67)
BRL	USD	08/25	95,354	0.66
BRL	USD	09/25	195,279	1.36
BRL	USD	08/25	95,266	0.66
BRL	USD	08/25	94,926	0.66
BRL	USD	08/25	94,999	0.66
BRL	USD	08/25	95,645	0.67
BRL	USD	08/25	95,726	0.67
BRL	USD	08/25	95,796	0.67
BRL	USD	08/25	97,031	0.68
BRL	USD	08/25	97,377	0.68
BRL	USD	08/25	97,122	0.68
BRL	USD	08/25	97,179	0.68
BRL	USD	08/25	97,527	0.68
BRL	USD	08/25	97,699	0.68
BRL	USD	08/25	97,071	0.68
BRL	USD	08/25	97,228	0.68
BRL	USD	08/25	97,293	0.68
BRL	USD	08/25	96,746	0.67
BRL	USD	08/25	96,439	0.67
BRL	USD	08/25	96,957	0.68
BRL	USD	08/25	97,569	0.68
USD	CHF	08/25	(94,514)	(0.66)
USD	CHF	09/25	(97,144)	(0.68)
USD	CHF	09/25	(97,760)	(0.68)
USD	CHF	08/25	(91,395)	(0.64)
USD	CHF	08/25	(95,147)	(0.66)
USD	CHF	08/25	(94,926)	(0.66)
USD	CHF	08/25	(95,493)	(0.67)
USD	CHF	08/25	(95,703)	(0.67)
USD	CHF	08/25	(95,353)	(0.66)
USD	CHF	08/25	(95,497)	(0.67)
USD	CHF	08/25	(95,249)	(0.66)
USD	CHF	08/25	(95,395)	(0.66)
USD	CHF	08/25	(95,990)	(0.67)
USD	CHF	08/25	(96,583)	(0.67)
USD	CHF	08/25	(96,823)	(0.67)
USD	CHF	08/25	(96,109)	(0.67)
USD	CHF	08/25	(90,617)	(0.63)
USD	CHF	08/25	(95,508)	(0.67)
USD	CHF	08/25	(95,126)	(0.66)
USD	CHF	08/25	(95,471)	(0.67)
USD	CHF	08/25	(95,927)	(0.67)
USD	CHF	08/25	(96,354)	(0.67)
USD	CLP	08/25	(6,988)	(0.05)
USD	CLP	09/25	(16,682)	(0.12)
USD	CLP	08/25	(3,161)	(0.02)
USD	CLP	08/25	(9,616)	(0.07)
USD	CLP	08/25	(8,205)	(0.06)
USD	CLP	08/25	(10,505)	(0.07)
USD	CLP	08/25	(10,418)	(0.07)
USD	CLP	08/25	(10,584)	(0.07)
USD	CLP	08/25	(10,197)	(0.07)
USD	CLP	08/25	(10,313)	(0.07)
USD	CLP	08/25	(10,549)	(0.07)
USD	CLP	08/25	(1)	-
USD	CLP	08/25	(7,807)	(0.05)
USD	CLP	08/25	(8,591)	(0.06)
USD	CLP	08/25	(8,899)	(0.06)
HUF	USD	08/25	94,604	0.66
HUF	USD	09/25	97,170	0.68
HUF	USD	09/25	97,664	0.68
HUF	USD	08/25	94,872	0.66
HUF	USD	08/25	94,859	0.66
HUF	USD	08/25	94,621	0.66
HUF	USD	08/25	95,340	0.66
HUF	USD	08/25	95,793	0.67
HUF	USD	08/25	95,643	0.67
HUF	USD	08/25	95,452	0.67
HUF	USD	08/25	95,442	0.67
HUF	USD	08/25	95,637	0.67
HUF	USD	08/25	96,437	0.67
HUF	USD	08/25	96,506	0.67
HUF	USD	08/25	96,529	0.67
HUF	USD	08/25	95,933	0.67
HUF	USD	08/25	95,483	0.67
HUF	USD	08/25	95,207	0.66
HUF	USD	08/25	94,874	0.66
HUF	USD	08/25	94,518	0.66
HUF	USD	08/25	94,725	0.66
HUF	USD	08/25	95,631	0.67
IDR	USD	08/25	95,729	0.67
IDR	USD	09/25	97,019	0.68
IDR	USD	09/25	97,411	0.68
IDR	USD	08/25	95,708	0.67
IDR	USD	08/25	95,969	0.67
IDR	USD	08/25	96,114	0.67
IDR	USD	08/25	96,049	0.67
IDR	USD	08/25	96,413	0.67
IDR	USD	08/25	96,447	0.67
IDR	USD	08/25	96,574	0.67
IDR	USD	08/25	96,192	0.67
IDR	USD	08/25	96,037	0.67
IDR	USD	08/25	96,257	0.67
IDR	USD	08/25	96,681	0.67
IDR	USD	08/25	96,803	0.67
IDR	USD	08/25	97,093	0.68
IDR	USD	08/25	96,839	0.67
IDR	USD	08/25	96,970	0.68
IDR	USD	08/25	96,726	0.67
IDR	USD	08/25	96,513	0.67
IDR	USD	08/25	96,556	0.67
IDR	USD	08/25	97,062	0.68
USD	ILS	08/25	(11,939)	(0.08)
USD	ILS	08/25	(12,044)	(0.08)
USD	ILS	08/25	(11,646)	(0.08)
USD	ILS	08/25	(11,725)	(0.08)
USD	ILS	08/25	(5,231)	(0.04)
USD	ILS	08/25	(11,457)	(0.08)
USD	ILS	08/25	(9,726)	(0.07)
USD	KRW	08/25	(94,025)	(0.66)
USD	KRW	08/25	(94,843)	(0.66)
USD	KRW	08/25	(87,132)	(0.61)
USD	KRW	08/25	(97,670)	(0.68)
MXN	USD	08/25	96,782	0.67
MXN	USD	09/25	97,790	0.68
MXN	USD	09/25	97,845	0.68
MXN	USD	08/25	97,199	0.68
MXN	USD	08/25	96,890	0.68
MXN	USD	08/25	96,778	0.67
MXN	USD	08/25	96,942	0.68
MXN	USD	08/25	97,374	0.68
MXN	USD	08/25	96,621	0.67
MXN	USD	08/25	96,947	0.68
MXN	USD	08/25	96,922	0.68
MXN	USD	08/25	97,274	0.68
MXN	USD	08/25	97,449	0.68
MXN	USD	08/25	97,503	0.68
MXN	USD	08/25	97,685	0.68
MXN	USD	08/25	97,252	0.68
MXN	USD	08/25	96,956	0.68
MXN	USD	08/25	96,698	0.67
MXN	USD	08/25	96,426	0.67
MXN	USD	08/25	96,315	0.67
MXN	USD	08/25	96,550	0.67
MXN	USD	08/25	97,045	0.68
USD	NZD	08/25	(94,126)	(0.66)
USD	NZD	09/25	(96,959)	(0.68)
USD	NZD	09/25	(97,635)	(0.68)
USD	NZD	08/25	(94,480)	(0.66)
USD	NZD	08/25	(94,828)	(0.66)
USD	NZD	08/25	(94,982)	(0.66)
USD	NZD	08/25	(95,732)	(0.67)
USD	NZD	08/25	(96,307)	(0.67)
USD	NZD	08/25	(96,179)	(0.67)
USD	NZD	08/25	(95,794)	(0.67)
USD	NZD	08/25	(95,687)	(0.67)
USD	NZD	08/25	(96,198)	(0.67)
USD	NZD	08/25	(96,760)	(0.67)
USD	NZD	08/25	(97,337)	(0.68)
USD	NZD	08/25	(97,515)	(0.68)
USD	NZD	08/25	(96,500)	(0.67)
USD	NZD	08/25	(96,493)	(0.67)
USD	NZD	08/25	(96,201)	(0.67)
USD	NZD	08/25	(95,220)	(0.66)
USD	NZD	08/25	(95,327)	(0.66)
USD	NZD	08/25	(96,150)	(0.67)
USD	NZD	08/25	(96,454)	(0.67)
PHP	USD	08/25	93,899	0.65
PHP	USD	09/25	95,634	0.67
PHP	USD	09/25	95,933	0.67
PHP	USD	08/25	94,002	0.66
PHP	USD	08/25	94,029	0.66
PHP	USD	08/25	94,133	0.66
PHP	USD	08/25	94,432	0.66
PHP	USD	08/25	94,831	0.66
PHP	USD	08/25	94,517	0.66
PHP	USD	08/25	94,802	0.66
PHP	USD	08/25	94,323	0.66
PHP	USD	08/25	94,304	0.66
PHP	USD	08/25	94,701	0.66
PHP	USD	08/25	95,017	0.66
PHP	USD	08/25	95,432	0.67
PHP	USD	08/25	95,945	0.67
PHP	USD	08/25	191,552	1.33
PHP	USD	08/25	95,398	0.66
PHP	USD	08/25	95,046	0.66
PHP	USD	08/25	94,743	0.66
PHP	USD	08/25	95,341	0.66
USD	SGD	08/25	(87,985)	(0.61)
USD	SGD	09/25	(88,068)	(0.61)
USD	SGD	09/25	(89,963)	(0.63)
USD	SGD	08/25	(85,636)	(0.6)
USD	SGD	08/25	(85,239)	(0.59)
USD	SGD	08/25	(85,709)	(0.6)
USD	SGD	08/25	(85,574)	(0.6)
USD	SGD	08/25	(85,798)	(0.6)
USD	SGD	08/25	(85,578)	(0.6)
USD	SGD	08/25	(85,644)	(0.6)
USD	SGD	08/25	(84,635)	(0.59)
USD	SGD	08/25	(84,699)	(0.59)
USD	SGD	08/25	(85,262)	(0.59)
USD	SGD	08/25	(84,866)	(0.59)
USD	SGD	08/25	(84,776)	(0.59)
USD	SGD	08/25	(86,157)	(0.6)
USD	SGD	08/25	(88,157)	(0.61)
USD	SGD	08/25	(87,973)	(0.61)
USD	SGD	08/25	(87,918)	(0.61)
USD	TWD	08/25	(92,908)	(0.65)
USD	TWD	09/25	(96,042)	(0.67)
USD	TWD	09/25	(97,062)	(0.68)
USD	TWD	08/25	(93,472)	(0.65)
USD	TWD	08/25	(93,405)	(0.65)
USD	TWD	08/25	(93,057)	(0.65)
USD	TWD	08/25	(93,082)	(0.65)
USD	TWD	08/25	(94,035)	(0.66)
USD	TWD	08/25	(94,279)	(0.66)
USD	TWD	08/25	(94,319)	(0.66)
USD	TWD	08/25	(94,529)	(0.66)
USD	TWD	08/25	(94,468)	(0.66)
USD	TWD	08/25	(94,562)	(0.66)
USD	TWD	08/25	(95,207)	(0.66)
USD	TWD	08/25	(95,485)	(0.67)
USD	TWD	08/25	(96,047)	(0.67)
USD	TWD	08/25	(95,750)	(0.67)
USD	TWD	08/25	(96,082)	(0.67)
USD	TWD	08/25	(95,676)	(0.67)
USD	TWD	08/25	(95,239)	(0.66)
USD	TWD	08/25	(95,058)	(0.66)
USD	TWD	08/25	(95,971)	(0.67)
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
JPOSFVB5 Index	3.80%	Return of Index	At Maturity	JPMorgan Chase Bank, N.A.	September 2025	19,234,993	194,009	194,009
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short FX Forwards and FX Options related to market volatility in emerging markets.

Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
CNH	USD	08/25	(12,509)	(0.07)
USD	CNH	08/25	17,372	0.09
USD	CNH	08/25	21,058	0.11
USD	CNH	08/25	25,012	0.13
USD	CNH	08/25	29,133	0.15
USD	CNH	08/25	33,310	0.17
USD	CNH	08/25	37,423	0.19
USD	CNH	08/25	41,361	0.22
USD	CNH	08/25	45,025	0.23
CNH	USD	08/25	(9,770)	(0.05)
CNH	USD	08/25	(3,718)	(0.02)
CNH	USD	08/25	(7,449)	(0.04)
CNH	USD	08/25	(5,540)	(0.03)
CNH	USD	08/25	(4,017)	(0.02)
CNH	USD	08/25	(2,838)	(0.01)
CNH	USD	08/25	(1,952)	(0.01)
USD	CNH	08/25	21,864	0.11
USD	CNH	08/25	25,813	0.13
USD	CNH	08/25	29,874	0.16
CNH	USD	08/25	(2,692)	(0.01)
CNH	USD	08/25	(5,020)	(0.03)
USD	CNH	08/25	37,850	0.2
USD	CNH	08/25	18,235	0.09
CNH	USD	08/25	(15,704)	(0.08)
CNH	USD	08/25	(12,979)	(0.07)
CNH	USD	08/25	(10,523)	(0.05)
CNH	USD	08/25	(8,364)	(0.04)
CNH	USD	08/25	(6,514)	(0.03)
CNH	USD	08/25	(4,968)	(0.03)
CNH	USD	08/25	(3,708)	(0.02)
USD	CNH	08/25	15,161	0.08
USD	CNH	08/25	21,542	0.11
CNH	USD	08/25	(6,629)	(0.03)
USD	CNH	08/25	25,011	0.13
USD	CNH	08/25	28,561	0.15
USD	CNH	08/25	32,103	0.17
USD	CNH	08/25	35,551	0.18
USD	CNH	08/25	38,824	0.2
CNH	USD	08/25	(13,429)	(0.07)
CNH	USD	08/25	(10,837)	(0.06)
CNH	USD	08/25	(8,566)	(0.04)
USD	CNH	08/25	33,925	0.18
USD	CNH	08/25	41,539	0.22
USD	CNH	08/25	30,786	0.16
USD	CNH	08/25	38,566	0.2
CNH	USD	08/25	(960)	-
USD	CNH	08/25	13,395	0.07
USD	CNH	08/25	16,650	0.09
USD	CNH	08/25	20,203	0.11
USD	CNH	08/25	23,957	0.12
USD	CNH	08/25	27,792	0.14
USD	CNH	08/25	31,584	0.16
USD	CNH	08/25	35,210	0.18
CNH	USD	08/25	(10,489)	(0.05)
CNH	USD	08/25	(2,195)	(0.01)
CNH	USD	08/25	(8,013)	(0.04)
CNH	USD	08/25	(5,954)	(0.03)
CNH	USD	08/25	(4,298)	(0.02)
CNH	USD	08/25	(3,013)	(0.02)
CNH	USD	08/25	(2,050)	(0.01)
CNH	USD	08/25	(1,352)	(0.01)
USD	CNH	08/25	10,767	0.06
USD	CNH	08/25	13,788	0.07
CNH	USD	08/25	(1,473)	(0.01)
CNH	USD	08/25	(3,177)	(0.02)
USD	CNH	08/25	44,908	0.23
USD	CNH	08/25	17,149	0.09
USD	CNH	08/25	47,895	0.25
CNH	USD	08/25	(7,822)	(0.04)
CNH	USD	08/25	(5,828)	(0.03)
CNH	USD	08/25	(4,229)	(0.02)
CNH	USD	08/25	(2,988)	(0.02)
CNH	USD	08/25	(2,053)	(0.01)
CNH	USD	08/25	(1,372)	(0.01)
CNH	USD	08/25	(891)	-
USD	CNH	08/25	20,634	0.11
CNH	USD	08/25	(4,471)	(0.02)
USD	CNH	08/25	24,294	0.13
USD	CNH	08/25	28,022	0.15
USD	CNH	08/25	31,699	0.16
USD	CNH	08/25	35,217	0.18
USD	CNH	08/25	38,478	0.2
USD	CNH	08/25	41,410	0.22
CNH	USD	08/25	(8,153)	(0.04)
CNH	USD	08/25	(6,120)	(0.03)
USD	CNH	08/25	34,030	0.18
USD	CNH	08/25	27,454	0.14
USD	CNH	08/25	24,113	0.13
CNH	USD	08/25	(13,730)	(0.07)
USD	CNH	08/25	14,633	0.08
USD	CNH	08/25	17,493	0.09
USD	CNH	08/25	20,565	0.11
USD	CNH	08/25	23,787	0.12
USD	CNH	08/25	27,090	0.14
USD	CNH	08/25	30,398	0.16
USD	CNH	08/25	33,635	0.17
CNH	USD	08/25	(16,484)	(0.09)
CNH	USD	08/25	(11,228)	(0.06)
CNH	USD	08/25	(7,336)	(0.04)
CNH	USD	08/25	(9,009)	(0.05)
CNH	USD	08/25	(7,089)	(0.04)
CNH	USD	08/25	(5,467)	(0.03)
CNH	USD	08/25	(4,131)	(0.02)
USD	CNH	08/25	12,145	0.06
USD	CNH	08/25	14,800	0.08
USD	CNH	08/25	17,716	0.09
USD	CNH	08/25	20,842	0.11
USD	CNH	08/25	12,030	0.06
CNH	USD	08/25	(9,233)	(0.05)
USD	CNH	08/25	11,182	0.06
USD	CNH	08/25	7,178	0.04
USD	CNH	08/25	9,039	0.05
USD	CNH	08/25	13,597	0.07
CNH	USD	08/25	(11,406)	(0.06)
USD	CNH	08/25	16,256	0.08
USD	CNH	08/25	19,119	0.1
USD	CNH	08/25	22,133	0.12
USD	CNH	08/25	25,234	0.13
CNH	USD	08/25	(22,259)	(0.12)
CNH	USD	08/25	(19,314)	(0.1)
CNH	USD	08/25	(16,486)	(0.09)
CNH	USD	08/25	(13,835)	(0.07)
USD	CNH	08/25	17,200	0.09
USD	CNH	08/25	20,919	0.11
USD	CNH	08/25	24,833	0.13
USD	CNH	08/25	20,298	0.11
CNH	USD	08/25	(1,820)	(0.01)
CNH	USD	08/25	(881)	-
CNH	USD	08/25	(392)	-
CNH	USD	08/25	(160)	-
CNH	USD	08/25	(60)	-
USD	CNH	08/25	5,129	0.03
USD	CNH	08/25	8,813	0.05
USD	CNH	08/25	13,921	0.07
USD	CNH	08/25	27,467	0.14
CNH	USD	08/25	(6,076)	(0.03)
USD	CNH	08/25	34,723	0.18
USD	CNH	08/25	41,335	0.21
USD	CNH	08/25	46,765	0.24
CNH	USD	08/25	(5,487)	(0.03)
CNH	USD	08/25	(2,938)	(0.02)
CNH	USD	08/25	(1,432)	(0.01)
CNH	USD	08/25	(633)	-
CNH	USD	08/25	(253)	-
CNH	USD	08/25	(3,462)	(0.02)
USD	CNH	08/25	47,176	0.25
CNH	USD	08/25	(30)	-
CNH	USD	08/25	(560)	-
USD	CNH	08/25	28,923	0.15
USD	CNH	08/25	35,162	0.18
USD	CNH	08/25	40,884	0.21
USD	CNH	08/25	45,739	0.24
USD	CNH	08/25	49,553	0.26
CNH	USD	08/25	(3,956)	(0.02)
CNH	USD	08/25	(2,217)	(0.01)
CNH	USD	08/25	(1,156)	(0.01)
CNH	USD	08/25	(252)	-
USD	CNH	08/25	42,002	0.22
CNH	USD	08/25	(105)	-
CNH	USD	08/25	(40)	-
USD	CNH	08/25	6,685	0.03
USD	CNH	08/25	10,689	0.06
USD	CNH	08/25	15,921	0.08
USD	CNH	08/25	22,170	0.12
USD	CNH	08/25	28,992	0.15
USD	CNH	08/25	35,797	0.19
CNH	USD	08/25	(92)	-
USD	CNH	08/25	8,564	0.04
USD	CNH	08/25	28,812	0.15
USD	CNH	08/25	27,927	0.15
CNH	USD	08/25	(435)	-
CNH	USD	08/25	(132)	-
CNH	USD	08/25	(35)	-
CNH	USD	08/25	(8)	-
CNH	USD	08/25	(1)	-
USD	CNH	08/25	2,375	0.01
USD	CNH	08/25	10,566	0.05
USD	CNH	08/25	47,660	0.25
USD	CNH	08/25	55,556	0.29
USD	CNH	08/25	59,706	0.31
USD	CNH	08/25	63,728	0.33
USD	CNH	08/25	64,584	0.34
USD	CNH	08/25	64,847	0.34
CNH	USD	08/25	(1,230)	(0.01)
USD	CNH	08/25	52,006	0.27
USD	CNH	08/25	14,111	0.07
CNH	USD	08/25	(283)	-
USD	CNH	08/25	21,138	0.11
USD	CNH	08/25	28,990	0.15
USD	CNH	08/25	36,733	0.19
USD	CNH	08/25	43,470	0.23
USD	CNH	08/25	48,650	0.25
USD	CNH	08/25	52,179	0.27
CNH	USD	08/25	(1,790)	(0.01)
CNH	USD	08/25	(755)	-
CNH	USD	08/25	(94)	-
USD	CNH	08/25	46,357	0.24
CNH	USD	08/25	(28)	-
CNH	USD	08/25	(7)	-
CNH	USD	08/25	(2)	-
USD	CNH	08/25	6,921	0.04
USD	CNH	08/25	12,645	0.07
USD	CNH	08/25	20,451	0.11
USD	CNH	08/25	29,551	0.15
USD	CNH	08/25	38,622	0.2
USD	CNH	08/25	22,636	0.12
USD	CNH	08/25	16,779	0.09
USD	CNH	08/25	11,735	0.06
USD	CNH	08/25	34,758	0.18
CNH	USD	08/25	(2,518)	(0.01)
CNH	USD	08/25	(1,591)	(0.01)
USD	CNH	08/25	9,184	0.05
USD	CNH	08/25	12,441	0.06
USD	CNH	08/25	16,278	0.08
USD	CNH	08/25	20,601	0.11
USD	CNH	08/25	25,255	0.13
USD	CNH	08/25	30,046	0.16
USD	CNH	08/25	39,190	0.2
CNH	USD	08/25	(5,620)	(0.03)
CNH	USD	08/25	(12,543)	(0.07)
CNH	USD	08/25	(9,265)	(0.05)
CNH	USD	08/25	(6,591)	(0.03)
CNH	USD	08/25	(4,510)	(0.02)
CNH	USD	08/25	(2,965)	(0.02)
CNH	USD	08/25	(1,871)	(0.01)
CNH	USD	08/25	(1,132)	(0.01)
USD	CNH	08/25	8,522	0.04
CNH	USD	08/25	(3,833)	(0.02)
CNH	USD	08/25	(7,941)	(0.04)
CNH	USD	08/25	(242)	-
CNH	USD	08/25	(1,713)	(0.01)
USD	CNH	08/25	32,715	0.17
USD	CNH	08/25	36,414	0.19
CNH	USD	08/25	(12,598)	(0.07)
CNH	USD	08/25	(9,738)	(0.05)
CNH	USD	08/25	(7,313)	(0.04)
CNH	USD	08/25	(5,331)	(0.03)
CNH	USD	08/25	(3,769)	(0.02)
CNH	USD	08/25	(2,582)	(0.01)
USD	CNH	08/25	8,635	0.04
CNH	USD	08/25	(10,828)	(0.06)
USD	CNH	08/25	11,660	0.06
USD	CNH	08/25	15,239	0.08
USD	CNH	08/25	19,301	0.1
USD	CNH	08/25	23,721	0.12
USD	CNH	08/25	28,331	0.15
USD	CNH	08/25	32,942	0.17
USD	CNH	08/25	37,364	0.19
CNH	USD	08/25	(14,265)	(0.07)
USD	CNH	08/25	11,810	0.06
USD	CNH	08/25	15,760	0.08
USD	CNH	08/25	20,281	0.11
USD	CNH	08/25	32,428	0.17
CNH	USD	08/25	(2,727)	(0.01)
CNH	USD	08/25	(1,636)	(0.01)
CNH	USD	08/25	(934)	-
CNH	USD	08/25	(508)	-
USD	CNH	08/25	12,273	0.06
USD	CNH	08/25	16,635	0.09
USD	CNH	08/25	21,611	0.11
USD	CNH	08/25	26,973	0.14
USD	CNH	08/25	37,669	0.2
USD	CNH	08/25	25,208	0.13
USD	CNH	08/25	42,424	0.22
USD	CNH	08/25	46,503	0.24
CNH	USD	08/25	(6,874)	(0.04)
CNH	USD	08/25	(4,487)	(0.02)
CNH	USD	08/25	(2,784)	(0.01)
CNH	USD	08/25	(1,640)	(0.01)
CNH	USD	08/25	(916)	-
CNH	USD	08/25	(484)	-
CNH	USD	08/25	(4,332)	(0.02)
CNH	USD	08/25	(6,566)	(0.03)
CNH	USD	08/25	(9,511)	(0.05)
USD	CNH	08/25	44,469	0.23
USD	CNH	08/25	30,322	0.16
USD	CNH	08/25	35,379	0.18
USD	CNH	08/25	40,142	0.21
CNH	USD	08/25	(12,926)	(0.07)
CNH	USD	08/25	(9,430)	(0.05)
CNH	USD	08/25	(6,605)	(0.03)
CNH	USD	08/25	(4,436)	(0.02)
CNH	USD	08/25	(2,853)	(0.01)
CNH	USD	08/25	(1,756)	(0.01)
CNH	USD	08/25	(1,032)	(0.01)
USD	CNH	08/25	10,729	0.06
USD	CNH	08/25	14,655	0.08
USD	CNH	08/25	19,236	0.1
USD	CNH	08/25	24,309	0.13
USD	CNH	08/25	29,637	0.15
USD	CNH	08/25	34,946	0.18
USD	CNH	08/25	39,966	0.21
USD	SGD	08/25	64,465	0.34
USD	SGD	08/25	65,147	0.34
USD	SGD	08/25	65,477	0.34
USD	SGD	08/25	65,781	0.34
USD	SGD	08/25	66,087	0.34
USD	SGD	08/25	66,394	0.35
USD	SGD	08/25	61,512	0.32
USD	SGD	08/25	51,563	0.27
USD	SGD	08/25	56,206	0.29
SGD	USD	08/25	(108)	-
SGD	USD	08/25	(41)	-
SGD	USD	08/25	(14)	-
USD	SGD	08/25	22,773	0.12
USD	SGD	08/25	30,316	0.16
USD	SGD	08/25	38,031	0.2
USD	SGD	08/25	45,238	0.24
USD	SGD	08/25	51,392	0.27
USD	SGD	08/25	59,669	0.31
SGD	USD	08/25	(603)	-
USD	SGD	08/25	61,983	0.32
SGD	USD	08/25	(1,117)	(0.01)
SGD	USD	08/25	(499)	-
SGD	USD	08/25	(204)	-
SGD	USD	08/25	(76)	-
SGD	USD	08/25	(26)	-
SGD	USD	08/25	(8)	-
SGD	USD	08/25	(2)	-
SGD	USD	08/25	(266)	-
SGD	USD	08/25	(1,263)	(0.01)
SGD	USD	08/25	(182)	-
USD	SGD	08/25	48,260	0.25
USD	SGD	08/25	52,481	0.27
USD	SGD	08/25	55,847	0.29
SGD	USD	08/25	(3,982)	(0.02)
SGD	USD	08/25	(2,401)	(0.01)
SGD	USD	08/25	(1,370)	(0.01)
SGD	USD	08/25	(740)	-
SGD	USD	08/25	(377)	-
SGD	USD	08/25	(82)	-
SGD	USD	08/25	(2,451)	(0.01)
USD	SGD	08/25	18,437	0.1
USD	SGD	08/25	25,052	0.13
USD	SGD	08/25	32,210	0.17
USD	SGD	08/25	39,362	0.2
USD	SGD	08/25	45,961	0.24
USD	SGD	08/25	51,589	0.27
USD	SGD	08/25	56,035	0.29
USD	SGD	08/25	59,301	0.31
USD	SGD	08/25	17,731	0.09
USD	SGD	08/25	25,335	0.13
USD	SGD	08/25	33,632	0.17
USD	SGD	08/25	54,789	0.28
SGD	USD	08/25	(12)	-
SGD	USD	08/25	(3)	-
SGD	USD	08/25	(1)	-
USD	SGD	08/25	33,203	0.17
USD	SGD	08/25	42,266	0.22
USD	SGD	08/25	49,641	0.26
USD	SGD	08/25	57,902	0.3
USD	SGD	08/25	41,773	0.22
USD	SGD	08/25	59,575	0.31
USD	SGD	08/25	60,429	0.31
USD	SGD	08/25	60,901	0.32
SGD	USD	08/25	(21)	-
SGD	USD	08/25	(4)	-
SGD	USD	08/25	(1)	-
SGD	USD	08/25	(47)	-
SGD	USD	08/25	(156)	-
USD	SGD	08/25	61,595	0.32
USD	SGD	08/25	60,609	0.32
USD	SGD	08/25	48,959	0.25
USD	SGD	08/25	54,674	0.28
USD	SGD	08/25	58,786	0.31
USD	SGD	08/25	61,485	0.32
SGD	USD	08/25	(1,182)	(0.01)
SGD	USD	08/25	(497)	-
SGD	USD	08/25	(188)	-
SGD	USD	08/25	(64)	-
SGD	USD	08/25	(20)	-
SGD	USD	08/25	(5)	-
SGD	USD	08/25	(1)	-
USD	SGD	08/25	27,672	0.14
USD	SGD	08/25	36,421	0.19
USD	SGD	08/25	44,494	0.23
USD	SGD	08/25	51,063	0.27
USD	SGD	08/25	55,795	0.29
USD	SGD	08/25	58,833	0.31
EUR	PLN	08/25	17,575	0.09
PLN	EUR	08/25	(3,481)	(0.02)
PLN	EUR	08/25	(2,296)	(0.01)
PLN	EUR	08/25	(1,453)	(0.01)
PLN	EUR	08/25	(882)	-
EUR	PLN	08/25	5,874	0.03
EUR	PLN	08/25	8,162	0.04
EUR	PLN	08/25	10,924	0.06
EUR	PLN	08/25	14,098	0.07
EUR	PLN	08/25	21,204	0.11
PLN	EUR	08/25	(7,093)	(0.04)
EUR	PLN	08/25	24,811	0.13
EUR	PLN	08/25	28,228	0.15
PLN	EUR	08/25	(9,388)	(0.05)
PLN	EUR	08/25	(6,873)	(0.04)
PLN	EUR	08/25	(4,832)	(0.03)
PLN	EUR	08/25	(3,256)	(0.02)
PLN	EUR	08/25	(2,101)	(0.01)
PLN	EUR	08/25	(1,297)	(0.01)
PLN	EUR	08/25	(5,067)	(0.03)
PLN	EUR	08/25	(9,559)	(0.05)
EUR	PLN	08/25	3,395	0.02
PLN	EUR	08/25	(2,094)	(0.01)
EUR	PLN	08/25	21,085	0.11
EUR	PLN	08/25	24,379	0.13
EUR	PLN	08/25	27,550	0.14
EUR	PLN	08/25	30,488	0.16
PLN	EUR	08/25	(8,288)	(0.04)
PLN	EUR	08/25	(6,181)	(0.03)
PLN	EUR	08/25	(4,460)	(0.02)
PLN	EUR	08/25	(3,110)	(0.02)
PLN	EUR	08/25	(1,360)	(0.01)
EUR	PLN	08/25	28,230	0.15
PLN	EUR	08/25	(852)	-
EUR	PLN	08/25	6,342	0.03
EUR	PLN	08/25	8,651	0.04
EUR	PLN	08/25	11,396	0.06
EUR	PLN	08/25	14,516	0.08
EUR	PLN	08/25	17,906	0.09
EUR	PLN	08/25	21,425	0.11
EUR	PLN	08/25	24,917	0.13
PLN	EUR	08/25	(764)	-
EUR	PLN	08/25	5,107	0.03
PLN	EUR	08/25	(507)	-
EUR	PLN	08/25	7,572	0.04
PLN	EUR	08/25	(4,452)	(0.02)
PLN	EUR	08/25	(2,870)	(0.01)
PLN	EUR	08/25	(1,757)	(0.01)
PLN	EUR	08/25	(1,020)	(0.01)
PLN	EUR	08/25	(561)	-
EUR	PLN	08/25	1,629	0.01
EUR	PLN	08/25	2,906	0.02
EUR	PLN	08/25	4,846	0.03
EUR	PLN	08/25	11,108	0.06
PLN	EUR	08/25	(9,237)	(0.05)
EUR	PLN	08/25	15,344	0.08
EUR	PLN	08/25	20,029	0.1
EUR	PLN	08/25	24,813	0.13
PLN	EUR	08/25	(12,450)	(0.06)
PLN	EUR	08/25	(8,673)	(0.05)
PLN	EUR	08/25	(5,663)	(0.03)
PLN	EUR	08/25	(3,453)	(0.02)
PLN	EUR	08/25	(1,962)	(0.01)
PLN	EUR	08/25	(6,569)	(0.03)
EUR	PLN	08/25	27,436	0.14
EUR	PLN	08/25	7,358	0.04
PLN	EUR	08/25	(5,160)	(0.03)
EUR	PLN	08/25	10,165	0.05
EUR	PLN	08/25	13,487	0.07
EUR	PLN	08/25	17,213	0.09
EUR	PLN	08/25	21,176	0.11
EUR	PLN	08/25	25,172	0.13
PLN	EUR	08/25	(13,582)	(0.07)
PLN	EUR	08/25	(10,272)	(0.05)
PLN	EUR	08/25	(7,444)	(0.04)
PLN	EUR	08/25	(3,415)	(0.02)
EUR	PLN	08/25	23,757	0.12
PLN	EUR	08/25	(2,155)	(0.01)
PLN	EUR	08/25	(1,294)	(0.01)
EUR	PLN	08/25	4,477	0.02
EUR	PLN	08/25	6,583	0.03
EUR	PLN	08/25	9,251	0.05
EUR	PLN	08/25	12,442	0.06
EUR	PLN	08/25	16,045	0.08
EUR	PLN	08/25	19,888	0.1
EUR	PLN	08/25	17,793	0.09
EUR	PLN	08/25	14,627	0.08
EUR	PLN	08/25	11,699	0.06
EUR	PLN	08/25	27,037	0.14
PLN	EUR	08/25	(1,525)	(0.01)
EUR	PLN	08/25	8,623	0.04
EUR	PLN	08/25	10,803	0.06
EUR	PLN	08/25	13,238	0.07
EUR	PLN	08/25	15,879	0.08
EUR	PLN	08/25	18,659	0.1
EUR	PLN	08/25	21,501	0.11
EUR	PLN	08/25	24,320	0.13
PLN	EUR	08/25	(10,785)	(0.06)
PLN	EUR	08/25	(3,027)	(0.02)
PLN	EUR	08/25	(8,616)	(0.04)
PLN	EUR	08/25	(6,717)	(0.03)
PLN	EUR	08/25	(5,107)	(0.03)
PLN	EUR	08/25	(3,783)	(0.02)
PLN	EUR	08/25	(2,728)	(0.01)
PLN	EUR	08/25	(1,915)	(0.01)
EUR	PLN	08/25	8,546	0.04
EUR	PLN	08/25	10,765	0.06
PLN	EUR	08/25	(2,176)	(0.01)
PLN	EUR	08/25	(4,106)	(0.02)
EUR	PLN	08/25	9,093	0.05
EUR	PLN	08/25	10,629	0.06
EUR	PLN	08/25	24,421	0.13
PLN	EUR	08/25	(14,376)	(0.07)
PLN	EUR	08/25	(12,027)	(0.06)
PLN	EUR	08/25	(9,864)	(0.05)
PLN	EUR	08/25	(7,926)	(0.04)
PLN	EUR	08/25	(6,234)	(0.03)
PLN	EUR	08/25	(4,798)	(0.02)
PLN	EUR	08/25	(3,610)	(0.02)
EUR	PLN	08/25	12,918	0.07
PLN	EUR	08/25	(5,436)	(0.03)
EUR	PLN	08/25	15,391	0.08
EUR	PLN	08/25	17,992	0.09
EUR	PLN	08/25	20,652	0.11
EUR	PLN	08/25	23,300	0.12
EUR	PLN	08/25	25,865	0.13
EUR	PLN	08/25	28,282	0.15
PLN	EUR	08/25	(8,873)	(0.05)
PLN	EUR	08/25	(7,026)	(0.04)
EUR	PLN	08/25	13,249	0.07
EUR	PLN	08/25	15,946	0.08
EUR	PLN	08/25	18,783	0.1
EUR	PLN	08/25	25,353	0.13
PLN	EUR	08/25	(2,892)	(0.02)
PLN	EUR	08/25	(2,003)	(0.01)
PLN	EUR	08/25	(1,346)	(0.01)
EUR	PLN	08/25	11,076	0.06
EUR	PLN	08/25	13,693	0.07
EUR	PLN	08/25	16,520	0.09
EUR	PLN	08/25	19,471	0.1
EUR	PLN	08/25	22,449	0.12
EUR	PLN	08/25	28,089	0.15
EUR	PLN	08/25	21,677	0.11
EUR	PLN	08/25	30,582	0.16
PLN	EUR	08/25	(6,921)	(0.04)
PLN	EUR	08/25	(5,180)	(0.03)
PLN	EUR	08/25	(3,764)	(0.02)
PLN	EUR	08/25	(2,653)	(0.01)
PLN	EUR	08/25	(1,812)	(0.01)
PLN	EUR	08/25	(1,199)	(0.01)
PLN	EUR	08/25	(768)	-
PLN	EUR	08/25	(4,052)	(0.02)
PLN	EUR	08/25	(5,514)	(0.03)
PLN	EUR	08/25	(7,295)	(0.04)
PLN	EUR	08/25	(9,390)	(0.05)
EUR	PLN	08/25	24,539	0.13
EUR	PLN	08/25	27,282	0.14
PLN	EUR	08/25	(10,341)	(0.05)
PLN	EUR	08/25	(8,179)	(0.04)
PLN	EUR	08/25	(6,306)	(0.03)
PLN	EUR	08/25	(4,734)	(0.02)
PLN	EUR	08/25	(3,458)	(0.02)
PLN	EUR	08/25	(2,456)	(0.01)
PLN	EUR	08/25	(1,695)	(0.01)
EUR	PLN	08/25	9,124	0.05
EUR	PLN	08/25	11,488	0.06
EUR	PLN	08/25	14,119	0.07
EUR	PLN	08/25	16,953	0.09
EUR	PLN	08/25	19,907	0.1
EUR	PLN	08/25	22,888	0.12
EUR	PLN	08/25	25,800	0.13
EUR	PLN	08/25	28,553	0.15
PLN	EUR	08/25	(1,036)	(0.01)
EUR	PLN	08/25	2,445	0.01
EUR	PLN	08/25	19,006	0.1
EUR	PLN	08/25	4,311	0.02
EUR	PLN	08/25	9,113	0.05
PLN	EUR	08/25	(2,062)	(0.01)
PLN	EUR	08/25	(991)	(0.01)
PLN	EUR	08/25	(432)	-
PLN	EUR	08/25	(170)	-
PLN	EUR	08/25	(60)	-
PLN	EUR	08/25	(19)	-
EUR	PLN	08/25	2,790	0.01
EUR	PLN	08/25	5,310	0.03
EUR	PLN	08/25	14,178	0.07
EUR	PLN	08/25	35,616	0.19
EUR	PLN	08/25	20,124	0.1
EUR	PLN	08/25	26,278	0.14
EUR	PLN	08/25	31,894	0.17
EUR	PLN	08/25	36,415	0.19
PLN	EUR	08/25	(3,692)	(0.02)
PLN	EUR	08/25	(1,806)	(0.01)
PLN	EUR	08/25	(787)	-
PLN	EUR	08/25	(305)	-
PLN	EUR	08/25	(3,898)	(0.02)
EUR	PLN	08/25	31,576	0.16
PLN	EUR	08/25	(2,865)	(0.01)
EUR	PLN	08/25	7,051	0.04
EUR	PLN	08/25	10,726	0.06
EUR	PLN	08/25	15,227	0.08
EUR	PLN	08/25	20,259	0.11
EUR	PLN	08/25	25,395	0.13
EUR	PLN	08/25	30,180	0.16
PLN	EUR	08/25	(7,995)	(0.04)
PLN	EUR	08/25	(4,978)	(0.03)
PLN	EUR	08/25	(1,520)	(0.01)
EUR	PLN	08/25	26,622	0.14
PLN	EUR	08/25	(741)	-
PLN	EUR	08/25	(331)	-
PLN	EUR	08/25	(135)	-
EUR	PLN	08/25	4,026	0.02
EUR	PLN	08/25	6,882	0.04
EUR	PLN	08/25	10,817	0.06
EUR	PLN	08/25	15,697	0.08
EUR	PLN	08/25	21,146	0.11
PLN	EUR	08/25	(104)	-
PLN	EUR	08/25	(31)	-
PLN	EUR	08/25	(8)	-
EUR	PLN	08/25	44,411	0.23
PLN	EUR	08/25	(10)	-
EUR	PLN	08/25	891	-
EUR	PLN	08/25	42,999	0.22
EUR	PLN	08/25	37,591	0.2
EUR	PLN	08/25	25,796	0.13
EUR	PLN	08/25	12,000	0.06
EUR	PLN	08/25	2,181	0.01
EUR	PLN	08/25	4,657	0.02
EUR	PLN	08/25	8,715	0.05
EUR	PLN	08/25	14,392	0.07
EUR	PLN	08/25	21,164	0.11
EUR	PLN	08/25	28,052	0.15
EUR	PLN	08/25	34,029	0.18
PLN	EUR	08/25	(5,037)	(0.03)
PLN	EUR	08/25	(2,378)	(0.01)
PLN	EUR	08/25	(972)	(0.01)
PLN	EUR	08/25	(342)	-
PLN	EUR	08/25	(103)	-
PLN	EUR	08/25	(27)	-
PLN	EUR	08/25	(6)	-
EUR	PLN	08/25	50	-
EUR	PLN	08/25	554	-
EUR	PLN	08/25	3,406	0.02
EUR	PLN	08/25	21,716	0.11
EUR	PLN	08/25	16,357	0.09
EUR	PLN	08/25	13,834	0.07
EUR	PLN	09/25	6,315	0.03
EUR	PLN	09/25	7,971	0.04
EUR	PLN	09/25	9,885	0.05
EUR	PLN	09/25	12,049	0.06
EUR	PLN	09/25	17,023	0.09
EUR	PLN	09/25	14,439	0.08
EUR	PLN	09/25	19,751	0.1
PLN	EUR	08/25	(22,494)	(0.12)
EUR	PLN	08/25	4,100	0.02
EUR	PLN	08/25	5,384	0.03
EUR	PLN	08/25	6,933	0.04
EUR	PLN	08/25	8,754	0.05
EUR	PLN	08/25	10,844	0.06
EUR	PLN	08/25	13,186	0.07
EUR	PLN	08/25	15,744	0.08
EUR	PLN	08/25	18,472	0.1
PLN	EUR	08/25	(19,780)	(0.1)
PLN	EUR	08/25	(6,982)	(0.04)
PLN	EUR	08/25	(17,096)	(0.09)
PLN	EUR	08/25	(14,511)	(0.08)
PLN	EUR	08/25	(12,085)	(0.06)
PLN	EUR	08/25	(9,868)	(0.05)
PLN	EUR	08/25	(7,895)	(0.04)
EUR	PLN	08/25	7,487	0.04
EUR	PLN	08/25	9,364	0.05
EUR	PLN	08/25	11,489	0.06
PLN	EUR	08/25	(5,454)	(0.03)
PLN	EUR	08/25	(8,761)	(0.05)
EUR	PLN	09/25	22,569	0.12
EUR	PLN	08/25	8,298	0.04
PLN	EUR	09/25	(19,929)	(0.1)
PLN	EUR	09/25	(17,294)	(0.09)
PLN	EUR	09/25	(14,759)	(0.08)
PLN	EUR	09/25	(12,377)	(0.06)
PLN	EUR	09/25	(10,193)	(0.05)
PLN	EUR	09/25	(8,238)	(0.04)
PLN	EUR	09/25	(6,530)	(0.03)
EUR	PLN	08/25	6,592	0.03
EUR	PLN	08/25	10,258	0.05
PLN	EUR	08/25	(10,777)	(0.06)
EUR	PLN	08/25	12,458	0.06
EUR	PLN	08/25	14,870	0.08
EUR	PLN	08/25	17,455	0.09
EUR	PLN	08/25	20,160	0.1
EUR	PLN	08/25	22,926	0.12
PLN	EUR	08/25	(17,952)	(0.09)
PLN	EUR	08/25	(15,417)	(0.08)
PLN	EUR	08/25	(13,009)	(0.07)
USD	SGD	08/25	43,245	0.22
USD	SGD	08/25	37,611	0.2
USD	SGD	08/25	31,634	0.16
INR	USD	08/25	(3,056)	(0.02)
USD	INR	08/25	25,801	0.13
USD	INR	08/25	28,573	0.15
USD	INR	08/25	31,216	0.16
USD	INR	08/25	33,676	0.18
INR	USD	08/25	(8,779)	(0.05)
INR	USD	08/25	(6,963)	(0.04)
INR	USD	08/25	(5,408)	(0.03)
INR	USD	08/25	(4,110)	(0.02)
INR	USD	08/25	(2,221)	(0.01)
USD	INR	08/25	20,123	0.1
INR	USD	08/25	(1,577)	(0.01)
USD	INR	08/25	19,777	0.1
USD	INR	08/25	22,612	0.12
USD	INR	08/25	25,449	0.13
USD	INR	08/25	28,219	0.15
USD	INR	08/25	30,858	0.16
USD	INR	08/25	33,311	0.17
USD	INR	08/25	35,538	0.18
USD	INR	08/25	22,961	0.12
USD	INR	08/25	17,353	0.09
INR	USD	08/25	(5,275)	(0.03)
USD	INR	09/25	23,196	0.12
INR	USD	09/25	(10,840)	(0.06)
INR	USD	09/25	(8,733)	(0.05)
INR	USD	09/25	(6,897)	(0.04)
USD	INR	09/25	9,935	0.05
USD	INR	09/25	12,180	0.06
USD	INR	09/25	14,672	0.08
USD	INR	09/25	17,374	0.09
USD	INR	09/25	20,236	0.11
USD	INR	09/25	26,186	0.14
USD	INR	08/25	14,714	0.08
USD	INR	09/25	29,138	0.15
INR	USD	09/25	(15,071)	(0.08)
INR	USD	09/25	(12,581)	(0.07)
INR	USD	09/25	(10,306)	(0.05)
INR	USD	09/25	(8,277)	(0.04)
INR	USD	09/25	(6,515)	(0.03)
INR	USD	09/25	(5,022)	(0.03)
INR	USD	09/25	(3,790)	(0.02)
USD	INR	08/25	37,512	0.2
INR	USD	08/25	(3,992)	(0.02)
INR	USD	08/25	(938)	-
USD	INR	08/25	32,485	0.17
USD	INR	08/25	35,015	0.18
USD	INR	08/25	37,250	0.19
USD	INR	08/25	39,173	0.2
USD	INR	08/25	40,783	0.21
INR	USD	08/25	(2,957)	(0.02)
INR	USD	08/25	(2,074)	(0.01)
INR	USD	08/25	(1,414)	(0.01)
INR	USD	08/25	(604)	-
USD	INR	08/25	26,728	0.14
INR	USD	08/25	(377)	-
INR	USD	08/25	(229)	-
USD	INR	08/25	21,471	0.11
USD	INR	08/25	24,679	0.13
USD	INR	08/25	27,833	0.14
USD	INR	08/25	30,837	0.16
USD	INR	08/25	33,614	0.17
USD	INR	08/25	36,105	0.19
USD	INR	08/25	29,702	0.15
USD	INR	08/25	23,640	0.12
INR	USD	08/25	(2,953)	(0.02)
USD	INR	08/25	31,871	0.17
INR	USD	08/25	(2,135)	(0.01)
INR	USD	08/25	(1,507)	(0.01)
INR	USD	08/25	(1,039)	(0.01)
INR	USD	08/25	(699)	-
USD	INR	08/25	20,063	0.1
USD	INR	08/25	23,099	0.12
USD	INR	08/25	26,133	0.14
USD	INR	08/25	29,082	0.15
USD	INR	08/25	34,437	0.18
INR	USD	08/25	(513)	-
USD	INR	08/25	36,737	0.19
USD	INR	08/25	38,746	0.2
INR	USD	08/25	(4,747)	(0.02)
INR	USD	08/25	(3,498)	(0.02)
INR	USD	08/25	(2,513)	(0.01)
INR	USD	08/25	(1,759)	(0.01)
INR	USD	08/25	(1,199)	(0.01)
INR	USD	08/25	(795)	-
INR	USD	09/25	(13,198)	(0.07)
INR	USD	09/25	(15,773)	(0.08)
INR	USD	09/25	(18,516)	(0.1)
INR	USD	09/25	(21,367)	(0.11)
USD	INR	09/25	6,647	0.03
USD	INR	09/25	8,421	0.04
USD	INR	09/25	10,478	0.05
USD	INR	09/25	12,810	0.07
USD	INR	09/25	15,394	0.08
USD	INR	09/25	18,192	0.09
USD	INR	09/25	21,153	0.11
USD	INR	09/25	24,214	0.13
USD	INR	08/25	40,109	0.21
KRW	USD	08/25	(13,811)	(0.07)
USD	KRW	08/25	27,024	0.14
USD	KRW	08/25	33,139	0.17
USD	KRW	08/25	39,704	0.21
USD	KRW	08/25	46,523	0.24
KRW	USD	08/25	(34,651)	(0.18)
KRW	USD	08/25	(28,694)	(0.15)
KRW	USD	08/25	(23,136)	(0.12)
KRW	USD	08/25	(18,139)	(0.09)
KRW	USD	08/25	(10,199)	(0.05)
USD	KRW	08/25	16,707	0.09
KRW	USD	08/25	(7,297)	(0.04)
USD	KRW	08/25	7,719	0.04
USD	KRW	08/25	10,724	0.06
USD	KRW	08/25	14,495	0.08
USD	KRW	08/25	19,067	0.1
USD	KRW	08/25	24,424	0.13
USD	KRW	08/25	30,488	0.16
USD	KRW	08/25	37,116	0.19
USD	KRW	08/25	21,513	0.11
USD	KRW	08/25	12,650	0.07
KRW	USD	08/25	(37,478)	(0.19)
USD	KRW	08/25	43,012	0.22
KRW	USD	08/25	(4,365)	(0.02)
KRW	USD	08/25	(2,958)	(0.02)
KRW	USD	08/25	(1,943)	(0.01)
USD	KRW	08/25	15,055	0.08
USD	KRW	08/25	19,442	0.1
USD	KRW	08/25	24,524	0.13
USD	KRW	08/25	30,233	0.16
USD	KRW	08/25	36,449	0.19
USD	KRW	08/25	49,728	0.26
USD	KRW	08/25	9,334	0.05
USD	KRW	08/25	56,390	0.29
KRW	USD	08/25	(26,833)	(0.14)
KRW	USD	08/25	(21,577)	(0.11)
KRW	USD	08/25	(16,891)	(0.09)
KRW	USD	08/25	(12,857)	(0.07)
KRW	USD	08/25	(9,505)	(0.05)
KRW	USD	08/25	(6,818)	(0.04)
KRW	USD	08/25	(4,741)	(0.02)
USD	KRW	08/25	44,112	0.23
KRW	USD	08/25	(31,177)	(0.16)
USD	KRW	08/25	52,191	0.27
KRW	USD	08/25	(17,468)	(0.09)
USD	KRW	08/25	16,276	0.08
USD	KRW	08/25	21,987	0.11
USD	KRW	08/25	28,690	0.15
USD	KRW	08/25	36,204	0.19
USD	KRW	08/25	44,248	0.23
KRW	USD	08/25	(37,400)	(0.19)
KRW	USD	08/25	(30,118)	(0.16)
KRW	USD	08/25	(23,385)	(0.12)
KRW	USD	08/25	(12,527)	(0.07)
USD	KRW	08/25	8,009	0.04
KRW	USD	08/25	(8,610)	(0.04)
KRW	USD	08/25	(5,661)	(0.03)
USD	KRW	08/25	7,173	0.04
USD	KRW	08/25	10,655	0.06
USD	KRW	08/25	15,218	0.08
USD	KRW	08/25	20,920	0.11
USD	KRW	08/25	27,704	0.14
USD	KRW	08/25	35,390	0.18
USD	KRW	08/25	11,627	0.06
USD	KRW	08/25	5,316	0.03
KRW	USD	08/25	(25,231)	(0.13)
USD	KRW	08/25	20,727	0.11
KRW	USD	08/25	(19,833)	(0.1)
KRW	USD	08/25	(15,121)	(0.08)
KRW	USD	08/25	(11,166)	(0.06)
KRW	USD	08/25	(7,978)	(0.04)
USD	KRW	08/25	5,436	0.03
USD	KRW	08/25	7,963	0.04
USD	KRW	08/25	11,299	0.06
USD	KRW	08/25	15,541	0.08
USD	KRW	08/25	26,825	0.14
KRW	USD	08/25	(8,793)	(0.05)
USD	KRW	08/25	33,719	0.18
USD	KRW	08/25	41,210	0.21
KRW	USD	08/25	(42,673)	(0.22)
KRW	USD	08/25	(35,594)	(0.19)
KRW	USD	08/25	(28,803)	(0.15)
KRW	USD	08/25	(22,567)	(0.12)
KRW	USD	08/25	(17,090)	(0.09)
KRW	USD	08/25	(12,489)	(0.06)
KRW	USD	08/25	(6,248)	(0.03)
KRW	USD	08/25	(8,685)	(0.05)
KRW	USD	08/25	(11,732)	(0.06)
USD	KRW	08/25	10,865	0.06
USD	KRW	08/25	52,242	0.27
KRW	USD	08/25	(32,567)	(0.17)
KRW	USD	08/25	(27,568)	(0.14)
KRW	USD	08/25	(22,887)	(0.12)
KRW	USD	08/25	(18,619)	(0.1)
KRW	USD	08/25	(14,830)	(0.08)
KRW	USD	08/25	(11,557)	(0.06)
KRW	USD	08/25	(8,804)	(0.05)
USD	KRW	08/25	14,002	0.07
USD	KRW	08/25	40,318	0.21
USD	KRW	08/25	17,710	0.09
USD	KRW	08/25	21,991	0.11
USD	KRW	08/25	26,815	0.14
USD	KRW	08/25	32,123	0.17
USD	KRW	08/25	37,823	0.2
USD	KRW	08/25	43,798	0.23
KRW	USD	08/25	(39,714)	(0.21)
KRW	USD	08/25	(34,353)	(0.18)
USD	KRW	08/25	46,241	0.24
USD	KRW	08/25	34,608	0.18
KRW	USD	08/25	(15,414)	(0.08)
KRW	USD	09/25	(39,384)	(0.2)
USD	KRW	09/25	11,863	0.06
USD	KRW	09/25	15,065	0.08
USD	KRW	09/25	18,802	0.1
USD	KRW	09/25	23,069	0.12
USD	KRW	09/25	27,835	0.14
USD	KRW	09/25	33,039	0.17
USD	KRW	09/25	38,596	0.2
USD	KRW	09/25	44,396	0.23
KRW	USD	09/25	(34,221)	(0.18)
USD	KRW	08/25	29,228	0.15
KRW	USD	09/25	(29,211)	(0.15)
KRW	USD	09/25	(24,473)	(0.13)
KRW	USD	09/25	(20,107)	(0.1)
KRW	USD	09/25	(16,187)	(0.08)
KRW	USD	09/25	(12,759)	(0.07)
USD	KRW	08/25	15,903	0.08
USD	KRW	08/25	19,820	0.1
USD	KRW	08/25	24,276	0.13
KRW	USD	08/25	(29,155)	(0.15)
KRW	USD	08/25	(24,253)	(0.13)
KRW	USD	08/25	(19,757)	(0.1)
KRW	USD	08/25	(7,692)	(0.04)
USD	KRW	08/25	47,189	0.25
USD	KRW	08/25	53,919	0.28
USD	KRW	08/25	60,575	0.31
KRW	USD	08/25	(27,769)	(0.14)
KRW	USD	08/25	(22,588)	(0.12)
KRW	USD	08/25	(17,935)	(0.09)
KRW	USD	08/25	(13,887)	(0.07)
KRW	USD	08/25	(10,476)	(0.05)
KRW	USD	08/25	(5,492)	(0.03)
KRW	USD	08/25	(15,747)	(0.08)
USD	KRW	08/25	27,620	0.14
USD	KRW	08/25	33,414	0.17
USD	KRW	08/25	39,607	0.21
USD	KRW	08/25	46,036	0.24
USD	KRW	08/25	52,518	0.27
USD	KRW	08/25	58,867	0.31
USD	KRW	08/25	64,910	0.34
USD	KRW	08/25	70,503	0.37
USD	KRW	08/25	40,569	0.21
USD	KRW	08/25	34,233	0.18
USD	KRW	08/25	28,332	0.15
USD	KRW	08/25	22,985	0.12
KRW	USD	08/25	(12,269)	(0.06)
USD	KRW	08/25	17,421	0.09
USD	KRW	08/25	21,684	0.11
USD	KRW	08/25	26,495	0.14
USD	KRW	08/25	31,794	0.17
USD	KRW	08/25	37,487	0.19
USD	KRW	08/25	43,455	0.23
USD	KRW	08/25	49,557	0.26
USD	KRW	08/25	55,644	0.29
KRW	USD	08/25	(28,630)	(0.15)
KRW	USD	08/25	(23,751)	(0.12)
KRW	USD	08/25	(19,286)	(0.1)
KRW	USD	08/25	(15,316)	(0.08)
KRW	USD	08/25	(11,885)	(0.06)
KRW	USD	08/25	(9,004)	(0.05)
KRW	USD	08/25	(6,655)	(0.03)
USD	KRW	08/25	18,270	0.09
USD	KRW	08/25	43,681	0.23
KRW	USD	08/25	(30,307)	(0.16)
USD	KRW	08/25	96,633	0.5
USD	KRW	08/25	5,452	0.03
USD	KRW	08/25	21,045	0.11
USD	KRW	08/25	49,100	0.26
USD	KRW	08/25	76,074	0.4
USD	KRW	08/25	90,076	0.47
USD	KRW	08/25	94,384	0.49
USD	KRW	08/25	95,720	0.5
KRW	USD	08/25	(7)	-
KRW	USD	08/25	(1)	-
KRW	USD	08/25	(35)	-
USD	KRW	08/25	10,846	0.06
USD	KRW	08/25	85,509	0.44
KRW	USD	08/25	(2,885)	(0.01)
KRW	USD	08/25	(1,187)	(0.01)
KRW	USD	08/25	(429)	-
KRW	USD	08/25	(136)	-
KRW	USD	08/25	(38)	-
KRW	USD	08/25	(9)	-
KRW	USD	08/25	(2)	-
USD	KRW	08/25	19,763	0.1
KRW	USD	08/25	(146)	-
USD	KRW	08/25	31,894	0.17
USD	KRW	08/25	45,996	0.24
USD	KRW	08/25	59,999	0.31
USD	KRW	08/25	71,890	0.37
USD	KRW	08/25	80,571	0.42
USD	KRW	08/25	86,101	0.45
KRW	USD	08/25	(1,547)	(0.01)
KRW	USD	08/25	(516)	-
KRW	USD	08/25	(23,329)	(0.12)
USD	KRW	08/25	79,096	0.41
USD	KRW	08/25	69,981	0.36
USD	KRW	08/25	58,418	0.3
KRW	USD	08/25	(9,317)	(0.05)
USD	KRW	08/25	19,770	0.1
USD	KRW	08/25	26,807	0.14
USD	KRW	08/25	34,840	0.18
USD	KRW	08/25	43,495	0.23
USD	KRW	08/25	52,294	0.27
USD	KRW	08/25	60,738	0.32
KRW	USD	08/25	(19,764)	(0.1)
KRW	USD	08/25	(13,927)	(0.07)
KRW	USD	08/25	(5,905)	(0.03)
USD	KRW	08/25	9,410	0.05
KRW	USD	08/25	(3,537)	(0.02)
KRW	USD	08/25	(1,999)	(0.01)
KRW	USD	08/25	(1,064)	(0.01)
USD	KRW	08/25	8,522	0.04
USD	KRW	08/25	13,715	0.07
USD	KRW	08/25	20,727	0.11
USD	KRW	08/25	29,482	0.15
USD	KRW	08/25	39,580	0.21
USD	KRW	08/25	13,952	0.07
KRW	USD	08/25	(1,598)	(0.01)
USD	KRW	08/25	45,437	0.24
USD	KRW	08/25	26,662	0.14
KRW	USD	08/25	(17,230)	(0.09)
KRW	USD	08/25	(12,184)	(0.06)
KRW	USD	08/25	(8,232)	(0.04)
KRW	USD	08/25	(5,304)	(0.03)
KRW	USD	08/25	(3,254)	(0.02)
USD	KRW	08/25	9,702	0.05
USD	KRW	08/25	14,160	0.07
USD	KRW	08/25	19,827	0.1
USD	KRW	08/25	34,484	0.18
KRW	USD	08/25	(2,834)	(0.01)
USD	KRW	08/25	42,972	0.22
USD	KRW	08/25	51,706	0.27
USD	KRW	08/25	60,230	0.31
KRW	USD	08/25	(22,693)	(0.12)
KRW	USD	08/25	(16,511)	(0.09)
KRW	USD	08/25	(11,462)	(0.06)
KRW	USD	08/25	(7,576)	(0.04)
KRW	USD	08/25	(4,758)	(0.02)
USD	KRW	08/25	50,338	0.26
USD	KRW	08/25	60,923	0.32
USD	KRW	08/25	70,549	0.37
KRW	USD	08/25	(9,439)	(0.05)
USD	KRW	08/25	7,777	0.04
USD	KRW	08/25	13,629	0.07
USD	KRW	08/25	21,955	0.11
USD	KRW	08/25	32,624	0.17
USD	KRW	08/25	44,925	0.23
USD	KRW	08/25	57,683	0.3
USD	KRW	08/25	69,588	0.36
USD	KRW	08/25	79,604	0.41
KRW	USD	08/25	(4,986)	(0.03)
KRW	USD	08/25	(14,629)	(0.08)
KRW	USD	08/25	(2,377)	(0.01)
KRW	USD	08/25	(1,019)	(0.01)
KRW	USD	08/25	(391)	-
KRW	USD	08/25	(134)	-
KRW	USD	08/25	(41)	-
USD	KRW	08/25	12,718	0.07
USD	KRW	08/25	21,358	0.11
USD	KRW	08/25	32,581	0.17
KRW	USD	08/25	(87)	-
KRW	USD	08/25	(245)	-
KRW	USD	08/25	(627)	-
KRW	USD	08/25	(1,455)	(0.01)
KRW	USD	08/25	(9,094)	(0.05)
KRW	USD	08/25	(5,249)	(0.03)
KRW	USD	08/25	(2,804)	(0.01)
KRW	USD	08/25	(1,383)	(0.01)
KRW	USD	08/25	(628)	-
KRW	USD	08/25	(262)	-
USD	KRW	08/25	9,831	0.05
USD	KRW	08/25	16,038	0.08
USD	KRW	08/25	24,373	0.13
USD	KRW	08/25	34,606	0.18
USD	KRW	08/25	46,084	0.24
USD	KRW	08/25	57,844	0.3
USD	KRW	08/25	68,854	0.36
USD	KRW	08/25	78,288	0.41
KRW	USD	08/25	(10,482)	(0.05)
KRW	USD	08/25	(5,929)	(0.03)
KRW	USD	08/25	(3,073)	(0.02)
USD	INR	08/25	38,273	0.2
INR	USD	08/25	(3,540)	(0.02)
USD	SGD	08/25	25,647	0.13
USD	SGD	08/25	41,070	0.21
SGD	USD	08/25	(16,932)	(0.09)
USD	SGD	08/25	16,414	0.09
USD	SGD	08/25	19,728	0.1
USD	SGD	08/25	23,316	0.12
USD	SGD	08/25	27,115	0.14
USD	SGD	08/25	31,045	0.16
SGD	USD	08/25	(27,402)	(0.14)
SGD	USD	08/25	(23,749)	(0.12)
SGD	USD	08/25	(20,234)	(0.11)
SGD	USD	08/25	(13,908)	(0.07)
USD	SGD	08/25	10,789	0.06
SGD	USD	08/25	(11,205)	(0.06)
SGD	USD	08/25	(8,849)	(0.05)
USD	SGD	08/25	14,979	0.08
USD	SGD	08/25	18,169	0.09
USD	SGD	08/25	21,660	0.11
USD	SGD	08/25	25,392	0.13
USD	SGD	08/25	29,289	0.15
USD	SGD	08/25	33,262	0.17
USD	SGD	08/25	13,425	0.07
USD	SGD	08/25	8,516	0.04
USD	SGD	08/25	37,220	0.19
SGD	USD	08/25	(17,838)	(0.09)
USD	SGD	08/25	49,079	0.26
SGD	USD	08/25	(1,014)	(0.01)
USD	SGD	08/25	14,734	0.08
USD	SGD	08/25	19,063	0.1
USD	SGD	08/25	23,904	0.12
USD	SGD	08/25	29,092	0.15
USD	SGD	08/25	34,420	0.18
USD	SGD	08/25	39,662	0.21
USD	SGD	08/25	44,607	0.23
SGD	USD	08/25	(10,444)	(0.05)
SGD	USD	08/25	(2,497)	(0.01)
SGD	USD	08/25	(7,487)	(0.04)
SGD	USD	08/25	(5,168)	(0.03)
SGD	USD	08/25	(3,431)	(0.02)
SGD	USD	08/25	(2,189)	(0.01)
SGD	USD	08/25	(1,340)	(0.01)
SGD	USD	08/25	(787)	-
USD	SGD	08/25	13,831	0.07
USD	SGD	08/25	18,157	0.09
SGD	USD	08/25	(1,619)	(0.01)
SGD	USD	08/25	(3,723)	(0.02)
USD	SGD	08/25	28,329	0.15
USD	SGD	08/25	17,437	0.09
USD	SGD	08/25	50,224	0.26
SGD	USD	08/25	(7,960)	(0.04)
SGD	USD	08/25	(5,802)	(0.03)
SGD	USD	08/25	(4,102)	(0.02)
SGD	USD	08/25	(2,812)	(0.01)
SGD	USD	08/25	(1,868)	(0.01)
SGD	USD	08/25	(1,201)	(0.01)
SGD	USD	08/25	(747)	-
USD	SGD	08/25	21,623	0.11
SGD	USD	08/25	(5,370)	(0.03)
USD	SGD	08/25	26,146	0.14
USD	SGD	08/25	30,865	0.16
USD	SGD	08/25	35,616	0.19
USD	SGD	08/25	40,233	0.21
USD	SGD	08/25	44,566	0.23
USD	SGD	08/25	48,493	0.25
SGD	USD	08/25	(10,149)	(0.05)
SGD	USD	08/25	(7,499)	(0.04)
USD	SGD	08/25	23,048	0.12
USD	SGD	08/25	33,777	0.18
SGD	USD	08/25	(14,710)	(0.08)
USD	SGD	08/25	52,207	0.27
SGD	USD	08/25	(728)	-
SGD	USD	08/25	(391)	-
USD	SGD	08/25	20,096	0.1
USD	SGD	08/25	25,579	0.13
USD	SGD	08/25	31,393	0.16
USD	SGD	08/25	37,240	0.19
USD	SGD	08/25	42,818	0.22
USD	SGD	08/25	47,867	0.25
USD	SGD	08/25	55,756	0.29
SGD	USD	08/25	(2,188)	(0.01)
SGD	USD	08/25	(4,816)	(0.03)
SGD	USD	08/25	(3,025)	(0.02)
SGD	USD	08/25	(1,808)	(0.01)
SGD	USD	08/25	(1,027)	(0.01)
SGD	USD	08/25	(554)	-
SGD	USD	08/25	(283)	-
SGD	USD	08/25	(137)	-
USD	SGD	08/25	19,988	0.1
SGD	USD	08/25	(1,293)	(0.01)
SGD	USD	08/25	(3,533)	(0.02)
USD	SGD	08/25	39,147	0.2
SGD	USD	08/25	(665)	-
USD	SGD	08/25	44,203	0.23
USD	SGD	08/25	48,756	0.25
SGD	USD	08/25	(10,081)	(0.05)
SGD	USD	08/25	(7,118)	(0.04)
SGD	USD	08/25	(4,827)	(0.03)
SGD	USD	08/25	(3,139)	(0.02)
SGD	USD	08/25	(1,956)	(0.01)
SGD	USD	08/25	(1,166)	(0.01)
USD	SGD	08/25	15,244	0.08
SGD	USD	08/25	(5,450)	(0.03)
USD	SGD	08/25	19,951	0.1
USD	SGD	08/25	25,197	0.13
USD	SGD	08/25	30,762	0.16
USD	SGD	08/25	36,382	0.19
USD	SGD	08/25	41,785	0.22
USD	SGD	08/25	46,733	0.24
USD	SGD	08/25	51,052	0.27
SGD	USD	08/25	(8,041)	(0.04)
USD	SGD	08/25	46,843	0.24
USD	SGD	08/25	43,022	0.22
USD	SGD	08/25	38,843	0.2
SGD	USD	08/25	(5,968)	(0.03)
USD	SGD	08/25	30,377	0.16
USD	SGD	08/25	34,397	0.18
USD	SGD	08/25	38,355	0.2
USD	SGD	08/25	42,156	0.22
USD	SGD	08/25	45,715	0.24
USD	SGD	08/25	48,970	0.25
SGD	USD	08/25	(10,132)	(0.05)
SGD	USD	08/25	(7,864)	(0.04)
SGD	USD	08/25	(4,426)	(0.02)
USD	SGD	08/25	22,547	0.12
SGD	USD	08/25	(3,206)	(0.02)
SGD	USD	08/25	(2,267)	(0.01)
SGD	USD	08/25	(1,564)	(0.01)
USD	SGD	08/25	24,168	0.13
USD	SGD	08/25	28,341	0.15
USD	SGD	08/25	32,609	0.17
USD	SGD	08/25	36,850	0.19
USD	SGD	08/25	40,945	0.21
USD	SGD	08/25	26,395	0.14
SGD	USD	08/25	(3,642)	(0.02)
USD	SGD	08/25	34,419	0.18
USD	SGD	08/25	25,986	0.14
SGD	USD	08/25	(11,897)	(0.06)
SGD	USD	08/25	(9,429)	(0.05)
SGD	USD	08/25	(7,319)	(0.04)
SGD	USD	08/25	(5,562)	(0.03)
SGD	USD	08/25	(4,135)	(0.02)
USD	SGD	08/25	15,298	0.08
USD	SGD	08/25	18,580	0.1
USD	SGD	08/25	22,165	0.12
USD	SGD	08/25	29,962	0.16
SGD	USD	08/25	(4,969)	(0.03)
USD	SGD	08/25	33,996	0.18
USD	SGD	08/25	37,993	0.2
USD	SGD	08/25	41,856	0.22
SGD	USD	08/25	(16,866)	(0.09)
SGD	USD	08/25	(13,778)	(0.07)
SGD	USD	08/25	(11,028)	(0.06)
SGD	USD	08/25	(8,642)	(0.04)
SGD	USD	08/25	(6,627)	(0.03)
USD	SGD	08/25	44,788	0.23
USD	SGD	08/25	48,295	0.25
USD	SGD	08/25	51,410	0.27
SGD	USD	08/25	(5,888)	(0.03)
USD	SGD	08/25	25,615	0.13
USD	SGD	08/25	29,925	0.16
USD	SGD	08/25	34,260	0.18
USD	SGD	08/25	38,486	0.2
USD	SGD	08/25	42,478	0.22
USD	SGD	08/25	46,134	0.24
USD	SGD	08/25	49,383	0.26
USD	SGD	08/25	52,186	0.27
SGD	USD	08/25	(4,217)	(0.02)
SGD	USD	08/25	(7,834)	(0.04)
SGD	USD	08/25	(2,934)	(0.02)
SGD	USD	08/25	(1,981)	(0.01)
SGD	USD	08/25	(1,297)	(0.01)
SGD	USD	08/25	(823)	-
SGD	USD	08/25	(506)	-
USD	SGD	08/25	21,099	0.11
USD	SGD	08/25	25,399	0.13
USD	SGD	08/25	29,887	0.16
SGD	USD	08/25	(358)	-
SGD	USD	08/25	(589)	-
SGD	USD	08/25	(939)	-
SGD	USD	08/25	(1,453)	(0.01)
SGD	USD	08/25	(5,830)	(0.03)
SGD	USD	08/25	(4,226)	(0.02)
SGD	USD	08/25	(2,982)	(0.02)
SGD	USD	08/25	(2,047)	(0.01)
SGD	USD	08/25	(1,366)	(0.01)
SGD	USD	08/25	(886)	-
USD	SGD	08/25	30,366	0.16
USD	SGD	08/25	34,647	0.18
USD	SGD	08/25	38,823	0.2
USD	SGD	08/25	42,778	0.22
USD	SGD	08/25	46,415	0.24
USD	SGD	08/25	49,663	0.26
USD	SGD	08/25	52,485	0.27
USD	SGD	08/25	54,872	0.29
SGD	USD	08/25	(4,515)	(0.02)
SGD	USD	08/25	(3,184)	(0.02)
SGD	USD	08/25	(2,183)	(0.01)
INR	USD	08/25	(2,496)	(0.01)
USD	INR	08/25	49,212	0.26
INR	USD	08/25	(3)	-
USD	INR	08/25	34,280	0.18
USD	INR	08/25	38,676	0.2
USD	INR	08/25	42,205	0.22
USD	INR	08/25	44,841	0.23
USD	INR	08/25	46,685	0.24
USD	INR	08/25	47,908	0.25
USD	INR	08/25	48,697	0.25
INR	USD	08/25	(107)	-
INR	USD	08/25	(20)	-
INR	USD	08/25	(42)	-
INR	USD	08/25	(15)	-
INR	USD	08/25	(5)	-
INR	USD	08/25	(2)	-
USD	INR	08/25	42,583	0.22
USD	INR	08/25	45,616	0.24
INR	USD	08/25	(8)	-
INR	USD	08/25	(46)	-
USD	INR	08/25	49,058	0.26
USD	INR	08/25	31,006	0.16
USD	INR	08/25	48,407	0.25
INR	USD	08/25	(413)	-
INR	USD	08/25	(212)	-
INR	USD	08/25	(104)	-
INR	USD	08/25	(48)	-
INR	USD	08/25	(21)	-
INR	USD	08/25	(9)	-
INR	USD	08/25	(3)	-
USD	INR	08/25	35,059	0.18
INR	USD	08/25	(104)	-
USD	INR	08/25	38,574	0.2
USD	INR	08/25	41,460	0.22
USD	INR	08/25	43,712	0.23
USD	INR	08/25	45,389	0.24
USD	INR	08/25	46,589	0.24
USD	INR	08/25	47,428	0.25
INR	USD	08/25	(435)	-
INR	USD	08/25	(218)	-
USD	INR	08/25	47,706	0.25
USD	INR	08/25	49,903	0.26
USD	INR	08/25	46,755	0.24
USD	INR	08/25	48,688	0.25
USD	INR	08/25	41,001	0.21
USD	INR	08/25	44,216	0.23
USD	INR	08/25	46,230	0.24
USD	INR	08/25	47,389	0.25
USD	INR	08/25	48,035	0.25
USD	INR	08/25	48,419	0.25
USD	INR	08/25	48,914	0.25
INR	USD	08/25	(2)	-
USD	INR	08/25	41,605	0.22
INR	USD	08/25	(2)	-
USD	INR	08/25	50,437	0.26
USD	INR	08/25	50,803	0.26
USD	INR	08/25	51,085	0.27
INR	USD	08/25	(11)	-
INR	USD	08/25	(3)	-
INR	USD	08/25	(1)	-
USD	INR	08/25	36,119	0.19
INR	USD	08/25	(7)	-
USD	INR	08/25	40,840	0.21
USD	INR	08/25	44,357	0.23
USD	INR	08/25	46,744	0.24
USD	INR	08/25	48,240	0.25
USD	INR	08/25	49,133	0.26
USD	INR	08/25	49,670	0.26
USD	INR	08/25	50,023	0.26
INR	USD	08/25	(25)	-
USD	INR	08/25	47,627	0.25
USD	INR	08/25	46,530	0.24
USD	INR	08/25	45,012	0.23
INR	USD	08/25	(1,116)	(0.01)
USD	INR	08/25	30,699	0.16
USD	INR	08/25	33,754	0.18
USD	INR	08/25	36,500	0.19
USD	INR	08/25	38,888	0.2
USD	INR	08/25	40,901	0.21
USD	INR	08/25	42,548	0.22
INR	USD	08/25	(2,555)	(0.01)
INR	USD	08/25	(1,717)	(0.01)
INR	USD	08/25	(702)	-
USD	INR	08/25	23,989	0.12
INR	USD	08/25	(427)	-
INR	USD	08/25	(251)	-
INR	USD	08/25	(142)	-
USD	INR	08/25	25,716	0.13
USD	INR	08/25	29,485	0.15
USD	INR	08/25	33,065	0.17
USD	INR	08/25	36,338	0.19
USD	INR	08/25	39,221	0.2
USD	INR	08/25	27,410	0.14
INR	USD	08/25	(155)	-
USD	INR	08/25	42,982	0.22
USD	INR	08/25	33,718	0.18
INR	USD	08/25	(1,710)	(0.01)
INR	USD	08/25	(1,137)	(0.01)
INR	USD	08/25	(734)	-
INR	USD	08/25	(459)	-
INR	USD	08/25	(278)	-
USD	INR	08/25	24,373	0.13
USD	INR	08/25	27,659	0.14
USD	INR	08/25	30,803	0.16
USD	INR	08/25	36,335	0.19
INR	USD	08/25	(268)	-
USD	INR	08/25	38,615	0.2
USD	INR	08/25	40,541	0.21
USD	INR	08/25	42,125	0.22
INR	USD	08/25	(2,546)	(0.01)
INR	USD	08/25	(1,729)	(0.01)
INR	USD	08/25	(1,139)	(0.01)
INR	USD	08/25	(727)	-
INR	USD	08/25	(449)	-
USD	INR	08/25	41,668	0.22
USD	INR	08/25	43,675	0.23
USD	INR	08/25	45,270	0.24
INR	USD	08/25	(312)	-
USD	INR	08/25	34,872	0.18
USD	INR	08/25	38,006	0.2
USD	INR	08/25	40,620	0.21
USD	INR	08/25	42,708	0.22
USD	INR	08/25	44,312	0.23
USD	INR	08/25	45,503	0.24
USD	INR	08/25	46,368	0.24
USD	INR	08/25	46,990	0.24
INR	USD	08/25	(162)	-
INR	USD	08/25	(2,028)	(0.01)
INR	USD	08/25	(80)	-
INR	USD	08/25	(38)	-
INR	USD	08/25	(17)	-
INR	USD	08/25	(7)	-
INR	USD	08/25	(3)	-
USD	INR	08/25	33,417	0.17
USD	INR	08/25	37,166	0.19
USD	INR	08/25	40,371	0.21
INR	USD	08/25	(7)	-
INR	USD	08/25	(16)	-
INR	USD	08/25	(36)	-
INR	USD	08/25	(75)	-
INR	USD	08/25	(1,296)	(0.01)
INR	USD	08/25	(797)	-
INR	USD	08/25	(472)	-
INR	USD	08/25	(269)	-
INR	USD	08/25	(147)	-
INR	USD	08/25	(78)	-
USD	INR	08/25	33,331	0.17
USD	INR	08/25	36,641	0.19
USD	INR	08/25	39,488	0.21
USD	INR	08/25	41,837	0.22
USD	INR	08/25	43,702	0.23
USD	INR	08/25	45,131	0.23
USD	INR	08/25	46,197	0.24
USD	INR	08/25	46,979	0.24
INR	USD	08/25	(509)	-
INR	USD	08/25	(281)	-
INR	USD	08/25	(148)	-
USD	INR	08/25	44,880	0.23
USD	INR	08/25	47,732	0.25
USD	INR	08/25	48,240	0.25
USD	INR	08/25	48,547	0.25
USD	INR	08/25	48,781	0.25
USD	INR	08/25	48,995	0.25
USD	INR	08/25	49,553	0.26
USD	INR	08/25	49,938	0.26
USD	INR	08/25	50,168	0.26
USD	INR	08/25	50,389	0.26
USD	INR	08/25	50,611	0.26
USD	INR	08/25	50,834	0.26
USD	INR	08/25	51,059	0.27
USD	INR	08/25	51,285	0.27
HUF	EUR	08/25	(1,433)	(0.01)
EUR	HUF	08/25	7,573	0.04
EUR	HUF	08/25	5,914	0.03
EUR	CZK	08/25	229	-
EUR	HUF	08/25	4,509	0.02
HUF	EUR	08/25	(6,554)	(0.03)
HUF	EUR	08/25	(2,048)	(0.01)
EUR	CZK	08/25	88	-
HUF	EUR	08/25	(2,849)	(0.01)
HUF	EUR	08/25	(3,859)	(0.02)
HUF	EUR	08/25	(5,093)	(0.03)
EUR	HUF	08/25	9,471	0.05
EUR	HUF	08/25	11,578	0.06
EUR	CZK	08/25	2,280	0.01
HUF	EUR	08/25	(4,860)	(0.03)
HUF	EUR	08/25	(6,343)	(0.03)
HUF	EUR	08/25	(8,067)	(0.04)
HUF	EUR	08/25	(10,008)	(0.05)
EUR	CZK	08/25	1,166	0.01
HUF	EUR	08/25	(12,121)	(0.06)
EUR	HUF	08/25	18,604	0.1
EUR	HUF	08/25	16,211	0.08
EUR	HUF	08/25	13,845	0.07
EUR	CZK	08/25	543	-
EUR	CZK	08/25	31	-
HUF	EUR	08/25	(3,626)	(0.02)
HUF	EUR	08/25	(1,114)	(0.01)
CZK	EUR	08/25	(4,495)	(0.02)
HUF	EUR	08/25	(1,597)	(0.01)
HUF	EUR	08/25	(2,232)	(0.01)
HUF	EUR	08/25	(3,041)	(0.02)
HUF	EUR	08/25	(4,044)	(0.02)
HUF	EUR	08/25	(8,230)	(0.04)
CZK	EUR	08/25	(6,969)	(0.04)
HUF	EUR	08/25	(5,251)	(0.03)
EUR	HUF	08/25	24,692	0.13
EUR	HUF	08/25	22,981	0.12
EUR	HUF	08/25	21,103	0.11
HUF	EUR	08/25	(758)	-
EUR	HUF	08/25	7,071	0.04
EUR	HUF	08/25	21,639	0.11
EUR	HUF	08/25	19,518	0.1
EUR	HUF	08/25	17,307	0.09
EUR	CZK	08/25	10	-
EUR	HUF	08/25	15,069	0.08
EUR	HUF	08/25	12,868	0.07
EUR	HUF	08/25	10,768	0.06
EUR	HUF	08/25	8,822	0.05
CZK	EUR	08/25	(2,683)	(0.01)
HUF	EUR	08/25	(13,156)	(0.07)
HUF	EUR	08/25	(5,083)	(0.03)
HUF	EUR	08/25	(6,727)	(0.03)
HUF	EUR	08/25	(8,648)	(0.04)
HUF	EUR	08/25	(10,810)	(0.06)
CZK	EUR	08/25	(5,448)	(0.03)
EUR	HUF	08/25	8,378	0.04
EUR	HUF	08/25	18,033	0.09
EUR	HUF	08/25	15,435	0.08
EUR	HUF	08/25	12,908	0.07
CZK	EUR	08/25	(8,457)	(0.04)
EUR	HUF	08/25	10,533	0.05
CZK	EUR	08/25	(3,211)	(0.02)
HUF	EUR	08/25	(3,727)	(0.02)
EUR	HUF	08/25	15,517	0.08
EUR	HUF	08/25	12,625	0.07
EUR	CZK	08/25	5	-
EUR	HUF	08/25	9,966	0.05
EUR	HUF	08/25	7,622	0.04
EUR	HUF	08/25	5,642	0.03
EUR	HUF	08/25	4,038	0.02
EUR	CZK	08/25	1	-
EUR	HUF	08/25	2,793	0.01
HUF	EUR	08/25	(2,649)	(0.01)
HUF	EUR	08/25	(2,631)	(0.01)
EUR	HUF	08/25	18,726	0.1
EUR	HUF	08/25	16,123	0.08
EUR	HUF	08/25	13,581	0.07
CZK	EUR	08/25	(22,976)	(0.12)
EUR	HUF	08/25	11,178	0.06
EUR	HUF	08/25	8,983	0.05
EUR	HUF	08/25	6,491	0.03
EUR	HUF	08/25	7,041	0.04
EUR	HUF	08/25	5,379	0.03
EUR	CZK	08/25	4,064	0.02
EUR	HUF	08/25	4,003	0.02
HUF	EUR	08/25	(13,362)	(0.07)
CZK	EUR	08/25	(19,737)	(0.1)
HUF	EUR	08/25	(11,024)	(0.06)
EUR	HUF	08/25	4,894	0.03
CZK	EUR	08/25	(12,079)	(0.06)
EUR	HUF	08/25	3,588	0.02
HUF	EUR	08/25	(2,816)	(0.01)
HUF	EUR	08/25	(3,917)	(0.02)
CZK	EUR	08/25	(15,979)	(0.08)
HUF	EUR	08/25	(5,291)	(0.03)
HUF	EUR	08/25	(6,944)	(0.04)
HUF	EUR	08/25	(8,867)	(0.05)
CZK	EUR	08/25	(10,036)	(0.05)
EUR	HUF	08/25	19,098	0.1
HUF	EUR	09/25	(5,959)	(0.03)
HUF	EUR	09/25	(7,515)	(0.04)
CZK	EUR	08/25	(11,302)	(0.06)
HUF	EUR	09/25	(9,295)	(0.05)
HUF	EUR	09/25	(11,281)	(0.06)
HUF	EUR	09/25	(13,444)	(0.07)
EUR	HUF	09/25	15,456	0.08
HUF	EUR	09/25	(15,744)	(0.08)
CZK	EUR	08/25	(14,720)	(0.08)
HUF	EUR	09/25	(18,130)	(0.09)
EUR	HUF	09/25	20,513	0.11
EUR	HUF	09/25	17,942	0.09
EUR	HUF	08/25	5,214	0.03
CZK	EUR	08/25	(8,176)	(0.04)
EUR	CZK	08/25	42	-
HUF	EUR	08/25	(17,179)	(0.09)
EUR	HUF	08/25	19,298	0.1
EUR	HUF	08/25	16,832	0.09
EUR	HUF	08/25	14,451	0.08
CZK	EUR	08/25	(5,548)	(0.03)
EUR	HUF	08/25	12,204	0.06
EUR	HUF	08/25	10,132	0.05
EUR	HUF	08/25	8,267	0.04
EUR	HUF	08/25	6,625	0.03
CZK	EUR	08/25	(18,152)	(0.09)
EUR	CZK	08/25	3,928	0.02
CZK	EUR	08/25	(24,004)	(0.12)
EUR	HUF	09/25	13,106	0.07
EUR	HUF	09/25	10,933	0.06
EUR	HUF	09/25	8,969	0.05
EUR	HUF	09/25	7,232	0.04
CZK	EUR	08/25	(21,320)	(0.11)
EUR	HUF	09/25	5,731	0.03
HUF	EUR	08/25	(14,879)	(0.08)
HUF	EUR	08/25	(12,666)	(0.07)
EUR	CZK	08/25	5,923	0.03
CZK	EUR	08/25	(20,331)	(0.11)
HUF	EUR	08/25	(9,328)	(0.05)
EUR	HUF	08/25	22,979	0.12
EUR	HUF	08/25	20,844	0.11
EUR	HUF	08/25	18,632	0.1
EUR	HUF	08/25	14,199	0.07
EUR	HUF	08/25	12,086	0.06
EUR	HUF	08/25	10,106	0.05
EUR	CZK	08/25	3,713	0.02
HUF	EUR	08/25	(7,609)	(0.04)
HUF	EUR	08/25	(6,079)	(0.03)
EUR	HUF	08/25	17,012	0.09
EUR	HUF	08/25	14,902	0.08
EUR	HUF	08/25	12,823	0.07
CZK	EUR	08/25	(13,493)	(0.07)
EUR	HUF	08/25	10,831	0.06
HUF	EUR	08/25	(1,989)	(0.01)
HUF	EUR	08/25	(2,721)	(0.01)
CZK	EUR	08/25	(17,034)	(0.09)
HUF	EUR	08/25	(3,637)	(0.02)
HUF	EUR	08/25	(4,754)	(0.02)
EUR	HUF	08/25	8,296	0.04
HUF	EUR	08/25	(5,361)	(0.03)
EUR	HUF	08/25	4,686	0.02
EUR	HUF	08/25	9,435	0.05
EUR	HUF	08/25	7,616	0.04
EUR	HUF	08/25	6,032	0.03
EUR	CZK	08/25	261	-
HUF	EUR	08/25	(5,509)	(0.03)
HUF	EUR	08/25	(6,987)	(0.04)
EUR	CZK	08/25	109	-
HUF	EUR	08/25	(8,685)	(0.05)
HUF	EUR	08/25	(10,588)	(0.06)
EUR	HUF	08/25	11,473	0.06
EUR	CZK	08/25	573	-
EUR	HUF	08/25	13,701	0.07
HUF	EUR	08/25	(6,847)	(0.04)
EUR	CZK	08/25	2,156	0.01
HUF	EUR	08/25	(8,561)	(0.04)
HUF	EUR	08/25	(10,486)	(0.05)
HUF	EUR	08/25	(12,591)	(0.07)
HUF	EUR	08/25	(14,834)	(0.08)
EUR	CZK	08/25	1,157	0.01
HUF	EUR	08/25	(17,160)	(0.09)
EUR	HUF	08/25	18,551	0.1
EUR	HUF	08/25	16,078	0.08
EUR	HUF	08/25	18,532	0.1
EUR	HUF	08/25	5,238	0.03
HUF	EUR	08/25	(16,447)	(0.09)
HUF	EUR	08/25	(21,552)	(0.11)
EUR	HUF	08/25	12,859	0.07
EUR	HUF	08/25	8,553	0.04
CZK	EUR	08/25	(2,731)	(0.01)
CZK	EUR	08/25	(1,222)	(0.01)
EUR	HUF	08/25	2,942	0.02
EUR	HUF	08/25	1,511	0.01
EUR	HUF	08/25	708	-
EUR	HUF	08/25	303	-
HUF	EUR	08/25	(11,641)	(0.06)
EUR	HUF	08/25	1,129	0.01
EUR	HUF	08/25	470	-
EUR	HUF	08/25	174	-
EUR	HUF	08/25	58	-
HUF	EUR	08/25	(1,218)	(0.01)
HUF	EUR	08/25	(2,466)	(0.01)
HUF	EUR	08/25	(4,531)	(0.02)
HUF	EUR	08/25	(7,589)	(0.04)
EUR	HUF	08/25	118	-
CZK	EUR	08/25	(13,565)	(0.07)
EUR	HUF	08/25	7,100	0.04
EUR	HUF	08/25	4,406	0.02
EUR	HUF	08/25	2,539	0.01
EUR	HUF	08/25	1,356	0.01
CZK	EUR	08/25	(18,277)	(0.1)
EUR	HUF	08/25	670	-
HUF	EUR	08/25	(1,675)	(0.01)
HUF	EUR	08/25	(2,992)	(0.02)
HUF	EUR	08/25	(4,973)	(0.03)
CZK	EUR	08/25	(22,418)	(0.12)
EUR	HUF	08/25	10,654	0.06
EUR	HUF	08/25	14,938	0.08
HUF	EUR	08/25	(607)	-
HUF	EUR	08/25	(1,262)	(0.01)
HUF	EUR	08/25	(2,412)	(0.01)
CZK	EUR	08/25	(5,305)	(0.03)
HUF	EUR	08/25	(4,242)	(0.02)
HUF	EUR	08/25	(6,895)	(0.04)
HUF	EUR	08/25	(10,391)	(0.05)
HUF	EUR	08/25	(14,583)	(0.08)
CZK	EUR	08/25	(9,020)	(0.05)
EUR	HUF	08/25	19,656	0.1
EUR	HUF	08/25	2,429	0.01
CZK	EUR	08/25	(7,107)	(0.04)
EUR	HUF	08/25	3	-
HUF	EUR	08/25	(383)	-
HUF	EUR	08/25	(1,067)	(0.01)
HUF	EUR	08/25	(2,560)	(0.01)
CZK	EUR	08/25	(16,549)	(0.09)
HUF	EUR	08/25	(5,309)	(0.03)
CZK	EUR	08/25	(1,805)	(0.01)
EUR	HUF	08/25	61	-
EUR	HUF	08/25	641	-
CZK	EUR	08/25	(1)	-
HUF	EUR	08/25	(6)	-
CZK	EUR	08/25	(19)	-
HUF	EUR	08/25	(107)	-
HUF	EUR	08/25	(1,004)	(0.01)
HUF	EUR	08/25	(5,152)	(0.03)
HUF	EUR	08/25	(15,173)	(0.08)
CZK	EUR	08/25	(254)	-
EUR	HUF	08/25	12,350	0.06
EUR	HUF	08/25	3,712	0.02
HUF	EUR	08/25	(9,595)	(0.05)
EUR	HUF	08/25	4,689	0.02
HUF	EUR	08/25	(1,694)	(0.01)
HUF	EUR	08/25	(3,479)	(0.02)
EUR	CZK	08/25	11	-
HUF	EUR	08/25	(6,381)	(0.03)
HUF	EUR	08/25	(10,507)	(0.05)
HUF	EUR	08/25	(15,254)	(0.08)
HUF	EUR	08/25	(15,648)	(0.08)
HUF	EUR	08/25	(21,258)	(0.11)
EUR	HUF	08/25	12,818	0.07
EUR	HUF	08/25	8,150	0.04
HUF	EUR	08/25	(733)	-
EUR	HUF	08/25	17	-
EUR	CZK	08/25	160	-
HUF	EUR	08/25	(21,584)	(0.11)
CZK	EUR	08/25	(25,331)	(0.13)
EUR	HUF	08/25	12,107	0.06
EUR	HUF	08/25	7,115	0.04
EUR	HUF	08/25	3,679	0.02
EUR	HUF	08/25	1,663	0.01
EUR	CZK	08/25	1,270	0.01
EUR	HUF	08/25	654	-
EUR	HUF	08/25	223	-
EUR	HUF	08/25	66	-
HUF	EUR	08/25	(7,710)	(0.04)
HUF	EUR	08/25	(11,187)	(0.06)
HUF	EUR	08/25	(14,179)	(0.07)
EUR	HUF	08/25	4,082	0.02
EUR	HUF	08/25	10,797	0.06
CZK	EUR	08/25	(22,708)	(0.12)
EUR	HUF	08/25	8,109	0.04
EUR	HUF	08/25	5,866	0.03
HUF	EUR	08/25	(4,483)	(0.02)
EUR	HUF	08/25	2,730	0.01
CZK	EUR	08/25	(25,649)	(0.13)
EUR	HUF	08/25	1,754	0.01
HUF	EUR	08/25	(2,015)	(0.01)
HUF	EUR	08/25	(3,068)	(0.02)
EUR	HUF	08/25	13,865	0.07
EUR	HUF	08/25	17,200	0.09
CZK	EUR	08/25	(10,324)	(0.05)
EUR	HUF	08/25	751	-
HUF	EUR	08/25	(2,787)	(0.01)
HUF	EUR	08/25	(4,186)	(0.02)
HUF	EUR	08/25	(6,021)	(0.03)
CZK	EUR	08/25	(14,589)	(0.08)
HUF	EUR	08/25	(8,307)	(0.04)
HUF	EUR	08/25	(11,012)	(0.06)
HUF	EUR	08/25	(14,053)	(0.07)
HUF	EUR	08/25	(17,302)	(0.09)
CZK	EUR	08/25	(18,899)	(0.1)
EUR	CZK	08/25	2,348	0.01
EUR	HUF	08/25	1,286	0.01
EUR	HUF	08/25	4,095	0.02
EUR	CZK	08/25	181	-
EUR	HUF	08/25	2,794	0.01
HUF	EUR	08/25	(2,327)	(0.01)
HUF	EUR	08/25	(3,443)	(0.02)
EUR	CZK	08/25	61	-
HUF	EUR	08/25	(6,295)	(0.03)
HUF	EUR	08/25	(4,905)	(0.03)
HUF	EUR	08/25	(6,736)	(0.04)
HUF	EUR	08/25	(8,927)	(0.05)
HUF	EUR	08/25	(11,434)	(0.06)
EUR	CZK	08/25	18	-
EUR	HUF	08/25	5,788	0.03
EUR	HUF	08/25	7,891	0.04
HUF	EUR	08/25	(8,507)	(0.04)
HUF	EUR	08/25	(11,081)	(0.06)
HUF	EUR	08/25	(13,939)	(0.07)
EUR	CZK	08/25	1,121	0.01
EUR	HUF	08/25	19,506	0.1
EUR	HUF	08/25	16,309	0.08
EUR	HUF	08/25	13,228	0.07
EUR	CZK	08/25	477	-
EUR	HUF	08/25	10,390	0.05
HUF	EUR	08/25	(9,297)	(0.05)
EUR	HUF	08/25	431	-
HUF	EUR	08/25	(2,955)	(0.02)
HUF	EUR	08/25	(4,551)	(0.02)
HUF	EUR	08/25	(6,665)	(0.03)
EUR	CZK	08/25	285	-
EUR	HUF	08/25	10,856	0.06
HUF	EUR	08/25	(12,380)	(0.06)
HUF	EUR	08/25	(15,781)	(0.08)
HUF	EUR	08/25	(19,311)	(0.1)
EUR	CZK	08/25	89	-
EUR	HUF	08/25	14,179	0.07
EUR	CZK	08/25	784	-
EUR	HUF	08/25	876	-
HUF	EUR	08/25	(15,249)	(0.08)
HUF	EUR	08/25	(19,614)	(0.1)
EUR	CZK	08/25	3,873	0.02
EUR	HUF	08/25	15,093	0.08
EUR	HUF	08/25	10,998	0.06
EUR	HUF	08/25	7,548	0.04
EUR	CZK	08/25	1,868	0.01
EUR	HUF	08/25	4,865	0.03
EUR	HUF	08/25	2,938	0.02
EUR	HUF	08/25	1,660	0.01
EUR	HUF	08/25	2,104	0.01
HUF	EUR	08/25	(14,982)	(0.08)
HUF	EUR	08/25	(18,463)	(0.1)
HUF	EUR	08/25	(21,946)	(0.11)
CZK	EUR	08/25	(3,837)	(0.02)
EUR	HUF	08/25	12,811	0.07
EUR	HUF	08/25	9,706	0.05
EUR	HUF	08/25	7,963	0.04
EUR	HUF	08/25	7,062	0.04
CZK	EUR	08/25	(6,632)	(0.03)
EUR	HUF	08/25	4,926	0.03
EUR	HUF	08/25	3,291	0.02
HUF	EUR	08/25	(11,694)	(0.06)
EUR	CZK	08/25	1	-
HUF	EUR	08/25	(8,757)	(0.05)
EUR	CZK	08/25	24	-
EUR	HUF	08/25	5,586	0.03
EUR	HUF	08/25	3,741	0.02
EUR	HUF	08/25	2,390	0.01
EUR	HUF	08/25	1,454	0.01
EUR	CZK	08/25	6	-
EUR	HUF	08/25	842	-
HUF	EUR	08/25	(4,299)	(0.02)
HUF	EUR	08/25	(6,277)	(0.03)
EUR	HUF	08/25	16,399	0.09
CZK	EUR	08/25	(7,092)	(0.04)
EUR	CZK	08/25	6,237	0.03
EUR	CZK	08/25	7,079	0.04
EUR	CZK	08/25	8,639	0.04
EUR	CZK	08/25	10,350	0.05
EUR	CZK	08/25	4,406	0.02
EUR	CZK	08/25	12,181	0.06
CZK	EUR	08/25	(15,858)	(0.08)
CZK	EUR	08/25	(13,987)	(0.07)
EUR	CZK	08/25	2,978	0.02
CZK	EUR	08/25	(12,131)	(0.06)
CZK	EUR	08/25	(10,336)	(0.05)
CZK	EUR	08/25	(8,645)	(0.04)
EUR	CZK	08/25	5,692	0.03
EUR	CZK	08/25	4,488	0.02
CZK	EUR	08/25	(15,480)	(0.08)
CZK	EUR	08/25	(13,559)	(0.07)
CZK	EUR	08/25	(16,314)	(0.08)
CZK	EUR	08/25	(11,679)	(0.06)
CZK	EUR	08/25	(9,885)	(0.05)
CZK	EUR	08/25	(8,215)	(0.04)
CZK	EUR	08/25	(19,026)	(0.1)
CZK	EUR	08/25	(6,700)	(0.03)
CZK	EUR	08/25	(5,358)	(0.03)
EUR	CZK	08/25	2,628	0.01
CZK	EUR	08/25	(21,511)	(0.11)
EUR	CZK	08/25	3,469	0.02
EUR	CZK	08/25	1,924	0.01
EUR	CZK	08/25	14,016	0.07
EUR	CZK	08/25	210	-
CZK	EUR	08/25	(10,130)	(0.05)
CZK	EUR	08/25	(8,447)	(0.04)
CZK	EUR	08/25	(6,905)	(0.04)
CZK	EUR	08/25	(4,761)	(0.02)
CZK	EUR	08/25	(5,529)	(0.03)
CZK	EUR	08/25	(4,334)	(0.02)
EUR	CZK	08/25	3,836	0.02
CZK	EUR	08/25	(6,606)	(0.03)
EUR	CZK	08/25	5,002	0.03
EUR	CZK	08/25	6,374	0.03
EUR	CZK	08/25	7,941	0.04
CZK	EUR	08/25	(8,803)	(0.05)
CZK	EUR	08/25	(11,916)	(0.06)
CZK	EUR	08/25	(5,703)	(0.03)
EUR	CZK	08/25	3,205	0.02
EUR	CZK	08/25	1,187	0.01
EUR	CZK	08/25	4,182	0.02
EUR	CZK	08/25	5,345	0.03
EUR	CZK	08/25	6,695	0.03
EUR	CZK	08/25	699	-
CZK	EUR	08/25	(13,763)	(0.07)
EUR	CZK	08/25	8,221	0.04
EUR	CZK	08/25	9,904	0.05
EUR	CZK	08/25	11,711	0.06
EUR	CZK	08/25	392	-
EUR	CZK	08/25	13,602	0.07
CZK	EUR	08/25	(13,516)	(0.07)
EUR	CZK	08/25	2,192	0.01
EUR	CZK	08/25	1,346	0.01
EUR	CZK	08/25	4,497	0.02
EUR	CZK	08/25	5,006	0.03
EUR	CZK	08/25	3,394	0.02
EUR	CZK	08/25	785	-
EUR	CZK	08/25	5,684	0.03
CZK	EUR	08/25	(6,081)	(0.03)
CZK	EUR	08/25	(5,814)	(0.03)
CZK	EUR	08/25	(4,601)	(0.02)
EUR	CZK	08/25	3,406	0.02
CZK	EUR	08/25	(8,273)	(0.04)
EUR	CZK	08/25	4,406	0.02
EUR	CZK	08/25	5,591	0.03
EUR	CZK	08/25	6,964	0.04
CZK	EUR	08/25	(10,788)	(0.06)
EUR	CZK	08/25	8,515	0.04
EUR	CZK	08/25	10,228	0.05
EUR	CZK	08/25	12,074	0.06
CZK	EUR	08/25	(7,206)	(0.04)
CZK	EUR	08/25	(8,766)	(0.05)
EUR	CZK	08/25	14,105	0.07
EUR	CZK	08/25	7,056	0.04
EUR	CZK	08/25	8,606	0.04
EUR	CZK	08/25	435	-
EUR	CZK	08/25	10,316	0.05
EUR	CZK	08/25	12,161	0.06
EUR	CZK	08/25	228	-
EUR	CZK	08/25	16,108	0.08
CZK	EUR	08/25	(14,193)	(0.07)
CZK	EUR	08/25	(12,294)	(0.06)
EUR	CZK	08/25	114	-
CZK	EUR	08/25	(10,472)	(0.05)
EUR	CZK	08/25	9,679	0.05
CZK	EUR	08/25	(16,740)	(0.09)
CZK	EUR	08/25	(4,422)	(0.02)
EUR	CZK	08/25	1,347	0.01
CZK	EUR	08/25	(17,709)	(0.09)
EUR	CZK	08/25	1,983	0.01
EUR	CZK	08/25	2,833	0.01
EUR	CZK	08/25	3,927	0.02
EUR	CZK	08/25	10,591	0.06
EUR	CZK	08/25	5,285	0.03
EUR	CZK	08/25	6,912	0.04
EUR	CZK	08/25	8,792	0.05
EUR	CZK	08/25	8,226	0.04
EUR	CZK	08/25	10,885	0.06
CZK	EUR	08/25	(5,846)	(0.03)
CZK	EUR	08/25	(15,071)	(0.08)
EUR	CZK	08/25	11,891	0.06
CZK	EUR	08/25	(7,651)	(0.04)
EUR	CZK	08/25	6,128	0.03
EUR	CZK	08/25	7,841	0.04
EUR	CZK	08/25	9,777	0.05
CZK	EUR	08/25	(9,927)	(0.05)
CZK	EUR	08/25	(15,824)	(0.08)
CZK	EUR	08/25	(13,624)	(0.07)
CZK	EUR	08/25	(12,436)	(0.06)
CZK	EUR	08/25	(11,458)	(0.06)
CZK	EUR	08/25	(9,401)	(0.05)
CZK	EUR	08/25	(7,515)	(0.04)
CZK	EUR	08/25	(14,486)	(0.08)
EUR	CZK	08/25	11,553	0.06
EUR	CZK	08/25	5,937	0.03
EUR	CZK	08/25	7,877	0.04
EUR	CZK	08/25	1,341	0.01
EUR	CZK	08/25	10,111	0.05
CZK	EUR	08/25	(18,109)	(0.09)
CZK	EUR	08/25	(15,588)	(0.08)
EUR	CZK	08/25	830	-
CZK	EUR	08/25	(13,042)	(0.07)
CZK	EUR	08/25	(10,584)	(0.06)
CZK	EUR	08/25	(8,316)	(0.04)
CZK	EUR	08/25	(4,628)	(0.02)
CZK	EUR	08/25	(6,315)	(0.03)
EUR	CZK	08/25	4,324	0.02
EUR	CZK	08/25	2,081	0.01
EUR	CZK	08/25	6,169	0.03
CZK	EUR	08/25	(12,235)	(0.06)
CZK	EUR	08/25	(10,072)	(0.05)
CZK	EUR	08/25	(8,070)	(0.04)
EUR	CZK	08/25	4,460	0.02
CZK	EUR	08/25	(6,284)	(0.03)
CZK	EUR	08/25	(4,752)	(0.02)
EUR	CZK	08/25	849	-
EUR	CZK	08/25	3,106	0.02
EUR	CZK	08/25	1,348	0.01
EUR	CZK	08/25	2,062	0.01
EUR	CZK	08/25	3,040	0.02
EUR	CZK	08/25	4,663	0.02
EUR	CZK	08/25	3,452	0.02
EUR	CZK	08/25	5,080	0.03
EUR	CZK	08/25	6,501	0.03
EUR	CZK	08/25	8,124	0.04
EUR	CZK	08/25	8,651	0.04
EUR	CZK	08/25	9,925	0.05
EUR	CZK	08/25	11,862	0.06
EUR	CZK	08/25	13,881	0.07
EUR	CZK	08/25	6,470	0.03
EUR	CZK	08/25	15,924	0.08
CZK	EUR	08/25	(10,684)	(0.06)
CZK	EUR	08/25	(8,846)	(0.05)
EUR	CZK	08/25	4,653	0.02
CZK	EUR	08/25	(7,155)	(0.04)
CZK	EUR	08/25	(19,301)	(0.1)
CZK	EUR	08/25	(13,954)	(0.07)
EUR	CZK	08/25	13,513	0.07
CZK	EUR	08/25	(11,287)	(0.06)
EUR	CZK	08/25	15,504	0.08
CZK	EUR	08/25	(11,022)	(0.06)
CZK	EUR	08/25	(9,207)	(0.05)
CZK	EUR	08/25	(7,523)	(0.04)
EUR	CZK	08/25	3,876	0.02
CZK	EUR	08/25	(6,008)	(0.03)
CZK	EUR	08/25	(4,685)	(0.02)
CZK	EUR	08/25	(16,671)	(0.09)
CZK	EUR	08/25	(3,564)	(0.02)
CZK	EUR	08/25	(2,644)	(0.01)
CZK	EUR	08/25	(5,649)	(0.03)
CZK	EUR	08/25	(6,293)	(0.03)
CZK	EUR	08/25	(13,763)	(0.07)
CZK	EUR	08/25	(11,726)	(0.06)
EUR	CZK	08/25	480	-
CZK	EUR	08/25	(9,765)	(0.05)
CZK	EUR	08/25	(7,938)	(0.04)
EUR	CZK	08/25	824	-
CZK	EUR	08/25	(4,063)	(0.02)
CZK	EUR	08/25	(4,861)	(0.03)
CZK	EUR	08/25	(3,654)	(0.02)
EUR	CZK	08/25	1,739	0.01
CZK	EUR	08/25	(5,683)	(0.03)
EUR	CZK	08/25	2,485	0.01
EUR	CZK	08/25	12,935	0.07
CZK	EUR	08/25	(4,350)	(0.02)
EUR	CZK	08/25	3,202	0.02
EUR	CZK	08/25	3,215	0.02
CZK	EUR	08/25	(3,264)	(0.02)
CZK	EUR	08/25	(2,385)	(0.01)
EUR	CZK	08/25	2,322	0.01
EUR	CZK	08/25	2,131	0.01
EUR	CZK	08/25	4,301	0.02
EUR	CZK	08/25	5,629	0.03
EUR	CZK	08/25	1,354	0.01
EUR	CZK	08/25	7,184	0.04
EUR	CZK	08/25	8,946	0.05
EUR	CZK	08/25	10,880	0.06
CZK	EUR	08/25	(8,515)	(0.04)
EUR	CZK	08/25	65	-
CZK	EUR	08/25	(16,674)	(0.09)
CZK	EUR	08/25	(19,317)	(0.1)
EUR	CZK	08/25	698	-
CZK	EUR	08/25	(11,108)	(0.06)
EUR	CZK	08/25	154	-
EUR	CZK	08/25	340	-
CZK	EUR	08/25	(13,882)	(0.07)
CZK	EUR	08/25	(21,669)	(0.11)
EUR	CZK	08/25	1,332	0.01
CZK	EUR	08/25	(6,237)	(0.03)
EUR	CZK	08/25	25	-
EUR	CZK	08/25	2,369	0.01

Options Description	Number of Contracts	Notional Value ($)	Exercise Price	Expiration Date	Weight (%)
EURCZK Put Option	(31,408)	-	24.43	08/25	-
EURPLN Put Option	(40,240)	(69)	4.25	08/25	-
USDSGD Put Option	(61,917)	-	1.27	08/25	-
USDSGD Call Option	(59,838)	(337)	1.29	08/25	-
USDSGD Call Option	(60,092)	(453)	1.28	08/25	-
USDSGD Call Option	(60,347)	(576)	1.28	08/25	-
USDSGD Call Option	(60,605)	(704)	1.28	08/25	-
USDSGD Call Option	(60,864)	(834)	1.28	08/25	-
USDSGD Call Option	(61,125)	(966)	1.27	08/25	(0.01)
USDSGD Put Option	(61,387)	-	1.27	08/25	-
USDSGD Put Option	(61,651)	-	1.27	08/25	-
USDSGD Put Option	(62,184)	-	1.26	08/25	-
USDSGD Call Option	(59,334)	(156)	1.29	08/25	-
USDSGD Put Option	(62,454)	-	1.26	08/25	-
USDSGD Put Option	(62,725)	-	1.26	08/25	-
USDSGD Put Option	(62,997)	-	1.25	08/25	-
USDSGD Call Option	(64,428)	(205)	1.29	08/25	-
USDSGD Call Option	(64,723)	(328)	1.29	08/25	-
USDSGD Call Option	(65,021)	(471)	1.29	08/25	-
USDSGD Call Option	(65,321)	(620)	1.28	08/25	-
USDSGD Call Option	(65,623)	(772)	1.28	08/25	-
USDSGD Call Option	(59,585)	(236)	1.29	08/25	-
USDSGD Put Option	(64,128)	-	1.26	08/25	-
USDSGD Call Option	(66,233)	(1081)	1.27	08/25	(0.01)
USDSGD Call Option	(61,131)	(399)	1.29	08/25	-
USDSGD Put Option	(65,054)	(1)	1.27	08/25	-
USDSGD Put Option	(65,349)	-	1.27	08/25	-
USDSGD Put Option	(65,645)	-	1.26	08/25	-
USDSGD Put Option	(65,943)	-	1.26	08/25	-
USDSGD Put Option	(66,244)	-	1.26	08/25	-
USDSGD Call Option	(60,350)	(140)	1.29	08/25	-
USDSGD Call Option	(60,609)	(207)	1.29	08/25	-
USDSGD Call Option	(60,869)	(294)	1.29	08/25	-
USDSGD Call Option	(61,395)	(518)	1.28	08/25	-
USDSGD Put Option	(63,847)	-	1.26	08/25	-
USDSGD Call Option	(61,660)	(645)	1.28	08/25	-
USDSGD Call Option	(61,927)	(776)	1.28	08/25	-
USDSGD Call Option	(62,196)	(910)	1.28	08/25	-
USDSGD Put Option	(62,467)	(1)	1.27	08/25	-
USDSGD Put Option	(62,739)	-	1.27	08/25	-
USDSGD Put Option	(63,013)	-	1.27	08/25	-
USDSGD Put Option	(63,289)	-	1.26	08/25	-
USDSGD Put Option	(63,567)	-	1.26	08/25	-
USDSGD Call Option	(65,927)	(926)	1.28	08/25	-
USDSGD Call Option	(66,541)	(1237)	1.27	08/25	(0.01)
USDSGD Put Option	(66,851)	-	1.27	08/25	-
USDSGD Put Option	(67,164)	-	1.26	08/25	-
USDSGD Put Option	(67,478)	-	1.26	08/25	-
USDSGD Put Option	(67,795)	-	1.26	08/25	-
USDSGD Put Option	(68,115)	-	1.26	08/25	-
USDSGD Put Option	(68,436)	-	1.25	08/25	-
USDSGD Put Option	(68,760)	-	1.25	08/25	-
USDSGD Put Option	(64,762)	(2)	1.27	08/25	-
USDSGD Put Option	(64,472)	(4)	1.28	08/25	-
USDSGD Call Option	(64,183)	(775)	1.28	08/25	-
USDSGD Call Option	(61,237)	(227)	1.3	08/25	-
USDSGD Put Option	(62,962)	(246)	1.29	08/25	-
USDSGD Put Option	(63,237)	(198)	1.28	08/25	-
USDSGD Put Option	(63,514)	(158)	1.28	08/25	-
USDSGD Put Option	(63,793)	(126)	1.28	08/25	-
USDSGD Put Option	(64,074)	(100)	1.28	08/25	-
USDSGD Put Option	(64,356)	(79)	1.27	08/25	-
USDSGD Call Option	(60,716)	(152)	1.3	08/25	-
USDSGD Call Option	(60,976)	(186)	1.3	08/25	-
USDSGD Call Option	(61,499)	(276)	1.3	08/25	-
USDSGD Call Option	(62,417)	(360)	1.29	08/25	-
USDSGD Call Option	(61,764)	(333)	1.29	08/25	-
USDSGD Call Option	(62,030)	(400)	1.29	08/25	-
USDSGD Call Option	(62,298)	(477)	1.29	08/25	-
USDSGD Call Option	(62,567)	(563)	1.28	08/25	-
USDSGD Put Option	(62,839)	(158)	1.28	08/25	-
USDSGD Put Option	(63,112)	(125)	1.28	08/25	-
USDSGD Put Option	(63,386)	(99)	1.28	08/25	-
USDSGD Put Option	(63,663)	(78)	1.27	08/25	-
USDSGD Put Option	(62,689)	(302)	1.29	08/25	-
USDSGD Call Option	(62,147)	(299)	1.29	08/25	-
USDSGD Put Option	(64,222)	(48)	1.27	08/25	-
USDSGD Call Option	(61,879)	(247)	1.3	08/25	-
USDSGD Call Option	(60,564)	(90)	1.31	08/25	-
USDSGD Call Option	(60,824)	(111)	1.31	08/25	-
USDSGD Call Option	(61,085)	(136)	1.31	08/25	-
USDSGD Call Option	(61,348)	(167)	1.3	08/25	-
USDSGD Call Option	(61,613)	(203)	1.3	08/25	-
USDSGD Put Option	(63,942)	(61)	1.27	08/25	-
USDSGD Put Option	(64,504)	(38)	1.26	08/25	-
USDSGD Put Option	(63,253)	(19)	1.26	08/25	-
USDSGD Call Option	(60,345)	(286)	1.29	08/25	-
USDSGD Put Option	(62,251)	(77)	1.28	08/25	-
USDSGD Put Option	(62,519)	(60)	1.27	08/25	-
USDSGD Put Option	(62,789)	(46)	1.27	08/25	-
USDSGD Put Option	(63,061)	(36)	1.27	08/25	-
USDSGD Put Option	(63,334)	(28)	1.26	08/25	-
USDSGD Put Option	(63,609)	(22)	1.26	08/25	-
USDSGD Put Option	(63,886)	(17)	1.26	08/25	-
USDSGD Call Option	(60,090)	(232)	1.3	08/25	-
USDSGD Call Option	(60,601)	(351)	1.29	08/25	-
USDSGD Call Option	(61,720)	(668)	1.28	08/25	-
USDSGD Call Option	(60,858)	(425)	1.29	08/25	-
USDSGD Call Option	(61,117)	(509)	1.29	08/25	-
USDSGD Call Option	(61,378)	(603)	1.28	08/25	-
USDSGD Call Option	(61,641)	(706)	1.28	08/25	-
USDSGD Call Option	(61,905)	(816)	1.28	08/25	-
USDSGD Put Option	(62,171)	(55)	1.27	08/25	-
USDSGD Put Option	(62,439)	(42)	1.27	08/25	-
USDSGD Put Option	(62,708)	(32)	1.27	08/25	-
USDSGD Call Option	(61,985)	(773)	1.28	08/25	-
USDSGD Call Option	(61,457)	(571)	1.28	08/25	-
USDSGD Call Option	(60,502)	(150)	1.3	08/25	-
USDSGD Put Option	(62,889)	(112)	1.28	08/25	-
USDSGD Call Option	(60,761)	(185)	1.3	08/25	-
USDSGD Call Option	(61,021)	(227)	1.3	08/25	-
USDSGD Call Option	(61,282)	(277)	1.3	08/25	-
USDSGD Call Option	(61,546)	(336)	1.29	08/25	-
USDSGD Call Option	(61,811)	(404)	1.29	08/25	-
USDSGD Call Option	(62,078)	(483)	1.29	08/25	-
USDSGD Call Option	(62,346)	(571)	1.28	08/25	-
USDSGD Put Option	(62,617)	(142)	1.28	08/25	-
USDSGD Put Option	(63,163)	(87)	1.28	08/25	-
USDSGD Call Option	(61,196)	(482)	1.29	08/25	-
USDSGD Put Option	(63,438)	(68)	1.27	08/25	-
USDSGD Put Option	(63,716)	(53)	1.27	08/25	-
USDSGD Put Option	(63,995)	(42)	1.27	08/25	-
USDSGD Put Option	(64,276)	(33)	1.26	08/25	-
USDSGD Call Option	(60,167)	(226)	1.3	08/25	-
USDSGD Call Option	(60,421)	(276)	1.29	08/25	-
USDSGD Call Option	(60,678)	(335)	1.29	08/25	-
USDSGD Call Option	(60,936)	(404)	1.29	08/25	-
USDSGD Put Option	(62,980)	(24)	1.27	08/25	-
USDSGD Put Option	(63,527)	(14)	1.26	08/25	-
USDSGD Call Option	(63,897)	(637)	1.28	08/25	-
USDSGD Put Option	(64,655)	(3)	1.26	08/25	-
USDSGD Call Option	(62,418)	(405)	1.29	08/25	-
USDSGD Call Option	(62,692)	(508)	1.28	08/25	-
USDSGD Call Option	(62,966)	(622)	1.28	08/25	-
USDSGD Call Option	(63,243)	(745)	1.28	08/25	-
USDSGD Put Option	(63,522)	(20)	1.28	08/25	-
USDSGD Put Option	(63,802)	(13)	1.27	08/25	-
USDSGD Put Option	(64,084)	(9)	1.27	08/25	-
USDSGD Put Option	(64,369)	(6)	1.27	08/25	-
USDSGD Put Option	(64,943)	(2)	1.26	08/25	-
USDSGD Call Option	(61,878)	(242)	1.29	08/25	-
USDSGD Put Option	(65,232)	(1)	1.26	08/25	-
USDSGD Call Option	(60,439)	(128)	1.3	08/25	-
USDSGD Call Option	(60,698)	(175)	1.3	08/25	-
USDSGD Call Option	(60,958)	(234)	1.29	08/25	-
USDSGD Call Option	(61,220)	(309)	1.29	08/25	-
USDSGD Call Option	(61,484)	(397)	1.29	08/25	-
USDSGD Call Option	(61,749)	(499)	1.28	08/25	-
USDSGD Call Option	(62,016)	(613)	1.28	08/25	-
USDSGD Call Option	(62,147)	(316)	1.29	08/25	-
USDSGD Call Option	(61,610)	(182)	1.3	08/25	-
USDSGD Put Option	(62,556)	(16)	1.28	08/25	-
USDSGD Call Option	(62,060)	(404)	1.29	08/25	-
USDSGD Put Option	(64,069)	(12)	1.27	08/25	-
USDSGD Put Option	(64,351)	(8)	1.27	08/25	-
USDSGD Put Option	(64,636)	(6)	1.26	08/25	-
USDSGD Call Option	(60,737)	(106)	1.3	08/25	-
USDSGD Call Option	(60,998)	(142)	1.3	08/25	-
USDSGD Call Option	(61,261)	(188)	1.3	08/25	-
USDSGD Call Option	(61,525)	(247)	1.29	08/25	-
USDSGD Call Option	(61,792)	(319)	1.29	08/25	-
USDSGD Call Option	(62,329)	(503)	1.28	08/25	-
USDSGD Call Option	(61,344)	(135)	1.3	08/25	-
USDSGD Call Option	(62,601)	(613)	1.28	08/25	-
USDSGD Put Option	(62,874)	(38)	1.28	08/25	-
USDSGD Put Option	(63,149)	(26)	1.28	08/25	-
USDSGD Put Option	(63,426)	(17)	1.27	08/25	-
USDSGD Put Option	(63,705)	(12)	1.27	08/25	-
USDSGD Put Option	(63,986)	(8)	1.27	08/25	-
USDSGD Put Option	(64,268)	(5)	1.27	08/25	-
USDSGD Put Option	(64,552)	(3)	1.26	08/25	-
USDSGD Call Option	(62,285)	(734)	1.28	08/25	-
USDSGD Put Option	(62,828)	(10)	1.27	08/25	-
USDSGD Put Option	(63,804)	(11)	1.26	08/25	-
USDSGD Put Option	(65,615)	(1)	1.27	08/25	-
USDSGD Call Option	(63,305)	(360)	1.29	08/25	-
USDSGD Call Option	(63,587)	(469)	1.29	08/25	-
USDSGD Call Option	(63,871)	(592)	1.28	08/25	-
USDSGD Call Option	(64,157)	(724)	1.28	08/25	-
USDSGD Call Option	(64,444)	(862)	1.28	08/25	-
USDSGD Put Option	(64,734)	(6)	1.27	08/25	-
USDSGD Put Option	(65,026)	(3)	1.27	08/25	-
USDSGD Put Option	(65,319)	(2)	1.27	08/25	-
USDSGD Put Option	(65,912)	-	1.26	08/25	-
USDSGD Call Option	(62,747)	(193)	1.29	08/25	-
USDSGD Put Option	(66,212)	-	1.26	08/25	-
USDSGD Put Option	(66,514)	-	1.26	08/25	-
USDSGD Call Option	(62,218)	(93)	1.3	08/25	-
USDSGD Call Option	(62,493)	(140)	1.3	08/25	-
USDSGD Call Option	(62,770)	(203)	1.29	08/25	-
USDSGD Call Option	(63,049)	(286)	1.29	08/25	-
USDSGD Call Option	(63,330)	(389)	1.29	08/25	-
USDSGD Call Option	(63,612)	(507)	1.28	08/25	-
USDSGD Call Option	(63,025)	(268)	1.29	08/25	-
USDSGD Call Option	(62,470)	(136)	1.3	08/25	-
USDSGD Put Option	(63,102)	(6)	1.27	08/25	-
USDSGD Call Option	(63,045)	(397)	1.29	08/25	-
USDSGD Put Option	(63,378)	(4)	1.27	08/25	-
USDSGD Put Option	(63,656)	(2)	1.27	08/25	-
USDSGD Put Option	(63,936)	(1)	1.26	08/25	-
USDSGD Put Option	(64,217)	(1)	1.26	08/25	-
USDSGD Call Option	(61,945)	(116)	1.3	08/25	-
USDSGD Call Option	(62,217)	(163)	1.3	08/25	-
USDSGD Call Option	(62,491)	(224)	1.29	08/25	-
USDSGD Call Option	(62,767)	(302)	1.29	08/25	-
USDSGD Call Option	(63,325)	(506)	1.28	08/25	-
USDSGD Put Option	(65,927)	-	1.26	08/25	-
USDSGD Call Option	(63,606)	(628)	1.28	08/25	-
USDSGD Call Option	(63,889)	(758)	1.28	08/25	-
USDSGD Put Option	(64,175)	(12)	1.28	08/25	-
USDSGD Put Option	(64,462)	(7)	1.27	08/25	-
USDSGD Put Option	(64,751)	(4)	1.27	08/25	-
USDSGD Put Option	(65,042)	(2)	1.27	08/25	-
USDSGD Put Option	(65,335)	(1)	1.26	08/25	-
USDSGD Put Option	(65,630)	(1)	1.26	08/25	-
USDSGD Put Option	(63,788)	(17)	1.27	08/25	-
USDSGD Put Option	(63,510)	(25)	1.27	08/25	-
USDSGD Put Option	(63,233)	(36)	1.28	08/25	-
USDSGD Call Option	(59,275)	(178)	1.3	08/25	-
USDSGD Call Option	(60,383)	(826)	1.28	08/25	-
USDSGD Put Option	(60,635)	(39)	1.27	08/25	-
USDSGD Put Option	(60,889)	(29)	1.27	08/25	-
USDSGD Put Option	(61,144)	(22)	1.27	08/25	-
USDSGD Put Option	(61,401)	(17)	1.27	08/25	-
USDSGD Put Option	(61,659)	(12)	1.26	08/25	-
USDSGD Put Option	(61,919)	(9)	1.26	08/25	-
USDSGD Put Option	(62,181)	(7)	1.26	08/25	-
USDSGD Call Option	(59,522)	(225)	1.3	08/25	-
USDSGD Call Option	(59,884)	(615)	1.28	08/25	-
USDSGD Call Option	(59,770)	(281)	1.29	08/25	-
USDSGD Call Option	(60,020)	(348)	1.29	08/25	-
USDSGD Call Option	(60,271)	(425)	1.29	08/25	-
USDSGD Call Option	(60,524)	(514)	1.28	08/25	-
USDSGD Call Option	(60,779)	(611)	1.28	08/25	-
USDSGD Call Option	(61,035)	(717)	1.28	08/25	-
USDSGD Put Option	(61,293)	(48)	1.28	08/25	-
USDSGD Put Option	(61,552)	(35)	1.27	08/25	-
USDSGD Call Option	(60,133)	(717)	1.28	08/25	-
USDSGD Call Option	(59,637)	(520)	1.28	08/25	-
USDSGD Put Option	(62,958)	(52)	1.28	08/25	-
USDSGD Put Option	(61,584)	(32)	1.27	08/25	-
USDSGD Call Option	(59,552)	(307)	1.29	08/25	-
USDSGD Call Option	(59,800)	(375)	1.29	08/25	-
USDSGD Call Option	(60,050)	(453)	1.29	08/25	-
USDSGD Call Option	(60,302)	(540)	1.28	08/25	-
USDSGD Call Option	(60,555)	(637)	1.28	08/25	-
USDSGD Call Option	(60,810)	(741)	1.28	08/25	-
USDSGD Call Option	(61,066)	(852)	1.28	08/25	-
USDSGD Call Option	(61,324)	(968)	1.27	08/25	(0.01)
USDSGD Put Option	(61,845)	(25)	1.27	08/25	-
USDSGD Call Option	(59,391)	(435)	1.29	08/25	-
USDSGD Put Option	(62,108)	(19)	1.26	08/25	-
USDSGD Put Option	(62,372)	(14)	1.26	08/25	-
USDSGD Put Option	(62,639)	(11)	1.26	08/25	-
USDSGD Put Option	(62,907)	(8)	1.26	08/25	-
USDSGD Put Option	(63,176)	(6)	1.25	08/25	-
USDSGD Call Option	(58,663)	(237)	1.29	08/25	-
USDSGD Call Option	(58,904)	(293)	1.29	08/25	-
USDSGD Call Option	(59,147)	(359)	1.29	08/25	-
USDSGD Put Option	(61,813)	(26)	1.27	08/25	-
USDSGD Put Option	(62,076)	(19)	1.27	08/25	-
USDSGD Put Option	(62,340)	(14)	1.27	08/25	-
USDSGD Put Option	(65,030)	(10)	1.27	08/25	-
USDSGD Call Option	(62,781)	(396)	1.29	08/25	-
USDSGD Call Option	(63,055)	(490)	1.29	08/25	-
USDSGD Call Option	(63,332)	(596)	1.28	08/25	-
USDSGD Put Option	(63,610)	(58)	1.28	08/25	-
USDSGD Put Option	(63,891)	(41)	1.28	08/25	-
USDSGD Put Option	(64,173)	(29)	1.27	08/25	-
USDSGD Put Option	(64,457)	(20)	1.27	08/25	-
USDSGD Put Option	(64,742)	(14)	1.27	08/25	-
USDSGD Put Option	(65,320)	(7)	1.26	08/25	-
USDSGD Put Option	(62,606)	(10)	1.26	08/25	-
USDSGD Call Option	(60,820)	(100)	1.3	08/25	-
USDSGD Call Option	(61,081)	(133)	1.3	08/25	-
USDSGD Call Option	(61,344)	(175)	1.3	08/25	-
USDSGD Call Option	(61,609)	(229)	1.29	08/25	-
USDSGD Call Option	(61,875)	(295)	1.29	08/25	-
USDSGD Call Option	(62,143)	(374)	1.29	08/25	-
USDSGD Call Option	(62,413)	(466)	1.29	08/25	-
USDSGD Call Option	(62,684)	(570)	1.28	08/25	-
USDSGD Call Option	(62,508)	(315)	1.29	08/25	-
USDSGD Call Option	(62,237)	(247)	1.29	08/25	-
USDSGD Call Option	(61,967)	(191)	1.3	08/25	-
USDSGD Call Option	(61,700)	(147)	1.3	08/25	-
USDSGD Put Option	(62,874)	(8)	1.26	08/25	-
USDSGD Call Option	(60,202)	(135)	1.3	08/25	-
USDSGD Call Option	(60,457)	(174)	1.3	08/25	-
USDSGD Call Option	(60,714)	(223)	1.3	08/25	-
USDSGD Call Option	(60,972)	(282)	1.29	08/25	-
USDSGD Call Option	(61,232)	(352)	1.29	08/25	-
USDSGD Call Option	(61,494)	(435)	1.29	08/25	-
USDSGD Call Option	(61,757)	(529)	1.28	08/25	-
USDSGD Call Option	(62,022)	(633)	1.28	08/25	-
USDSGD Put Option	(62,289)	(56)	1.28	08/25	-
USDSGD Put Option	(62,558)	(41)	1.28	08/25	-
USDSGD Put Option	(62,828)	(29)	1.27	08/25	-
USDSGD Put Option	(63,100)	(21)	1.27	08/25	-
USDSGD Put Option	(63,373)	(15)	1.27	08/25	-
USDSGD Put Option	(63,649)	(11)	1.26	08/25	-
USDSGD Put Option	(63,926)	(8)	1.26	08/25	-
USDSGD Call Option	(61,434)	(112)	1.3	08/25	-
USDCNH Call Option	(49,813)	(43)	7.25	08/25	-
EURPLN Put Option	(44,690)	(69)	4.24	08/25	-
EURPLN Call Option	(43,370)	(172)	4.31	08/25	-
EURPLN Call Option	(43,532)	(204)	4.3	08/25	-
EURPLN Put Option	(43,695)	(313)	4.29	08/25	-
EURPLN Put Option	(43,858)	(253)	4.28	08/25	-
EURPLN Put Option	(44,023)	(200)	4.27	08/25	-
EURPLN Put Option	(44,188)	(156)	4.27	08/25	-
EURPLN Put Option	(44,354)	(120)	4.26	08/25	-
EURPLN Put Option	(44,522)	(91)	4.25	08/25	-
EURPLN Call Option	(40,190)	(92)	4.33	08/25	-
EURPLN Call Option	(43,050)	(124)	4.32	08/25	-
EURPLN Call Option	(40,331)	(108)	4.32	08/25	-
EURPLN Call Option	(40,473)	(126)	4.31	08/25	-
EURPLN Call Option	(40,616)	(148)	4.31	08/25	-
EURPLN Call Option	(40,759)	(175)	4.3	08/25	-
EURPLN Call Option	(40,903)	(207)	4.29	08/25	-
EURPLN Call Option	(41,048)	(247)	4.28	08/25	-
EURPLN Call Option	(41,194)	(293)	4.28	08/25	-
EURPLN Put Option	(41,340)	(158)	4.27	08/25	-
EURPLN Call Option	(43,210)	(146)	4.31	08/25	-
EURPLN Call Option	(42,891)	(106)	4.33	08/25	-
EURPLN Put Option	(41,636)	(95)	4.25	08/25	-
EURPLN Call Option	(43,373)	(277)	4.28	08/25	-
EURPLN Put Option	(46,273)	(54)	4.23	09/25	-
EURPLN Call Option	(42,285)	(91)	4.34	08/25	-
EURPLN Call Option	(42,438)	(106)	4.33	08/25	-
EURPLN Call Option	(42,592)	(123)	4.32	08/25	-
EURPLN Call Option	(42,746)	(144)	4.32	08/25	-
EURPLN Call Option	(42,902)	(169)	4.31	08/25	-
EURPLN Call Option	(43,058)	(198)	4.3	08/25	-
EURPLN Call Option	(43,215)	(234)	4.29	08/25	-
EURPLN Put Option	(43,532)	(224)	4.28	08/25	-
EURPLN Call Option	(42,732)	(91)	4.34	08/25	-
EURPLN Put Option	(43,692)	(178)	4.27	08/25	-
EURPLN Put Option	(43,852)	(139)	4.26	08/25	-
EURPLN Put Option	(44,014)	(108)	4.25	08/25	-
EURPLN Put Option	(44,176)	(83)	4.25	08/25	-
EURPLN Put Option	(44,340)	(63)	4.24	08/25	-
EURPLN Put Option	(44,504)	(48)	4.23	08/25	-
EURPLN Call Option	(42,419)	(67)	4.35	08/25	-
EURPLN Call Option	(42,575)	(78)	4.35	08/25	-
EURPLN Put Option	(41,488)	(123)	4.26	08/25	-
EURPLN Put Option	(41,785)	(72)	4.25	08/25	-
EURPLN Put Option	(40,994)	(24)	4.22	08/25	-
EURPLN Call Option	(39,874)	(222)	4.28	08/25	-
EURPLN Call Option	(40,011)	(267)	4.27	08/25	-
EURPLN Call Option	(40,149)	(320)	4.27	08/25	-
EURPLN Put Option	(40,288)	(100)	4.26	08/25	-
EURPLN Put Option	(40,428)	(76)	4.25	08/25	-
EURPLN Put Option	(40,568)	(57)	4.24	08/25	-
EURPLN Put Option	(40,709)	(42)	4.24	08/25	-
EURPLN Put Option	(40,851)	(32)	4.23	08/25	-
EURPLN Put Option	(41,137)	(18)	4.21	08/25	-
EURPLN Call Option	(39,601)	(154)	4.3	08/25	-
EURPLN Call Option	(39,020)	(87)	4.32	08/25	-
EURPLN Call Option	(39,153)	(104)	4.31	08/25	-
EURPLN Call Option	(39,286)	(124)	4.3	08/25	-
EURPLN Call Option	(39,421)	(149)	4.29	08/25	-
EURPLN Call Option	(39,555)	(179)	4.29	08/25	-
EURPLN Call Option	(39,691)	(217)	4.28	08/25	-
EURPLN Call Option	(39,827)	(262)	4.27	08/25	-
EURPLN Call Option	(39,964)	(316)	4.27	08/25	-
EURPLN Call Option	(39,737)	(185)	4.29	08/25	-
EURPLN Call Option	(39,466)	(129)	4.3	08/25	-
EURPLN Put Option	(41,934)	(55)	4.24	08/25	-
EURPLN Call Option	(39,028)	(317)	4.27	08/25	-
EURPLN Put Option	(42,085)	(42)	4.23	08/25	-
EURPLN Put Option	(42,236)	(32)	4.22	08/25	-
EURPLN Call Option	(38,252)	(118)	4.31	08/25	-
EURPLN Call Option	(38,380)	(138)	4.3	08/25	-
EURPLN Call Option	(38,508)	(162)	4.3	08/25	-
EURPLN Call Option	(38,637)	(192)	4.29	08/25	-
EURPLN Call Option	(38,767)	(227)	4.28	08/25	-
EURPLN Call Option	(38,897)	(268)	4.28	08/25	-
EURPLN Call Option	(39,159)	(372)	4.26	08/25	-
EURPLN Call Option	(39,331)	(109)	4.31	08/25	-
EURPLN Put Option	(39,291)	(89)	4.25	08/25	-
EURPLN Put Option	(39,424)	(69)	4.25	08/25	-
EURPLN Put Option	(39,558)	(53)	4.24	08/25	-
EURPLN Put Option	(39,692)	(40)	4.23	08/25	-
EURPLN Put Option	(39,827)	(31)	4.23	08/25	-
EURPLN Put Option	(39,963)	(24)	4.22	08/25	-
EURPLN Put Option	(40,099)	(18)	4.21	08/25	-
EURPLN Call Option	(39,197)	(92)	4.32	08/25	-
EURPLN Put Option	(46,095)	(71)	4.24	09/25	-
EURPLN Put Option	(45,919)	(92)	4.24	09/25	-
EURPLN Put Option	(45,744)	(120)	4.25	09/25	-
EURPLN Put Option	(45,569)	(154)	4.26	09/25	-
EURPLN Call Option	(43,879)	(101)	4.34	09/25	-
EURPLN Call Option	(44,044)	(116)	4.33	09/25	-
EURPLN Call Option	(44,209)	(135)	4.33	09/25	-
EURPLN Call Option	(44,376)	(157)	4.32	09/25	-
EURPLN Call Option	(44,544)	(184)	4.31	09/25	-
EURPLN Call Option	(44,712)	(216)	4.3	09/25	-
EURPLN Call Option	(44,882)	(254)	4.29	09/25	-
EURPLN Call Option	(45,052)	(300)	4.29	09/25	-
EURPLN Put Option	(45,224)	(247)	4.28	09/25	-
EURPLN Put Option	(45,396)	(197)	4.27	09/25	-
USDCNH Call Option	(49,935)	(53)	7.24	08/25	-
USDCNH Put Option	(53,003)	(11)	7.09	08/25	-
USDCNH Call Option	(51,940)	(237)	7.17	08/25	-
USDCNH Call Option	(52,071)	(289)	7.16	08/25	-
USDCNH Put Option	(52,203)	(38)	7.15	08/25	-
USDCNH Put Option	(52,335)	(30)	7.14	08/25	-
USDCNH Put Option	(52,467)	(24)	7.13	08/25	-
USDCNH Put Option	(52,601)	(20)	7.12	08/25	-
USDCNH Put Option	(52,734)	(16)	7.11	08/25	-
USDCNH Put Option	(52,868)	(13)	7.1	08/25	-
USDCNH Call Option	(51,482)	(41)	7.23	08/25	-
USDCNH Call Option	(51,679)	(152)	7.18	08/25	-
USDCNH Call Option	(51,612)	(54)	7.22	08/25	-
USDCNH Call Option	(51,743)	(70)	7.21	08/25	-
USDCNH Call Option	(51,874)	(92)	7.2	08/25	-
USDCNH Call Option	(52,005)	(119)	7.19	08/25	-
USDCNH Call Option	(52,137)	(154)	7.18	08/25	-
USDCNH Call Option	(52,270)	(196)	7.17	08/25	-
USDCNH Call Option	(52,403)	(245)	7.17	08/25	-
USDCNH Put Option	(52,536)	(42)	7.16	08/25	-
USDCNH Call Option	(51,809)	(191)	7.18	08/25	-
USDCNH Call Option	(51,549)	(119)	7.19	08/25	-
USDCNH Put Option	(52,805)	(26)	7.14	08/25	-
USDCNH Call Option	(52,133)	(352)	7.15	08/25	-
USDCNH Put Option	(59,473)	(9)	7.06	08/25	-
USDCNH Call Option	(51,224)	(78)	7.21	08/25	-
USDCNH Call Option	(51,352)	(99)	7.2	08/25	-
USDCNH Call Option	(51,481)	(127)	7.19	08/25	-
USDCNH Call Option	(51,611)	(160)	7.18	08/25	-
USDCNH Call Option	(51,741)	(200)	7.17	08/25	-
USDCNH Call Option	(51,871)	(246)	7.17	08/25	-
USDCNH Call Option	(52,002)	(297)	7.16	08/25	-
USDCNH Put Option	(52,265)	(33)	7.14	08/25	-
USDCNH Call Option	(51,420)	(92)	7.2	08/25	-
USDCNH Put Option	(52,397)	(27)	7.13	08/25	-
USDCNH Put Option	(52,530)	(22)	7.12	08/25	-
USDCNH Put Option	(52,664)	(18)	7.11	08/25	-
USDCNH Put Option	(52,798)	(15)	7.1	08/25	-
USDCNH Put Option	(52,932)	(12)	7.09	08/25	-
USDCNH Put Option	(53,067)	(10)	7.08	08/25	-
USDCNH Call Option	(51,163)	(56)	7.22	08/25	-
USDCNH Call Option	(51,291)	(72)	7.21	08/25	-
USDCNH Put Option	(52,670)	(33)	7.15	08/25	-
USDCNH Put Option	(52,940)	(21)	7.13	08/25	-
USDCNH Put Option	(57,632)	(23)	7.15	08/25	-
USDCNH Put Option	(56,622)	(10)	7.11	08/25	-
USDCNH Call Option	(55,406)	(144)	7.19	08/25	-
USDCNH Call Option	(55,556)	(191)	7.18	08/25	-
USDCNH Call Option	(55,706)	(247)	7.17	08/25	-
USDCNH Put Option	(55,857)	(35)	7.16	08/25	-
USDCNH Put Option	(56,009)	(27)	7.15	08/25	-
USDCNH Put Option	(56,161)	(20)	7.14	08/25	-
USDCNH Put Option	(56,314)	(16)	7.13	08/25	-
USDCNH Put Option	(56,468)	(13)	7.12	08/25	-
USDCNH Put Option	(56,777)	(8)	7.1	08/25	-
USDCNH Call Option	(55,108)	(77)	7.21	08/25	-
USDCNH Call Option	(56,208)	(25)	7.24	08/25	-
USDCNH Call Option	(56,364)	(36)	7.23	08/25	-
USDCNH Call Option	(56,520)	(50)	7.22	08/25	-
USDCNH Call Option	(56,677)	(70)	7.21	08/25	-
USDCNH Call Option	(56,834)	(98)	7.2	08/25	-
USDCNH Call Option	(56,993)	(137)	7.19	08/25	-
USDCNH Call Option	(57,151)	(186)	7.18	08/25	-
USDCNH Call Option	(57,311)	(245)	7.17	08/25	-
USDCNH Call Option	(55,257)	(106)	7.2	08/25	-
USDCNH Call Option	(54,960)	(57)	7.22	08/25	-
USDCNH Put Option	(53,075)	(17)	7.12	08/25	-
USDCNH Call Option	(55,538)	(180)	7.18	08/25	-
USDCNH Put Option	(53,212)	(14)	7.11	08/25	-
USDCNH Put Option	(53,348)	(11)	7.1	08/25	-
USDCNH Call Option	(54,648)	(31)	7.24	08/25	-
USDCNH Call Option	(54,795)	(41)	7.23	08/25	-
USDCNH Call Option	(54,942)	(56)	7.22	08/25	-
USDCNH Call Option	(55,090)	(75)	7.21	08/25	-
USDCNH Call Option	(55,239)	(102)	7.2	08/25	-
USDCNH Call Option	(55,388)	(136)	7.19	08/25	-
USDCNH Call Option	(55,688)	(232)	7.17	08/25	-
USDCNH Call Option	(54,812)	(41)	7.22	08/25	-
USDCNH Put Option	(55,839)	(44)	7.16	08/25	-
USDCNH Put Option	(55,990)	(33)	7.15	08/25	-
USDCNH Put Option	(56,143)	(26)	7.14	08/25	-
USDCNH Put Option	(56,295)	(20)	7.13	08/25	-
USDCNH Put Option	(56,449)	(16)	7.12	08/25	-
USDCNH Put Option	(56,603)	(13)	7.11	08/25	-
USDCNH Put Option	(56,758)	(10)	7.1	08/25	-
USDCNH Call Option	(54,666)	(30)	7.23	08/25	-
USDCNH Put Option	(59,304)	(11)	7.07	08/25	-
USDCNH Put Option	(59,135)	(14)	7.08	08/25	-
USDCNH Put Option	(58,968)	(17)	7.09	08/25	-
USDCNH Call Option	(52,186)	(97)	7.21	08/25	-
USDCNH Put Option	(53,546)	(71)	7.14	08/25	-
USDCNH Put Option	(53,685)	(58)	7.13	08/25	-
USDCNH Put Option	(53,825)	(49)	7.13	08/25	-
USDCNH Put Option	(53,965)	(41)	7.12	08/25	-
USDCNH Put Option	(54,105)	(35)	7.11	08/25	-
USDCNH Put Option	(54,246)	(30)	7.1	08/25	-
USDCNH Call Option	(51,920)	(64)	7.23	08/25	-
USDCNH Call Option	(52,053)	(79)	7.22	08/25	-
USDCNH Call Option	(52,319)	(120)	7.2	08/25	-
USDCNH Call Option	(53,270)	(266)	7.16	08/25	-
USDCNH Call Option	(52,453)	(148)	7.19	08/25	-
USDCNH Call Option	(52,587)	(182)	7.18	08/25	-
USDCNH Call Option	(52,722)	(221)	7.17	08/25	-
USDCNH Call Option	(52,858)	(266)	7.16	08/25	-
USDCNH Put Option	(52,993)	(78)	7.15	08/25	-
USDCNH Put Option	(53,130)	(64)	7.14	08/25	-
USDCNH Put Option	(53,267)	(52)	7.14	08/25	-
USDCNH Put Option	(53,404)	(44)	7.13	08/25	-
USDCNH Put Option	(53,408)	(86)	7.15	08/25	-
USDCNH Call Option	(53,133)	(221)	7.17	08/25	-
USDCNH Put Option	(58,801)	(21)	7.1	08/25	-
USDCNH Put Option	(51,052)	(95)	7.16	08/25	-
USDCNH Call Option	(50,057)	(64)	7.23	08/25	-
USDCNH Call Option	(50,180)	(77)	7.22	08/25	-
USDCNH Call Option	(50,303)	(94)	7.21	08/25	-
USDCNH Call Option	(50,427)	(114)	7.2	08/25	-
USDCNH Call Option	(50,551)	(138)	7.19	08/25	-
USDCNH Call Option	(50,675)	(167)	7.18	08/25	-
USDCNH Put Option	(50,800)	(140)	7.18	08/25	-
USDCNH Put Option	(50,926)	(115)	7.17	08/25	-
USDCNH Put Option	(51,178)	(79)	7.15	08/25	-
USDCNH Call Option	(52,996)	(182)	7.18	08/25	-
USDCNH Put Option	(51,305)	(66)	7.14	08/25	-
USDCNH Put Option	(51,433)	(55)	7.13	08/25	-
USDCNH Put Option	(51,561)	(47)	7.12	08/25	-
USDCNH Call Option	(52,321)	(65)	7.23	08/25	-
USDCNH Call Option	(52,455)	(80)	7.22	08/25	-
USDCNH Call Option	(52,589)	(98)	7.21	08/25	-
USDCNH Call Option	(52,725)	(121)	7.2	08/25	-
USDCNH Call Option	(52,860)	(149)	7.19	08/25	-
USDCNH Put Option	(53,542)	(37)	7.12	08/25	-
USDCNH Put Option	(53,681)	(31)	7.11	08/25	-
USDCNH Put Option	(53,820)	(26)	7.1	08/25	-
USDCNH Call Option	(57,169)	(103)	7.2	08/25	-
USDCNH Call Option	(60,858)	(408)	7.15	08/25	-
USDCNH Put Option	(61,039)	(47)	7.14	08/25	-
USDCNH Put Option	(61,220)	(37)	7.13	08/25	-
USDCNH Put Option	(61,402)	(30)	7.11	08/25	-
USDCNH Put Option	(61,585)	(24)	7.1	08/25	-
USDCNH Put Option	(61,769)	(20)	7.09	08/25	-
USDCNH Put Option	(61,953)	(16)	7.08	08/25	-
USDCNH Put Option	(62,139)	(13)	7.07	08/25	-
USDCNH Call Option	(57,329)	(134)	7.19	08/25	-
USDCNH Call Option	(54,292)	(75)	7.22	08/25	-
USDCNH Call Option	(57,490)	(173)	7.18	08/25	-
USDCNH Call Option	(57,651)	(221)	7.17	08/25	-
USDCNH Call Option	(57,813)	(276)	7.16	08/25	-
USDCNH Call Option	(57,976)	(339)	7.15	08/25	-
USDCNH Call Option	(58,140)	(408)	7.14	08/25	-
USDCNH Call Option	(58,304)	(480)	7.13	08/25	-
USDCNH Put Option	(58,469)	(31)	7.12	08/25	-
USDCNH Put Option	(58,634)	(25)	7.11	08/25	-
USDCNH Call Option	(60,679)	(336)	7.16	08/25	-
USDCNH Call Option	(60,500)	(270)	7.17	08/25	-
USDCNH Call Option	(60,322)	(213)	7.18	08/25	-
USDCNH Call Option	(60,145)	(165)	7.19	08/25	-
USDCNH Call Option	(54,437)	(94)	7.21	08/25	-
USDCNH Call Option	(54,582)	(117)	7.2	08/25	-
USDCNH Call Option	(54,728)	(147)	7.19	08/25	-
USDCNH Call Option	(54,875)	(184)	7.18	08/25	-
USDCNH Call Option	(55,022)	(227)	7.17	08/25	-
USDCNH Call Option	(55,170)	(276)	7.16	08/25	-
USDCNH Call Option	(55,319)	(331)	7.15	08/25	-
USDCNH Put Option	(55,468)	(60)	7.14	08/25	-
USDCNH Put Option	(55,617)	(49)	7.13	08/25	-
USDCNH Put Option	(55,768)	(40)	7.12	08/25	-
USDCNH Put Option	(55,919)	(33)	7.11	08/25	-
USDCNH Put Option	(56,070)	(28)	7.11	08/25	-
USDCNH Put Option	(56,222)	(23)	7.1	08/25	-
USDCNH Put Option	(56,375)	(20)	7.09	08/25	-
USDCNH Call Option	(59,617)	(74)	7.22	08/25	-
USDCNH Call Option	(59,792)	(97)	7.21	08/25	-
USDCNH Call Option	(59,968)	(127)	7.2	08/25	-
USDCNH Put Option	(57,471)	(32)	7.16	08/25	-
USDCNH Put Option	(57,794)	(18)	7.14	08/25	-
USDCNH Put Option	(65,355)	-	7.12	08/25	-
USDCNH Call Option	(63,724)	(18)	7.21	08/25	-
USDCNH Call Option	(63,924)	(51)	7.2	08/25	-
USDCNH Call Option	(64,126)	(111)	7.19	08/25	-
USDCNH Call Option	(64,328)	(199)	7.18	08/25	-
USDCNH Call Option	(64,532)	(299)	7.17	08/25	-
USDCNH Call Option	(64,736)	(401)	7.16	08/25	-
USDCNH Call Option	(64,941)	(504)	7.14	08/25	-
USDCNH Put Option	(65,148)	-	7.13	08/25	-
USDCNH Put Option	(65,563)	-	7.11	08/25	-
USDCNH Put Option	(59,847)	-	7.08	08/25	-
USDCNH Put Option	(65,772)	-	7.1	08/25	-
USDCNH Put Option	(65,983)	-	7.09	08/25	-
USDCNH Put Option	(66,194)	-	7.08	08/25	-
USDCNH Put Option	(66,406)	-	7.06	08/25	-
USDCNH Call Option	(63,524)	(4)	7.22	08/25	-
USDCNH Put Option	(59,674)	-	7.09	08/25	-
USDCNH Call Option	(57,821)	(37)	7.21	08/25	-
USDCNH Put Option	(56,360)	(2)	7.14	08/25	-
USDCNH Put Option	(56,514)	(1)	7.13	08/25	-
USDCNH Put Option	(56,670)	-	7.12	08/25	-
USDCNH Put Option	(56,826)	-	7.11	08/25	-
USDCNH Put Option	(56,982)	-	7.1	08/25	-
USDCNH Put Option	(57,139)	-	7.09	08/25	-
USDCNH Call Option	(57,493)	(7)	7.23	08/25	-
USDCNH Call Option	(57,657)	(17)	7.22	08/25	-
USDCNH Call Option	(57,986)	(70)	7.2	08/25	-
USDCNH Put Option	(59,502)	-	7.11	08/25	-
USDCNH Call Option	(58,151)	(122)	7.19	08/25	-
USDCNH Call Option	(58,318)	(191)	7.18	08/25	-
USDCNH Call Option	(58,485)	(270)	7.17	08/25	-
USDCNH Call Option	(58,652)	(353)	7.16	08/25	-
USDCNH Put Option	(58,821)	(1)	7.15	08/25	-
USDCNH Put Option	(58,990)	-	7.14	08/25	-
USDCNH Put Option	(59,160)	-	7.13	08/25	-
USDCNH Put Option	(59,330)	-	7.12	08/25	-
USDCNH Put Option	(57,956)	(13)	7.13	08/25	-
USDCNH Put Option	(56,206)	(3)	7.15	08/25	-
USDCNH Call Option	(56,052)	(332)	7.16	08/25	-
USDCNH Call Option	(55,900)	(259)	7.17	08/25	-
USDCNH Put Option	(57,436)	(4)	7.11	08/25	-
USDCNH Call Option	(56,182)	(141)	7.19	08/25	-
USDCNH Call Option	(56,336)	(195)	7.18	08/25	-
USDCNH Call Option	(56,491)	(258)	7.17	08/25	-
USDCNH Call Option	(56,647)	(327)	7.16	08/25	-
USDCNH Put Option	(56,804)	(15)	7.15	08/25	-
USDCNH Put Option	(56,961)	(11)	7.14	08/25	-
USDCNH Put Option	(57,118)	(8)	7.13	08/25	-
USDCNH Put Option	(57,277)	(6)	7.12	08/25	-
USDCNH Put Option	(57,596)	(3)	7.1	08/25	-
USDCNH Call Option	(55,874)	(69)	7.21	08/25	-
USDCNH Put Option	(57,756)	(2)	7.09	08/25	-
USDCNH Call Option	(55,190)	(33)	7.22	08/25	-
USDCNH Call Option	(55,340)	(49)	7.21	08/25	-
USDCNH Call Option	(55,490)	(72)	7.2	08/25	-
USDCNH Call Option	(55,641)	(106)	7.19	08/25	-
USDCNH Call Option	(55,792)	(152)	7.18	08/25	-
USDCNH Call Option	(55,944)	(209)	7.17	08/25	-
USDCNH Call Option	(56,097)	(274)	7.16	08/25	-
USDCNH Call Option	(56,028)	(99)	7.2	08/25	-
USDCNH Call Option	(55,722)	(48)	7.22	08/25	-
USDCNH Call Option	(55,747)	(189)	7.18	08/25	-
USDCNH Call Option	(57,458)	(172)	7.18	08/25	-
USDCNH Put Option	(58,119)	(10)	7.12	08/25	-
USDCNH Put Option	(58,282)	(8)	7.11	08/25	-
USDCNH Put Option	(58,447)	(6)	7.1	08/25	-
USDCNH Call Option	(56,660)	(29)	7.23	08/25	-
USDCNH Call Option	(56,818)	(43)	7.22	08/25	-
USDCNH Call Option	(56,977)	(61)	7.21	08/25	-
USDCNH Call Option	(57,137)	(87)	7.2	08/25	-
USDCNH Call Option	(57,297)	(123)	7.19	08/25	-
USDCNH Call Option	(57,619)	(231)	7.17	08/25	-
USDCNH Call Option	(55,570)	(33)	7.23	08/25	-
USDCNH Call Option	(57,781)	(299)	7.16	08/25	-
USDCNH Put Option	(57,944)	(21)	7.15	08/25	-
USDCNH Put Option	(58,107)	(16)	7.14	08/25	-
USDCNH Put Option	(58,272)	(12)	7.13	08/25	-
USDCNH Put Option	(58,437)	(9)	7.12	08/25	-
USDCNH Put Option	(58,602)	(7)	7.11	08/25	-
USDCNH Put Option	(58,768)	(5)	7.1	08/25	-
USDCNH Put Option	(58,935)	(3)	7.09	08/25	-
USDCNH Call Option	(56,251)	(345)	7.15	08/25	-
USDCNH Put Option	(56,405)	(11)	7.14	08/25	-
USDCNH Put Option	(56,559)	(8)	7.13	08/25	-
USDCNH Put Option	(56,681)	(4)	7.14	08/25	-
USDCNH Call Option	(55,454)	(32)	7.22	08/25	-
USDCNH Call Option	(55,605)	(52)	7.21	08/25	-
USDCNH Call Option	(55,757)	(82)	7.2	08/25	-
USDCNH Call Option	(55,909)	(125)	7.19	08/25	-
USDCNH Call Option	(56,062)	(183)	7.18	08/25	-
USDCNH Call Option	(56,216)	(250)	7.17	08/25	-
USDCNH Put Option	(56,370)	(8)	7.16	08/25	-
USDCNH Put Option	(56,525)	(5)	7.15	08/25	-
USDCNH Put Option	(56,837)	(2)	7.13	08/25	-
USDCNH Put Option	(56,714)	(6)	7.12	08/25	-
USDCNH Put Option	(56,994)	(1)	7.12	08/25	-
USDCNH Put Option	(57,152)	(1)	7.11	08/25	-
USDCNH Put Option	(57,310)	-	7.1	08/25	-
USDCNH Call Option	(54,996)	(15)	7.23	08/25	-
USDCNH Call Option	(55,145)	(28)	7.22	08/25	-
USDCNH Call Option	(55,295)	(49)	7.21	08/25	-
USDCNH Call Option	(55,445)	(81)	7.2	08/25	-
USDCNH Call Option	(55,596)	(128)	7.19	08/25	-
USDCNH Call Option	(55,303)	(19)	7.23	08/25	-
USDCNH Call Option	(55,153)	(10)	7.24	08/25	-
USDCNH Put Option	(58,285)	(1)	7.09	08/25	-
USDCNH Put Option	(58,121)	(2)	7.1	08/25	-
USDCNH Put Option	(56,870)	(4)	7.11	08/25	-
USDCNH Put Option	(57,027)	(3)	7.1	08/25	-
USDCNH Put Option	(57,184)	(2)	7.09	08/25	-
USDCNH Put Option	(57,342)	(1)	7.08	08/25	-
USDCNH Call Option	(56,060)	(16)	7.23	08/25	-
USDCNH Call Option	(56,214)	(27)	7.22	08/25	-
USDCNH Call Option	(56,370)	(42)	7.21	08/25	-
USDCNH Call Option	(56,526)	(64)	7.2	08/25	-
USDCNH Call Option	(56,682)	(97)	7.19	08/25	-
USDCNH Call Option	(56,839)	(144)	7.18	08/25	-
USDCNH Call Option	(56,997)	(204)	7.17	08/25	-
USDCNH Call Option	(57,156)	(273)	7.16	08/25	-
USDCNH Put Option	(57,315)	(12)	7.15	08/25	-
USDCNH Put Option	(57,475)	(8)	7.14	08/25	-
USDCNH Put Option	(57,636)	(6)	7.13	08/25	-
USDCNH Put Option	(57,797)	(4)	7.12	08/25	-
USDCNH Put Option	(57,959)	(3)	7.11	08/25	-
USDKRW Call Option	(86,273)	(154)	1412.84	08/25	-
USDKRW Put Option	(90,457)	(345)	1377.88	08/25	-
USDKRW Put Option	(91,210)	(242)	1372.18	08/25	-
USDKRW Put Option	(91,972)	(166)	1366.48	08/25	-
USDKRW Put Option	(92,745)	(111)	1360.78	08/25	-
USDKRW Put Option	(93,526)	(73)	1355.08	08/25	-
USDKRW Put Option	(94,318)	(47)	1349.37	08/25	-
USDKRW Call Option	(84,884)	(70)	1424.35	08/25	-
USDKRW Call Option	(85,574)	(105)	1418.59	08/25	-
USDKRW Call Option	(86,980)	(222)	1407.08	08/25	-
USDKRW Call Option	(88,978)	(643)	1389.28	08/25	-
USDKRW Call Option	(87,697)	(315)	1401.32	08/25	-
USDKRW Call Option	(88,422)	(438)	1395.56	08/25	-
USDKRW Call Option	(89,156)	(598)	1389.8	08/25	-
USDKRW Call Option	(89,899)	(800)	1384.05	08/25	-
USDKRW Put Option	(90,652)	(323)	1378.29	08/25	-
USDKRW Put Option	(91,414)	(221)	1372.53	08/25	-
USDKRW Put Option	(92,186)	(147)	1366.77	08/25	-
USDKRW Put Option	(92,967)	(96)	1361.02	08/25	-
USDKRW Put Option	(89,713)	(479)	1383.58	08/25	-
USDKRW Call Option	(88,253)	(481)	1394.98	08/25	-
USDKRW Put Option	(94,561)	(38)	1349.5	08/25	-
USDKRW Put Option	(93,101)	(341)	1374.95	08/25	-
USDKRW Call Option	(87,121)	(132)	1421.36	08/25	-
USDKRW Call Option	(87,837)	(184)	1415.56	08/25	-
USDKRW Call Option	(88,561)	(254)	1409.75	08/25	-
USDKRW Call Option	(89,294)	(345)	1403.95	08/25	-
USDKRW Call Option	(90,037)	(464)	1398.15	08/25	-
USDKRW Call Option	(90,789)	(615)	1392.35	08/25	-
USDKRW Put Option	(91,550)	(631)	1386.55	08/25	-
USDKRW Put Option	(92,321)	(469)	1380.75	08/25	-
USDKRW Put Option	(93,892)	(242)	1369.15	08/25	-
USDKRW Call Option	(87,536)	(353)	1400.68	08/25	-
USDKRW Put Option	(94,692)	(168)	1363.35	08/25	-
USDKRW Put Option	(95,503)	(115)	1357.55	08/25	-
USDKRW Put Option	(96,325)	(77)	1351.75	08/25	-
USDKRW Call Option	(84,079)	(60)	1429.18	08/25	-
USDKRW Call Option	(84,754)	(89)	1423.48	08/25	-
USDKRW Call Option	(85,437)	(128)	1417.78	08/25	-
USDKRW Call Option	(86,128)	(182)	1412.08	08/25	-
USDKRW Call Option	(86,828)	(256)	1406.38	08/25	-
USDKRW Put Option	(93,759)	(61)	1355.26	08/25	-
USDKRW Put Option	(95,373)	(23)	1343.74	08/25	-
USDKRW Put Option	(96,406)	(8)	1345.08	08/25	-
USDKRW Call Option	(87,671)	(115)	1410.5	08/25	-
USDKRW Put Option	(87,971)	(152)	1372.29	08/25	-
USDKRW Put Option	(88,696)	(96)	1366.68	08/25	-
USDKRW Put Option	(89,429)	(59)	1361.06	08/25	-
USDKRW Put Option	(90,171)	(35)	1355.45	08/25	-
USDKRW Put Option	(90,923)	(20)	1349.83	08/25	-
USDKRW Put Option	(91,684)	(11)	1344.22	08/25	-
USDKRW Put Option	(92,455)	(5)	1338.6	08/25	-
USDKRW Call Option	(86,936)	(69)	1416.45	08/25	-
USDKRW Call Option	(88,415)	(183)	1404.55	08/25	-
USDKRW Call Option	(86,549)	(737)	1383.52	08/25	-
USDKRW Call Option	(89,169)	(282)	1398.6	08/25	-
USDKRW Call Option	(89,932)	(424)	1392.66	08/25	-
USDKRW Call Option	(90,705)	(616)	1386.71	08/25	-
USDKRW Call Option	(91,488)	(862)	1380.76	08/25	-
USDKRW Call Option	(92,281)	(1159)	1374.81	08/25	(0.01)
USDKRW Put Option	(93,085)	(97)	1368.87	08/25	-
USDKRW Put Option	(93,899)	(55)	1362.92	08/25	-
USDKRW Put Option	(94,724)	(31)	1356.97	08/25	-
USDKRW Call Option	(87,256)	(977)	1377.9	08/25	(0.01)
USDKRW Call Option	(85,851)	(540)	1389.13	08/25	-
USDKRW Call Option	(84,870)	(86)	1418.97	08/25	-
USDKRW Put Option	(91,394)	(127)	1367.38	08/25	-
USDKRW Call Option	(85,559)	(131)	1413.24	08/25	-
USDKRW Call Option	(86,258)	(194)	1407.5	08/25	-
USDKRW Call Option	(86,965)	(281)	1401.77	08/25	-
USDKRW Call Option	(87,680)	(398)	1396.04	08/25	-
USDKRW Call Option	(88,405)	(553)	1390.31	08/25	-
USDKRW Call Option	(89,138)	(751)	1384.58	08/25	-
USDKRW Call Option	(89,881)	(993)	1378.84	08/25	(0.01)
USDKRW Put Option	(90,633)	(196)	1373.11	08/25	-
USDKRW Put Option	(92,166)	(81)	1361.65	08/25	-
USDKRW Call Option	(85,161)	(385)	1394.75	08/25	-
USDKRW Put Option	(92,947)	(50)	1355.92	08/25	-
USDKRW Put Option	(93,737)	(30)	1350.18	08/25	-
USDKRW Put Option	(94,538)	(17)	1344.45	08/25	-
USDKRW Put Option	(95,350)	(9)	1338.72	08/25	-
USDKRW Call Option	(82,484)	(78)	1417.21	08/25	-
USDKRW Call Option	(83,141)	(121)	1411.59	08/25	-
USDKRW Call Option	(83,806)	(182)	1405.98	08/25	-
USDKRW Call Option	(84,480)	(268)	1400.36	08/25	-
USDKRW Call Option	(86,415)	(94)	1427.16	08/25	-
USDKRW Call Option	(85,716)	(64)	1432.96	08/25	-
USDKRW Put Option	(93,007)	(74)	1349.93	08/25	-
USDKRW Call Option	(88,657)	(1278)	1375.46	08/25	(0.01)
USDKRW Put Option	(97,998)	(118)	1346.06	08/25	-
USDKRW Put Option	(98,867)	(85)	1340.13	08/25	-
USDKRW Put Option	(99,748)	(60)	1334.2	08/25	-
USDKRW Call Option	(85,202)	(423)	1403.07	08/25	-
USDKRW Call Option	(85,877)	(539)	1397.54	08/25	-
USDKRW Call Option	(86,559)	(680)	1392.02	08/25	-
USDKRW Call Option	(87,250)	(849)	1386.5	08/25	-
USDKRW Call Option	(87,949)	(1049)	1380.98	08/25	(0.01)
USDKRW Call Option	(89,373)	(1537)	1369.93	08/25	(0.01)
USDKRW Put Option	(96,293)	(223)	1357.92	08/25	-
USDKRW Call Option	(90,098)	(1823)	1364.41	08/25	(0.01)
USDKRW Put Option	(90,832)	(181)	1358.89	08/25	-
USDKRW Put Option	(91,575)	(132)	1353.37	08/25	-
USDKRW Put Option	(92,326)	(95)	1347.85	08/25	-
USDKRW Put Option	(93,088)	(68)	1342.32	08/25	-
USDKRW Put Option	(93,858)	(48)	1336.8	08/25	-
USDKRW Put Option	(94,638)	(33)	1331.28	08/25	-
USDKRW Put Option	(95,428)	(22)	1325.76	08/25	-
USDKRW Put Option	(97,140)	(164)	1351.99	08/25	-
USDKRW Put Option	(95,457)	(301)	1363.86	08/25	-
USDKRW Put Option	(92,246)	(108)	1355.49	08/25	-
USDKRW Put Option	(93,929)	(112)	1343.68	08/25	-
USDKRW Call Option	(87,898)	(855)	1389.01	08/25	-
USDKRW Call Option	(88,620)	(1047)	1383.35	08/25	(0.01)
USDKRW Call Option	(89,350)	(1268)	1377.68	08/25	(0.01)
USDKRW Put Option	(90,090)	(450)	1372.01	08/25	-
USDKRW Put Option	(90,838)	(349)	1366.35	08/25	-
USDKRW Put Option	(91,597)	(267)	1360.68	08/25	-
USDKRW Put Option	(92,364)	(202)	1355.02	08/25	-
USDKRW Put Option	(93,141)	(151)	1349.35	08/25	-
USDKRW Put Option	(94,726)	(82)	1338.02	08/25	-
USDKRW Put Option	(94,632)	(400)	1369.79	08/25	-
USDKRW Call Option	(88,402)	(269)	1417.24	08/25	-
USDKRW Call Option	(89,146)	(350)	1411.31	08/25	-
USDKRW Call Option	(89,900)	(451)	1405.38	08/25	-
USDKRW Call Option	(90,664)	(577)	1399.44	08/25	-
USDKRW Call Option	(91,438)	(731)	1393.51	08/25	-
USDKRW Call Option	(92,221)	(917)	1387.58	08/25	-
USDKRW Call Option	(93,014)	(1137)	1381.65	08/25	(0.01)
USDKRW Call Option	(93,818)	(1391)	1375.72	08/25	(0.01)
USDKRW Call Option	(84,013)	(205)	1416.92	08/25	-
USDKRW Call Option	(84,672)	(270)	1411.4	08/25	-
USDKRW Call Option	(85,338)	(352)	1405.88	08/25	-
USDKRW Call Option	(85,117)	(244)	1411.11	08/25	-
USDKRW Put Option	(89,302)	(280)	1369.99	08/25	-
USDKRW Put Option	(90,022)	(204)	1364.49	08/25	-
USDKRW Put Option	(90,752)	(147)	1358.99	08/25	-
USDKRW Put Option	(91,490)	(104)	1353.5	08/25	-
USDKRW Put Option	(92,238)	(73)	1348	08/25	-
USDKRW Call Option	(83,139)	(97)	1427.8	08/25	-
USDKRW Call Option	(83,791)	(133)	1422.23	08/25	-
USDKRW Call Option	(84,450)	(181)	1416.67	08/25	-
USDKRW Call Option	(85,792)	(325)	1405.55	08/25	-
USDKRW Call Option	(86,012)	(454)	1400.36	08/25	-
USDKRW Call Option	(86,475)	(428)	1399.99	08/25	-
USDKRW Call Option	(87,166)	(558)	1394.42	08/25	-
USDKRW Call Option	(87,866)	(718)	1388.86	08/25	-
USDKRW Put Option	(88,574)	(542)	1383.3	08/25	-
USDKRW Put Option	(89,291)	(407)	1377.74	08/25	-
USDKRW Put Option	(90,016)	(300)	1372.18	08/25	-
USDKRW Put Option	(90,750)	(217)	1366.62	08/25	-
USDKRW Put Option	(91,493)	(154)	1361.05	08/25	-
USDKRW Put Option	(88,589)	(378)	1375.48	08/25	-
USDKRW Put Option	(87,886)	(500)	1380.98	08/25	-
USDKRW Call Option	(87,191)	(808)	1386.47	08/25	-
USDKRW Call Option	(86,503)	(638)	1391.97	08/25	-
USDKRW Call Option	(86,694)	(581)	1394.84	08/25	-
USDKRW Call Option	(87,384)	(736)	1389.32	08/25	-
USDKRW Call Option	(88,083)	(921)	1383.8	08/25	-
USDKRW Call Option	(88,789)	(1137)	1378.28	08/25	(0.01)
USDKRW Put Option	(89,505)	(352)	1372.76	08/25	-
USDKRW Put Option	(90,229)	(261)	1367.24	08/25	-
USDKRW Put Option	(90,962)	(191)	1361.72	08/25	-
USDKRW Put Option	(91,704)	(138)	1356.2	08/25	-
USDKRW Put Option	(92,455)	(98)	1350.68	08/25	-
USDKRW Put Option	(93,215)	(69)	1345.16	08/25	-
USDKRW Put Option	(93,985)	(48)	1339.64	08/25	-
USDKRW Call Option	(82,546)	(124)	1424.94	08/25	-
USDKRW Call Option	(83,187)	(167)	1419.44	08/25	-
USDKRW Call Option	(83,835)	(223)	1413.95	08/25	-
USDKRW Call Option	(84,490)	(294)	1408.45	08/25	-
USDKRW Call Option	(85,153)	(385)	1402.96	08/25	-
USDKRW Call Option	(85,824)	(498)	1397.46	08/25	-
USDKRW Put Option	(95,560)	(16)	1351.03	08/25	-
USDKRW Put Option	(97,265)	(3)	1339.13	08/25	-
USDKRW Call Option	(86,481)	(555)	1400.35	08/25	-
USDKRW Put Option	(98,134)	(1)	1333.18	08/25	-
USDKRW Call Option	(86,211)	(62)	1406.86	08/25	-
USDKRW Call Option	(95,592)	(1311)	1371.99	08/25	(0.01)
USDKRW Put Option	(96,460)	(36)	1365.81	08/25	-
USDKRW Put Option	(97,339)	(16)	1359.62	08/25	-
USDKRW Put Option	(98,231)	(7)	1353.44	08/25	-
USDKRW Put Option	(99,134)	(2)	1347.25	08/25	-
USDKRW Put Option	(100,051)	(1)	1341.07	08/25	-
USDKRW Put Option	(100,980)	-	1334.89	08/25	-
USDKRW Put Option	(101,922)	-	1328.7	08/25	-
USDKRW Call Option	(86,938)	(123)	1400.97	08/25	-
USDKRW Call Option	(93,892)	(646)	1384.36	08/25	-
USDKRW Call Option	(87,674)	(225)	1395.08	08/25	-
USDKRW Call Option	(88,419)	(384)	1389.19	08/25	-
USDKRW Call Option	(89,174)	(612)	1383.29	08/25	-
USDKRW Call Option	(89,939)	(905)	1377.4	08/25	-
USDKRW Call Option	(90,713)	(1249)	1371.51	08/25	(0.01)
USDKRW Call Option	(91,498)	(1624)	1365.61	08/25	(0.01)
USDKRW Put Option	(92,293)	(7)	1359.72	08/25	-
USDKRW Put Option	(93,098)	(2)	1353.83	08/25	-
USDKRW Call Option	(94,736)	(949)	1378.17	08/25	-
USDKRW Call Option	(93,059)	(414)	1390.54	08/25	-
USDKRW Put Option	(95,988)	(51)	1365.22	08/25	-
USDKRW Call Option	(89,445)	(67)	1414.27	08/25	-
USDKRW Call Option	(90,226)	(115)	1408.14	08/25	-
USDKRW Call Option	(91,017)	(193)	1402	08/25	-
USDKRW Call Option	(91,818)	(311)	1395.87	08/25	-
USDKRW Call Option	(92,630)	(482)	1389.74	08/25	-
USDKRW Call Option	(93,453)	(717)	1383.61	08/25	-
USDKRW Call Option	(94,287)	(1014)	1377.48	08/25	(0.01)
USDKRW Call Option	(95,132)	(1365)	1371.35	08/25	(0.01)
USDKRW Put Option	(96,856)	(26)	1359.09	08/25	-
USDKRW Call Option	(92,236)	(251)	1396.72	08/25	-
USDKRW Put Option	(97,736)	(13)	1352.95	08/25	-
USDKRW Put Option	(98,628)	(5)	1346.82	08/25	-
USDKRW Put Option	(99,532)	(2)	1340.69	08/25	-
USDKRW Put Option	(100,449)	(1)	1334.56	08/25	-
USDKRW Put Option	(101,378)	-	1328.43	08/25	-
USDKRW Call Option	(89,834)	(40)	1415.28	08/25	-
USDKRW Call Option	(90,624)	(78)	1409.09	08/25	-
USDKRW Call Option	(91,425)	(144)	1402.91	08/25	-
USDKRW Put Option	(93,914)	(1)	1347.94	08/25	-
USDKRW Put Option	(94,740)	-	1342.04	08/25	-
USDKRW Put Option	(95,578)	-	1336.15	08/25	-
USDKRW Put Option	(101,946)	-	1320.58	08/25	-
USDKRW Call Option	(94,664)	(1341)	1370.43	08/25	(0.01)
USDKRW Call Option	(95,531)	(1779)	1364.19	08/25	(0.01)
USDKRW Call Option	(96,410)	(2229)	1357.96	08/25	(0.01)
USDKRW Put Option	(97,301)	-	1351.73	08/25	-
USDKRW Put Option	(98,204)	-	1345.5	08/25	-
USDKRW Put Option	(99,120)	-	1339.27	08/25	-
USDKRW Put Option	(100,049)	-	1333.04	08/25	-
USDKRW Put Option	(100,991)	-	1326.81	08/25	-
USDKRW Put Option	(102,915)	-	1314.34	08/25	-
USDKRW Put Option	(96,426)	-	1330.26	08/25	-
USDKRW Call Option	(93,809)	(919)	1376.66	08/25	-
USDKRW Call Option	(92,966)	(542)	1382.89	08/25	-
USDKRW Call Option	(92,134)	(262)	1389.12	08/25	-
USDKRW Call Option	(91,313)	(105)	1395.35	08/25	-
USDKRW Put Option	(97,286)	-	1324.36	08/25	-
USDKRW Call Option	(84,693)	(35)	1406.27	08/25	-
USDKRW Call Option	(85,403)	(85)	1400.41	08/25	-
USDKRW Call Option	(86,121)	(178)	1394.56	08/25	-
USDKRW Call Option	(86,849)	(334)	1388.7	08/25	-
USDKRW Call Option	(87,586)	(570)	1382.84	08/25	-
USDKRW Call Option	(88,333)	(877)	1376.99	08/25	-
USDKRW Call Option	(89,089)	(1229)	1371.13	08/25	(0.01)
USDKRW Call Option	(89,855)	(1607)	1365.28	08/25	(0.01)
USDKRW Put Option	(90,631)	(2)	1359.42	08/25	-
USDKRW Put Option	(91,417)	-	1353.56	08/25	-
USDKRW Put Option	(92,213)	-	1347.71	08/25	-
USDKRW Put Option	(93,020)	-	1341.85	08/25	-
USDKRW Put Option	(93,837)	-	1335.99	08/25	-
USDKRW Put Option	(94,665)	-	1330.14	08/25	-
USDKRW Put Option	(95,504)	-	1324.28	08/25	-
USDKRW Call Option	(90,502)	(32)	1401.58	08/25	-
USDKRW Call Option	(87,185)	(692)	1394.68	08/25	-
USDKRW Call Option	(85,786)	(441)	1406.01	08/25	-
USDKRW Call Option	(85,098)	(349)	1411.68	08/25	-
USDKRW Call Option	(83,993)	(222)	1428.47	09/25	-
USDKRW Call Option	(84,667)	(278)	1422.77	09/25	-
USDKRW Call Option	(86,040)	(430)	1411.38	09/25	-
USDKRW Call Option	(85,349)	(347)	1417.08	09/25	-
USDKRW Call Option	(86,739)	(531)	1405.68	09/25	-
USDKRW Call Option	(88,083)	(721)	1394.5	08/25	-
USDKRW Put Option	(94,508)	(166)	1346.99	08/25	-
USDKRW Put Option	(95,306)	(125)	1341.33	08/25	-
USDKRW Call Option	(83,930)	(180)	1428.58	08/25	-
USDKRW Call Option	(84,601)	(230)	1422.9	08/25	-
USDKRW Call Option	(85,281)	(293)	1417.22	08/25	-
USDKRW Call Option	(85,969)	(370)	1411.54	08/25	-
USDKRW Call Option	(86,665)	(465)	1405.86	08/25	-
USDKRW Call Option	(87,370)	(581)	1400.18	08/25	-
USDKRW Call Option	(88,805)	(887)	1388.82	08/25	-
USDKRW Put Option	(92,940)	(283)	1358.3	08/25	-
USDKRW Put Option	(89,536)	(757)	1383.14	08/25	-
USDKRW Put Option	(90,276)	(607)	1377.45	08/25	-
USDKRW Put Option	(91,026)	(481)	1371.77	08/25	-
USDKRW Put Option	(91,784)	(376)	1366.09	08/25	-
USDKRW Put Option	(92,552)	(290)	1360.41	08/25	-
USDKRW Put Option	(93,330)	(222)	1354.73	08/25	-
USDKRW Put Option	(94,118)	(168)	1349.05	08/25	-
USDKRW Call Option	(84,419)	(274)	1417.34	08/25	-
USDKRW Put Option	(93,719)	(218)	1352.64	08/25	-
USDKRW Put Option	(92,171)	(363)	1363.95	08/25	-
USDKRW Call Option	(87,447)	(653)	1399.98	09/25	-
USDKRW Put Option	(94,224)	(212)	1348.69	09/25	-
USDKRW Call Option	(88,163)	(797)	1394.28	09/25	-
USDKRW Call Option	(88,888)	(966)	1388.58	09/25	(0.01)
USDKRW Put Option	(89,622)	(831)	1382.88	09/25	-
USDKRW Put Option	(90,365)	(680)	1377.19	09/25	-
USDKRW Put Option	(91,118)	(549)	1371.49	09/25	-
USDKRW Put Option	(91,880)	(439)	1365.79	09/25	-
USDKRW Put Option	(92,651)	(348)	1360.09	09/25	-
USDKRW Put Option	(93,432)	(273)	1354.39	09/25	-
USDKRW Call Option	(84,978)	(272)	1420.5	08/25	-
USDKRW Put Option	(91,412)	(462)	1369.61	08/25	-
USDKRW Call Option	(85,659)	(343)	1414.85	08/25	-
USDKRW Call Option	(86,348)	(429)	1409.19	08/25	-
USDKRW Call Option	(87,045)	(534)	1403.54	08/25	-
USDKRW Call Option	(87,751)	(660)	1397.88	08/25	-
USDKRW Call Option	(88,465)	(811)	1392.23	08/25	-
USDKRW Call Option	(89,188)	(988)	1386.57	08/25	(0.01)
USDKRW Call Option	(89,920)	(1192)	1380.92	08/25	(0.01)
USDKRW Put Option	(90,661)	(581)	1375.26	08/25	-
USDINR Put Option	(49,961)	-	84.9	08/25	-
USDINR Call Option	(48,300)	(701)	86.34	08/25	-
USDINR Call Option	(48,503)	(804)	86.16	08/25	-
USDINR Call Option	(48,708)	(908)	85.98	08/25	-
USDINR Call Option	(48,913)	(1013)	85.8	08/25	(0.01)
USDINR Put Option	(49,120)	-	85.62	08/25	-
USDINR Put Option	(49,329)	-	85.44	08/25	-
USDINR Put Option	(49,538)	-	85.26	08/25	-
USDINR Put Option	(49,749)	-	85.08	08/25	-
USDINR Put Option	(50,175)	-	84.71	08/25	-
USDINR Call Option	(47,898)	(500)	86.7	08/25	-
USDINR Put Option	(50,390)	-	84.53	08/25	-
USDINR Call Option	(47,570)	(287)	87.09	08/25	-
USDINR Call Option	(47,770)	(382)	86.91	08/25	-
USDINR Call Option	(47,970)	(481)	86.73	08/25	-
USDINR Call Option	(48,172)	(582)	86.55	08/25	-
USDINR Call Option	(48,376)	(685)	86.37	08/25	-
USDINR Call Option	(48,580)	(788)	86.19	08/25	-
USDINR Call Option	(48,786)	(893)	86	08/25	-
USDINR Call Option	(48,099)	(599)	86.52	08/25	-
USDINR Call Option	(47,699)	(403)	86.89	08/25	-
USDINR Put Option	(49,201)	-	85.64	08/25	-
USDINR Call Option	(49,657)	(735)	86.33	08/25	-
USDINR Put Option	(52,234)	-	84.72	08/25	-
USDINR Put Option	(52,466)	-	84.53	08/25	-
USDINR Put Option	(52,700)	-	84.34	08/25	-
USDINR Call Option	(48,606)	(246)	87.25	08/25	-
USDINR Call Option	(48,813)	(330)	87.07	08/25	-
USDINR Call Option	(49,022)	(424)	86.88	08/25	-
USDINR Call Option	(49,233)	(524)	86.7	08/25	-
USDINR Call Option	(49,444)	(628)	86.51	08/25	-
USDINR Call Option	(49,872)	(843)	86.14	08/25	-
USDINR Call Option	(47,501)	(311)	87.07	08/25	-
USDINR Call Option	(50,088)	(953)	85.95	08/25	-
USDINR Put Option	(50,305)	-	85.77	08/25	-
USDINR Put Option	(50,524)	-	85.58	08/25	-
USDINR Put Option	(50,744)	-	85.4	08/25	-
USDINR Put Option	(50,965)	-	85.21	08/25	-
USDINR Put Option	(51,188)	-	85.02	08/25	-
USDINR Put Option	(51,412)	-	84.84	08/25	-
USDINR Put Option	(51,638)	-	84.65	08/25	-
USDINR Call Option	(48,993)	(999)	85.82	08/25	(0.01)
USDINR Put Option	(49,411)	-	85.46	08/25	-
USDINR Put Option	(49,622)	-	85.28	08/25	-
USDINR Call Option	(50,610)	(794)	86.23	08/25	-
USDINR Put Option	(49,834)	-	85.09	08/25	-
USDINR Put Option	(50,048)	-	84.91	08/25	-
USDINR Put Option	(50,263)	-	84.73	08/25	-
USDINR Put Option	(50,480)	-	84.55	08/25	-
USDINR Call Option	(49,731)	(351)	86.98	08/25	-
USDINR Call Option	(49,949)	(459)	86.79	08/25	-
USDINR Call Option	(50,168)	(570)	86.61	08/25	-
USDINR Call Option	(50,388)	(681)	86.42	08/25	-
USDINR Call Option	(50,833)	(907)	86.04	08/25	-
USDINR Put Option	(52,911)	-	84.33	08/25	-
USDINR Call Option	(51,058)	(1022)	85.85	08/25	(0.01)
USDINR Call Option	(51,284)	(1137)	85.66	08/25	(0.01)
USDINR Put Option	(51,512)	-	85.47	08/25	-
USDINR Put Option	(51,742)	-	85.28	08/25	-
USDINR Put Option	(51,972)	-	85.09	08/25	-
USDINR Put Option	(52,205)	-	84.9	08/25	-
USDINR Put Option	(52,439)	-	84.71	08/25	-
USDINR Put Option	(52,674)	-	84.52	08/25	-
USDINR Put Option	(52,003)	-	84.9	08/25	-
USDINR Put Option	(51,774)	-	85.09	08/25	-
USDINR Put Option	(51,546)	-	85.28	08/25	-
USDINR Call Option	(47,717)	(294)	87.24	08/25	-
USDINR Call Option	(47,524)	(964)	85.9	08/25	(0.01)
USDINR Put Option	(47,719)	(1)	85.72	08/25	-
USDINR Put Option	(47,914)	(1)	85.55	08/25	-
USDINR Put Option	(48,112)	-	85.37	08/25	-
USDINR Put Option	(48,310)	-	85.2	08/25	-
USDINR Put Option	(48,509)	-	85.02	08/25	-
USDINR Put Option	(48,710)	-	84.85	08/25	-
USDINR Put Option	(48,912)	-	84.67	08/25	-
USDINR Call Option	(47,916)	(370)	87.06	08/25	-
USDINR Call Option	(47,138)	(771)	86.25	08/25	-
USDINR Call Option	(48,117)	(454)	86.88	08/25	-
USDINR Call Option	(48,318)	(546)	86.7	08/25	-
USDINR Call Option	(48,521)	(642)	86.51	08/25	-
USDINR Call Option	(48,726)	(741)	86.33	08/25	-
USDINR Call Option	(48,931)	(843)	86.15	08/25	-
USDINR Call Option	(49,138)	(946)	85.97	08/25	-
USDINR Put Option	(49,346)	(1)	85.79	08/25	-
USDINR Put Option	(49,556)	(1)	85.61	08/25	-
USDINR Call Option	(47,331)	(866)	86.07	08/25	-
USDINR Call Option	(46,947)	(678)	86.42	08/25	-
USDINR Put Option	(51,320)	-	85.47	08/25	-
USDINR Put Option	(48,018)	(2)	85.79	08/25	-
USDINR Call Option	(46,474)	(322)	87.2	08/25	-
USDINR Call Option	(46,663)	(395)	87.03	08/25	-
USDINR Call Option	(46,853)	(475)	86.85	08/25	-
USDINR Call Option	(47,044)	(560)	86.67	08/25	-
USDINR Call Option	(47,236)	(650)	86.5	08/25	-
USDINR Call Option	(47,430)	(743)	86.32	08/25	-
USDINR Call Option	(47,625)	(839)	86.14	08/25	-
USDINR Call Option	(47,821)	(937)	85.97	08/25	-
USDINR Put Option	(48,216)	(1)	85.61	08/25	-
USDINR Call Option	(46,757)	(587)	86.6	08/25	-
USDINR Put Option	(48,416)	(1)	85.44	08/25	-
USDINR Put Option	(48,617)	-	85.26	08/25	-
USDINR Put Option	(48,819)	-	85.08	08/25	-
USDINR Put Option	(49,023)	-	84.91	08/25	-
USDINR Put Option	(49,227)	-	84.73	08/25	-
USDINR Call Option	(46,194)	(342)	87.13	08/25	-
USDINR Call Option	(46,381)	(418)	86.95	08/25	-
USDINR Call Option	(46,568)	(500)	86.78	08/25	-
USDINR Put Option	(49,766)	-	85.43	08/25	-
USDINR Put Option	(49,979)	-	85.24	08/25	-
USDINR Put Option	(50,192)	-	85.06	08/25	-
USDINR Put Option	(50,734)	-	84.89	08/25	-
USDINR Call Option	(49,020)	(725)	86.36	08/25	-
USDINR Call Option	(49,230)	(829)	86.17	08/25	-
USDINR Call Option	(49,440)	(935)	85.99	08/25	-
USDINR Put Option	(49,652)	-	85.8	08/25	-
USDINR Put Option	(49,866)	-	85.62	08/25	-
USDINR Put Option	(50,081)	-	85.44	08/25	-
USDINR Put Option	(50,297)	-	85.25	08/25	-
USDINR Put Option	(50,515)	-	85.07	08/25	-
USDINR Put Option	(50,954)	-	84.7	08/25	-
USDINR Put Option	(50,407)	-	84.88	08/25	-
USDINR Call Option	(49,562)	(400)	86.97	08/25	-
USDINR Call Option	(49,776)	(499)	86.78	08/25	-
USDINR Call Option	(49,992)	(603)	86.59	08/25	-
USDINR Call Option	(50,210)	(710)	86.41	08/25	-
USDINR Call Option	(50,429)	(820)	86.22	08/25	-
USDINR Call Option	(50,649)	(931)	86.03	08/25	-
USDINR Call Option	(50,871)	(1044)	85.84	08/25	(0.01)
USDINR Call Option	(51,095)	(1158)	85.65	08/25	(0.01)
USDINR Call Option	(48,812)	(622)	86.54	08/25	-
USDINR Call Option	(48,605)	(523)	86.72	08/25	-
USDINR Call Option	(48,400)	(428)	86.91	08/25	-
USDINR Call Option	(48,196)	(341)	87.09	08/25	-
USDINR Put Option	(50,623)	-	84.7	08/25	-
USDINR Call Option	(46,844)	(244)	87.34	08/25	-
USDINR Call Option	(47,037)	(313)	87.16	08/25	-
USDINR Call Option	(47,231)	(392)	86.98	08/25	-
USDINR Call Option	(47,426)	(478)	86.8	08/25	-
USDINR Call Option	(47,622)	(570)	86.62	08/25	-
USDINR Call Option	(47,819)	(665)	86.44	08/25	-
USDINR Call Option	(48,018)	(763)	86.26	08/25	-
USDINR Call Option	(48,218)	(863)	86.08	08/25	-
USDINR Put Option	(48,419)	(1)	85.91	08/25	-
USDINR Put Option	(48,622)	(1)	85.73	08/25	-
USDINR Put Option	(48,825)	-	85.55	08/25	-
USDINR Put Option	(49,030)	-	85.37	08/25	-
USDINR Put Option	(49,237)	-	85.19	08/25	-
USDINR Put Option	(49,444)	-	85.01	08/25	-
USDINR Put Option	(49,653)	-	84.83	08/25	-
USDINR Call Option	(47,993)	(263)	87.28	08/25	-
USDINR Put Option	(49,514)	(1)	85.24	08/25	-
USDINR Put Option	(49,723)	(1)	85.06	08/25	-
USDINR Put Option	(49,306)	(2)	85.42	08/25	-
USDINR Put Option	(49,099)	(4)	85.6	08/25	-
USDINR Call Option	(44,082)	(302)	87.39	08/25	-
USDINR Put Option	(45,177)	(22)	86.12	08/25	-
USDINR Put Option	(45,352)	(17)	85.95	08/25	-
USDINR Put Option	(45,527)	(13)	85.79	08/25	-
USDINR Put Option	(45,704)	(10)	85.62	08/25	-
USDINR Put Option	(45,882)	(7)	85.45	08/25	-
USDINR Put Option	(46,060)	(5)	85.29	08/25	-
USDINR Call Option	(43,747)	(211)	87.73	08/25	-
USDINR Call Option	(43,914)	(253)	87.56	08/25	-
USDINR Call Option	(44,251)	(357)	87.23	08/25	-
USDINR Call Option	(44,831)	(680)	86.45	08/25	-
USDINR Call Option	(44,420)	(417)	87.06	08/25	-
USDINR Call Option	(44,591)	(483)	86.89	08/25	-
USDINR Call Option	(44,763)	(554)	86.72	08/25	-
USDINR Call Option	(44,936)	(629)	86.56	08/25	-
USDINR Put Option	(45,110)	(33)	86.39	08/25	-
USDINR Put Option	(45,285)	(25)	86.22	08/25	-
USDINR Put Option	(45,461)	(19)	86.06	08/25	-
USDINR Put Option	(45,638)	(15)	85.89	08/25	-
USDINR Put Option	(45,004)	(29)	86.28	08/25	-
USDINR Call Option	(44,660)	(604)	86.62	08/25	-
USDINR Put Option	(45,995)	(8)	85.56	08/25	-
USDINR Put Option	(45,492)	(25)	86.16	08/25	-
USDINR Call Option	(44,112)	(286)	87.49	08/25	-
USDINR Call Option	(44,281)	(337)	87.33	08/25	-
USDINR Call Option	(44,451)	(395)	87.16	08/25	-
USDINR Call Option	(44,622)	(458)	86.99	08/25	-
USDINR Call Option	(44,794)	(526)	86.83	08/25	-
USDINR Call Option	(44,967)	(598)	86.66	08/25	-
USDINR Put Option	(45,141)	(42)	86.49	08/25	-
USDINR Put Option	(45,316)	(32)	86.32	08/25	-
USDINR Put Option	(45,670)	(19)	85.99	08/25	-
USDINR Call Option	(44,489)	(531)	86.78	08/25	-
USDINR Put Option	(45,848)	(15)	85.82	08/25	-
USDINR Put Option	(46,027)	(11)	85.65	08/25	-
USDINR Put Option	(46,207)	(8)	85.49	08/25	-
USDINR Call Option	(43,651)	(242)	87.61	08/25	-
USDINR Call Option	(43,816)	(289)	87.45	08/25	-
USDINR Call Option	(43,983)	(341)	87.28	08/25	-
USDINR Call Option	(44,151)	(399)	87.11	08/25	-
USDINR Call Option	(44,319)	(462)	86.95	08/25	-
USDINR Put Option	(45,816)	(11)	85.72	08/25	-
USDINR Put Option	(46,175)	(6)	85.39	08/25	-
USDINR Call Option	(47,103)	(284)	87.39	08/25	-
USDINR Put Option	(46,372)	(19)	86.24	08/25	-
USDINR Put Option	(46,557)	(14)	86.06	08/25	-
USDINR Put Option	(46,743)	(10)	85.89	08/25	-
USDINR Put Option	(46,930)	(7)	85.72	08/25	-
USDINR Put Option	(47,119)	(5)	85.55	08/25	-
USDINR Put Option	(47,308)	(3)	85.38	08/25	-
USDINR Put Option	(47,499)	(2)	85.21	08/25	-
USDINR Call Option	(46,910)	(229)	87.57	08/25	-
USDINR Call Option	(47,297)	(348)	87.21	08/25	-
USDINR Call Option	(46,005)	(614)	86.58	08/25	-
USDINR Call Option	(47,492)	(420)	87.03	08/25	-
USDINR Call Option	(47,689)	(499)	86.85	08/25	-
USDINR Call Option	(47,886)	(585)	86.68	08/25	-
USDINR Call Option	(48,085)	(675)	86.5	08/25	-
USDINR Call Option	(48,286)	(769)	86.32	08/25	-
USDINR Put Option	(48,487)	(13)	86.14	08/25	-
USDINR Put Option	(48,690)	(9)	85.96	08/25	-
USDINR Put Option	(48,894)	(6)	85.78	08/25	-
USDINR Call Option	(46,188)	(698)	86.41	08/25	-
USDINR Call Option	(45,823)	(535)	86.75	08/25	-
USDINR Call Option	(44,484)	(238)	87.58	08/25	-
USDINR Put Option	(46,075)	(17)	86.06	08/25	-
USDINR Call Option	(44,657)	(287)	87.41	08/25	-
USDINR Call Option	(44,831)	(342)	87.24	08/25	-
USDINR Call Option	(45,005)	(405)	87.07	08/25	-
USDINR Call Option	(45,181)	(473)	86.9	08/25	-
USDINR Call Option	(45,358)	(546)	86.73	08/25	-
USDINR Call Option	(45,535)	(623)	86.56	08/25	-
USDINR Call Option	(45,714)	(705)	86.39	08/25	-
USDINR Put Option	(45,894)	(22)	86.22	08/25	-
USDINR Put Option	(46,257)	(12)	85.89	08/25	-
USDINR Call Option	(45,642)	(459)	86.92	08/25	-
USDINR Put Option	(46,440)	(9)	85.72	08/25	-
USDINR Put Option	(46,624)	(7)	85.55	08/25	-
USDINR Put Option	(46,809)	(5)	85.38	08/25	-
USDINR Put Option	(46,995)	(3)	85.21	08/25	-
USDINR Call Option	(44,930)	(221)	87.61	08/25	-
USDINR Call Option	(45,106)	(270)	87.44	08/25	-
USDINR Call Option	(45,284)	(326)	87.27	08/25	-
USDINR Call Option	(45,463)	(390)	87.09	08/25	-
USDINR Call Option	(43,944)	(241)	87.66	08/25	-
USDINR Call Option	(43,777)	(202)	87.83	08/25	-
USDINR Put Option	(45,459)	(10)	85.55	08/25	-
USDINR Call Option	(47,981)	(188)	88.14	09/25	-
USDINR Call Option	(47,001)	(74)	89.05	09/25	-
USDINR Call Option	(47,194)	(89)	88.87	09/25	-
USDINR Call Option	(47,389)	(108)	88.69	09/25	-
USDINR Call Option	(47,585)	(130)	88.5	09/25	-
USDINR Call Option	(47,782)	(157)	88.32	09/25	-
USDINR Call Option	(48,181)	(226)	87.96	09/25	-
USDINR Call Option	(48,382)	(270)	87.77	09/25	-
USDINR Put Option	(48,584)	(225)	87.59	09/25	-
USDINR Put Option	(48,787)	(181)	87.41	09/25	-
USDINR Put Option	(48,992)	(144)	87.22	09/25	-
USDINR Put Option	(49,198)	(113)	87.04	09/25	-
USDINR Put Option	(49,405)	(88)	86.86	09/25	-
USDINR Put Option	(49,614)	(69)	86.68	09/25	-
USDINR Put Option	(49,824)	(53)	86.49	09/25	-
USDINR Put Option	(45,284)	(13)	85.71	08/25	-
USDINR Call Option	(45,495)	(103)	88.63	09/25	-
USDINR Call Option	(45,676)	(124)	88.46	09/25	-
USDINR Call Option	(45,859)	(149)	88.28	09/25	-
USDINR Call Option	(43,596)	(334)	87.36	08/25	-
USDINR Put Option	(44,964)	(46)	86.52	08/25	-
USDINR Put Option	(45,137)	(36)	86.35	08/25	-
USDINR Put Option	(45,312)	(28)	86.18	08/25	-
USDINR Put Option	(45,487)	(22)	86.02	08/25	-
USDINR Put Option	(45,663)	(17)	85.85	08/25	-
USDINR Call Option	(43,108)	(204)	87.85	08/25	-
USDINR Call Option	(43,270)	(242)	87.69	08/25	-
USDINR Call Option	(43,433)	(285)	87.52	08/25	-
USDINR Call Option	(43,761)	(388)	87.19	08/25	-
USDINR Call Option	(46,042)	(178)	88.11	09/25	-
USDINR Call Option	(43,926)	(448)	87.03	08/25	-
USDINR Call Option	(44,093)	(513)	86.86	08/25	-
USDINR Call Option	(44,260)	(582)	86.7	08/25	-
USDINR Put Option	(44,428)	(45)	86.54	08/25	-
USDINR Put Option	(44,598)	(35)	86.37	08/25	-
USDINR Put Option	(44,768)	(28)	86.21	08/25	-
USDINR Put Option	(44,939)	(21)	86.04	08/25	-
USDINR Put Option	(45,111)	(16)	85.88	08/25	-
USDINR Put Option	(44,792)	(59)	86.68	08/25	-
USDINR Put Option	(44,621)	(75)	86.85	08/25	-
USDINR Call Option	(44,451)	(460)	87.02	08/25	-
USDINR Call Option	(44,281)	(399)	87.18	08/25	-
USDINR Call Option	(46,226)	(213)	87.93	09/25	-
USDINR Call Option	(46,412)	(253)	87.76	09/25	-
USDINR Call Option	(46,599)	(300)	87.58	09/25	-
USDINR Call Option	(46,786)	(354)	87.4	09/25	-
USDINR Put Option	(46,975)	(137)	87.23	09/25	-
USDINR Put Option	(47,165)	(109)	87.05	09/25	-
USDINR Put Option	(47,357)	(85)	86.88	09/25	-
USDINR Put Option	(47,549)	(67)	86.7	09/25	-
USDINR Put Option	(47,743)	(52)	86.52	09/25	-
USDINR Put Option	(47,937)	(40)	86.35	09/25	-
USDINR Put Option	(48,133)	(31)	86.17	09/25	-
USDINR Call Option	(43,286)	(149)	88.18	08/25	-
USDINR Call Option	(43,449)	(177)	88.01	08/25	-
USDINR Call Option	(43,614)	(210)	87.85	08/25	-
USDINR Call Option	(43,779)	(249)	87.68	08/25	-
USDINR Call Option	(43,946)	(293)	87.51	08/25	-
USDINR Call Option	(44,113)	(343)	87.35	08/25	-
EURPLN Put Option	(40,102)	(91)	4.26	08/25	-
EURCZK Call Option	(32,197)	(147)	24.62	08/25	-
EURHUF Put Option	(37,445)	(16)	394.7	08/25	-
EURHUF Call Option	(36,681)	(25)	406.68	08/25	-
EURCZK Put Option	(28,466)	(71)	24.55	08/25	-
EURHUF Call Option	(36,831)	(32)	405.85	08/25	-
EURHUF Call Option	(36,982)	(40)	405.02	08/25	-
EURCZK Put Option	(28,533)	(56)	24.52	08/25	-
EURHUF Call Option	(37,133)	(51)	404.19	08/25	-
EURHUF Call Option	(37,286)	(66)	403.36	08/25	-
EURCZK Put Option	(28,600)	(44)	24.5	08/25	-
EURHUF Call Option	(37,440)	(84)	402.54	08/25	-
EURHUF Put Option	(37,294)	(23)	395.5	08/25	-
EURCZK Call Option	(28,399)	(134)	24.58	08/25	-
EURHUF Call Option	(36,408)	(184)	400.28	08/25	-
EURCZK Call Option	(28,267)	(93)	24.64	08/25	-
EURHUF Put Option	(36,554)	(128)	399.48	08/25	-
EURHUF Put Option	(36,700)	(91)	398.69	08/25	-
EURHUF Put Option	(36,847)	(64)	397.89	08/25	-
EURCZK Call Option	(28,333)	(112)	24.61	08/25	-
EURHUF Put Option	(36,995)	(45)	397.09	08/25	-
EURHUF Put Option	(37,144)	(32)	396.29	08/25	-
EURHUF Call Option	(37,594)	(109)	401.71	08/25	-
EURHUF Call Option	(37,376)	(31)	405.31	08/25	-
EURHUF Call Option	(36,913)	(13)	407.85	08/25	-
EURHUF Call Option	(37,067)	(18)	407	08/25	-
EURCZK Call Option	(28,059)	(34)	24.78	08/25	-
EURHUF Call Option	(37,221)	(24)	406.16	08/25	-
EURHUF Call Option	(37,533)	(41)	404.47	08/25	-
EURCZK Call Option	(28,124)	(42)	24.75	08/25	-
EURHUF Call Option	(37,690)	(53)	403.62	08/25	-
EURHUF Call Option	(37,848)	(70)	402.78	08/25	-
EURCZK Put Option	(28,871)	(16)	24.38	08/25	-
EURHUF Put Option	(38,866)	(17)	395.08	08/25	-
EURHUF Call Option	(37,750)	(142)	400.88	08/25	-
EURCZK Put Option	(28,667)	(35)	24.47	08/25	-
EURHUF Put Option	(37,906)	(165)	400.05	08/25	-
EURHUF Put Option	(38,064)	(117)	399.22	08/25	-
EURCZK Put Option	(28,735)	(27)	24.44	08/25	-
EURHUF Put Option	(38,222)	(81)	398.39	08/25	-
EURHUF Put Option	(38,382)	(55)	397.57	08/25	-
EURHUF Put Option	(38,542)	(38)	396.74	08/25	-
EURCZK Put Option	(28,803)	(21)	24.41	08/25	-
EURHUF Put Option	(38,704)	(26)	395.91	08/25	-
EURHUF Call Option	(36,264)	(145)	401.08	08/25	-
EURCZK Call Option	(28,201)	(76)	24.67	08/25	-
EURCZK Call Option	(28,189)	(51)	24.72	08/25	-
EURHUF Put Option	(34,331)	(31)	395.97	08/25	-
EURCZK Put Option	(29,408)	(67)	24.53	08/25	-
EURHUF Put Option	(34,459)	(23)	395.23	08/25	-
EURHUF Call Option	(34,574)	(42)	405.9	08/25	-
EURHUF Call Option	(34,707)	(51)	405.12	08/25	-
EURCZK Put Option	(29,479)	(53)	24.5	08/25	-
EURHUF Call Option	(34,841)	(62)	404.35	08/25	-
EURHUF Call Option	(34,975)	(76)	403.57	08/25	-
EURCZK Put Option	(29,551)	(42)	24.47	08/25	-
EURHUF Put Option	(34,203)	(42)	396.71	08/25	-
EURCZK Put Option	(29,338)	(84)	24.56	08/25	-
EURHUF Call Option	(33,330)	(126)	401.87	08/25	-
EURHUF Call Option	(33,452)	(154)	401.14	08/25	-
EURCZK Call Option	(29,197)	(119)	24.62	08/25	-
EURHUF Call Option	(33,576)	(188)	400.4	08/25	-
EURHUF Put Option	(33,700)	(136)	399.66	08/25	-
EURHUF Put Option	(33,825)	(103)	398.92	08/25	-
EURCZK Put Option	(29,267)	(104)	24.59	08/25	-
EURHUF Put Option	(33,950)	(77)	398.18	08/25	-
EURHUF Put Option	(34,076)	(57)	397.44	08/25	-
EURHUF Call Option	(35,111)	(94)	402.79	08/25	-
EURHUF Call Option	(35,247)	(117)	402.01	08/25	-
EURHUF Call Option	(35,553)	(46)	405.06	08/25	-
EURCZK Call Option	(28,004)	(43)	24.76	08/25	-
EURHUF Put Option	(36,507)	(20)	395.01	08/25	-
EURHUF Call Option	(35,414)	(37)	405.86	08/25	-
EURCZK Call Option	(28,069)	(52)	24.73	08/25	-
EURHUF Call Option	(35,694)	(58)	404.27	08/25	-
EURHUF Call Option	(35,835)	(72)	403.47	08/25	-
EURCZK Call Option	(28,135)	(63)	24.7	08/25	-
EURHUF Call Option	(35,977)	(90)	402.67	08/25	-
EURHUF Call Option	(36,120)	(114)	401.87	08/25	-
EURHUF Put Option	(36,364)	(28)	395.79	08/25	-
EURHUF Call Option	(35,383)	(145)	401.24	08/25	-
EURCZK Put Option	(29,622)	(33)	24.44	08/25	-
EURHUF Call Option	(35,521)	(182)	400.46	08/25	-
EURHUF Put Option	(35,659)	(141)	399.68	08/25	-
EURCZK Put Option	(29,694)	(26)	24.41	08/25	-
EURHUF Put Option	(35,799)	(104)	398.9	08/25	-
EURHUF Put Option	(35,939)	(75)	398.12	08/25	-
EURCZK Call Option	(27,939)	(36)	24.78	08/25	-
EURHUF Put Option	(36,079)	(54)	397.35	08/25	-
EURHUF Put Option	(36,221)	(39)	396.57	08/25	-
EURCZK Call Option	(29,126)	(99)	24.65	08/25	-
EURHUF Call Option	(38,454)	(58)	401.94	08/25	-
EURCZK Call Option	(28,522)	(52)	24.7	08/25	-
EURHUF Call Option	(38,128)	(29)	403.66	08/25	-
EURHUF Call Option	(38,290)	(41)	402.8	08/25	-
EURCZK Call Option	(28,590)	(65)	24.68	08/25	-
EURHUF Call Option	(38,619)	(83)	401.08	08/25	-
EURHUF Call Option	(38,785)	(121)	400.22	08/25	-
EURCZK Call Option	(28,657)	(80)	24.65	08/25	-
EURHUF Put Option	(38,953)	(90)	399.36	08/25	-
EURHUF Call Option	(37,966)	(21)	404.51	08/25	-
EURHUF Call Option	(37,805)	(14)	405.37	08/25	-
EURHUF Put Option	(39,499)	(66)	398.58	08/25	-
EURCZK Call Option	(28,322)	(28)	24.79	08/25	-
EURHUF Put Option	(39,672)	(40)	397.71	08/25	-
EURHUF Put Option	(39,846)	(24)	396.84	08/25	-
EURCZK Call Option	(28,389)	(35)	24.76	08/25	-
EURHUF Put Option	(40,021)	(14)	395.98	08/25	-
EURHUF Put Option	(40,197)	(8)	395.11	08/25	-
EURHUF Call Option	(37,645)	(10)	406.23	08/25	-
EURCZK Call Option	(28,455)	(43)	24.73	08/25	-
EURHUF Put Option	(39,121)	(53)	398.5	08/25	-
EURHUF Put Option	(39,328)	(107)	399.45	08/25	-
EURCZK Call Option	(29,419)	(22)	24.82	08/25	-
EURPLN Put Option	(45,089)	-	4.23	08/25	-
EURCZK Put Option	(29,136)	(25)	24.44	08/25	-
EURHUF Call Option	(38,408)	(7)	405.67	08/25	-
EURPLN Put Option	(44,916)	-	4.23	08/25	-
EURCZK Put Option	(29,205)	(19)	24.41	08/25	-
EURPLN Put Option	(44,743)	-	4.24	08/25	-
EURCZK Call Option	(29,348)	(18)	24.85	08/25	-
EURHUF Call Option	(38,574)	(11)	404.8	08/25	-
EURPLN Call Option	(44,571)	(322)	4.25	08/25	-
EURCZK Call Option	(28,725)	(98)	24.62	08/25	-
EURPLN Call Option	(44,401)	(216)	4.26	08/25	-
EURCZK Call Option	(29,491)	(27)	24.79	08/25	-
EURHUF Call Option	(38,742)	(17)	403.93	08/25	-
EURPLN Call Option	(44,231)	(120)	4.27	08/25	-
EURCZK Call Option	(29,563)	(34)	24.76	08/25	-
EURHUF Call Option	(38,910)	(26)	403.05	08/25	-
EURPLN Call Option	(44,062)	(55)	4.28	08/25	-
EURCZK Call Option	(29,635)	(42)	24.73	08/25	-
EURPLN Call Option	(43,894)	(26)	4.28	08/25	-
EURHUF Call Option	(38,243)	(4)	406.55	08/25	-
EURCZK Put Option	(29,067)	(33)	24.47	08/25	-
EURPLN Put Option	(45,264)	-	4.22	08/25	-
EURHUF Put Option	(39,290)	(31)	397.64	08/25	-
EURHUF Put Option	(39,461)	(18)	396.78	08/25	-
EURHUF Put Option	(39,632)	(10)	395.92	08/25	-
EURCZK Put Option	(28,793)	(90)	24.59	08/25	-
EURHUF Put Option	(39,805)	(5)	395.06	08/25	-
EURHUF Put Option	(39,978)	(2)	394.2	08/25	-
EURPLN Put Option	(45,794)	-	4.19	08/25	-
EURCZK Put Option	(28,861)	(71)	24.56	08/25	-
EURPLN Put Option	(45,616)	-	4.2	08/25	-
EURCZK Put Option	(28,929)	(55)	24.53	08/25	-
EURHUF Call Option	(38,079)	(2)	407.42	08/25	-
EURPLN Put Option	(45,440)	-	4.21	08/25	-
EURCZK Put Option	(28,998)	(42)	24.5	08/25	-
EURHUF Call Option	(38,008)	(92)	401.93	08/25	-
EURHUF Call Option	(36,010)	(17)	406.28	08/25	-
EURCZK Call Option	(28,454)	(112)	24.61	08/25	-
EURHUF Call Option	(36,156)	(23)	405.46	08/25	-
EURHUF Call Option	(36,303)	(31)	404.64	08/25	-
EURCZK Call Option	(28,520)	(135)	24.58	08/25	-
EURHUF Put Option	(37,051)	(180)	400.54	08/25	-
EURHUF Call Option	(36,451)	(41)	403.82	08/25	-
EURHUF Call Option	(36,599)	(54)	403	08/25	-
EURHUF Call Option	(36,749)	(72)	402.18	08/25	-
EURCZK Put Option	(28,587)	(65)	24.55	08/25	-
EURHUF Call Option	(36,899)	(96)	401.36	08/25	-
EURHUF Call Option	(35,865)	(12)	407.1	08/25	-
EURHUF Put Option	(39,152)	(23)	396.02	08/25	-
EURHUF Put Option	(38,168)	(237)	401.09	08/25	-
EURHUF Put Option	(38,329)	(172)	400.24	08/25	-
EURCZK Call Option	(28,255)	(62)	24.69	08/25	-
EURHUF Put Option	(38,492)	(120)	399.4	08/25	-
EURHUF Put Option	(38,655)	(80)	398.55	08/25	-
EURCZK Call Option	(28,321)	(75)	24.66	08/25	-
EURHUF Put Option	(38,819)	(53)	397.71	08/25	-
EURHUF Put Option	(38,985)	(35)	396.86	08/25	-
EURCZK Call Option	(28,387)	(92)	24.63	08/25	-
EURHUF Put Option	(39,158)	(164)	400.31	08/25	-
EURHUF Call Option	(37,996)	(13)	406.39	08/25	-
EURHUF Call Option	(38,159)	(19)	405.52	08/25	-
EURHUF Call Option	(38,322)	(26)	404.65	08/25	-
EURCZK Put Option	(28,926)	(18)	24.4	08/25	-
EURHUF Call Option	(38,487)	(36)	403.79	08/25	-
EURHUF Call Option	(38,653)	(49)	402.92	08/25	-
EURCZK Put Option	(28,655)	(51)	24.52	08/25	-
EURCZK Put Option	(28,994)	(14)	24.38	08/25	-
EURHUF Call Option	(38,820)	(68)	402.05	08/25	-
EURHUF Call Option	(38,988)	(94)	401.18	08/25	-
EURCZK Call Option	(28,256)	(23)	24.82	08/25	-
EURCZK Put Option	(28,857)	(24)	24.43	08/25	-
EURHUF Put Option	(37,203)	(125)	399.72	08/25	-
EURHUF Put Option	(37,356)	(84)	398.89	08/25	-
EURCZK Put Option	(28,722)	(40)	24.49	08/25	-
EURHUF Put Option	(37,511)	(54)	398.07	08/25	-
EURHUF Put Option	(37,666)	(35)	397.25	08/25	-
EURHUF Put Option	(37,822)	(23)	396.43	08/25	-
EURCZK Put Option	(28,790)	(31)	24.46	08/25	-
EURHUF Put Option	(37,979)	(14)	395.61	08/25	-
EURHUF Call Option	(37,834)	(8)	407.26	08/25	-
EURHUF Call Option	(33,207)	(103)	402.61	08/25	-
EURHUF Call Option	(39,079)	(39)	402.18	08/25	-
EURHUF Put Option	(38,251)	(198)	399.83	08/25	-
EURHUF Put Option	(38,412)	(155)	398.99	08/25	-
EURCZK Call Option	(30,906)	(43)	24.82	08/25	-
EURHUF Put Option	(38,574)	(121)	398.15	08/25	-
EURHUF Put Option	(38,737)	(93)	397.31	08/25	-
EURCZK Call Option	(30,984)	(52)	24.79	08/25	-
EURHUF Put Option	(38,902)	(72)	396.47	08/25	-
EURHUF Put Option	(39,067)	(55)	395.63	08/25	-
EURHUF Call Option	(33,206)	(117)	404.33	08/25	-
EURCZK Call Option	(30,828)	(37)	24.85	08/25	-
EURHUF Put Option	(38,091)	(248)	400.66	08/25	-
EURHUF Call Option	(37,932)	(253)	401.5	08/25	-
EURCZK Put Option	(32,618)	(49)	24.46	08/25	-
EURHUF Call Option	(36,998)	(96)	406.54	08/25	-
EURHUF Call Option	(37,151)	(112)	405.7	08/25	-
EURHUF Call Option	(37,305)	(131)	404.86	08/25	-
EURCZK Put Option	(32,703)	(39)	24.43	08/25	-
EURHUF Call Option	(37,460)	(154)	404.02	08/25	-
EURHUF Call Option	(37,616)	(181)	403.18	08/25	-
EURCZK Put Option	(32,789)	(30)	24.4	08/25	-
EURHUF Call Option	(37,774)	(214)	402.34	08/25	-
EURCZK Call Option	(31,062)	(62)	24.76	08/25	-
EURCZK Put Option	(31,457)	(128)	24.6	08/25	-
EURCZK Call Option	(31,377)	(127)	24.64	08/25	-
EURHUF Put Option	(34,478)	(70)	396.8	08/25	-
EURHUF Put Option	(34,610)	(55)	396.04	08/25	-
EURHUF Put Option	(34,742)	(44)	395.29	08/25	-
EURHUF Call Option	(33,330)	(136)	403.57	08/25	-
EURHUF Put Option	(34,875)	(34)	394.54	08/25	-
EURHUF Put Option	(35,008)	(27)	393.78	08/25	-
EURCZK Put Option	(31,537)	(104)	24.57	08/25	-
EURHUF Call Option	(30,525)	(143)	402.63	08/25	-
EURHUF Put Option	(34,348)	(89)	397.55	08/25	-
EURHUF Put Option	(34,218)	(113)	398.3	08/25	-
EURHUF Call Option	(33,455)	(158)	402.82	08/25	-
EURCZK Call Option	(31,140)	(74)	24.73	08/25	-
EURHUF Call Option	(33,580)	(185)	402.07	08/25	-
EURHUF Call Option	(33,706)	(217)	401.32	08/25	-
EURHUF Call Option	(33,833)	(254)	400.56	08/25	-
EURCZK Call Option	(31,219)	(89)	24.7	08/25	-
EURHUF Call Option	(33,961)	(297)	399.81	08/25	-
EURHUF Call Option	(34,089)	(347)	399.06	08/25	-
EURCZK Call Option	(31,298)	(106)	24.67	08/25	-
EURHUF Call Option	(36,845)	(83)	407.38	08/25	-
EURHUF Call Option	(30,629)	(165)	401.94	08/25	-
EURCZK Call Option	(31,784)	(60)	24.78	08/25	-
EURHUF Call Option	(40,909)	(318)	401.22	09/25	-
EURHUF Put Option	(41,091)	(262)	400.34	09/25	-
EURHUF Put Option	(41,273)	(209)	399.45	09/25	-
EURCZK Call Option	(31,866)	(71)	24.75	08/25	-
EURHUF Put Option	(41,457)	(164)	398.56	09/25	-
EURCZK Call Option	(32,031)	(102)	24.68	08/25	-
EURHUF Put Option	(41,643)	(128)	397.67	09/25	-
EURCZK Call Option	(31,948)	(86)	24.72	08/25	-
EURHUF Put Option	(41,829)	(99)	396.79	09/25	-
EURHUF Put Option	(42,017)	(77)	395.9	09/25	-
EURHUF Call Option	(40,728)	(269)	402.11	09/25	-
EURHUF Call Option	(39,671)	(106)	407.44	09/25	-
EURHUF Call Option	(39,844)	(123)	406.55	09/25	-
EURCZK Call Option	(31,621)	(42)	24.84	08/25	-
EURHUF Call Option	(40,019)	(143)	405.66	09/25	-
EURHUF Call Option	(40,194)	(166)	404.78	09/25	-
EURHUF Call Option	(40,371)	(194)	403.89	09/25	-
EURCZK Call Option	(31,703)	(50)	24.81	08/25	-
EURHUF Call Option	(40,549)	(228)	403	09/25	-
EURHUF Put Option	(42,206)	(60)	395.01	09/25	-
EURHUF Put Option	(39,332)	(124)	398	08/25	-
EURHUF Put Option	(38,837)	(252)	400.53	08/25	-
EURCZK Put Option	(32,365)	(98)	24.56	08/25	-
EURHUF Put Option	(39,001)	(201)	399.69	08/25	-
EURHUF Put Option	(39,166)	(159)	398.85	08/25	-
EURCZK Put Option	(32,449)	(78)	24.52	08/25	-
EURHUF Put Option	(39,499)	(96)	397.16	08/25	-
EURHUF Put Option	(39,667)	(75)	396.32	08/25	-
EURCZK Put Option	(32,533)	(62)	24.49	08/25	-
EURHUF Put Option	(39,837)	(58)	395.48	08/25	-
EURHUF Call Option	(38,674)	(272)	401.38	08/25	-
EURHUF Call Option	(37,561)	(91)	407.28	08/25	-
EURHUF Call Option	(37,717)	(105)	406.44	08/25	-
EURCZK Call Option	(32,114)	(123)	24.65	08/25	-
EURHUF Call Option	(37,874)	(122)	405.59	08/25	-
EURHUF Call Option	(38,032)	(143)	404.75	08/25	-
EURHUF Call Option	(38,191)	(167)	403.91	08/25	-
EURHUF Call Option	(38,351)	(196)	403.06	08/25	-
EURHUF Call Option	(38,512)	(230)	402.22	08/25	-
EURCZK Put Option	(32,281)	(121)	24.59	08/25	-
EURHUF Put Option	(33,354)	(65)	397.38	08/25	-
EURHUF Put Option	(33,476)	(50)	396.65	08/25	-
EURCZK Put Option	(30,215)	(56)	24.5	08/25	-
EURHUF Put Option	(33,599)	(38)	395.92	08/25	-
EURHUF Put Option	(33,722)	(29)	395.2	08/25	-
EURHUF Call Option	(33,562)	(55)	405.68	08/25	-
EURCZK Put Option	(30,289)	(44)	24.47	08/25	-
EURHUF Call Option	(33,688)	(65)	404.92	08/25	-
EURHUF Call Option	(33,815)	(78)	404.16	08/25	-
EURCZK Put Option	(30,363)	(35)	24.44	08/25	-
EURCZK Put Option	(30,141)	(70)	24.53	08/25	-
EURHUF Put Option	(33,232)	(85)	398.1	08/25	-
EURHUF Call Option	(32,516)	(132)	402.46	08/25	-
EURHUF Call Option	(32,634)	(157)	401.73	08/25	-
EURCZK Put Option	(29,993)	(109)	24.59	08/25	-
EURHUF Call Option	(32,752)	(187)	401.01	08/25	-
EURHUF Call Option	(32,871)	(222)	400.28	08/25	-
EURHUF Put Option	(32,991)	(140)	399.55	08/25	-
EURCZK Put Option	(30,067)	(88)	24.56	08/25	-
EURHUF Put Option	(33,111)	(109)	398.83	08/25	-
EURHUF Call Option	(33,943)	(94)	403.4	08/25	-
EURHUF Call Option	(32,726)	(49)	405.56	08/25	-
EURCZK Call Option	(28,918)	(57)	24.74	08/25	-
EURHUF Put Option	(35,258)	(33)	395.8	08/25	-
EURHUF Put Option	(35,394)	(25)	395.04	08/25	-
EURCZK Call Option	(28,987)	(68)	24.71	08/25	-
EURHUF Call Option	(32,845)	(59)	404.83	08/25	-
EURCZK Call Option	(29,057)	(82)	24.68	08/25	-
EURHUF Call Option	(32,965)	(71)	404.09	08/25	-
EURHUF Call Option	(33,086)	(85)	403.35	08/25	-
EURHUF Put Option	(35,123)	(45)	396.56	08/25	-
EURHUF Put Option	(34,989)	(60)	397.32	08/25	-
EURHUF Call Option	(34,071)	(114)	402.64	08/25	-
EURHUF Call Option	(34,200)	(138)	401.88	08/25	-
EURCZK Call Option	(28,711)	(33)	24.83	08/25	-
EURHUF Call Option	(34,329)	(168)	401.12	08/25	-
EURHUF Call Option	(34,460)	(205)	400.36	08/25	-
EURCZK Call Option	(28,780)	(40)	24.8	08/25	-
EURHUF Put Option	(34,591)	(142)	399.6	08/25	-
EURHUF Put Option	(34,723)	(108)	398.84	08/25	-
EURCZK Call Option	(28,849)	(48)	24.77	08/25	-
EURHUF Put Option	(34,856)	(81)	398.08	08/25	-
EURCZK Put Option	(29,920)	(133)	24.62	08/25	-
EURHUF Call Option	(32,399)	(112)	403.18	08/25	-
EURHUF Call Option	(30,734)	(192)	401.26	08/25	-
EURHUF Put Option	(31,592)	(43)	395.77	08/25	-
EURHUF Put Option	(31,702)	(35)	395.08	08/25	-
EURCZK Put Option	(31,941)	(32)	24.42	08/25	-
EURHUF Put Option	(31,812)	(27)	394.4	08/25	-
EURHUF Put Option	(31,923)	(22)	393.71	08/25	-
EURHUF Put Option	(32,035)	(17)	393.03	08/25	-
EURCZK Call Option	(29,344)	(31)	24.86	08/25	-
EURHUF Call Option	(30,893)	(96)	403.97	08/25	-
EURHUF Call Option	(31,000)	(112)	403.27	08/25	-
EURCZK Put Option	(31,860)	(41)	24.45	08/25	-
EURHUF Put Option	(31,483)	(54)	396.46	08/25	-
EURCZK Put Option	(31,617)	(83)	24.54	08/25	-
EURHUF Call Option	(30,840)	(222)	400.57	08/25	-
EURHUF Call Option	(30,945)	(258)	399.88	08/25	-
EURCZK Put Option	(31,698)	(66)	24.51	08/25	-
EURHUF Call Option	(31,052)	(298)	399.2	08/25	-
EURHUF Call Option	(31,159)	(343)	398.51	08/25	-
EURCZK Put Option	(31,778)	(52)	24.48	08/25	-
EURHUF Call Option	(31,266)	(394)	397.83	08/25	-
EURHUF Put Option	(31,374)	(68)	397.14	08/25	-
EURCZK Call Option	(29,415)	(36)	24.83	08/25	-
EURHUF Call Option	(31,107)	(131)	402.58	08/25	-
EURCZK Call Option	(29,775)	(89)	24.68	08/25	-
EURHUF Put Option	(32,096)	(46)	396.33	08/25	-
EURCZK Call Option	(29,702)	(74)	24.71	08/25	-
EURHUF Put Option	(32,209)	(36)	395.63	08/25	-
EURHUF Put Option	(32,322)	(28)	394.94	08/25	-
EURHUF Put Option	(32,436)	(22)	394.24	08/25	-
EURHUF Call Option	(32,052)	(69)	405.36	08/25	-
EURCZK Call Option	(29,847)	(106)	24.65	08/25	-
EURHUF Call Option	(32,167)	(81)	404.64	08/25	-
EURHUF Call Option	(32,283)	(95)	403.91	08/25	-
EURHUF Put Option	(31,984)	(59)	397.02	08/25	-
EURHUF Call Option	(31,215)	(153)	401.89	08/25	-
EURCZK Call Option	(29,487)	(43)	24.8	08/25	-
EURHUF Call Option	(31,323)	(180)	401.19	08/25	-
EURHUF Call Option	(31,432)	(211)	400.5	08/25	-
EURHUF Call Option	(31,541)	(248)	399.8	08/25	-
EURCZK Call Option	(29,558)	(52)	24.77	08/25	-
EURHUF Call Option	(31,651)	(290)	399.11	08/25	-
EURHUF Put Option	(31,761)	(95)	398.41	08/25	-
EURCZK Call Option	(29,630)	(62)	24.74	08/25	-
EURHUF Put Option	(31,872)	(75)	397.72	08/25	-
EURCZK Call Option	(29,707)	(53)	24.7	08/25	-
EURCZK Put Option	(28,835)	(83)	24.61	08/25	-
EURCZK Put Option	(30,309)	(59)	24.58	08/25	-
EURPLN Put Option	(41,078)	(16)	4.24	08/25	-
EURCZK Put Option	(30,384)	(40)	24.55	08/25	-
EURPLN Put Option	(40,935)	(24)	4.24	08/25	-
EURCZK Put Option	(30,460)	(26)	24.52	08/25	-
EURPLN Put Option	(40,794)	(36)	4.25	08/25	-
EURCZK Put Option	(30,535)	(17)	24.49	08/25	-
EURPLN Put Option	(40,653)	(54)	4.26	08/25	-
EURCZK Call Option	(28,555)	(1)	24.87	08/25	-
EURPLN Call Option	(40,513)	(248)	4.27	08/25	-
EURCZK Call Option	(28,623)	(2)	24.84	08/25	-
EURPLN Call Option	(40,373)	(193)	4.27	08/25	-
EURCZK Call Option	(28,691)	(4)	24.81	08/25	-
EURPLN Put Option	(41,221)	(11)	4.23	08/25	-
EURPLN Call Option	(41,474)	(34)	4.32	08/25	-
EURCZK Call Option	(29,790)	(7)	24.8	08/25	-
EURPLN Call Option	(41,774)	(57)	4.3	08/25	-
EURCZK Call Option	(29,863)	(10)	24.77	08/25	-
EURPLN Call Option	(41,623)	(44)	4.31	08/25	-
EURCZK Call Option	(29,937)	(14)	24.74	08/25	-
EURCZK Call Option	(30,011)	(20)	24.71	08/25	-
EURCZK Put Option	(30,234)	(85)	24.61	08/25	-
EURPLN Call Option	(41,324)	(26)	4.33	08/25	-
EURCZK Put Option	(30,085)	(152)	24.68	08/25	-
EURPLN Put Option	(41,509)	(4)	4.21	08/25	-
EURCZK Put Option	(30,159)	(116)	24.65	08/25	-
EURPLN Put Option	(41,365)	(7)	4.22	08/25	-
EURPLN Call Option	(40,234)	(149)	4.28	08/25	-
EURCZK Call Option	(28,759)	(6)	24.78	08/25	-
EURPLN Put Option	(41,313)	(13)	4.23	08/25	-
EURCZK Put Option	(29,314)	(30)	24.55	08/25	-
EURPLN Put Option	(41,169)	(19)	4.24	08/25	-
EURCZK Put Option	(29,385)	(19)	24.52	08/25	-
EURPLN Put Option	(41,026)	(28)	4.24	08/25	-
EURCZK Put Option	(29,455)	(12)	24.49	08/25	-
EURPLN Put Option	(40,884)	(41)	4.25	08/25	-
EURCZK Put Option	(29,526)	(8)	24.46	08/25	-
EURPLN Put Option	(40,743)	(60)	4.26	08/25	-
EURCZK Call Option	(29,035)	-	24.89	08/25	-
EURPLN Call Option	(40,602)	(261)	4.27	08/25	-
EURCZK Call Option	(29,105)	(1)	24.86	08/25	-
EURCZK Put Option	(29,244)	(47)	24.58	08/25	-
EURPLN Put Option	(41,457)	(9)	4.22	08/25	-
EURCZK Call Option	(28,965)	(18)	24.7	08/25	-
EURPLN Call Option	(40,096)	(115)	4.29	08/25	-
EURCZK Call Option	(28,828)	(8)	24.75	08/25	-
EURPLN Call Option	(39,959)	(89)	4.29	08/25	-
EURCZK Call Option	(28,897)	(12)	24.72	08/25	-
EURPLN Call Option	(39,822)	(70)	4.3	08/25	-
EURPLN Call Option	(39,687)	(55)	4.31	08/25	-
EURCZK Call Option	(29,035)	(26)	24.67	08/25	-
EURPLN Call Option	(39,551)	(44)	4.32	08/25	-
EURCZK Put Option	(29,104)	(98)	24.64	08/25	-
EURPLN Put Option	(41,602)	(5)	4.21	08/25	-
EURCZK Put Option	(29,174)	(70)	24.61	08/25	-
EURPLN Call Option	(41,926)	(75)	4.3	08/25	-
EURPLN Put Option	(41,744)	(65)	4.27	08/25	-
EURCZK Call Option	(28,431)	(10)	24.79	08/25	-
EURHUF Put Option	(40,590)	(20)	398.73	08/25	-
EURPLN Put Option	(40,499)	(6)	4.23	08/25	-
EURCZK Put Option	(30,183)	(61)	24.57	08/25	-
EURPLN Put Option	(40,360)	(11)	4.24	08/25	-
EURCZK Put Option	(30,257)	(43)	24.54	08/25	-
EURHUF Put Option	(40,773)	(6)	397.83	08/25	-
EURPLN Put Option	(40,222)	(18)	4.24	08/25	-
EURCZK Put Option	(30,332)	(30)	24.51	08/25	-
EURHUF Put Option	(40,958)	(1)	396.93	08/25	-
EURPLN Put Option	(40,084)	(28)	4.25	08/25	-
EURCZK Put Option	(30,407)	(21)	24.48	08/25	-
EURPLN Put Option	(39,947)	(44)	4.26	08/25	-
EURCZK Call Option	(28,167)	(2)	24.9	08/25	-
EURHUF Put Option	(41,144)	-	396.03	08/25	-
EURPLN Call Option	(39,811)	(209)	4.27	08/25	-
EURCZK Call Option	(28,232)	(4)	24.87	08/25	-
EURPLN Call Option	(39,675)	(156)	4.27	08/25	-
EURCZK Call Option	(28,298)	(5)	24.84	08/25	-
EURHUF Put Option	(41,332)	-	395.13	08/25	-
EURPLN Call Option	(39,540)	(116)	4.28	08/25	-
EURCZK Call Option	(28,365)	(7)	24.82	08/25	-
EURHUF Put Option	(41,520)	-	394.23	08/25	-
EURCZK Put Option	(30,108)	(84)	24.6	08/25	-
EURPLN Put Option	(40,639)	(4)	4.22	08/25	-
EURCZK Put Option	(30,035)	(112)	24.63	08/25	-
EURCZK Call Option	(29,669)	(13)	24.78	08/25	-
EURHUF Call Option	(39,514)	-	404.12	08/25	-
EURPLN Call Option	(41,594)	(146)	4.27	08/25	-
EURCZK Call Option	(29,453)	(5)	24.88	08/25	-
EURPLN Call Option	(41,446)	(104)	4.28	08/25	-
EURCZK Call Option	(29,525)	(7)	24.85	08/25	-
EURHUF Call Option	(39,690)	(2)	403.22	08/25	-
EURPLN Call Option	(41,298)	(74)	4.29	08/25	-
EURCZK Call Option	(29,597)	(10)	24.82	08/25	-
EURHUF Call Option	(39,868)	(6)	402.32	08/25	-
EURPLN Call Option	(41,151)	(54)	4.3	08/25	-
EURPLN Call Option	(41,005)	(40)	4.3	08/25	-
EURPLN Put Option	(40,780)	(2)	4.21	08/25	-
EURCZK Call Option	(29,742)	(18)	24.75	08/25	-
EURHUF Call Option	(40,046)	(14)	401.42	08/25	-
EURPLN Call Option	(40,860)	(30)	4.31	08/25	-
EURCZK Call Option	(29,814)	(24)	24.72	08/25	-
EURPLN Call Option	(40,715)	(22)	4.32	08/25	-
EURCZK Call Option	(29,887)	(33)	24.69	08/25	-
EURHUF Call Option	(40,226)	(32)	400.53	08/25	-
EURPLN Call Option	(40,571)	(16)	4.33	08/25	-
EURCZK Put Option	(29,961)	(145)	24.66	08/25	-
EURHUF Put Option	(40,407)	(59)	399.63	08/25	-
EURPLN Call Option	(39,406)	(86)	4.29	08/25	-
EURCZK Call Option	(29,717)	(5)	24.83	08/25	-
EURPLN Put Option	(43,010)	(21)	4.24	08/25	-
EURCZK Put Option	(28,972)	(43)	24.55	08/25	-
EURPLN Put Option	(42,852)	(33)	4.25	08/25	-
EURCZK Put Option	(29,040)	(30)	24.53	08/25	-
EURPLN Put Option	(42,696)	(51)	4.26	08/25	-
EURCZK Put Option	(29,109)	(20)	24.5	08/25	-
EURPLN Put Option	(42,540)	(80)	4.27	08/25	-
EURCZK Call Option	(29,499)	(1)	24.92	08/25	-
EURPLN Call Option	(42,385)	(180)	4.27	08/25	-
EURCZK Call Option	(29,571)	(2)	24.89	08/25	-
EURPLN Call Option	(42,231)	(134)	4.28	08/25	-
EURCZK Call Option	(29,644)	(3)	24.86	08/25	-
EURPLN Call Option	(42,078)	(100)	4.29	08/25	-
EURCZK Put Option	(28,903)	(61)	24.58	08/25	-
EURPLN Call Option	(39,272)	(65)	4.29	08/25	-
EURCZK Call Option	(28,498)	(14)	24.76	08/25	-
EURPLN Call Option	(39,139)	(49)	4.3	08/25	-
EURCZK Call Option	(28,565)	(19)	24.73	08/25	-
EURPLN Call Option	(39,007)	(38)	4.31	08/25	-
EURCZK Call Option	(28,632)	(25)	24.7	08/25	-
EURPLN Call Option	(38,875)	(29)	4.32	08/25	-
EURPLN Put Option	(43,168)	(13)	4.23	08/25	-
EURCZK Put Option	(28,700)	(143)	24.67	08/25	-
EURPLN Put Option	(43,487)	(4)	4.22	08/25	-
EURCZK Put Option	(28,767)	(111)	24.64	08/25	-
EURPLN Put Option	(43,327)	(8)	4.23	08/25	-
EURPLN Call Option	(43,728)	(13)	4.29	08/25	-
EURPLN Call Option	(40,462)	(205)	4.27	08/25	-
EURCZK Call Option	(29,176)	(2)	24.83	08/25	-
EURPLN Call Option	(38,594)	(94)	4.3	08/25	-
EURCZK Put Option	(29,441)	(83)	24.63	08/25	-
EURPLN Put Option	(41,255)	(12)	4.21	08/25	-
EURCZK Put Option	(29,513)	(51)	24.6	08/25	-
EURPLN Put Option	(41,111)	(16)	4.22	08/25	-
EURCZK Put Option	(29,585)	(29)	24.57	08/25	-
EURPLN Put Option	(40,967)	(22)	4.22	08/25	-
EURCZK Put Option	(29,657)	(16)	24.54	08/25	-
EURPLN Put Option	(40,825)	(30)	4.23	08/25	-
EURCZK Put Option	(29,730)	(9)	24.51	08/25	-
EURPLN Put Option	(40,683)	(41)	4.24	08/25	-
EURCZK Put Option	(29,803)	(5)	24.48	08/25	-
EURPLN Put Option	(40,542)	(56)	4.25	08/25	-
EURCZK Call Option	(29,370)	(11)	24.66	08/25	-
EURPLN Call Option	(39,510)	(374)	4.25	08/25	-
EURCZK Call Option	(28,947)	-	24.84	08/25	-
EURPLN Call Option	(39,377)	(311)	4.26	08/25	-
EURCZK Call Option	(29,016)	-	24.81	08/25	-
EURPLN Call Option	(39,245)	(256)	4.27	08/25	-
EURCZK Call Option	(29,087)	(1)	24.78	08/25	-
EURPLN Call Option	(39,113)	(209)	4.28	08/25	-
EURPLN Call Option	(38,723)	(114)	4.3	08/25	-
EURCZK Call Option	(29,157)	(2)	24.75	08/25	-
EURPLN Call Option	(38,982)	(171)	4.28	08/25	-
EURCZK Call Option	(29,228)	(4)	24.72	08/25	-
EURPLN Call Option	(38,852)	(139)	4.29	08/25	-
EURCZK Call Option	(29,299)	(6)	24.69	08/25	-
EURCZK Put Option	(29,876)	(2)	24.45	08/25	-
EURPLN Put Option	(40,402)	(76)	4.25	08/25	-
EURCZK Call Option	(30,850)	(8)	24.65	08/25	-
EURPLN Call Option	(39,306)	(85)	4.31	08/25	-
EURCZK Put Option	(30,929)	(56)	24.62	08/25	-
EURPLN Put Option	(40,943)	(15)	4.21	08/25	-
EURCZK Put Option	(31,008)	(27)	24.58	08/25	-
EURPLN Put Option	(40,801)	(21)	4.22	08/25	-
EURCZK Put Option	(31,087)	(13)	24.55	08/25	-
EURPLN Put Option	(40,660)	(28)	4.23	08/25	-
EURCZK Put Option	(31,167)	(7)	24.52	08/25	-
EURPLN Put Option	(40,519)	(38)	4.24	08/25	-
EURCZK Put Option	(31,247)	(4)	24.49	08/25	-
EURPLN Put Option	(40,379)	(51)	4.24	08/25	-
EURCZK Put Option	(31,327)	(2)	24.46	08/25	-
EURPLN Call Option	(39,440)	(102)	4.31	08/25	-
EURPLN Call Option	(39,985)	(224)	4.28	08/25	-
EURCZK Call Option	(30,307)	-	24.87	08/25	-
EURPLN Call Option	(40,262)	(331)	4.26	08/25	-
EURCZK Call Option	(30,384)	-	24.84	08/25	-
EURPLN Call Option	(40,124)	(273)	4.27	08/25	-
EURCZK Call Option	(30,461)	-	24.8	08/25	-
EURCZK Call Option	(30,538)	(1)	24.77	08/25	-
EURCZK Call Option	(30,772)	(4)	24.68	08/25	-
EURPLN Call Option	(39,848)	(183)	4.28	08/25	-
EURCZK Call Option	(30,616)	(2)	24.74	08/25	-
EURPLN Call Option	(39,711)	(150)	4.29	08/25	-
EURCZK Call Option	(30,694)	(3)	24.71	08/25	-
EURPLN Call Option	(39,575)	(124)	4.3	08/25	-
EURCZK Call Option	(28,877)	-	24.87	08/25	-
EURPLN Put Option	(39,643)	(51)	4.25	08/25	-
EURPLN Put Option	(42,074)	(10)	4.21	08/25	-
EURCZK Put Option	(29,746)	(55)	24.59	08/25	-
EURPLN Put Option	(41,926)	(15)	4.22	08/25	-
EURCZK Put Option	(29,819)	(35)	24.56	08/25	-
EURPLN Put Option	(41,778)	(21)	4.23	08/25	-
EURCZK Put Option	(29,892)	(21)	24.53	08/25	-
EURPLN Put Option	(41,632)	(29)	4.24	08/25	-
EURCZK Put Option	(29,965)	(13)	24.5	08/25	-
EURPLN Put Option	(41,486)	(41)	4.24	08/25	-
EURCZK Put Option	(30,038)	(8)	24.47	08/25	-
EURPLN Put Option	(41,341)	(58)	4.25	08/25	-
EURCZK Call Option	(29,461)	-	24.92	08/25	-
EURCZK Put Option	(29,674)	(82)	24.62	08/25	-
EURPLN Put Option	(42,223)	(6)	4.21	08/25	-
EURPLN Call Option	(40,323)	(160)	4.28	08/25	-
EURCZK Call Option	(29,246)	(3)	24.8	08/25	-
EURPLN Call Option	(40,185)	(125)	4.29	08/25	-
EURCZK Call Option	(29,317)	(5)	24.77	08/25	-
EURPLN Call Option	(40,047)	(99)	4.29	08/25	-
EURCZK Call Option	(29,388)	(7)	24.74	08/25	-
EURPLN Call Option	(39,910)	(79)	4.3	08/25	-
EURCZK Call Option	(29,459)	(11)	24.71	08/25	-
EURPLN Call Option	(39,773)	(63)	4.31	08/25	-
EURCZK Call Option	(29,530)	(16)	24.68	08/25	-
EURPLN Call Option	(39,638)	(51)	4.32	08/25	-
EURCZK Put Option	(29,602)	(115)	24.65	08/25	-
EURPLN Call Option	(41,196)	(339)	4.26	08/25	-
EURCZK Call Option	(29,533)	-	24.89	08/25	-
EURPLN Put Option	(40,459)	(7)	4.2	08/25	-
EURCZK Put Option	(30,123)	(98)	24.64	08/25	-
EURPLN Put Option	(40,321)	(10)	4.21	08/25	-
EURCZK Put Option	(30,198)	(65)	24.61	08/25	-
EURPLN Put Option	(40,184)	(14)	4.22	08/25	-
EURCZK Put Option	(30,273)	(40)	24.58	08/25	-
EURPLN Put Option	(40,048)	(20)	4.23	08/25	-
EURCZK Put Option	(30,348)	(23)	24.55	08/25	-
EURPLN Put Option	(39,912)	(27)	4.23	08/25	-
EURCZK Put Option	(30,424)	(14)	24.52	08/25	-
EURPLN Put Option	(39,777)	(37)	4.24	08/25	-
EURCZK Put Option	(30,500)	(8)	24.49	08/25	-
EURCZK Put Option	(30,048)	(138)	24.67	08/25	-
EURPLN Call Option	(41,053)	(276)	4.27	08/25	-
EURCZK Call Option	(29,606)	-	24.85	08/25	-
EURPLN Call Option	(40,910)	(221)	4.27	08/25	-
EURCZK Call Option	(29,679)	(1)	24.82	08/25	-
EURPLN Call Option	(40,768)	(177)	4.28	08/25	-
EURCZK Call Option	(29,752)	(2)	24.79	08/25	-
EURPLN Call Option	(40,626)	(142)	4.29	08/25	-
EURPLN Call Option	(40,207)	(76)	4.31	08/25	-
EURCZK Call Option	(29,826)	(3)	24.76	08/25	-
EURPLN Call Option	(40,486)	(114)	4.3	08/25	-
EURCZK Call Option	(29,900)	(6)	24.73	08/25	-
EURPLN Call Option	(40,346)	(93)	4.3	08/25	-
EURCZK Call Option	(29,974)	(9)	24.7	08/25	-
EURCZK Call Option	(29,381)	(4)	24.91	08/25	-
EURCZK Put Option	(30,664)	(119)	24.63	08/25	-
EURCZK Call Option	(30,419)	(17)	24.81	08/25	-
EURCZK Call Option	(30,057)	(16)	24.79	08/25	-
EURPLN Call Option	(41,765)	(93)	4.28	08/25	-
EURPLN Call Option	(42,842)	(34)	4.29	08/25	-
EURCZK Call Option	(29,565)	(36)	24.74	08/25	-
EURCZK Call Option	(30,136)	(15)	24.84	08/25	-
EURPLN Call Option	(42,167)	(200)	4.26	08/25	-
EURHUF Put Option	(40,216)	(27)	398.47	08/25	-
EURCZK Call Option	(29,983)	(12)	24.82	08/25	-
EURPLN Call Option	(41,917)	(136)	4.27	08/25	-
EURPLN Call Option	(43,157)	(267)	4.26	08/25	-
EURPLN Call Option	(42,682)	(19)	4.29	08/25	-
EURHUF Put Option	(40,761)	(1)	395.8	08/25	-
EURCZK Call Option	(29,637)	(45)	24.71	08/25	-
EURHUF Call Option	(38,645)	-	406.49	08/25	-
EURCZK Call Option	(29,909)	(9)	24.85	08/25	-
EURPLN Call Option	(42,070)	(197)	4.26	08/25	-
EURHUF Call Option	(39,256)	(30)	402.06	08/25	-
EURHUF Call Option	(38,242)	(1)	407.35	08/25	-
EURPLN Call Option	(42,014)	(134)	4.27	08/25	-
EURPLN Call Option	(42,523)	(11)	4.3	08/25	-
EURHUF Put Option	(40,037)	(61)	399.36	08/25	-
EURCZK Call Option	(30,062)	(11)	24.87	08/25	-
EURCZK Call Option	(29,836)	(7)	24.88	08/25	-
EURHUF Put Option	(40,474)	(3)	395.19	08/25	-
EURCZK Call Option	(30,343)	(13)	24.84	08/25	-
EURPLN Call Option	(42,321)	(283)	4.25	08/25	-
EURHUF Put Option	(40,397)	(11)	397.58	08/25	-
EURPLN Call Option	(43,328)	(186)	4.26	08/25	-
EURCZK Put Option	(31,128)	(20)	24.44	08/25	-
EURCZK Call Option	(30,355)	(48)	24.67	08/25	-
EURPLN Call Option	(41,167)	(23)	4.31	08/25	-
EURPLN Call Option	(42,837)	(112)	4.27	08/25	-
EURCZK Call Option	(29,351)	(18)	24.83	08/25	-
EURCZK Call Option	(30,280)	(36)	24.7	08/25	-
EURHUF Call Option	(39,429)	(49)	401.18	08/25	-
EURPLN Call Option	(41,315)	(32)	4.3	08/25	-
EURPLN Put Option	(42,476)	(10)	4.25	08/25	-
EURPLN Call Option	(43,165)	(109)	4.27	08/25	-
EURHUF Put Option	(40,578)	(3)	396.69	08/25	-
EURCZK Call Option	(30,205)	(27)	24.73	08/25	-
EURCZK Call Option	(29,422)	(23)	24.8	08/25	-
EURHUF Put Option	(40,296)	(8)	396.06	08/25	-
EURPLN Call Option	(41,464)	(45)	4.3	08/25	-
EURCZK Call Option	(30,211)	(19)	24.81	08/25	-
EURHUF Call Option	(38,476)	-	407.38	08/25	-
EURPLN Call Option	(42,997)	(180)	4.26	08/25	-
EURPLN Call Option	(43,003)	(59)	4.28	08/25	-
EURCZK Call Option	(29,493)	(28)	24.77	08/25	-
EURCZK Call Option	(30,131)	(21)	24.76	08/25	-
EURPLN Call Option	(41,615)	(64)	4.29	08/25	-
EURCZK Call Option	(29,709)	(57)	24.68	08/25	-
EURPLN Put Option	(42,223)	(28)	4.26	08/25	-
EURCZK Call Option	(30,495)	(22)	24.77	08/25	-
EURCZK Call Option	(30,647)	(37)	24.71	08/25	-
EURHUF Call Option	(38,986)	(2)	404.71	08/25	-
EURHUF Call Option	(39,506)	(19)	402.03	08/25	-
EURCZK Put Option	(30,221)	(28)	24.47	08/25	-
EURPLN Put Option	(44,140)	-	4.21	08/25	-
EURCZK Put Option	(31,034)	(61)	24.56	08/25	-
EURPLN Call Option	(41,560)	(39)	4.29	08/25	-
EURPLN Put Option	(43,003)	(1)	4.22	08/25	-
EURPLN Put Option	(43,644)	(1)	4.23	08/25	-
EURCZK Put Option	(30,000)	(67)	24.56	08/25	-
EURHUF Call Option	(38,744)	(6)	404.71	08/25	-
EURCZK Call Option	(30,724)	(49)	24.68	08/25	-
EURCZK Put Option	(30,956)	(82)	24.59	08/25	-
EURPLN Put Option	(43,161)	-	4.21	08/25	-
EURHUF Call Option	(38,913)	(10)	403.83	08/25	-
EURPLN Put Option	(43,974)	-	4.22	08/25	-
EURHUF Call Option	(39,332)	(10)	402.93	08/25	-
EURCZK Put Option	(30,073)	(50)	24.53	08/25	-
EURCZK Put Option	(30,878)	(109)	24.62	08/25	-
EURPLN Call Option	(41,411)	(26)	4.3	08/25	-
EURPLN Call Option	(41,262)	(18)	4.31	08/25	-
EURCZK Put Option	(30,147)	(38)	24.5	08/25	-
EURCZK Call Option	(30,801)	(64)	24.65	08/25	-
EURHUF Call Option	(39,158)	(5)	403.82	08/25	-
EURPLN Put Option	(42,845)	(2)	4.23	08/25	-
EURCZK Put Option	(29,927)	(87)	24.59	08/25	-
EURPLN Put Option	(44,307)	-	4.2	08/25	-
EURPLN Put Option	(43,319)	(7)	4.25	08/25	-
EURCZK Put Option	(31,348)	(16)	24.43	08/25	-
EURHUF Call Option	(38,815)	(1)	405.6	08/25	-
EURPLN Call Option	(42,365)	(5)	4.31	08/25	-
EURPLN Put Option	(42,377)	(15)	4.25	08/25	-
EURHUF Put Option	(39,859)	(124)	400.25	08/25	-
EURCZK Call Option	(29,781)	(72)	24.65	08/25	-
EURPLN Call Option	(41,862)	(87)	4.28	08/25	-
EURHUF Call Option	(38,408)	(2)	406.47	08/25	-
EURCZK Call Option	(30,571)	(29)	24.74	08/25	-
EURCZK Put Option	(31,269)	(23)	24.47	08/25	-
EURPLN Put Option	(42,532)	(8)	4.24	08/25	-
EURPLN Call Option	(42,052)	(10)	4.31	08/25	-
EURPLN Call Option	(42,207)	(2)	4.32	08/25	-
EURHUF Call Option	(39,682)	(34)	401.14	08/25	-
EURCZK Put Option	(29,854)	(112)	24.62	08/25	-
EURCZK Put Option	(30,295)	(21)	24.44	08/25	-
EURCZK Put Option	(31,191)	(32)	24.5	08/25	-
EURPLN Put Option	(43,481)	(3)	4.24	08/25	-
EURPLN Put Option	(42,688)	(4)	4.23	08/25	-
EURPLN Call Option	(41,711)	(57)	4.29	08/25	-
EURHUF Call Option	(38,576)	(3)	405.59	08/25	-
EURHUF Call Option	(39,084)	(18)	402.94	08/25	-
EURCZK Put Option	(31,112)	(44)	24.53	08/25	-
EURCZK Call Option	(30,286)	(24)	24.78	08/25	-
EURCZK Call Option	(30,268)	(10)	24.87	08/25	-
EURPLN Put Option	(42,631)	(5)	4.24	08/25	-
EURCZK Put Option	(30,818)	(69)	24.57	08/25	-
EURPLN Put Option	(42,197)	(13)	4.24	08/25	-
EURCZK Call Option	(30,512)	(50)	24.69	08/25	-
EURPLN Put Option	(44,325)	-	4.21	08/25	-
EURPLN Call Option	(42,364)	(27)	4.3	08/25	-
EURCZK Put Option	(30,074)	(63)	24.55	08/25	-
EURHUF Put Option	(39,594)	(98)	399.56	08/25	-
EURPLN Put Option	(43,103)	-	4.22	08/25	-
EURCZK Put Option	(30,657)	(50)	24.55	08/25	-
EURCZK Put Option	(30,895)	(52)	24.54	08/25	-
EURPLN Put Option	(44,156)	-	4.22	08/25	-
EURCZK Put Option	(30,148)	(48)	24.52	08/25	-
EURHUF Put Option	(39,778)	(78)	399.41	08/25	-
EURCZK Call Option	(30,436)	(39)	24.72	08/25	-
EURHUF Call Option	(38,992)	-	406.82	08/25	-
EURPLN Put Option	(43,989)	-	4.23	08/25	-
EURCZK Put Option	(30,581)	(69)	24.58	08/25	-
EURCZK Put Option	(30,222)	(36)	24.49	08/25	-
EURHUF Put Option	(39,767)	(55)	398.68	08/25	-
EURPLN Put Option	(42,503)	(4)	4.23	08/25	-
EURPLN Call Option	(42,521)	(42)	4.29	08/25	-
EURHUF Put Option	(40,310)	(8)	396.77	08/25	-
EURCZK Put Option	(30,734)	(35)	24.52	08/25	-
EURCZK Put Option	(30,972)	(38)	24.51	08/25	-
EURCZK Call Option	(29,780)	(67)	24.67	08/25	-
EURCZK Put Option	(30,887)	(18)	24.45	08/25	-
EURPLN Call Option	(43,562)	(6)	4.3	08/25	-
EURHUF Put Option	(40,132)	(19)	397.65	08/25	-
EURPLN Put Option	(41,894)	(38)	4.26	08/25	-
EURCZK Call Option	(29,853)	(84)	24.64	08/25	-
EURPLN Put Option	(43,422)	-	4.2	08/25	-
EURHUF Call Option	(39,339)	-	405.02	08/25	-
EURHUF Put Option	(39,954)	(40)	398.53	08/25	-
EURCZK Call Option	(30,588)	(64)	24.66	08/25	-
EURHUF Call Option	(39,249)	(60)	401.3	08/25	-
EURCZK Put Option	(30,741)	(92)	24.6	08/25	-
EURPLN Call Option	(42,207)	(17)	4.3	08/25	-
EURCZK Put Option	(30,810)	(25)	24.48	08/25	-
EURPLN Call Option	(43,397)	(2)	4.31	08/25	-
EURCZK Put Option	(29,926)	(106)	24.61	08/25	-
EURPLN Put Option	(42,045)	(22)	4.25	08/25	-
EURHUF Put Option	(39,421)	(162)	400.43	08/25	-
EURPLN Put Option	(44,494)	-	4.21	08/25	-
EURHUF Call Option	(39,165)	-	405.92	08/25	-
EURCZK Put Option	(30,000)	(83)	24.58	08/25	-
EURPLN Put Option	(43,262)	-	4.21	08/25	-
EURPLN Put Option	(42,945)	(1)	4.22	08/25	-
EURPLN Put Option	(42,349)	(7)	4.24	08/25	-
EURPLN Put Option	(43,809)	-	4.22	08/25	-
EURHUF Put Option	(39,942)	(30)	397.81	08/25	-
EURPLN Put Option	(42,788)	(2)	4.23	08/25	-
EURCZK Call Option	(29,280)	(14)	24.86	08/25	-
EURHUF Put Option	(40,671)	(1)	395	08/25	-
EURCZK Put Option	(30,506)	(93)	24.61	08/25	-
EURPLN Call Option	(41,019)	(17)	4.32	08/25	-
EURHUF Put Option	(39,603)	(140)	400.3	08/25	-
EURCZK Put Option	(30,372)	(20)	24.43	08/25	-
EURCZK Call Option	(30,361)	(30)	24.75	08/25	-
EURPLN Put Option	(43,657)	(3)	4.25	08/25	-
EURHUF Put Option	(40,945)	-	394.91	08/25	-
EURPLN Put Option	(43,492)	(9)	4.25	08/25	-
EURHUF Put Option	(40,490)	(4)	395.88	08/25	-
EURCZK Put Option	(31,050)	(28)	24.47	08/25	-
EURCZK Put Option	(30,430)	(122)	24.64	08/25	-
EURCZK Put Option	(30,297)	(27)	24.46	08/25	-
EURPLN Put Option	(42,657)	(2)	4.22	08/25	-
EURPLN Call Option	(42,678)	(68)	4.28	08/25	-
EURHUF Put Option	(40,118)	(16)	396.93	08/25	-
EURPLN Put Option	(43,822)	(1)	4.24	08/25	-
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
MSCBFMD2 Index	0.00%	Return of Index	At Maturity	Morgan Stanley Capital Services LLC	September 2025	41,137,933	(22,502)	(22,502)
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short FX Forwards related to market volatility.
Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
AUD	USD	08/25	632,258	1.54
CAD	USD	08/25	19,901	0.05
CHF	USD	08/25	1,297,611	3.15
USD	EUR	08/25	(634,875)	(1.54)
USD	GBP	08/25	(201,129)	(0.49)
JPY	USD	08/25	522,829	1.27
USD	NOK	08/25	(2,324,449)	(5.65)
NZD	USD	08/25	691,805	1.68
USD	SEK	08/25	(495,281)	(1.2)
Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
MSCBFME2 Index	0.00%	Return of Index	At Maturity	Morgan Stanley Capital Services LLC	September 2025	44,893,084	24,785	24,785
The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short FX Forwards related to market volatility.
Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
USD	BRL	08/25	(619,320)	(1.38)
USD	CHF	08/25	(278,507)	(0.62)
USD	CLP	08/25	(1,524,047)	(3.39)
CNH	USD	08/25	595,001	1.33
USD	COP	08/25	(90,085)	(0.2)
CZK	USD	08/25	884,085	1.97
USD	HUF	08/25	(433,846)	(0.97)
IDR	USD	08/25	1,026,445	2.29
ILS	USD	08/25	1,114,180	2.48
INR	USD	08/25	2,193,543	4.89
USD	JPY	08/25	(275,958)	(0.61)
USD	KRW	08/25	(389,926)	(0.87)
MXN	USD	08/25	1,605,331	3.58
USD	PHP	08/25	(328,300)	(0.73)
USD	PLN	08/25	(21,357)	(0.05)
USD	RON	08/25	(90,632)	(0.2)
USD	SGD	08/25	(776,374)	(1.73)
THB	USD	08/25	606,489	1.35
USD	TWD	08/25	(292,461)	(0.65)
USD	ZAR	08/25	(2,615,835)	(5.83)

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $10,607,947.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,462,291	69,349,432	70,819,351	195,455	-	-	3,992,372	3,991,574	0.0%
Total	5,462,291	69,349,432	70,819,351	195,455	-	-	3,992,372

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	38,212,494	-	38,212,494	-

Money Market Funds	3,992,372	3,992,372	-	-
Total Investments in Securities:	42,204,866	3,992,372	38,212,494	-
Derivative Instruments:

Assets
Swaps	671,214	-	671,214	-
Total Assets	671,214	-	671,214	-

Liabilities
Swaps	(253,984)	-	(253,984)	-
Total Liabilities	(253,984)	-	(253,984)	-
Total Derivative Instruments:	417,230	-	417,230	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Swaps (a)	671,214	(253,984)
Total Foreign Exchange Risk	671,214	(253,984)
Total Value of Derivatives	671,214	(253,984)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Bank of America, N.A.	-	(231,482)	-	-	(231,482)
BNP Paribas SA	283,758	-	-	-	283,758
Goldman Sachs International	168,662	-	-	-	168,662
JPMorgan Chase Bank, N.A.	194,009	-	-	-	194,009
Morgan Stanley Capital Services LLC	24,785	(22,502)	-	-	2,283
Total	$671,214	$(253,984)	$-	$-	$417,230

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $38,214,372)	$38,212,494
Fidelity Central Funds (cost $3,992,372)	3,992,372

Total Investment in Securities (cost $42,206,744)		$42,204,866
Distributions receivable from Fidelity Central Funds		16,031
Bi-lateral OTC swaps, at value		671,214
Prepaid expenses		1,407
Receivable from investment adviser for expense reductions		10,162
Total assets		42,903,680
Liabilities
Bi-lateral OTC swaps, at value	$253,984
Accrued management fee	15,694
Audit fee payable	69,534
Other payables and accrued expenses	10,314
Total liabilities		349,526
Net Assets		$42,554,154
Net Assets consist of:
Paid in capital		$43,728,377
Total accumulated earnings (loss)		(1,174,223)
Net Assets		$42,554,154
Net Asset Value, offering price and redemption price per share ($42,554,154 ÷ 4,426,962 shares)		$9.61
Statement of Operations
Year ended July 31, 2025
Investment Income
Interest		$1,913,132
Income from Fidelity Central Funds		195,455
Total income		2,108,587
Expenses
Management fee	$209,485
Custodian fees and expenses	10,393
Independent trustees' fees and expenses	19,905
Registration fees	33,445
Audit fees	93,848
Legal	3,895
Miscellaneous	4,298
Total expenses before reductions	375,269
Expense reductions	(144,911)
Total expenses after reductions		230,358
Net Investment income (loss)		1,878,229
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(398)
Forward foreign currency contracts	194,352
Swaps	(5,892,072)
Total net realized gain (loss)		(5,698,118)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(94)
Swaps	935,908
Total change in net unrealized appreciation (depreciation)		935,814
Net gain (loss)		(4,762,304)
Net increase (decrease) in net assets resulting from operations		$(2,884,075)
Statement of Changes in Net Assets

	Year ended July 31, 2025	For the period December 14, 2023 (commencement of operations) through July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,878,229	$1,066,089
Net realized gain (loss)	(5,698,118)	(466,784)
Change in net unrealized appreciation (depreciation)	935,814	(520,462)
Net increase (decrease) in net assets resulting from operations	(2,884,075)	78,843
Distributions to shareholders	-	(2,700)

Share transactions
Proceeds from sales of shares	35,226,527	42,000,300
Reinvestment of distributions	-	2,700
Cost of shares redeemed	(31,867,143)	(298)

Net increase (decrease) in net assets resulting from share transactions	3,359,384	42,002,702
Total increase (decrease) in net assets	475,309	42,078,845

Net Assets
Beginning of period	42,078,845	-
End of period	$42,554,154	$42,078,845

Other Information
Shares
Sold	3,561,129	4,169,178
Issued in reinvestment of distributions	-	275
Redeemed	(3,303,590)	(30)
Net increase (decrease)	257,539	4,169,423

Financial Highlights
Fidelity® SAI Alternative Risk Premia Strategy Fund

Years ended July 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.09	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.40	.31
Net realized and unrealized gain (loss)	(.88)	(.22)
Total from investment operations	(.48)	.09
Distributions from net investment income	-	- D
Net asset value, end of period	$9.61	$10.09
Total Return E,F	(4.76) %	.91%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.81%	.97% I
Expenses net of fee waivers, if any	.50%	.50% I
Expenses net of all reductions, if any	.50%	.50% I
Net investment income (loss)	4.04%	4.89% I
Supplemental Data
Net assets, end of period (000 omitted)	$42,554	$42,079
Portfolio turnover rate J	0%	0%

AFor the period December 14, 2023 (commencement of operations) through July 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity SAI Alternative Risk Premia Strategy Fund (the Fund) is a non-diversified fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

During February 2025 the Board approved to change the name of the Fund to Fidelity SAI Alternative Risk Premia Currency Strategy Fund effective December 11, 2025.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, swaps, market discount, net operating losses and losses deferred due to excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$198,186
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$198,186
Tax Cost	$42,006,680

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$-
Capital loss carryforward	$-
Net unrealized appreciation (depreciation) on securities and other investments	$198,186

The Fund intends to elect to defer to its next fiscal year $1,372,408 of ordinary losses recognized during the period January 1, 2025 to July 31, 2025.

The tax character of distributions paid was as follows:

	July 31, 2025	July 31, 2024A
Ordinary Income	$-	$2,700
Total	$-	$2,700

A For the period December 14, 2023 (commencement of operations) through July 31, 2024.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity SAI Alternative Risk Premia Strategy Fund
Foreign Exchange Risk
Swaps	(5,892,072)	935,908
Forward Foreign Currency Contracts	194,352	-
Total Foreign Exchange Risk	(5,697,720)	935,908
Totals	(5,697,720)	935,908

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity SAI Alternative Risk Premia Strategy Fund	6,171,597

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI Alternative Risk Premia Strategy Fund	273,892,487

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency.

The Fund enters into total return basket swap contracts to obtain exposure to a portfolio of long and/or short positions in order to create and adjust the fund's investment exposure, to enhance total return, to hedge risks, to manage certain investment risk, and to manage volatility. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions.
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Alternative Risk Premia Strategy Fund	33
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .50% of average net assets. This reimbursement will remain in place through November 30, 2026. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $142,989.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,922.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Alternatives Fund	Strategic Advisers Fidelity Alternatives Fund
Fidelity SAI Alternative Risk Premia Strategy Fund	64%	36%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Alternative Risk Premia Strategy Fund	100%
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Greenwood Street Trust and the Shareholders of Fidelity SAI Alternative Risk Premia Strategy Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Alternative Risk Premia Strategy Fund (the "Fund"), a fund of Fidelity Greenwood Street Trust, including the schedule of investments, as of July 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets and financial highlights for the year then ended and for the period from December 14, 2023 (commencement of operations) through July 31, 2024, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period from December 14, 2023 (commencement of operations) through July 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 12, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9911836.101
CUA-ANN-0925

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Greenwood Street Trust

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2025